UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Securities — 100.2%
	U.S. Treasury Bills — 100.2% (n)
400,000	4.79%, 08/30/07	395,265
1,026,126	4.83%, 08/16/07	1,015,805
1,123,450	4.84%, 08/09/07	1,113,159
575,000	4.87%, 08/02/07	570,240
104,752	4.88%, 08/15/07	105,026
1,220,473	4.88%, 08/23/07	1,206,943
601,000	4.90%, 07/26/07	596,559
853,260	4.92%, 06/21/07	850,950
600,000	4.93%, 07/19/07	596,112
550,000	4.97%, 06/28/07	547,973
600,000	4.97%, 07/12/07	596,657
158,000	4.98%, 09/06/07	155,920
740,137	5.00%, 07/05/07	736,698
100,000	5.00%, 08/15/07	99,650
700,000	5.02%, 06/07/07	699,422
100,000	5.05%, 08/15/07	99,539
194,117	5.07%, 06/15/07 (m)	193,735
300,000	5.13%, 07/31/07	299,408
539,735	6.60%, 06/14/07	538,787

	Total Investments — 100.2% (Cost $10,417,848)*	10,417,848
	Liabilities in Excess of Other Assets — (0.2%)	(17,077)

	NET ASSETS — 100.0%	$10,400,771

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(m)	All or portion of this security is segregated for current or potential holdings of TBA, when-issued securities and delayed delivery securities.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 133.1%
	Asset-Backed Securities — 11.5%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 5.50%, 04/25/36 (m)	5,000
	American Express Credit Account Master Trust,
1,436	Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	1,439
10,000	Series 2007-4, Class A, FRN, 5.31%, 12/17/12 (m)	10,000
5,000	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.62%, 07/25/36 (m)	5,003
6,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.55%, 11/15/11 (m)	6,001
2,228	Capital Auto Receivables Asset Trust, Series 2006-1, Class A2A, 5.03%, 09/15/08 (m)	2,226
	Capital One Auto Finance Trust,
2,206	Series 2004-A, Class A4, FRN, 5.42%, 03/15/11 (m)	2,207
8,000	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	7,952
	Capital One Multi-Asset Execution Trust,
7,580	Series 2003-A, FRN, 6.57%, 12/15/10 (i)	7,640
6,233	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	6,102
1,500	Capital One Prime Auto Receivables Trust, Series 2005-1 Class A4, FRN, 5.34%, 04/15/11 (m)	1,500
	CarMax Auto Owner Trust,
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,006
5,000	Series 2007-1, Class A4, 5.24%, 06/15/12 (m)	4,984
	CARSS Finance LP (Cayman Islands),
33	Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	33
82	Series 2004-A, Class B2, FRN, 6.27%, 01/15/11 (e) (m)	82
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,502
1,145	Series 2005-A9, Class A9, 5.10%, 11/20/17 (m)	1,116
9,950	Series 2006-C4, Class C4, FRN, 5.54%, 01/09/12 (m)	9,945
	Citigroup Mortgage Loan Trust, Inc.,
1,543	Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33 (m)	1,546
38	Series 2005-OPT1, Class A1B, FRN, 5.53%, 02/25/35 (m)	38
599	Series 2006-WF2, Class A2A, SUB, 5.91%, 05/25/36 (m)	598
6,075	Series 2007-AHL2, Class A3A, FRN, 5.41%, 05/25/37 (m)	6,075
9,000	Series 2007-WFH2, Class A3, FRN, 5.50%, 03/25/37 (m)	9,002
1,754	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,741
	Countrywide Asset-Backed Certificates,
4,775	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	4,715
18	Series 2004-1, Class 3A, FRN, 5.60%, 04/25/34 (m)	18
1,320	Series 2004-1, Class M1, FRN, 5.82%, 03/25/34 (m)	1,321
1,080	Series 2004-1, Class M2, FRN, 5.87%, 03/25/34 (m)	1,081
1,067	Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	1,061
278	Series 2005-11, Class 3AV1, FRN, 5.48%, 02/25/36 (m)	278
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	925
	Countrywide Home Equity Loan Trust,
377	Series 2004-I, Class A, FRN, 5.61%, 02/15/34 (m)	377
465	Series 2004-K, Class 2A, FRN, 5.62%, 02/15/34 (m)	465
524	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	522
1,566	Daimler Chrysler Auto Trust, Series 2006-B, Class A2, 5.30%, 10/08/08 (m)	1,566
6,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class M1, FRN, 5.59%, 07/25/36 (m)	5,998
	Ford Credit Auto Owner Trust,
5,165	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	5,166
5,000	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	4,983
2,088	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	2,075
1,071	GS Auto Loan Trust, Series 2004-1, Class A4, 2.65%, 05/15/11 (m)	1,067
	GSAMP Trust,
154	Series 2004-OPT, Class A1, FRN, 5.66%, 11/25/34 (m)	154
2,000	Series 2005-WMC2, Class A2B, FRN, 5.58%, 11/25/35 (m)	2,002
6,000	Series 2006-NC1, Class A2, FRN, 5.68%, 02/25/36 (m)	5,996
10,000	Harley-Davidson Motorcycle Trust, Series 2007-1, Class A3, 5.22%, 03/15/12 (m)	9,983
6,412	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.02%, 10/20/14 (e) (m)	6,412
	Home Equity Asset Trust,
1,465	Series 2005-8, Class M2, FRN, 5.77%, 02/25/36 (m)	1,474
7,000	Series 2006-3, Class 2A3, FRN, 5.50%, 07/25/36 (m)	6,998
5,200	Series 2007-2, Class M3, FRN, 6.07%, 07/25/37 (m)	5,238
	Household Automotive Trust,
723	Series 2006-1, Class A2, 5.40%, 06/17/09 (m)	723
3,696	Series 2006-2, Class A2, 5.61%, 06/17/09 (m)	3,697
5,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN, 5.51%, 01/25/36 (m)	4,981
1,295	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 5.59%, 11/25/35 (m)	1,300
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 6.00%, 08/25/33 (m)	2,006
2,030	Series 2004-1, Class M1, FRN, 5.82%, 02/25/34 (m)	2,035
1,360	Series 2004-1, Class M2, FRN, 5.87%, 02/25/34 (m)	1,362

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

1,500	Series 2004-3, Class M1, FRN, 5.89%, 07/25/34 (m)	1,509
696	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	690
	MASTR Asset Backed Securities Trust,
5,683	Series 2006-AB1, Class A1, FRN, 5.46%, 02/25/36 (m)	5,683
5,000	Series 2006-NC1, Class A3, FRN, 5.51%, 01/25/36 (m)	4,990
3,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 6.47%, 12/15/10 (e) (m)	3,032
5,000	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.52%, 01/25/37 (m)	4,998
13,000	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, FRN, 5.45%, 06/25/37	13,000
	New Century Home Equity Loan Trust,
1,350	Series 2005-1, Class M1, FRN, 5.77%, 03/25/35 (m)	1,349
671	Series 2005-2, Class A2B, FRN, 5.50%, 06/25/35 (m)	671
974	Series 2005-B, Class A2B, FRN, 5.50%, 10/25/35 (m)	972
4,000	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 5.44%, 03/25/36 (m)	3,997
348	Nissan Auto Receivables Owner Trust, Series 2006-A, Class A2, 4.80%, 06/16/08 (m)	347
365	Onyx Acceptance Grantor Trust, Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	361
	Option One Mortgage Loan Trust,
529	Series 2003-1, Class A2, FRN, 5.74%, 02/25/33 (m)	529
311	Series 2003-5, Class A2, FRN, 5.64%, 08/25/33 (m)	312
3,000	Series 2007-3, Class M2, FRN, 5.79%, 04/25/37 (m)	3,026
2,000	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,072
5,998	PP&L Transition Bond Co. LLC, Series 1999-1, Class A8, 7.15%, 06/25/09 (m)	6,094
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,793
	Residential Asset Mortgage Products, Inc.,
3,550	Series 2005-EFC5, Class M1, FRN, 5.72%, 10/25/35 (m)	3,568
2,000	Series 2006-RS1, Class AI2, FRN, 5.74%, 01/25/36 (m)	2,000
	Residential Asset Securities Corp.,
411	Series 2002-KS4, Class AIIB, FRN, 5.82%, 07/25/32 (m)	412
681	Series 2003-KS5, Class AIIB, FRN, 5.90%, 07/25/33 (m)	681
293	Series 2005-KS2, Class AI2, FRN, 5.52%, 05/25/34 (m)	293
1,693	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, FRN, 5.57%, 06/25/36	1,694
6,365	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.61%, 07/25/36	6,370
	Triad Auto Receivables Owner Trust,
2,789	Series 2003-B, Class A4, 3.20%, 12/13/10	2,745
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11	7,985
832	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	823
	Wachovia Asset Securitization, Inc.,
1,048	Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	1,050
666	Series 2003-HE3, Class A, FRN, 5.57%, 11/25/33	667
5,664	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A2, 5.28%, 04/20/10 (e)	5,661

	Total Asset-Backed Securities (Cost $273,904)	273,091

	Collateralized Mortgage Obligations — 20.2%
	Agency CMO — 8.0%
	Federal Home Loan Mortgage Corp. REMICS,
609	Series 2508, Class PE, 5.50%, 05/15/28 (m)	609
8,773	Series 2564, Class LS, IF, IO, 2.33%, 01/15/17 (m)	415
3,838	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	388
12,052	Series 2701, Class ST, IF, IO, 1.68%, 08/15/21 (m)	512
3,295	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	117
472	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	1
4,096	Series 2772 Class GI, IO, 5.00%, 11/15/22 (m)	188
7,420	Series 2779, Class SM, IF, IO, 1.83%, 10/15/18 (m)	376
3,015	Series 2781, Class PL, IO, 5.00%, 10/15/23 (m)	135
27,225	Series 2791, Class SI, IF, IO, 1.83%, 12/15/31 (m)	1,600
21,819	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	1,332
821	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	4
18,286	Series 2861, Class GS, IF, IO, 1.88%, 01/15/21 (m)	443
4,260	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	255
8,005	Series 2894, Class S, IF, IO, 1.88%, 03/15/31 (m)	430
3,774	Series 2897, Class SI, IF, 4.80%, 10/15/31 (m)	3,347
1,305	Series 2921, Class SC, IF, 7.32%, 10/15/32 (m)	1,301
5,720	Series 2931, Class GA, 5.00%, 11/15/28 (m)	5,661
5,363	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	460
696	Series 2980, Class QB, 6.50%, 05/15/35 (m)	711
8,558	Series 3029, Class S, IF, IO, 1.88%, 08/15/35 (m)	765
3,697	Series 3115, Class DO, PO, 07/15/35 (m)	2,497
44,976	Series 3117, Class ES, IF, IO, 1.83%, 02/15/36 (m)	3,625
9,000	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	931
17,410	Series 3174, Class SA, IF, IO, 2.38%, 04/15/36 (m)	1,548
33,358	Series 3199, Class AD, 6.50%, 12/15/33 (m)	33,749
50,000	Series 3316, Class SB, IF, IO, 1.88%, 08/15/35 (m)	4,331
	Federal Home Loan Mortgage Corp. STRIPS,
18,469	Series 237, Class S22, IF, IO, 1.83%, 05/15/36 (m)	1,517
16,622	Series 237, Class S23, IF, IO, 1.78%, 05/15/36 (m)	1,334
53,288	Series 239, Class S29, IF, IO, 2.43%, 08/15/36 (m)	4,777
82,688	Series 239, Class S30, IF, IO, 2.38%, 08/15/36 (m)	6,779
45,131	Series 240, Class S22, IF, IO, 1.83%, 07/15/36 (m)	3,586
81,726	Series 242, Class S29, IF, IO, 2.43%, 11/15/36 (m)	7,380

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Federal National Mortgage Association REMICS,
6,894	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	315
5,455	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	563
3,430	Series 2006-3, Class SY, IF, 7.08%, 03/25/36 (m)	3,279
4,728	Series 2006-43, Class GS, IF, 6.78%, 06/25/36 (m)	4,458
1,938	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	1,956
8,268	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	8,344
19,931	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	20,128
15,275	Series 2006-104, Class FC, FRN, 5.57%, 11/25/36 (m)	15,322
7,050	Series 2006-115, Class BF, FRN, 5.56%, 12/25/36 (m)	7,064
5,400	Series 2007-4, Class HS, IF, 8.82%, 02/25/37 (m)	5,369
4,415	Series 2007-50, Class CS, IF, 7.68%, 09/25/32 (m)	4,402
49,000	Series 2007-55, Class S, IF, IO, 1.44%, 06/25/37 (m)	2,220
	Federal National Mortgage Association STRIPS,
77,648	Series 367, Class 2, IO, 5.50%, 01/01/36 (m)	20,249
17,337	Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	4,035
	Federal National Mortgage Association Whole Loan,
178	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	175
2,323	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,281
	Government National Mortgage Association,
1,228	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	29
3,586	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	171
450	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	4

		191,468

	Non-Agency CMO — 12.2%
	Adjustable Rate Mortgage Trust,
442	Series 2005-4, Class 7A2, FRN, 5.55%, 08/25/35 (m)	444
1,786	Series 2005-6, Class 6A21, FRN, 5.55%, 09/25/35 (m)	1,791
330	Series 2005-6A, Class 2A1, FRN, 5.63%, 11/25/35 (m)	331
12,749	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.51%, 09/25/46 (m)	12,770
2,508	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,474
31,852	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	31,917
	Countrywide Alternative Loan Trust,
4,958	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	4,918
4,357	Series 2005-51, Class 1A1, FRN, 5.64%, 11/20/35 (m)	4,367
10,030	Series 2006-OA1, Class 2A1, FRN, 5.53%, 03/20/46 (m)	10,023
5,034	Series 2006-OA2, Class A1, FRN, 5.53%, 05/20/46 (m)	5,034
3,639	Series 2006-OA9, Class 1A1, FRN, 5.52%, 07/20/46 (m)	3,641
3,394	Series 2006-OA9, Class 2A1B, FRN, 5.52%, 07/20/46 (m)	3,403
9,974	Series 2006-OA10, Class 3A1, FRN, 5.51%, 08/25/46 (m)	9,962
5,082	Series 2006-OA12, Class A2, FRN, 5.53%, 09/20/46 (m)	5,097
10,236	Series 2006-OA19, Class A1, FRN, 5.50%, 02/20/47 (m)	10,216
12,500	Series 2007-OH1, Class A1D, FRN, 5.53%, 04/25/47 (m)	12,500
9,249	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	9,212
	CS First Boston Mortgage Securities Corp.,
432	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	436
160	Series 2004-4, Class 1A1, 6.00%, 08/25/34 (m)	159
2,417	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	2,417
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 1A2, FRN, 5.53%, 02/25/36 (m)	6,008
1,902	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 5.61%, 10/19/45 (m)	1,911
3,000	Granite Master Issuer plc (United Kingdom), Series 2006-2 Class A4, FRN, 5.40%, 12/20/54 (m)	2,999
	Greenpoint Mortgage Funding Trust,
1,149	Series 2005-AR4, Class 4A1A, FRN, 5.63%, 10/25/45 (m)	1,152
12,866	Series 2006-OH1, Class A1, FRN, 5.50%, 01/25/37 (m)	12,846
	Harborview Mortgage Loan Trust,
4,631	Series 2005-3, Class 2A1A, FRN, 5.56%, 06/19/35 (m)	4,637
1,148	Series 2005-8, Class 1A2A, FRN, 5.65%, 09/19/35 (m)	1,152
2,681	Series 2006-8, Class 2A1A, FRN, 5.51%, 08/21/36 (m)	2,684
11,634	Series 2006-14, Class 2A1A, FRN, 5.47%, 02/19/46 (m)	11,640
	Indymac Index Mortgage Loan Trust,
2,175	Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34 (m)	2,185
855	Series 2005-AR14, Class 2A1A, FRN, 5.62%, 08/25/35 (m)	858
10,847	Series 2006-AR2, Class 1A1A, FRN, 5.54%, 04/25/46 (m)	10,855
26,262	Series 2006-AR2, Class 4A1, VAR, 5.98%, 09/25/36 (m)	26,244
10,500	K2 Corp. Commercial Mortgage Trust, 5.37%, 02/15/10 (i)	10,500
3,754	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	3,732
1,119	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.49%, 05/25/35 (m)	1,122
13,075	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 5.40%, 10/15/15 (m)	13,079
	RESI Finance LP (Cayman Islands),
6,416	Series 2003-C, Class B3, FRN, 6.72%, 09/10/35 (e) (m)	6,522
1,228	Series 2003-C, Class B4, FRN, 6.92%, 09/10/35 (e) (m)	1,267
1,366	Series 2003-D, Class B3, FRN, 6.62%, 12/10/35 (e) (m)	1,370
1,976	Series 2003-D, Class B4, FRN, 6.82%, 12/10/35 (e) (m)	1,982
2,328	Series 2005-A, Class B3, FRN, 5.90%, 03/10/37 (e) (m)	2,351
779	Series 2005-A, Class B4, FRN, 6.00%, 03/10/37 (e) (m)	785
	Residential Accredit Loans, Inc.,
977	Series 2005-QO4, Class 2AI, FRN, 5.60%, 12/25/45 (m)	978
8,002	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	8,005
259	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	256
	Structured Asset Mortgage Investments, Inc.,
1,286	Series 2005-AK2, Class 2A1, FRN, 5.55%, 05/25/45	1,286
8,207	Series 2006-AR1, Class 3A1, FRN, 5.55%, 02/25/36	8,217

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

	1,821	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, FRN, 5.51%, 07/25/46	1,824
		Washington Mutual, Inc.,
	955	Series 2005-AR2, Class 2A21, FRN, 5.65%, 01/25/45	959
	1,473	Series 2005-AR9, Class A1A, FRN, 5.64%, 07/25/45	1,477
	1,439	Series 2005-AR15, Class A1A1, FRN, 5.58%, 11/25/45	1,443
	856	Series 2005-AR17, Class A1A1, FRN, 5.59%, 12/25/45	859
		Wells Fargo Mortgage Backed Securities Trust,
	2,104	Series 2003-2, Class A6, 5.25%, 03/25/18	2,085
	3,418	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36	3,401

			289,783

		Total Collateralized Mortgage Obligations (Cost $478,734)	481,251

		Commercial Mortgage-Backed Securities — 6.1%
		Bear Stearns Commercial Mortgage Securities,
	4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	4,431
	4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	3,978
	2,515	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	2,450
	5,000	Series 2006-PW12, Class A4, VAR, 5.71%, 09/11/38 (m)	5,047
	5,790	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.72%, 03/15/49 (m)	5,845
	10,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, VAR, 5.77%, 06/10/46 (m)	10,131
		Credit Suisse Mortgage Capital Certificates,
	8,610	Series 2006-C3, Class A3, VAR, 5.83%, 06/15/38 (m)	8,751
	13,500	Series 2007-C2, Class AJ, VAR, 5.75%, 01/15/49 (m)	13,362
		Greenwich Capital Commercial Funding Corp.,
	5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,139
	5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	5,113
		LB-UBS Commercial Mortgage Trust,
	1,200	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	1,180
	20,000	Series 2003-C1, Class A4, 5.42%, 02/15/40 (m)	19,632
	2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,100
	4,060	Series 2006-C4, Class A4, VAR, 6.10%, 06/15/38 (m)	4,149
	6,176	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-FFLA, Class A2, FRN, 5.44%, 09/15/21 (e) (m)	6,177
	7,610	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.66%, 05/12/39 (m)	7,659
		Morgan Stanley Capital I,
	10,585	Series 2006-IQ12, Class A4, 5.33%, 12/15/43 (m)	10,322
	21,741	Series 2007-IQ13, Class A4, 5.36%, 03/15/44 (m)	21,221
	1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,701
		Wachovia Bank Commercial Mortgage Trust,
	370	Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42	357
	5,605	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45	5,737

		Total Commercial Mortgage-Backed Securities (Cost $146,778)	144,482

		Corporate Bonds — 38.5%
		Aerospace & Defense — 0.2%
	650	L-3 Communications Corp., 5.88%, 01/15/15 (m)	634
	3,500	United Technologies Corp., FRN, 5.43%, 06/01/09	3,500

			4,134

		Auto Components — 0.0% (g)
	825	TRW Automotive, Inc., 7.25%, 03/15/17 (e)	827

		Automobiles — 0.7%
		DaimlerChrysler N.A. Holding Corp.,
	10,280	5.88%, 03/15/11 (m)	10,384
	3,425	FRN, 5.77%, 03/13/09 (m)	3,440
	2,000	FRN, 5.89%, 10/31/08 (m)	2,011

			15,835

		Beverages — 0.0% (g)
	680	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	685

		Building Products — 0.1%
	3,455	Owens Corning, Inc., 7.00%, 12/01/36 (e) (m)	3,417

		Capital Markets — 6.2%
	1,395	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,390
	1,020	Banque Paribas (France), 6.88%, 03/01/09 (m)	1,046
		Bear Stearns Cos., Inc. (The),
	5,000	FRN, 5.45%, 08/21/09 (m)	5,003
	18,625	FRN, 5.48%, 05/18/10 (m)	18,621
		Credit Suisse, Nassau Branch (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey),
TRL	4,715	14.00%, 01/19/11	3,466
	2,395	14.00%, 01/19/11	1,761
		Credit Suisse USA, Inc.,
	$1,845	5.50%, 08/16/11 (m)	1,849
	2,000	FRN, 5.41%, 06/05/09 (m)	2,003
	3,000	FRN, 5.47%, 12/09/08 (m)	3,007
		Goldman Sachs Group, Inc. (The),
	4,120	5.63%, 01/15/17 (m)	4,033
	6,340	5.95%, 01/15/27 (m)	6,119
	7,000	FRN, 5.44%, 12/22/08 (m)	7,008
	6,525	FRN, 5.44%, 06/23/09 (m)	6,531
		Lehman Brothers Holdings, Inc.,
	4,665	5.25%, 02/06/12 (m)	4,608

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

	1,480	5.75%, 07/18/11 (m)	1,492
	3,835	5.75%, 01/03/17 (m)	3,789
BRL	11,490	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12)	6,167
	$7,000	FRN, 5.46%, 08/21/09 (m)	7,000
	12,000	FRN, 5.50%, 05/25/10 (m)	11,997
	3,100	Links Finance LLC, FRN, 5.60%, 09/15/08 (e) (i)	3,102
		Merrill Lynch & Co., Inc.,
	2,730	6.11%, 01/29/37 (m)	2,644
	4,885	6.22%, 09/15/26 (m)	4,887
	10,000	FRN, 5.45%, 03/23/10 (m)	10,003
	7,250	FRN, 5.56%, 11/01/11 (m)	7,263
	1,900	FRN, 5.61%, 02/06/09 (m)	1,906
		Morgan Stanley,
	5,850	5.45%, 01/09/17 (m)	5,669
	1,800	5.63%, 01/09/12 (m)	1,803
	7,000	FRN, 5.46%, 05/07/10 (m)	6,999
	7,000	FRN, 5.47%, 02/09/09 (m)	7,008

			148,174

		Chemicals — 0.2%
	1,025	Huntsman LLC, 11.50%, 07/15/12 (m)	1,138
	1,000	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	1,006
	835	Nalco Co., 7.75%, 11/15/11 (m)	864
	705	PolyOne Corp., 10.63%, 05/15/10 (m)	742
	1,100	Terra Capital, Inc., 7.00%, 02/01/17	1,103

			4,853

		Commercial Banks — 6.1%
	7,000	Banco Sabadell S.A. (Spain), FRN, 5.46%, 04/23/10 (e) (m)	6,999
		Barclays Bank plc (United Kingdom),
	4,035	5.93% to 12/15/16; thereafter VAR, 12/31/49 (e) (m)	3,984
	3,300	6.28% to 12/15/34; thereafter VAR, 12/29/49 (m)	3,152
	1,595	7.40%, 12/15/09 (m)	1,672
	6,130	Zero Coupon, 04/07/10 (e) (i)	6,121
	620	BB&T Capital Trust I, 5.85%, 08/18/35 (m)	584
	6,195	Commonwealth Bank of Australia (Australia), 6.02% to 03/15/16; thereafter VAR, 03/29/49 (e) (m)	6,134
		Credit Agricole S.A. (France),
	5,000	FRN, 5.41%, 05/28/10 (e) (m)	4,999
	3,045	6.64% to 05/31/17; thereafter VAR, 05/29/49 (e) (m)	3,028
	4,770	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter VAR, 03/31/49 (e) (m)	5,102
		Glitnir Banki HF (Iceland),
	3,500	7.45% to 09/14/16; thereafter VAR, 09/14/49 (e) (m)	3,711
	1,500	FRN, 5.52%, 10/15/08 (e) (m)	1,498
	2,650	FRN, 5.62%, 04/20/10 (e) (m)	2,645
	6,675	FRN, 5.79%, 01/21/11 (e) (m)	6,712
	5,000	HBOS plc (United Kingdom), 5.92% to 10/01/15; thereafter VAR, 09/29/49 (e) (m)	4,841
	7,855	HBOS Treasury Services plc (United Kingdom), 5.25%, 02/21/17 (e) (m)	7,782
	2,675	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e) (m)	2,677
	1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,671
	7,500	Korea Development Bank (South Korea), FRN, 5.49%, 04/03/10 (m)	7,500
	4,250	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	4,324
	3,140	Lloyds TSB Group plc (United Kingdom), 6.27% to 11/14/16; thereafter VAR, 12/31/49 (e) (m)	3,058
	5,195	Regions Financing Trust II, VAR, 6.63%, 05/15/47 (m)	5,060
	305	Royal Bank of Scotland Group plc (United Kingdom), 7.65% to 09/30/31; thereafter VAR, 08/29/49 (m)	350
	6,600	Shinsei Finance II (Cayman Islands), 7.16% to 07/5/16; thereafter VAR, 07/29/49 (e) (m)	6,614
	5,140	Societe Generale (France), 5.92% to 04/05/17; thereafter VAR, 04/29/49 (e)	5,046
	2,200	Standard Chartered plc (United Kingdom), 6.41% to 01//30/17; thereafter VAR, 12/21/49 (e)	2,150
	3,705	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter VAR, 12/31/49	3,711
	2,000	VTB 24 Capital plc (Ireland), FRN, 6.15%, 12/07/09	2,010
		VTB Capital S.A. for Vneshtorgbank (Luxembourg),
	8,525	FRN, 5.96%, 08/01/08 (e)	8,536
	5,175	FRN, 6.10%, 09/21/07	5,180
	8,280	FRN, 6.10%, 09/21/07 (e) (m)	8,292
		Wells Fargo & Co.,
	185	4.20%, 01/15/10	180
	140	5.13%, 09/01/12	138
	2,070	Wells Fargo Bank N.A., 6.45%, 02/01/11	2,141
		Woori Bank (South Korea),
	2,335	VAR, 5.75%, 03/13/14 (e)	2,340
	4,615	VAR, 6.21%, 05/02/37 (e)	4,534

			144,476

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Commercial Services & Supplies — 0.1%
725	ACCO Brands Corp., 7.63%, 08/15/15 (m)	736
400	Allied Waste North America, Inc., 6.13%, 02/15/14 (m)	393
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	410
680	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e) (m)	702

		2,241

	Communications Equipment — 0.2%
4,000	Cisco Systems, Inc., FRN, 5.44%, 02/20/09 (m)	4,007

	Computers & Peripherals — 0.2%
3,500	Hewlett-Packard Co., FRN, 5.48%, 05/22/09 (m)	3,500
695	International Business Machines Corp., 5.38%, 02/01/09 (m)	695

		4,195

	Consumer Finance — 1.1%
4,722	American General Finance Corp., 4.50%, 11/15/07 (m)	4,706
2,310	Capital One Capital III, 7.69%, 08/15/36 (m)	2,468
	Ford Motor Credit Co. LLC,
1,400	7.80%, 06/01/12 (m)	1,393
195	FRN, 6.93%, 01/15/10 (m)	193
2,250	General Electric Capital Corp., FRN, 5.38%, 10/26/09 (m)	2,250
1,290	GMAC LLC, 6.88%, 08/28/12 (m)	1,296
2,000	HSBC Finance Corp., FRN, 5.48%, 09/15/08 (m)	2,004
	International Lease Finance Corp.,
1,330	4.88%, 09/01/10 (m)	1,308
3,500	FRN, 5.58%, 05/24/10 (m)	3,513
	SLM Corp.,
1,655	3.63%, 03/17/08 (m)	1,624
4,500	FRN, 5.50%, 07/27/09 (m)	4,429

		25,184

	Containers & Packaging — 0.1%
1,210	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	1,277

	Diversified Consumer Services — 0.0% (g)
750	Service Corp. International, 7.38%, 10/01/14 (m)	777

	Diversified Financial Services — 6.7%
25,000	ABX Financing Co. (Cayman Islands), 5.75%, 10/15/16 (e) (m)	24,784
	Caterpillar Financial Services Corp.,
3,250	FRN, 5.41%, 08/11/09 (m)	3,251
4,250	FRN, 5.42%, 05/18/09 (m)	4,253
	CIT Group, Inc.,
4,000	FRN, 5.45%, 06/08/09 (m)	3,985
3,500	FRN, 5.48%, 08/17/09 (m)	3,488
3,100	FRN, 5.51%, 01/30/09 (m)	3,094
	Citigroup Funding, Inc.,
5,250	VAR, 1.00%, 03/12/12 (e) (i)	5,542
5,155	Zero Coupon, 09/24/07 (m)	5,300
5,000	Glen Meadow Pass-Through Trust, VAR, 6.50%, 02/12/67 (e) (m)	5,002
5,035	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter VAR, 12/29/49 (m)	4,965
2,305	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	2,720
9,000	K2 Corp., VAR, 5.37%, 02/15/09 (i)	9,000
	Kaupthing Bank (Iceland),
17,400	5.75%, 10/04/11 (e) (m)	17,425
9,600	FRN, 6.06%, 01/15/10 (e) (m)	9,682
4,770	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter VAR, 03/29/49 (e) (m)	4,813
1,815	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter VAR, 12/29/49 (e) (m)	1,892
7,073	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter VAR, 12/29/49 (e) (m)	7,301
3,275	MUFG Capital Finance 1 Ltd. (Cayman Islands), 6.35% to 07/25/16; thereafter VAR, 07/29/49	3,285
6,425	Pemex Finance Ltd. (Cayman Islands), 7.16%, 10/15/09	6,663
	Preferred Term Securities XXV Ltd. (Cayman Islands),
2,450	FRN, 5.70%, 06/22/37 (e) (m)	2,448
2,450	FRN, 5.85%, 06/22/37 (e) (m)	2,445
5,720	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17; thereafter VAR, 01/29/49 (e) (m)	5,629
1,250	TIAA Global Markets, Inc., FRN, 5.45%, 01/12/11 (e)	1,251
1,840	TRAINS HY 1-2006, 7.55%, 05/01/16 (e)	1,868
1,045	Visant Corp., 7.63%, 10/01/12 (m)	1,069

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.71%, 11/13/09 (e)	15,018
3,020	ZFS Finance USA Trust II, VAR, 6.45%, 12/15/65 (e)	2,989

		159,162

	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
3,250	6.80%, 05/15/36 (m)	3,440
5,750	FRN, 5.45%, 05/15/08 (m)	5,754
4,700	BellSouth Corp., FRN, 5.46%, 08/15/08 (m)	4,703
1,220	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	1,293
1,000	Insight Midwest LP/Insight Capital, Inc., 9.75%, 10/01/09 (m)	1,012
280	Qwest Communications International, Inc., FRN, 8.86%, 02/15/09 (m)	284
590	Qwest Corp., 8.88%, 03/15/12 (m)	648
5,395	Sprint Capital Corp., 6.13%, 11/15/08	5,426
10,000	Telefonica Emisiones SAU (Spain), FRN, 5.65%, 06/19/09	10,037
	Verizon Communications, Inc.,
1,915	4.90%, 09/15/15	1,810
975	5.35%, 02/15/11	973
990	5.85%, 09/15/35	927
1,370	6.25%, 04/01/37	1,345
	Verizon Global Funding Corp.,
1,340	7.38%, 09/01/12	1,450
55	7.75%, 12/01/30	63

		39,165

	Electric Utilities — 0.5%
	Appalachian Power Co.,
925	5.80%, 10/01/35 (m)	871
1,445	6.38%, 04/01/36 (m)	1,468
80	Florida Power & Light Co., 5.63%, 04/01/34 (m)	76
2,415	ITC Holdings Corp., 6.38%, 09/30/36 (e) (m)	2,377
110	San Diego Gas & Electric Co., 5.35%, 05/15/35 (m)	101
6,000	TXU Electric Delivery Co., FRN, 5.73%, 09/16/08 (e)	6,001

		10,894

	Electronic Equipment & Instruments — 0.0% (g)
835	NXP BV/NXP Funding LLC (Netherlands), 9.50%, 10/15/15 (e) (m)	864

	Food & Staples Retailing — 0.7%
8,000	CVS/Caremark Corp., FRN, 5.66%, 06/01/10 (m)	7,998
3,122	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	3,065
4,960	Wal-Mart Stores, Inc., 5.38%, 04/05/17	4,880

		15,943

	Food Products — 0.4%
10,000	Tate & Lyle International Finance plc (United Kingdom), 5.00%, 11/15/14 (e)	9,269

	Gas Utilities — 0.1%
3,520	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e) (m)	3,388

	Health Care Equipment & Supplies — 0.0% (g)
615	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	625

	Health Care Providers & Services — 0.2%
	HCA, Inc.,
470	9.25%, 11/15/16 (e) (m)	515
460	9.63%, 11/15/16 (e) (m)	507
2,970	WellPoint, Inc., 5.00%, 01/15/11	2,917

		3,939

	Hotels, Restaurants & Leisure — 0.0% (g)
1,190	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	1,107

	Household Durables — 0.2%
	Beazer Homes USA, Inc.,
1,025	6.50%, 11/15/13 (m)	957
200	6.88%, 07/15/15 (m)	187
1,280	Jarden Corp., 7.50%, 05/01/17 (m)	1,306
645	K. Hovnanian Enterprises, Inc., 8.63%, 01/15/17 (m)	671
780	Sealy Mattress Co., 8.25%, 06/15/14 (m)	815

		3,936

	Household Products — 0.0% (g)
1,120	Spectrum Brands, Inc., 7.38%, 02/01/15	949

	Independent Power Producers & Energy Traders — 0.1%
1,225	NRG Energy, Inc., 7.38%, 02/01/16 (m)	1,271

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Insurance — 3.2%
1,765	American International Group, Inc., 6.25%, 05/01/36 (m)	1,815
3,190	AXA S.A. (France), 6.38% to 12/14/36; thereafter VAR, 12/14/49 (e) (m)	3,006
1,900	Hartford Financial Services Group, Inc., 5.25%, 10/15/11 (m)	1,883
3,750	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	3,933
7,140	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	7,437
4,275	MetLife, Inc., 6.40%, 12/15/36 (m)	4,092
6,500	Metropolitan Life Global Funding I, FRN, 5.40%, 05/17/10 (e) (m)	6,500
3,085	Mony Group, Inc., 8.35%, 03/15/10 (m)	3,296
1,855	Nationwide Financial Services, 6.75%, 05/15/37 (m)	1,821
7,500	Nationwide Life Global Funding, 5.41%, 10/09/09	7,499
	Protective Life Secured Trust,
4,505	3.70%, 11/24/08 (m)	4,388
3,390	4.00%, 10/07/09 (m)	3,283
6,000	Stancorp Financial Group, Inc., VAR, 6.90%, 05/29/67	5,982
3,630	Stingray Pass-Through Trust (Cayman Islands), 5.90%, 01/12/15 (e)	3,376
8,745	Swiss RE Capital I LP, 6.85% to 05/25/16; thereafter VAR, 05/29/49 (e)	8,970
3,160	Travelers Cos., Inc. (The), VAR, 6.25%, 03/15/37	3,094
6,645	XL Capital Ltd. (Cayman Islands), 6.50% to 04/15/17; thereafter VAR, 12/31/49	6,378

		76,753

	IT Services — 0.1%
	Iron Mountain, Inc.,
945	6.63%, 01/01/16 (m)	912
480	7.75%, 01/15/15 (m)	495
900	SunGard Data Systems, Inc., 10.25%, 08/15/15	984

		2,391

	Media — 2.4%
1,285	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	1,349
455	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	477
7,775	Comcast Corp., FRN, 5.66%, 07/14/09 (m)	7,782
1,900	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,786
750	Dex Media East LLC/Dex Media East Finance Co., 12.13%, 11/15/12 (m)	814
3,000	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	3,259
1,500	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	1,455
1,090	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,119
245	News America Holdings, Inc., 7.75%, 01/20/24 (m)	272
2,870	Time Warner Cable, Inc., 6.55%, 05/01/37 (e)	2,827
	Time Warner, Inc.,
13,365	5.50%, 11/15/11	13,292
1,430	6.50%, 11/15/36	1,393
7,550	FRN, 5.59%, 11/13/09	7,565
	Viacom, Inc.,
2,625	5.75%, 04/30/11	2,630
4,900	FRN, 5.70%, 06/16/09	4,914
4,650	Walt Disney Co. (The), FRN, 5.44%, 09/10/09 (m)	4,662
1,000	WMG Acquisition Corp., 7.38%, 04/15/14	971
380	WMG Holdings Corp., SUB, 0.00%, 12/15/14	296

		56,863

	Multi-Utilities — 0.7%
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,183
6,135	5.15%, 07/15/15 (m)	5,905
1,090	7.20%, 09/15/14 (m)	1,184
2,290	8.13%, 06/15/10 (m)	2,461
1,600	FRN, 5.65%, 09/28/07 (m)	1,600
3,975	MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (m)	3,927

		16,260

	Office Electronics — 0.3%
7,240	Xerox Corp., 5.50%, 05/15/12	7,151

	Oil, Gas & Consumable Fuels — 2.0%
5,000	Anadarko Petroleum Corp., FRN, 5.75%, 09/15/09 (m)	5,011
255	Atlantic Richfield Co., 5.90%, 04/15/09 (m)	258

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

4,785	BP Canada Finance Co. (Canada), 3.38%, 10/31/07 (m)	4,745
1,980	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	1,908
960	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	950
12,675	Citic Resources Finance Ltd. (Bermuda), 6.75%, 05/15/14 (e) (m)	12,517
1,350	Gaz Capital S.A. for Gazprom (Russia), 6.51%, 03/07/22 (e)	1,374
4,340	Gazprom International S.A. (Russia), 7.20%, 02/01/20	4,543
3,335	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	3,287
3,415	ONEOK Partners LP, 5.90%, 04/01/12 (m)	3,456
6,210	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	6,204
2,995	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e) (m)	2,972
40	Suncor Energy, Inc. (Canada), 7.15%, 02/01/32	45

		47,270

	Paper & Forest Products — 0.0% (g)
1,200	Georgia Pacific Corp., 7.70%, 06/15/15 (m)	1,218

	Personal Products — 0.0% (g)
500	DEL Laboratories, Inc., 8.00%, 02/01/12 (m)	487

	Real Estate Investment Trusts (REITs) — 0.4%
6,600	iStar Financial, Inc., FRN, 5.74%, 03/03/08 (m)	6,611
2,925	WEA Finance LLC/WCI Finance LLC (Australia), 5.70%, 10/01/16 (e)	2,904

		9,515

	Semiconductors & Semiconductor Equipment — 0.0% (g)
585	Freescale Semiconductor, Inc., 9.13%, 12/15/14 (e) (m)	579

	Software — 0.1%
700	Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	726
635	UGS Corp., 10.00%, 06/01/12	692

		1,418

	Specialty Retail — 0.1%
3,575	Home Depot, Inc. 5.88%, 12/16/36 (m)	3,350

	Thrifts & Mortgage Finance — 2.7%
5,800	Bancaja US Debt S.A.U. (Spain), FRN, 5.50%, 07/10/09 (e) (m)	5,807
5,000	CAM US Finance S.A. Sociedad Unipersonal (Spain), 5.51%, 02/01/10 (e) (m)	5,000
4,500	Countrywide Financial Corp., FRN, 5.57%, 03/24/09 (m)	4,493
570	Countrywide Home Loans, Inc., 5.63%, 07/15/09 (m)	570
	Residential Capital LLC,
7,865	6.13%, 11/21/08 (m)	7,846
6,455	6.50%, 06/01/12 (m)	6,409
5,475	FRN, 5.84%, 06/09/08 (m)	5,449
2,400	FRN, 6.46%, 04/17/09 (m)	2,403
3,000	FRN, 6.46%, 05/22/09 (m)	2,999
2,100	FRN, 6.66%, 11/21/08 (m)	2,109
1,250	Sovereign Bancorp, Inc.,
	FRN, 5.64%, 03/01/09	1,253
4,000	Washington Mutual Bank, FRN, 5.45%, 05/01/09	4,002
11,000	Washington Mutual Preferred Funding, 6.53% to 03/15/11; thereafter VAR, 03/29/49 (e)	10,753
5,500	Washington Mutual Preferred Funding II, 6.66% to 12/15/16; thereafter VAR, 12/31/49 (e)	5,383

		64,476

	Wireless Telecommunication Services — 0.8%
5,100	America Movil S.A. de C.V. (Mexico), FRN, 5.45%, 06/27/08 (e) (m)	5,094
560	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	594
420	Dobson Cellular Systems, Inc., 8.38%, 11/01/11 (m)	447
530	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (m)	587
560	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (e) (m)	594
	New Cingular Wireless Services, Inc.,
610	7.88%, 03/01/11 (m)	659
1,110	8.13%, 05/01/12 (m)	1,230
390	8.75%, 03/01/31 (m)	500
7,730	Sprint Nextel Corp., 6.00%, 12/01/16	7,453
1,170	Vodafone Group plc (United Kingdom), 7.75%, 02/15/10	1,234

		18,392

	Total Corporate Bonds (Cost $920,286)	916,717

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

		Foreign Government Securities — 3.5%
EGP	35,725	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt)	5,840
	2,660	Export-Import Bank Of Korea (South Korea), 4.63%, 03/16/10 (m)	2,602
	2,715	Federal Republic of Brazil (Brazil), 12.25%, 03/06/30	4,773
	3,220	Government of Ukraine (Ukraine), 6.58%, 11/21/16 (e)	3,264
	$2,000	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	1,997
		Republic of Argentina (Argentina),
ARS	15,000	11.31%, 01/20/10	5,025
	13,110	FRN, 5.48%, 08/03/12	9,610
COP	9,555,000	Republic of Colombia (Colombia), 12.00%, 10/22/15	5,928
	$3,860	Republic of Guatemala (Guatemala), 9.25%, 08/01/13	4,458
	11,193	Republic of Peru (Peru), 6.55%, 03/14/37	11,658
	2,770	Russian Federation (Russia), 12.75%, 06/24/28	5,021
		United Mexican States (Mexico),
	6,860	8.00%, 09/24/22	8,445
MXN	48,900	10.00%, 12/05/24	5,634
	$8,550	FRN, 6.06%, 01/13/09	8,627

		Total Foreign Government Securities (Cost $82,882)	82,882

		Mortgage Pass-Through Securities — 42.3%
		Federal Home Loan Mortgage Corp., Conventional Pools,
	1	9.75%, 11/01/08 (m)	1
	7,500	TBA, 5.00%, 07/15/36	7,137
	87,700	TBA, 5.50%, 06/15/37	85,617
	84,910	TBA, 6.00%, 07/15/36	84,804
		Federal Home Loan Mortgage Corp., Gold Pools,
	357	6.00%, 02/01/11-04/01/11 (m)	362
	187	6.00%, 01/01/35 (m)	187
	69	7.00%, 12/01/25-02/01/26 (m)	71
	157	7.50%, 10/01/26-02/01/27 (m)	165
	131	8.00%, 04/01/26-07/01/26 (m)	140
		Federal National Mortgage Association, Various Pools,
	1,136	4.96%, 11/01/08 (m)	1,124
	7,503	6.00%, 10/01/23-03/01/35 (m)	7,516
	2,177	6.50%, 04/01/29-03/01/35 (m)	2,217
	170,327	7.00%, 02/01/35-05/01/37 (m)	175,473
	985	7.50%, 03/01/35-01/01/36 (m)	1,021
	992	8.00%, 08/01/22-01/01/36 (m)	1,045
	- (h)	8.50%, 10/01/25 (m)	- (h	)
	17,875	ARM, 5.76%, 09/01/36 (m)	17,952
	22,200	TBA, 4.50%, 07/25/21-06/25/22	21,236
	18,750	TBA, 4.50%, 06/25/37	17,320
	13,895	TBA, 5.00%, 06/25/21	13,543
	169,065	TBA, 5.00%, 07/25/36-06/25/37	160,876
	59,016	TBA, 5.50%, 06/15/21	58,555
	105,300	TBA, 6.00%, 06/25/22-07/25/22	106,327
	116,200	TBA, 6.00%, 07/25/36-06/25/37	116,055
	21,550	TBA, 6.50%, 07/25/36-06/25/37	21,887
	52,800	TBA, 7.00%, 07/25/36-06/25/37	54,355
		Government National Mortgage Association, Various Pools,
	1,185	7.00%, 09/15/31 (m)	1,239
	21	9.00%, 02/15/10-04/15/11 (m)	23
	12,500	TBA, 5.50%, 07/15/36-06/15/37	12,281
	31,000	TBA, 6.00%, 06/15/37	31,145
	6,500	TBA, 6.50%, 06/15/35	6,648

		Total Mortgage Pass-Through Securities (Cost $1,011,439)	1,006,322

		Private Placements — 0.6%
	10,406	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (i)	10,705
	721	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (i)	737
	2,931	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (i)	3,142

		Total Private Placements (Cost $14,058)	14,584

		Supranational — 0.2%
	5,000	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $4,994)	4,886

		U.S. Government Agency Securities — 2.6%
	23,400	Farmer Mac Guaranteed Notes Trust 2006-2, 5.13%, 04/19/17 (m)	22,912
		Federal Home Loan Mortgage Corp.,
	4,640	6.25%, 07/15/32 (m)	5,158
	2,315	6.75%, 03/15/31 (m)	2,717
		Federal National Mortgage Association,
	2,600	5.25%, 08/01/12 (m)	2,591
	25,555	6.00%, 05/15/11 (m)	26,297

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

15	7.13%, 01/15/30 (m)	18
1,600	Tennessee Valley Authority, 6.79%, 05/23/12	1,710

	Total U.S. Government Agency Securities (Cost $61,999)	61,403

	U.S. Treasury Obligations — 7.2%
	U.S. Treasury Bonds,
1,140	4.50%, 02/15/36 (m)	1,049
350	7.25%, 05/15/16 (k) (m)	409
- (h)	U.S. Treasury Inflation Indexed Bond, 2.38%, 01/15/27	- (h	)
	U.S. Treasury Notes,
300	3.38%, 10/15/09 (k) (m)	290
2,220	3.50%, 02/15/10 (k) (m)	2,143
785	3.88%, 07/31/07 (k) (m)	784
1,075	3.88%, 05/15/09 (k) (m)	1,054
495	4.00%, 02/15/15 (k) (m)	467
2,795	4.13%, 08/15/08 (k) (m)	2,766
160	4.38%, 01/31/08 (k) (m)	159
1,125	4.38%, 11/15/08 (k) (m)	1,115
100,000	4.50%, 09/30/11 (m)	98,617
62,000	4.50%, 03/31/12 (m)	61,036
250	4.50%, 02/15/16 (k) (m)	243
1,320	4.88%, 08/15/09 (k) (m)	1,319
1,000	5.00%, 07/31/08 (k) (m)	1,000

	Total U.S. Treasury Obligations (Cost $174,469)	172,451

Shares

	Preferred Stocks — 0.4%
	Insurance — 0.4%
200	Aspen Insurance Holdings Ltd. (Bermuda), VAR, 7.40%, 01/01/17	5,140
5,000	Axis Capital Holdings Ltd. (Bermuda), Series B, VAR, 7.50%, 12/01/15 (m)	5,156

	Total Preferred Stocks (Cost $10,422)	10,296

	Total Long-Term Investments (Cost $3,175,953)	3,168,365

Number of Contracts

	Options Purchased — 1.3%
	Call Options Purchased — 0.1%
1,920	10 Year U.S. Treasury Note, 6.00%, Expiring 08/24/07 @ $110.00, American Style	60
1,500	10 Year U.S. Treasury Note, 6.00%, Expiring 08/24/07 @ $111.00, American Style	23
175	30 Day Federal Funds, Expiring 07/31/07 @ $94.81, American Style	2
465	90 Day Eurodollar Future, Expiring 06/18/07 @ $94.75, American Style	3
1,072	90 Day Eurodollar Future, Expiring 09/17/07 @ $95.75, American Style	7

Notional Amount ($)

	Call Options Purchased on Interest Rate Swaps:
367,210	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	2,860

	Total Call Options Purchased	2,955

	Receiver/Payer Straddles on Interest Rate Swaps — 0.8%
547,050	Expiring 06/01/07. If exercised the Fund pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	3,628
70,965	Expiring 06/04/07. If exercised the Fund pays/receives 5.07% and receives/pays floating 3 month LIBOR expiring 06/06/12, European Style	876
23,787	Expiring 06/11/07. If exercised the Fund pays/receives 5.21% and receives/pays floating 3 month LIBOR expiring 06/13/17, European Style	457
79,920	Expiring 06/13/07. If exercised the Fund pays/receives 4.99% and receives/pays floating 3 month LIBOR expiring 06/15/08, European Style	339
99,900	Expiring 06/15/07. If exercised the Fund pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	368
72,625	Expiring 06/25/07. If exercised the Fund pays/receives 5.30% and receives/pays floating 3 month LIBOR expiring 06/27/12, European Style	465
184,636	Expiring 01/03/08. If exercised the Fund pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	908
184,636	Expiring 01/03/08. If exercised the Fund pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	846
277,811	Expiring 01/04/08. If exercised the Fund pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	1,461
186,350	Expiring 01/07/08. If exercised the Fund pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	869
286,190	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	859

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Notional Amount ($)	Security Description	Value ($)

39,433	Expiring 03/05/10. If exercised the Fund pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	1,580
27,725	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	1,484
22,180	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	1,187
62,338	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	3,329

	Total Receiver/Payer Straddles on Interest Rate Swaps	18,656

Number of Contracts

	Put Options Purchased — 0.4%
551	5 Year U.S. Treasury Note, 6.00%, Expiring 06/22/07 @ $104.50, American Style	189
184	5 Year U.S. Treasury Note, 6.00%, Expiring 07/27/07 @ $104.50, American Style	86
1,044	90 Day Eurodollar Future, Expiring 12/17/07 @ $94.75, American Style	372

Notional Amount ($)

66,000	30 Year FNMA, Fixed, 5.00%, TBA, Expiring 08/07/07 @ $96.23, American Style	812
44,000	30 Year FNMA, Fixed, 5.50%, TBA, Expiring 08/07/07 @ $98.63, American Style	507
88,000	30 Year FNMA, Fixed, 5.50%, TBA, Expiring 08/07/07 @ $98.70, American Style	1,063
	Put Options Purchased on Interest Rate Swaps:
192,955	Expiring 06/15/07. If exercised the Fund pays 4.91% and receives floating 3 month LIBOR expiring 06/19/08, European Style	952
7,017	Expiring 06/25/07. If exercised the Fund pays 5.43% and receives floating 3 month LIBOR expiring 06/27/17, European Style	42
30,000	Expiring 06/25/07. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/27/17, European Style	53
74,045	Expiring 06/29/07. If exercised the Fund pays 5.36% and receives floating 3 month LIBOR expiring 07/03/12, European Style	-
30,000	Expiring 06/29/07. If exercised the Fund pays 5.51% and receives floating 3 month LIBOR expiring 07/03/12, European Style	-
181,555	Expiring 07/24/07. If exercised the Fund pays 5.51% and receives floating 3 month LIBOR expiring 07/26/12, European Style	345
137,605	Expiring 08/20/07. If exercised the Fund pays 5.58% and receives floating 3 month LIBOR expiring 08/20/07, European Style	673
291,295	Expiring 09/14/07. If exercised the Fund pays 4.84% and receives floating 3 month LIBOR expiring 09/18/08, European Style	1,480
84,565	Expiring 11/19/07. If exercised the Fund pays 5.08% and receives floating 3 month LIBOR expiring 11/21/09, European Style	472
76,727	Expiring 02/16/10. If exercised the Fund pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	1,759

	Total Put Options Purchased	8,805

	Total Options Purchased (Cost $34,897)	30,416

Shares

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
30,093	JPMorgan Prime Money Market Fund (b) (m) (Cost $30,093)	30,093

	Total Investments — 135.7% (Cost $3,240,943)	3,228,874
	Liabilities in Excess of Other Assets — (35.7)%	(848,989)

	Net Assets — 100.0%	$2,379,885

Percentages indicated are based on net assets.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
4	10 Year Japan Bonds	June, 2007	$4,377	$(35)
60	10 Year Interest Rate Swap	June, 2007	6,249	(97)
1,065	2 Year U.S. Treasury Notes	September, 2007	217,044	(195)
2,418	10 Year U.S. Treasury Notes	September, 2007	257,215	(304)
2,660	5 Year U.S. Treasury Notes	September, 2007	277,804	(576)
247	U.K. Treasury Gilt	September, 2007	51,603	(98)
1,070	U.S. Treasury Bonds	September, 2007	116,764	(101)

	Short Futures Outstanding
(126)	Euro-Bobl	June, 2007	(18,063)	392
(271)	Euro-Bund	June, 2007	(40,858)	1,177
(15)	Euro-Buxl	June, 2007	(1,844)	64
(905)	5 Year U.S. Treasury Notes	September, 2007	(94,516)	226
(949)	10 Year U.S. Treasury Notes	September, 2007	(100,950)	264
(53)	90 Day Eurodollar	September, 2007	(12,543)	21
(146)	U.S. Treasury Bonds	September, 2007	(15,932)	12
(52)	90 Day Eurodollar	December, 2007	(12,312)	37

				$787

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)

3,810,000	GBP	06/29/07	$7,500	$7,543	$43

6,600,000	TRY	06/29/07	4,833	4,964	131

			$12,333	12,507	$174

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)

(3,810,000)	GBP	06/29/07	$7,587	$7,543	$44

(6,600,000)	TRY	06/29/07	4,663	4,964	(301)

			$12,250	12,507	$(257)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Short Positions
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

$(50,000.00)	FHLMC, TBA, 5.50%, 07/15/37	$(48,797)
(10,000)	FNMA, TBA, 5.50%, 07/21/25	(9,922)
(55,070)	FNMA, TBA, 5.50%, 07/15/36	(53,745)
(189,300)	FNMA, TBA, 5.50%, 06/25/37	(184,804)
(146,310)	FNMA, TBA, 6.00%, 07/25/36	(146,082)
(1,250)	FNMA, TBA, 6.50%, 07/25/36	(1,269)
(12,500)	GNMA, TBA, 5.50%, 06/15/37	(12,285)

	(Proceeds received $460,533)	$(456,904)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Call Options Written

Description		Exercise Price	Expiration Date	Number of Contracts	Value

30 Day Federal Funds Futures, American Style		$95.00	07/31/07	175	$(2)
90 Day Eurodollar Futures, American Style		95.00	06/18/07	465	(3)
90 Day Eurodollar Futures, American Style		96.00	09/17/07	2,144	(13)

(Premiums Received $405)					$(18)

Description		Exercise Price	Expiration Date	Notional Amount	Value

FNMA, 30 Year Fixed, 5.50%, TBA		$99.75	06/05/07	$41,000	$—
FNMA, 30 Year Fixed, 5.50%, TBA		99.75	08/07/07	55,000	(2)
FNMA, 30 Year Fixed, 5.50%, TBA, European Style		99.75	08/07/07	45,000	(1)

(Premiums Received $214)					$(3)

Call Options Written on Interest Rate Swaps ****

Counterparty	Exercise Rate *	Option Expiration Date	Swap Expiration Date	Notional Amount	Value

Goldman Sachs Capital Management	4.74% semi-annually	06/01/07	06/05/08	$547,050	$—
Merrill Lynch Capital Services	4.46% semi-annually	03/15/10	03/17/12	199,800	(658)

(Premiums Received $1,616)					$(658)

Put Options Written

Description		Exercise Price	Expiration Date	Number of Contracts	Value

5 Year U.S. Treasury Note Futures, American Style		$103.50	06/22/07	1,102	$(69)
5 Year U.S. Treasury Note Futures, American Style		103.50	07/27/07	368	(52)
10 Year U.S. Treasury Note Futures, American Style		106.00	08/24/07	600	(356)

(Premiums Received $310)					$(477)

Description		Exercise Price	Expiration Date	Notional Amount	Value

FNMA, 30 Year Fixed, 5.00%, TBA		$95.57	08/07/07	$132,000	$(1,018)
FNMA, 30 Year Fixed, 5.50%, TBA		98.00	06/05/07	41,000	(153)
FNMA, 30 Year Fixed, 5.50%, TBA		98.00	08/07/07	55,000	(364)
FNMA, 30 Year Fixed, 5.50%, TBA		98.00	08/07/07	88,000	(583)
FNMA, 30 Year Fixed, 5.50%, TBA		98.05	08/07/07	176,000	(1,299)
FNMA, 30 Year Fixed, 5.50%, TBA, European Style		98.00	08/07/07	45,000	(298)

(Premiums Received $1,258)					$(3,715)

Put Options Written on Interest Rate Swaps****

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Amount	Value

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$367,210	$(6,344)
Citbank, N.A.	5.66% semi-annually	07/24/07	07/26/12	363,110	(243)
Goldman Sachs International	5.33% semi-annually	06/18/07	06/20/17	51,831	(553)
Merrill Lynch Capital Services	5.46% semi-annually	03/15/10	03/17/12	199,800	(1,572)
Union Bank of Switzerland AG	5.34% semi-annually	06/29/07	07/03/09	171,938	—

(Premiums Received $8,731)					$(8,712)

Receiver/Payer Straddle on Interest Rate Swaps****

Counterparty	Exercise Rate ***	Option Expiration Date	Swap Expiration Date	Notional Amount	Value

Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	$93,175	$(4,307)
Barclays Bank plc	5.30% semi-annually	03/22/12	03/26/17	93,507	(4,311)
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	245,390	(2,243)
Bear Stearns	5.24% semi-annually	01/04/10	01/06/20	29,373	(1,901)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	48,301	(2,519)
Goldman Sachs Capital Management	5.51% semi-annually	05/09/12	05/11/22	49,590	(3,777)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	199,800	(3,599)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	23,219	(3,078)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	23,196	(1,544)

(Premiums Received $30,096)					$(27,279)

* The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.
** The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
*** The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
**** European Style

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value

Bank of America	4.98% semi-annually	3 month LIBOR quarterly	03/05/09	$8,774	$64
Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	184,503	4,087
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	04/30/08	568,905	941
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	110,005	2,276
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20	25,176	(395)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	4,738	212
Citibank, N.A.	4.94% semi-annually	3 month LIBOR quarterly	04/03/10	16,000	173
Citibank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	05/21/12	35,485	(294)
Citibank, N.A.	3 month LIBOR quarterly	5.22% semi-annually	05/22/12	17,745	(99)
Citibank, N.A.	3 month LIBOR quarterly	5.29% semi-annually	05/25/12	17,735	(51)
Credit Suisse International	3 month LIBOR quarterly	5.14% semi-annually	06/15/08	28,472	(77)
Credit Suisse International	3 month LIBOR quarterly	5.30% semi-annually	06/15/08	62,137	(76)
Credit Suisse International	3 month LIBOR quarterly	5.19% semi-annually	01/07/09	105,192	(115)
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	01/08/09	50,032	(156)
Credit Suisse International	3 month LIBOR quarterly	5.06% semi-annually	01/08/09	47,228	(109)
Credit Suisse International	3 month LIBOR quarterly	5.32% semi-annually	01/08/09	102,230	-
Credit Suisse International	3 month LIBOR quarterly	4.98% semi-annually	01/09/09	80,439	(250)
Credit Suisse International	5.31% semi-annually	3 month LIBOR quarterly	03/17/12	65,128	87
Credit Suisse International	5.60% semi-annually	3 month LIBOR quarterly	01/06/17	14,670	-
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	2,033	26
Deutsche Bank AG, New York	5.20% semi-annually	3 month LIBOR quarterly	02/08/10	12,800	(121)
Deutsche Bank AG, New York	5.21% semi-annually	3 month LIBOR quarterly	02/16/10	26,100	(257)
Deutsche Bank AG, New York	5.30% semi-annually	3 month LIBOR quarterly	01/26/17	7,800	(12)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.14% semi-annually	02/13/17	36,600	(623)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	2,588	31
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08	265,320	(308)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.34% semi-annually	06/05/08	281,730	(249)
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.93% semi-annually	01/07/09	86,099	(304)
Goldman Sachs Capital Management	5.24% semi-annually	3 month LIBOR quarterly	01/24/17	24,000	69
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.18% semi-annually	05/11/17	10,066	(210)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08	144,295	(109)
Lehman Brothers Special Financing	5.02% semi-annually	3 month LIBOR quarterly	11/06/11	9,650	125
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.20% semi-annually	06/15/08	89,211	(195)
Merrill Lynch Capital Services	5.15% semi-annually	3 month LIBOR quarterly	03/17/12	32,752	127

					$4,208

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value

Alltel, 7.00%, 07/01/12	Morgan Stanley Capital Services	Buy	129 BPS quarterly	03/20/14	$10,000	$811
AT&T, Inc., 5.88%, 08/15/12	Citibank, N.A.	Buy	40 BPS quarterly	06/20/17	7,900	20
Autozone Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	5,700	(57)
Barrick Gold, 4.88%, 11/15/14	Lehman Brothers Special Financing	Buy	45 BPS quarterly	09/20/16	25,000	(166)
BASF, 3.50%, 07/08/10	Union Bank of Switzerland AG	Buy	10.5 BPS quarterly	12/20/11	10,000	3
Brunswick Corp., 7.13%, 08/01/27	Credit Suisse International	Buy	94 BPS quarterly	06/20/14	5,000	1
Coca-Cola, 6.13%, 08/15/11	Goldman Sachs Capital Management	Buy	35 BPS quarterly	06/20/17	5,850	(21)
Computer Sciences Corp., 7.38%, 06/15/11	Morgan Stanley Capital Services	Buy	88 BPS quarterly	06/20/14	5,200	16
Dow Jones CDX.HY.100 S6 0611	Lehman Brothers Special Financing	Buy	345 BPS quarterly	06/20/11	16,000	(623)
Dow Jones CDX.NA.IG..8	Lehman Brothers Special Financing	Buy	35 BPS quarterly	06/20/12	84,300	(50)
Dow Jones CDX.NA.IG.6	Goldman Sachs Capital Management (1)	Sell	40 BPS quarterly	06/20/11	43,200	169
Dow Jones CDX.NA.IG.HVOL.8	Lehman Brothers Special Financing	Sell	75 BPS quarterly	06/20/12	20,800	(98)
Dow Jones CDX.NA.IG.HVOL.8	Lehman Brothers Special Financing (2)	Buy	75 BPS quarterly	06/20/12	184,000	902
Federal Republic of Brazil, 12.25%, 03/06/03	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	4,545	(108)
Federal Republic of Brazil, 12.25%, 03/06/03	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	12,510	(329)
Federal Republic of Brazil, 12.25%, 03/06/03	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	1,870	(20)
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	6,250	(528)
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Buy	261.50 BPS semi-annually	10/20/10	1,540	(123)
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Buy	165 BPS semi-annually	02/20/11	9,040	(395)
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	8,500	(309)
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	4,050	114
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	4,190	119
Federal Republic of Brazil, 12.25%, 03/06/03	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	10,880	(298)
Federal Republic of Brazil, 12.25%, 03/06/03	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	5,250	(472)
Federal Republic of Brazil, 12.25%, 03/06/03	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	1,600	(169)
Federal Republic of Brazil, 12.25%, 03/06/03	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	9,090	(216)
Federal Republic of Brazil, 12.25%, 03/06/03	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	9,705	(227)
Gannett Co., Inc, 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	10,350	191
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS quarterly	04/20/08	14,560	25
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	4,085	170
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	10,070	420
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	5,055	273
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	5,050	193
Government of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	4,270	72
Government of Kazakhstan, 11.13% 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	5,150	62
Government of Kazakhstan, 11.13% 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	9,550	87
Government of Kazakhstan, 11.13% 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	9,930	97
Government of Kazakhstan, 11.13% 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	3,710	46
Government of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	4,085	(192)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	10,070	(473)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	5,055	(280)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	5,050	(219)
Government of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	4,270	(81)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	3,600	127
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	6,550	191
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.5 BPS semi-annually	02/20/12	21,855	146
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	11,000	371
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	8,500	232
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	7,000	203
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	12,700	467
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	7,540	174
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12	18,525	183
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	7,250	230
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11	1,500	39
Hanover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	20,000	(2)
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	8,000	4
Kaupthing Bunadarbanki HF, 5.51%, 12/01/09	Deutsche Bank AG, New York	Buy	52 BPS quarterly	12/20/11	10,000	(109)
Kaupthing Bunadarbanki HF, 5.51%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR 17,200	47
Kazkommertzbank, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	2,180	20
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	4,180	12
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	14,540	101

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value

Kazkommertzbank, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	4,850	34
Kinder Morgan, 6.50%, 09/01/12	Lehman Brothers Special Financing	Sell	118 BPS quarterly	03/20/12	12,700	244
Kinder Morgan, 6.50%, 09/01/12	Lehman Brothers Special Financing	Buy	159 BPS quarterly	03/20/14	10,000	(288)
Knight-Ridder, Inc., 7.13%, 06/01/11	Credit Suisse International	Buy	71 BPS quarterly	06/20/12	5,000	142
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	5,300	1
Landsbanki Island, 4.18%, 10/19/10	Morgan Stanley International	Sell	45 BPS quarterly	09/20/07	EUR 6,800	19
Marriot International, Inc., 4.63%, 06/15/12	Credit Suisse International	Buy	54 BPS quarterly	06/20/14	4,000	(18)
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	4,450	(27)
MGIC, 5.38%, 11/01/15	Deutsche Bank AG, New York	Sell	53 BPS quarterly	06/20/12	6,950	15
Mittal Steel Co. NV, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	10,900	14
Mohawk Industries, 7.20%, 04/15/12	Morgan Stanley Capital Services	Buy	96 BPS quarterly	06/20/14	5,000	(12)
Munich Re Finance, BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11	20,000	6
New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	64 BPS quarterly	06/20/17	5,000	61
Newell Rubbermaid, Inc., 6.75%, 03/15/12	Goldman Sachs Capital Management	Buy	39.5 BPS quarterly	06/20/14	8,350	(31)
Nordstrom, 6.95%, 03/14/28	Goldman Sachs Capital Management	Buy	30 BPS quarterly	03/20/14	7,700	(6)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.50 BPS semi-annually	05/20/10	15,000	(423)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	11,000	(347)
Petroleos de Venezuela, S.A., 5.38%, 04/12/37	Bear Stearns	Sell	257 BPS semi-annually	05/20/12	1,250	5
Petroleos de Venezuela, S.A., 5.38%, 04/12/37	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	2,790	12
Petroleos de Venezuela, S.A., 5.50%, 04/12/37	Deutsche Bank AG, New York	Sell	260 BPS semi-annually	05/20/12	7,500	42
Republic of Argentina, 8.28% 12/31/33	Citibank, N.A.	Sell	296.50 BPS semi-annually	10/20/10	2,850	175
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	1,870	12
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	6,250	430
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	303.50 BPS semi-annually	10/20/10	1,540	98
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	292 BPS semi-annually	02/20/11	9,040	473
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11	3,970	155
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	4,530	175
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	8,240	(193)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	5,250	399
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	1,600	156
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	220	(2)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	20,080	(227)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	1,370	(14)
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	5,020	(62)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	27,780	20
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	27,780	(44)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	12,010	62
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	9,590	(39)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	6,480	(67)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	220	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	20,080	(203)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	1,370	(14)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	5,020	(33)
ROSNRU	BNP Paribas	Sell	50 BPS quarterly	08/25/07	23,500	29
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,875	17
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	18,385	123
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,875	(3)
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	9,090	51
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	119 BPS semi-annually	04/20/10	10,000	295
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10	8,000	208
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	10,000	257
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	6,000	135
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	25,020	202
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	21,760	190
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	25,500	217
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	9,000	324
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	11,000	(211)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	8,500	(125)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	7,000	(80)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11	12,700	(102)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	7,540	(58)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	18,385	(28)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	7,250	(141)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	18,180	106
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	19,410	109
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	5,250	(44)
Sara Lee, 6.13%, 11/01/32	Goldman Sachs Capital Management	Buy	81 BPS quarterly	03/20/17	5,550	(19)
Solvay, 4.63%, 6/27/18	Union Bank of Switzerland AG	Buy	16.5 BPS quarterly	12/20/11	10,000	(33)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14	6,900	21
Southwest Airlines, 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	5,200	(14)
Tate & Lyle, 6.50%, 06/28/12	Lehman Brothers Special Financing	Buy	42 BPS quarterly	12/20/14	10,000	108
Texas Instruments, 8.75%, 04/01/07	Lehman Brothers Special Financing	Buy	36 BPS quarterly	06/20/14	10,000	(21)
Thales Sa, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11	10,000	(27)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	108 BPS semi-annually	04/20/10	10,000	(277)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10	8,000	(225)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	10,000	(278)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	6,000	(137)
United Mexican States, 7.50%, 04/08/33	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	25,500	(269)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	9,000	(261)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	15,000	385
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	11,000	306
Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS quarterly	05/20/12	4,700	26
VTB Capital for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	9,550	15

						$2,242

(1) Premium received of $251.
(2) Premium received of $1,125.

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Value

Bank of America (b)	FHLMC, 4.75%, 03/05/09	$99.89	06/07/07	$8,774	$(49)
Bank of America (b)	FHLMC, 5.00%, 02/16/17	100.24	06/14/07	14,185	(309)
Barclays Bank plc (b)	U.S. Treasury Note, 4.50%, 04/30/12	99.71	06/12/07	106,750	(1,399)
Barclays Bank plc (b)	U.S. Treasury Note, 4.63%, 11/15/16	99.66	06/21/07	150,000	(2,665)
Citibank, N.A. (a)	FNMA, 30 Year, 5.50%, TBA	98.84	06/05/07	73,330	887
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.47	06/05/07	19,000	114
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.56	06/05/07	178,500	1,240
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.63	06/05/07	113,100	857
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.66	06/05/07	62,000	489
Citibank, N.A. (b)	FNMA, 30 Year, 5.00%, TBA	95.27	07/05/07	21,850	(25)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%, TBA	97.58	06/05/07	66,000	-
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%, TBA	97.89	06/05/07	96,000	247
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%, TBA	98.91	06/05/07	29,500	375
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.50%, TBA	98.91	06/05/07	130,400	1,660

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Value

Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	99.94	06/05/07	170,000	119
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.50	06/05/07	81,000	512
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.61	06/05/07	101,500	753
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.61	06/05/07	102,000	757
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.70	06/05/07	78,000	652
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.73	06/05/07	58,000	503
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	101.31	06/13/07	28,000	231
Deutsche Bank AG, New York (a)	FNMA, 5.00%, 02/13/17	100.28	06/28/07	36,600	816
Deutsche Bank AG, New York (a)	FHLMC, 5.00%, 02/16/17	98.55	06/14/07	14,185	69
Deutsche Bank AG, New York (a)	FHLMC Gold, 30 Year, 6.00%, TBA	100.50	07/05/07	45,000	287
Deutsche Bank AG, New York (a)	FHLMC Gold, 30 Year, 6.00%, TBA	100.59	07/05/07	43,100	315
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%	95.78	07/05/07	40,000	250
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%, TBA	95.03	07/05/07	170,000	-
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.50%, TBA	101.57	07/05/07	87,900	61
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.50%, TBA	102.00	07/05/07	119,500	594
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.50%, TBA	98.92	06/05/07	31,650	(405)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%, TBA	102.03	06/05/07	68,750	(327)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%, TBA	101.72	06/05/07	70,000	(115)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 7.00%, TBA	103.13	06/05/07	84,500	(132)
Deutsche Bank AG, New York (b)	FNMA, 15 Year, 5.00%, TBA	98.23	06/11/07	63,000	(467)
Deutsche Bank AG, New York (b)	FNMA, 15 Year, 6.00%, TBA	101.52	06/11/07	70,000	(360)
Deutsche Bank AG, New York (b)	FNMA, 15 Year, 6.00%, TBA	101.56	06/11/07	88,000	(494)
Deutsche Bank AG, New York (b)	GNMA, 30 Year, 6.00%, TBA	101.16	06/13/07	40,000	(268)
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	98.07	06/14/07	10,495	(214)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 5.00%, TBA	95.59	07/05/07	77,000	(332)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, 6.50%, TBA	101.72	07/05/07	68,500	(133)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%	103.00	07/05/07	20,000	(6)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%, TBA	95.03	07/05/07	19,500	-
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%, TBA	95.69	07/05/07	706,600	(3,790)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%, TBA	98.18	06/05/07	41,000	222
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%, TBA	101.91	06/05/07	78,000	274
Lehman Brothers Special Financing (a)	GNMA, 30 Year, 6.00%, TBA	101.19	06/13/07	18,000	126
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.00%, TBA	95.06	07/05/07	159,000	—
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%, TBA	98.53	07/05/07	17,915	167
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	100.03	07/05/07	953,100	2,167
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	100.06	07/05/07	159,000	411
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%, TBA	101.94	07/05/07	36,000	157
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%, TBA	100.76	06/05/07	85,000	(757)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%, TBA	101.88	06/05/07	65,500	(210)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, 6.00%, TBA	101.52	06/11/07	130,000	(669)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, 6.00%, TBA	101.57	06/11/07	26,000	(148)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, 6.00%, TBA	101.57	06/11/07	68,000	(387)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.00%, TBA	95.69	07/05/07	260,300	(1,396)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.50%, TBA	97.53	07/05/07	717,500	-
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%, TBA	101.75	07/05/07	51,000	(129)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.00%	100.20	06/05/07	223,000	731
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.00%, TBA	100.65	06/05/07	61,000	479
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.00%, TBA	100.81	06/05/07	25,900	245
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.00%, TBA	95.72	07/05/07	223,000	1,265
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.50%, TBA	102.00	07/05/07	23,000	115
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 6.50%, TBA	102.02	06/05/07	153,000	(705)
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 5.50%, TBA	97.53	07/05/07	168,000	-
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.00%, TBA	100.69	06/05/07	272,000	2,230
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.00%, TBA	100.72	06/05/07	334,000	2,842
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.00%, TBA	95.52	06/05/07	38,000	(133)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%, TBA	100.73	06/05/07	34,000	(293)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.50%, TBA	102.06	06/05/07	136,000	(690)
Union Bank of Switzerland AG (b)	FHLMC Gold, 30 Year, 6.00%, TBA	100.59	07/05/07	81,100	(593)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.00%	95.72	07/05/07	52,935	(300)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.00%	95.72	07/05/07	69,500	(394)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 5.50%, TBA	97.81	07/05/07	353,500	(769)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.50%, TBA	101.97	07/05/07	167,000	(691)

					$3,465

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps
Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount	Value

Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 25 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	07/01/07	$40,400	$27
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 40 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	08/01/07	41,000	33
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	37,300	21
Morgan Stanley Capital Services	TCB, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS	Total Return on TCB, 7.30%, 02/26/09	02/26/09	18,700	172

						$253

Forward Rate Agreements

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value

Merrill Lynch Capital Services	3 month LIBOR quarterly	5.26% semi-annually	09/17/07	$1,224,250	$(213)
Merrill Lynch Capital Services	4.77% semi-annually	3 month LIBOR quarterly	06/18/08	397,000	418
Merrill Lynch Capital Services	4.66% semi-annually	3 month LIBOR quarterly	09/17/08	782,185	915

					$1,120

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.
ARS	Argentine Peso
BPS	Basis Points
BRL	Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EGP	Egyptian Pound
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
GBP	British Pound
GNMA	Government National Mortgage Association
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007
TBA	To Be Announced
TRAINS	Targeted Return Index
TRL	Turkish Lira
TRY	Turkish New Lira
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,745
Aggregate gross unrealized depreciation	(37,814)

Net unrealized appreciation/depreciation	$(12,069)

Federal income tax cost of investments	$3,240,943

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 11.7% (n)
	California — 11.7%
9,000	California Economic Development Financing Authority, 3.60%, 06/14/07	9,000
33,000	California State Department of Water Resources, 3.75%, 06/12/07	33,000
19,360	Chino Basin Regional Financing Authority, Inland Empire Utilities, LOC: State Street Bank, 3.67%, 09/13/07	19,360
13,000	Imperial Irrigation, 3.68%, 10/11/07	13,000
5,000	Los Angeles County Metropolitan Transportation Authority, 3.75%, 06/14/07	5,000
2,600	Riverside County of California, Teeter Financing Program, 3.53%, 06/07/07	2,600
8,000	Riverside County Transportation Commission, 3.65%, 11/07/07	8,000
	San Diego County Water Authority,
3,000	3.57%, 06/14/07	3,000
9,000	3.65%, 06/14/07	9,000
4,000	3.72%, 06/18/07	4,000
5,000	3.72%, 08/22/07	5,000
4,900	San Francisco City & County Public Utilities Commission, Rev., VAR, LIQ: BNP Paribas, 3.55%, 06/06/07	4,900
15,000	State of California, 3.80%, 06/08/07	15,000

	Total Commercial Paper (Cost $130,860)	130,860

	Daily Demand Notes — 4.0%
	California — 4.0%
8,315	California Housing Finance Agency, Multi-family, Series A, Rev., VAR, AMT, 3.86%, 06/01/07	8,315
2,800	City of Los Angeles, Housing Loans to Lender Program, Series A, Rev., VAR, LOC: FHLB, 3.96%, 06/01/07	2,800
1,500	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments, Series A, Rev., VAR, LOC: Fleet National Bank, 3.94%, 06/01/07	1,500
1,600	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX-2, Rev., VAR, LOC: Societe Generale, 3.80%, 06/01/07	1,600
	Municipal Securities Trust Certificates,
1,500	Series 2001-135, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.88%, 06/01/07 (e)	1,500
1,000	Series 2001-136, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07 (e)	1,000
10,900	Regional Airports Improvement Corp., Los Angeles International Airport, Series A, Rev., VAR, AMT, LOC: Societe Generale, 3.87%, 06/01/07	10,900
5,925	Southern California Home Financing Authority,
	Series A, Rev., VAR, AMT, 3.86%, 06/01/07	5,925
4,510	State of California, Series B, Subseries B-7, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.85%, 06/01/07	4,510
6,950	State of California, Municipal Securities Trust Receipts, Series SGA-119, GO, VAR, FGIC, LIQ: Societe Generale, 3.88%, 06/01/07	6,950

	Total Daily Demand Notes (Cost $45,000)	45,000

	Municipal Notes & Bonds — 4.8%
	California — 4.2%
1,500	California School Cash Reserve Program Authority, Series A, Rev., TRAN, 4.50%, 07/06/07	1,501
3,000	California Statewide Communities Development Authority, Series A-1, Rev., VAR, TRAN, FSA, 4.50%, 06/29/07	3,002
5,000	City of Oakland, Rev., TRAN, 4.50%, 07/17/07	5,005
7,485	Los Angeles County, Series A, Rev., TRAN, 4.50%, 06/29/07	7,490
1,000	Los Angeles County Schools, Series A, GO, TRAN, 4.50%, 06/29/07	1,001
10,000	Los Angeles Unified School District, GO, TRAN, 4.50%, 12/03/07	10,053
5,750	School Project for Utility Rate Reduction, Rev., RAN, 4.50%, 10/04/07	5,770
7,000	State of California, Rev., RAN, 4.50%, 06/29/07	7,005
6,000	Ventura County, GO, TRAN, 4.50%, 07/02/07	6,004

		46,831

	Puerto Rico — 0.6%
7,000	Commonwealth of Puerto Rico, Rev., TRAN, 4.50%, 07/30/07	7,011

	Total Municipal Notes & Bonds (Cost $53,842)	53,842

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Weekly Demand Notes — 78.3%
	California — 73.1%
1,000	ABAG Finance Authority for Nonprofit Corps., Arbors Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.71%, 06/06/07	1,000
	ABN AMRO Munitops Certificate Trust,
6,995	Series 2003-11, GO, VAR, FSA, 3.78%, 06/07/07	6,995
10,697	Series 2006-73, GO, VAR, AMBAC, 3.83%, 06/07/07	10,697
11,675	Series 2007-12, Rev., VAR, FSA, 3.81%, 06/07/07	11,675
2,505	Alameda Corridor Transportation Authority, Series 1513, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.80%, 06/07/07	2,505
2,097	Alameda County IDA, Autumn Press Inc. Project, Rev., VAR, AMT, LOC: Wells Fargo Bank N.A., 3.86% 06/07/07	2,097
2,625	Alameda County IDA, White Brothers Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.86%, 06/07/07	2,625
8,500	Auburn Union School District, COP, VAR, FSA, 3.81%, 06/07/07	8,500
150	California Educational Facilities Authority, Series PA-542, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.78%, 06/06/07	150
10,000	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VAR, LOC: Bank of America N.A., 3.68%, 06/06/07	10,000
21,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VAR, 3.74%, 06/06/07	21,000
1,975	California Health Facilities Financing Authority, Series ROCS-RR-II-603CE, Rev., VAR, LIQ: Citibank N.A., 3.79%, 06/07/07	1,975
	California Infrastructure & Economic Development Bank, Lance Camper Manufacturing Corp.,
6,000	Series A, Rev., VAR, LOC: Comerica Bank, 3.85%, 06/07/07	6,000
600	Series B, Rev., VAR, LOC: Comerica Bank, 3.85%, 06/07/07	600
3,000	California Infrastructure & Economic Development Bank, Le Lycee Francias De, Rev., VAR, LOC: Mellon First Business Bank, 3.69%, 06/07/07	3,000
3,500	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VAR, LOC: First Republic Bank, 3.70%, 06/07/07	3,500
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.75%, 06/06/07	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project, Series A, Rev., VAR, LOC: Wachovia Bank of Georgia, 3.71%, 06/07/07	2,380
2,950	California State Department of Water Resources, Series C-12, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.63%, 06/07/07	2,950
1,625	California State, Municipal Securities Trust Receipts, Series SGA-58, Rev., VAR, FGIC, 3.82%, 06/06/07	1,625
	California State Public Works Board,
5,000	Series BNP-160, STARS, Rev., VAR, AMBAC, LIQ: BNP Paribas, 3.77%, 06/04/07	5,000
1,275	Series PA-814, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.78%, 06/07/07	1,275
	California Statewide Communities Development Authority,
3,400	Series 54TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.86%, 06/07/07	3,400
1,650	Series 909, COP, VAR., MBIA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	1,650
2,800	Series J, Rev., VAR, 3.74%, 06/06/07	2,800
5,545	Series PT-3682, Rev., VAR, 3.85%, 06/01/07	5,545
1,000	California Statewide Communities Development Authority, Amern Baptist Home West, Rev., VAR, LOC: Lasalle Bank N.A., 3.68%, 06/07007	1,000
3,750	California Statewide Communities Development Authority, Busseto Foods, Inc., Series B, Rev., VAR, LOC: Comerica Bank, 3.95%, 06/06/07	3,750
2,990	California Statewide Communities Development Authority, Chabad of California, Rev., VAR, LOC: Comerica Bank, 3.69%, 06/07/07	2,990
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VAR, 3.74%, 06/06/07	3,700
1,000	Series B, Rev., VAR, 3.74%, 06/06/07	1,000
21,520	Series M, Rev., VAR, 3.74%, 06/06/07	21,520
	California Statewide Communities Development Authority, Merlots,
22,295	Series C-39, Rev., VAR, FNMA, 3.86%, 06/06/07	22,295
18,395	Series G-01, Rev., VAR, LIQ: Wachovia Bank N.A., 3.86%, 06/06/07	18,395
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VAR, LOC: Union Bank of California N.A., 3.75%, 06/07/07	2,000
2,510	Chabot-Las Positas Community College District, Series 87-Z, GO, VAR, AMBAC, LIQ: Goldman Sachs Special Situation, 3.81%, 06/07/07	2,510
3,410	City & County of San Francisco, Series PT-3017, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.78%, 06/07/07	3,410
2,398	City of Glendale, Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	2,398
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VAR, FNMA, LIQ: Fannie Mae, 3.71%, 06/07/07	2,000
4,840	City of Los Angeles, Series PT-3700, Rev., VAR, 3.85%, 06/01/07	4,840
1,965	City of Los Angeles, Multimodal, Series C, Rev., VAR, FGIC, 3.72%, 06/07/07	1,965
3,900	City of Modesto, Series 910, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	3,900

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.68%, 06/06/07	3,000
970	City of San Jose, Airport, Series ROCS-II-R-2004, Rev., VAR, FSA, LIQ: Citigroup Financial Products, 3.79%, 06/07/07	970
3,925	City of Santa Rosa, Waste Water Systems, Series PZ-43, Rev., VAR, AMBAC, 3.80%, 06/07/07	3,925
7,490	Coast Community College District, Series ROCS RR-II-R-6088, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.79%, 06/07/07	7,490
4,610	Contra Costa Community College District, Series ROCS RR-II-R-548X, GO, VAR, FSA, LIQ: Citibank N.A., 3.79%, 06/07/07	4,610
	East Bay Municipal Utility District,
4,000	Series 1317-X, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	4,000
2,400	Series 1414, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	2,400
3,995	East Side Union High School District-Santa Clara County, Merlots, Series B-28, GO, VAR, MBIA, 3.81%, 06/06/07	3,995
4,375	Eclipse Funding Trust, Solar Eclipse Sacram, Series 2006-0079, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/07/07	4,375
7,400	Enhanced Return Puttable Floating Option, Series 1023, Rev., VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.81%, 06/06/07	7,400
28,389	Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Demand Certificates, Series M001, Class A, FRN, AMT, 3.86%, 06/06/07	28,389
2,990	Fairfield-Suisun Unified School District, Series ROCS RR-II-R-6019, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.79%, 06/07/07	2,990
9,345	Foothill-De Anza Community College District, Series 1787, GO, VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.79%, 06/07/07	9,345
2,895	Fullerton School District, Series PT-1558, GO, VAR, FGIC, 3.78%, 06/04/07	2,895
	Golden State Pool Trust,
38,533	Series 24TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.86%, 06/07/07	38,533
3,729	Series 34TP, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.86%, 06/07/07	3,729
	Golden State Tobacco Securitization Corp.,
6,700	Series 8Z, Rev., VAR, AMBAC, LIQ: Special Situations Investing, 3.82%, 06/07/07	6,700
7,500	Series 1422, Rev., VAR, FGIC-TCRS, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	7,500
6,400	Series 1436, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	6,400
10,000	Series F-C2, Rev., VAR, LIQ: Lehman Brothers, 3.83%, 06/06/07	10,000
11,275	Series PA-1206, Rev., VAR, 3.80%, 06/05/07	11,275
1,048	Series Z-5, Rev., VAR, TOCS, FSA, LIQ: Goldman Sachs Special Situation, 3.82%, 06/07/07	1,048
8,795	Hacienda La Puente Unified School District, Series PT-2877,GO, VAR, FGIC, LIQ: Dexia Credit Local, 3.77%, 06/01/07	8,795
2,100	Hayward Housing Authority, Multi-Family Barrington Hill S.A., Series A, Rev., VAR, LIQ: FNMA, 3.68%, 06/06/07	2,100
3,600	Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VAR, LIQ: FHLMC, 3.68%, 06/07/07	3,600
645	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/06/07	645
5,025	Huntington Beach Union High School District, Series PT-3413, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.78%, 06/06/07	5,025
3,130	Huntington Beach Union High School District, Merlots, Series D-07, GO, VAR, MBIA, 3.83%, 06/06/07	3,130
5,865	Huntington Park Public Financing Authority, Series PT-2719, Rev., VAR, FSA, 3.78%, 6/07/07	5,865
	Lehman Municipal Trust Receipts,
5,000	GO, VAR, LIQ: Lehman Liquidity Co., 3.81%, 06/06/07	5,000
11,840	Series 06-F11, GO, VAR, LIQ: Lehman Liquidity Co., 3.83%, 06/06/07	11,840
19,975	Series 07-F1, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.83%, 06/06/07	19,975
10,000	Series 07-F2, GO, LIQ: Lehman Brothers Special Financing, 3.83%, 06/06/07	10,000
5,200	Series 07-K14, Rev., MBIA, LIQ: Lehman Liquidity Co., 3.78%, 06/06/07	5,200
9,455	Lehman Municipal Trust Receipts, Metropolitan Water District, Rev., VAR, LIQ: Lehman Liquidity Co., 3.81%, 06/06/07	9,455
16,000	Long Beach Bond Finance Authority, Series 812, Class D, VAR, TAN, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	16,000
6,660	Los Angeles, Community College District, Series ROCS-II-R-71, GO, VAR, MBIA, LIQ: Salomon Smith Barney, 3.79%, 06/07/07	6,660
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series II-C, Rev., VAR, FNMA COLL, LIQ: FNMA, 3.68%, 06/07/07	5,440
1,850	Los Angeles County IDA, Goldberg & Solovy Foods, Rev., VAR, LOC: Union Bank of California, 4.95%, 06/05/07	1,850
	Los Angeles Department of Water & Power,
1,970	Series ROCS-RR-II-R-4510, Rev., VAR, MBIA, LIQ: Citigroup Global Markets, 3.79%, 06/07/07	1,970
2,000	Sub Series A-8, Rev., VAR, 3.69%, 06/07/07	2,000
2,000	Los Angeles Harbor Department, Series ROCS-RR-II-R-559, Rev., VAR, FGIC MBIA, LIQ: Citibank N.A., 3.81%, 06/07/07	2,000
3,000	Los Angeles IDA, Packing & Shipping Project, Series AAA, Rev., VAR, LOC: City National Bank, 3.85%, 06/07/07	3,000
	Los Angeles Unified School District,
9,128	Series 924, GO, VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	9,128
2,800	Series PT-1179, GO, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.78%, 06/04/07	2,800
2,885	Los Angeles Unified School District, Merlots, Series C-20, GO, VAR, FGIC, 3.81%, 06/06/07	2,885

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Monrovia Unified School District, Municipal Securities Trust Receipts, Series SGA-70, GO, VAR, MBIA, 3.82%, 06/06/07	1,000
5,600	Morgan Hill Unified School District, Floating Rate Receipts, Series SG-145, GO, VAR, FGIC, 3.77%, 06/07/07	5,600
	Municipal Securities Trust Certificates,
5,155	Series 281, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	5,155
23,945	Series 2000-96, Class A, GO, VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07 (e)	23,945
6,200	Series 2006-259, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	6,200
8,605	Series 2006-287, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07	8,605
4,555	Series 3001, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	4,555
8,940	Series 3024, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	8,940
9,725	Series 3035, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	9,725
11,475	Series 3044, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	11,475
5,000	Series 7021, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	5,000
10,000	Series 7046, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	10,000
1,450	Orange County Apartment Development, Bluffs Apartments, Series C, Rev., VAR, LIQ: FHLMC, 3.68%, 06/05/07	1,450
1,000	Orange County Sanitation District, Series 1032, COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	1,000
8,000	Placentia-Yorba Linda Unified School District, Series 1245, Rev., COP, VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	8,000
5,515	Poway Redevelopment Agency, Tax Allocation, PT-2474, TAN, VAR, MBIA, 3.78%, 06/06/07	5,515
1,295	Poway Unified School District, PT-2113, GO, VAR, MBIA, 3.78%, 06/04/07	1,295
	Puttable Floating Option, Tax-Exempt Receipts, Sun America Trust,
29,190	Series 2001-1, Class A, Certificates, Rev., VAR, LIQ: FHLMC, 3.83%, 06/04/07	29,190
3,470	Series MT-421, Rev., VAR, 3.85%, 06/05/07	3,470
5,000	Series PPT-1007, Class A, Rev., VAR, 3.90%, 06/04/07	5,000
6,000	Reset Optional Certificates Trust II-R, Series ROCS-RR-II-R-681, GO, VAR, CIFG-TCRS, LIQ: Citibank N.A., 3.79%, 06/07/07	6,000
2,820	Reset Optional Certificates Trust II-R, San Mateo, Series ROCS-RR-II-R-647, GO, VAR, MBIA, LIQ: Wells Fargo Bank N.A., 3.79%, 06/07/07	2,820
2,600	Riverside County, Public Facilities, Series B, COP, VAR, LOC: State Street Bank &Trust Co, 3.66%, 06/05/07	2,600
1,179	Sacramento City Financing Authority, Series Z-3, TOCS, TAN, VAR, FGIC, LIQ: Goldman Sachs Special Situation, 3.82%, 06/07/07	1,179
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VAR, FNMA COLL, LIQ: FNMA, 3.68%, 06/07/07	4,000
3,020	San Bernardino County Housing Authority, Montclair Heritage, Series A, Rev., VAR, LOC: California Federal Bank, 3.72%, 06/07/07	3,020
	San Diego Unified School District,
5,000	Series 964-D, GO, VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	5,000
3,090	Series PT-2176, GO, VAR, FGIC, 3.78%, 06/07/07	3,090
3,865	San Francisco City & County Public Utilities Commission, Series 1259-X, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	3,865
3,950	San Francisco City & County Redevelopment Agency, Community Facilities District No. 4, Rev., VAR, LOC: Bank of America N.A., 3.68%, 06/06/07	3,950
	San Joaquin Hills Transportation Corridor Agency,
2,000	Series 44Z, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.81%, 06/07/07 (p)	2,000
2,290	Series 90TPZ, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.79%, 06/07/07	2,290
1,162	Series 91TPZ, Rev., VAR, MBIA, LIQ: Goldman Sachs Special Situation, 3.79%, 06/07/07	1,162
1,410	San Jose Unified School District/Santa Clara County, Series PZ-115, GO, VAR, FGIC, 3.80%, 06/07/07	1,410
1,000	San Mateo County Board of Education, Series A, VAR, COP, LOC: Allied Irish Bank plc, 3.63%, 06/07/07	1,000
4,190	San Mateo County Community College District, Series ROCS-RR-II-R-10000Z, GO, VAR, MBIA, LIQ: Citigroup Global Markets, 3.80%, 06/07/07	4,190
400	Santa Ana Unified School District, VAR, COP, LOC: BNP Paribas, 3.75%, 06/06/07	400
	State of California,
7,170	Series A, Subseries A-3, GO, VAR, LOC: Bank of America N.A., 3.69%, 06/06/07	7,170
9,600	Series B, Subseries B-1, GO, VAR, LOC: Bank of America N.A., 3.68%, 06/06/07	9,600
5,400	Series C-2, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.63%, 06/07/07	5,400
13,300	Series C-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.72%, 06/07/07	13,300
3,595	Series PA-594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.78%, 06/04/07	3,595
1,760	Series PT-1236, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.80%, 06/06/07	1,760
1,245	Series PT-2831, GO, VAR, AMBAC, 3.77%, 06/04/07	1,245
1,050	Series SG-85, GO, VAR., FGIC-TCRS, LIQ: Societe Generale, 3.77%, 06/04/07	1,050
	State of California Economic Recovery,
2,900	Series C-14, Rev., VAR, XLCA, 3.63%, 06/06/07	2,900
400	Series C-21, Rev., VAR, XLCA, 3.70%, 06/06/07	400
1,000	State of California, Macon Trust, Series N, GO, VAR, AMBAC, 3.78%, 06/07/07	1,000
	State of California, Municipal Securities Trust Receipts,
250	Series 2, Class A, GO, VAR, FGIC, LIQ: Societe Generale, 3.78%, 06/07/07	250
1,175	Series SGA-7, GO, VAR, FSA, 3.82%, 06/06/07	1,175

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

300	Series SGA-40, GO, VAR, FGIC, 3.82%, 06/06/07	300
5,020	Series SGA-54, GO, VAR, AMBAC, 3.82%, 06/06/07	5,020
100	Series SGA-55, GO, VAR, FGIC, 3.82%, 06/06/07	100
	State of California, UBS Municipal,
2,000	Series 2006-1005, GO, VAR, MBIA, 3.76%, 06/07/07	2,000
15,000	Series 07-1, GO, VAR, LIQ: Landesbank Hessen-Thueringen, 3.82%, 06/07/07	15,000
2,520	University of California, Series 1198, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.78%, 06/07/07	2,520
905	Vacaville Unified School District, Series PT-3068, GO, VAR, MBIA, 3.78%, 06/06/07	905
3,365	Vista Unified School District, Series PT-2116, GO, VAR, FSA, 3.78%, 06/04/07	3,365
1,995	West Contra Costa Unified School District, Series PT-1828, GO, VAR, FGIC, 3.78%, 06/04/07	1,995
4,350	West Valley-Mission Community College District, Series PT-3446, GO, VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.78%, 06/06/07	4,350

		820,445

	Puerto Rico — 5.2%
5,000	Commonwealth of Puerto Rico, Series PA-943, GO, VAR, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.75%, 06/04/07	5,000
3,900	Lehman Municipal Trust Receipts, Series 06-FC4, Class D, Rev., VAR, LIQ: Lehman Liquidity Co., 3.89%, 06/06/07	3,900
	Municipal Securities Trust Certificates,
4,200	Series 2000-107, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07	4,200
1,150	Series 2002-199, Class A, GO, VAR, MBIA-IBC, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07	1,150
2,000	Series 7005, Class A, SO, VAR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07 (p)	2,000
23,100	Puerto Rico Electric Power Authority, Series ROCS-RR-II-11001-CE, Rev., VAR, LIQ: Citibank N.A., 3.79%, 06/07/07	23,100
2,000	Puerto Rico Highway & Transportation Authority, Series ROCS-RR-II-R-785-CE, Rev., VAR, LIQ: Citigroup Global Markets, 3.79%, 06/07/07	2,000
500	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VAR, FGIC, 3.78%, 06/07/07	500
9,870	Puerto Rico Municipal Finance Agency, Series PA-609, Rev., VAR, FSA, 3.75%, 06/05/07	9,870
1,150	Puerto Rico Infrastructure Financing Authority, Series 1, SO, VAR, LIQ: Bank of New York, 3.77%, 06/07/07	1,150
4,550	Puerto Rico Public Buildings Authority, Series 747D, Rev., VAR, CIFG-TCRS, LIQ: Morgan Stanley Dean Witter, 3.78%, 06/07/07	4,550
1,300	TICS-TOCS Trust, Series 2001-2, GO, VAR, FSA, LIQ: Bank of New York, 3.77%, 06/07/07	1,300

		58,720

	Total Weekly Demand Notes (Cost $879,165)	879,165

	Quarterly Demand Note — 0.5%
	Puerto Rico — 0.5%
6,000	Puerto Rico Electric Power Authority, Series UU-SGB-69, Rev., VAR, FSA, LIQ: Societe Generale, 3.80%, 07/02/07
	Total Quarterly Demand Note (Cost $6,000)	6,000

	Total Investments — 99.3% (Cost $1,114,867)*	1,114,867
	Other Assets in Excess of Liabilities — 0.7%	8,330

	NET ASSETS — 100.0%	$1,123,197

JPMorgan California Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC IXIS Financial Guarantee
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation Bond
IBC	Insured Bond Certificate
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
MBIA	Municipal Bond Insurance Association
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SO	Special Obligation
STARS	Short-Term Adjustable Rates
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TICS	Tenants in Common
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007
XLCA	XL Capital Assurance

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 98.7%
	Municipal Bonds — 98.7%
	Alaska — 0.7%
1,000	Alaska Student Loan Corp., Series A-2, Rev., 5.00%, 06/01/10	1,028

	Arkansas — 0.6%
1,000	City of Springdale, Public Improvements, Recreational Facility, Sales & Use Tax, Rev., FSA, 4.13%, 07/01/13	988

	California — 87.8%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.25%, 10/01/14	3,390
1,500	Arcadia Unified School District, Capital Appreciation, Election of 2006, Series A, GO, FSA, Zero Coupon, 02/01/17	904
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,141
260	Burlingame Financing Authority, Rev., 4.75%, 10/15/11	269
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.25%, 12/01/13	818
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/15	1,027
1,000	California Housing Finance Agency, Series B, Rev., 4.00%, 08/01/13	1,004
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.35%, 02/01/17	998
2,885	California State Department of Transportation, Federal Highway Grant, Series A, Rev., FGIC, 5.00%, 02/01/12	3,037
1,500	California State Department of Water Resources, Series A, Rev., MBIA, 5.25%, 05/01/12	1,597
540	California State Department of Water Resources, Central Valley Project, Water System, Series J-3, Rev., 7.00%, 12/01/12 (p)	625
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance, Series J-3, Rev., 7.00%, 12/01/12	1,685
3,135	California State Department of Water Resources, Unrefunded Balance, Series W, Rev., 5.50%, 12/01/08	3,219
2,000	California State Public Works Board, California State University, Series A, Rev., FGIC, 5.25%, 10/01/17	2,207
1,675	California State Public Works Board, Department of Corrections, Series A, Rev., AMBAC, 5.25%, 06/01/11	1,767
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.25%, 01/01/16	1,093
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.25%, 06/01/12	106
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.00%, 05/01/15	1,053
1,000	California State University, Series C, Rev., FSA, 5.00%, 11/01/19 (w)	1,080
435	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09 (p)	444
475	California Statewide Communities Development Authority, Catholic Healthcare West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	486
975	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/31	998
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, MBIA, 5.50%, 10/01/14	540
1,000	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	438
1,000	City of Los Angeles, Series A, GO, FGIC, 5.25%, 09/01/11	1,059
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles, COP, AMBAC, 6.13%, 11/01/10	5,534
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.75%, 11/01/09 (p)	639
35	City of Richmond, Wastewater, Rev., FGIC, 5.20%, 08/01/09 (p)	37
950	City of San Bernardino, Single Family Mortgage, Mortgage-Backed Securities, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,197
1,500	City of San Francisco, State Building Authority, Civic Center, Series A, Rev., FGIC, 5.00%, 12/01/15	1,586
1,500	City of Vallejo, Water Revenue, Rev., MBIA, 5.00%, 05/01/16	1,587
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.63%, 09/02/10	154
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., MBIA, 5.00%, 08/01/08	1,029
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,508
2,825	El Dorado Irrigation District & El Dorado Water Agency, COP, Series A, FGIC, 5.00%, 03/01/13	2,992
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.38%, 09/01/12	1,076
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., MBIA, 5.50%, 07/01/10	105
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,000	Glendale Community College District, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/17	645
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Assets Backed,
1,000	Series A, Rev., 5.00%, 06/01/09	1,021
1,000	Series A-1, Rev., 5.00%, 06/01/13	1,033
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,172
	Golden West Schools Financing Authority
3,175	ROCS-RR-II-R-3042, VAR, GO, MBIA, LIQ: Citigroup Global Markets, 3.79%, 08/01/13	3,175
545	Series A, Rev., MBIA, 5.80%, 02/01/16	620
1,000	Loma Linda University Medical Center, Series A, Rev., 5.00%, 12/01/15	1,022
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.00%, 08/01/16	1,604
2,000	Los Angeles Community College District, University & College Improvements, Series A, GO, MBIA, 5.00%, 08/01/11 (p)	2,094
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.63%, 09/01/10	528
1,395	Series A, AMBAC, 5.63%, 09/01/10	1,473
1,200	Los Angeles County Metropolitan Transportation Authority, Series B, Rev., FSA, 5.25%, 07/01/11	1,277
	Los Angeles County Public Works Financing Authority, Multiple Capital Facilities Project,
1,500	Series A, Rev., FGIC, 5.00%, 09/01/14	1,605
1,000	Series B, Rev., AMBAC, 6.00%, 12/01/07 (p)	1,012
	Los Angeles Department of Water & Power, Power Systems,
2,000	Series B, Rev., FSA, 5.13%, 07/01/13	2,132
1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,076
	Los Angeles Harbor Department
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,597
1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,066
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.00%, 07/01/15	143
	Los Angeles Unified School District, Election of 2004,
1,090	Series F, GO, FGIC, XLCA, 5.00%, 07/01/10	1,131
1,000	Series G, GO, AMBAC, 5.00%, 07/01/16	1,074
1,580	Moreland School District, Crossover, GO, FSA, 4.25%, 08/01/15	1,573
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.25%, 08/01/13	1,474
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.00%, 07/01/11	1,560
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	583
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.75%, 12/01/09	2,088
1,000	Orange County Water District, COP, Series A, VAR, 3.66%, 06/06/07	1,000
1,500	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,329
125	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., MBIA, 5.00%, 02/01/08 (p)	129
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., MBIA, 5.00%, 02/01/08	385
425	Port of Oakland, Series K, Rev., FGIC, 5.25%, 11/01/07	427
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.50%, 08/01/10	379
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.00%, 06/01/09	1,306
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.25%, 09/01/17	1,789
1,240	Sacramento City Financing Authority, Capital Improvement, Community Rein Project, Series A, GO, AMBAC, 5.00%, 12/01/16	1,324
1,500	Sacramento County Sanitation District, Rev., FGIC, 5.00%, 06/01/16	1,597
	Sacramento County Sanitation District, Financing Authority,
250	Series A, Rev., 5.25%, 12/01/10	264
150	Series A, Rev., 5.75%, 12/01/10	159
1,700	San Diego County Water Authority, COP, Series A, FGIC, 5.00%, 05/01/14	1,815
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.00%, 05/01/14	1,069
1,000	Rev., FGIC, 5.25%, 05/01/18	1,098
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation,
410	MBIA, 6.00%, 08/01/07 (p)	412
990	MBIA, 6.00%, 08/01/15 (p)	1,135
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation,
830	MBIA, 6.00%, 08/01/07	833
2,010	MBIA, 6.00%, 08/01/15	2,295
1,495	San Marcos Public Facilities Authority, Project Areas No. 1, 2, 3, Tax Allocation, Series A, FGIC, 5.00%, 08/01/13	1,554
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.38%, 09/01/12	625
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.50%, 07/01/15	289
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	1,837
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.75%, 11/15/13	1,107
2,000	Santa Monica Community College District, Capital Appreciation, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,359
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, FGIC, Zero Coupon, 08/01/12	1,228

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,850	South Bayside Waste Management Authority, Solid Waste System, Rev., AMBAC, 6.13%, 03/01/09	1,960
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.25%, 08/15/14	1,417
	State of California,
1,500	GO, 5.00%, 08/01/15	1,574
2,000	GO, 5.00%, 12/01/15	2,135
1,500	GO, 5.00%, 03/01/16	1,593
1,500	GO, 5.00%, 09/01/16	1,586
2,000	GO, 5.00%, 02/01/17	2,118
3,000	GO, 5.00%, 02/01/17	3,155
3,110	GO, 5.06%, 03/15/14 (i)	3,135
1,500	GO, MBIA, 4.00%, 09/01/14	1,514
120	GO, MBIA-IBC, 6.25%, 10/01/07 (p)	121
1,000	University of California,
	Series B, Rev., AMBAC, 5.00%, 05/15/12	1,056
1,000	University of California, Regents Medical Center, Series A, Rev., MBIA, 5.00%, 05/15/15	1,073
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.20%, 08/01/11	4,622
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	975

		139,091

	Illinois — 1.3%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.00%, 01/01/16	2,099

	Kentucky — 1.0%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,655

	Michigan — 1.9%
2,035	Michigan State Housing Development Authority,
	Series A, Rev., AMT, 4.13%, 12/01/10	2,043
1,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project,
	Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 08/01/07	1,000

		3,043

	New York — 0.6%
1,000	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	1,010

	Ohio — 0.8%
1,320	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,309

	Puerto Rico — 2.8%
115	Commonwealth of Puerto Rico, Public Improvement, GO, 5.00%, 07/01/07	115
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.00%, 07/01/11	3,245
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	464
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.75%, 08/01/09 (p)	526

		4,350

	South Carolina — 0.3%
550	Charleston County, GO, MBIA-IBC, 3.00%, 09/01/14	506

	Texas — 0.7%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.00%, 04/01/16	1,068

	Virgin Islands — 0.2%
240	Virgin Islands Public Finance Authority Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	245

	Total Municipal Bonds (Cost $154,148)	156,392

Shares

	Short-Term Investment — 5.0%
	Investment Company — 5.0%
7,841	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $7,841)	7,841

	Total Investments — 103.7% (Cost $161,989)	164,233
	Liabilities in Excess of Other Assets — (3.7)%	(5,807)

	NET ASSETS — 100.0%	$158,426

JPMorgan California Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.
(w)	When-Issued Security.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
ROCS	Reset Option Certificates
TCRS	Transferable Custodial Receipts
VA MTGS	Veterans Administration Mortgages
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,726
Aggregate gross unrealized depreciation	(482)

Net unrealized appreciation/depreciation	$2,244

Federal income tax cost of investments	$161,989

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands except number of contracts)

	Principal Amount ($)	Security Description	Value ($)

		Long-Term Investments — 94.7%
		Corporate Bonds — 31.8%
		Botswana — 0.7%
		Barclays Bank plc,
	1,030	VAR, 0.00%, 05/10/10	1,022
	400	VAR, 0.00%, 05/28/10	397

			1,419

		Brazil — 5.4%
BRL	1,730	Citibank N.A., Brazilian Real Notes, 15.00%, 07/02/10	1,055
	7,735	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (m)	4,151
		Morgan Stanley & Co., Inc.,
	$3,600	12.15%, 01/05/22 (linked to Republic of Brazil Government Bond, 12.15%, 01/05/22) (e) (m)	4,774
	1,000	14.40%, 08/04/16 (linked to Republic of Brazil Government Bond, 14.40%, 08/04/16) (e)	1,456

			11,436

		China — 0.3%
	715	Citic Resources Finance Ltd., 6.75%, 05/15/14 (e) (m)	706

		Dominican Republic — 1.8%
		Citigroup Funding, Inc.,
	1,030	Zero Coupon, 10/08/07 (linked to Dominican Republic Government Bond, Zero Coupon, 10/05/07) (e) (m)	1,019
	2,615	VAR, 0.00%, 03/12/12 (linked to Dominican Republic Government Bond, 0.00%, 03/12/12) (e) (i)	2,761

			3,780

		Egypt — 0.9%
	1,845	Citigroup Funding, Inc., Zero Coupon, 10/04/07 (linked to Egypt Treasury Bill, Zero Coupon, 10/02/07) (e) (m)	1,980

		Ghana — 0.7%
	1,550	Barclays Bank plc, Zero Coupon, 04/07/10 (linked to Government of Ghana, Zero Coupon, 04/07/10) (e) (i)	1,548

		Indonesia — 1.7%
	2,180	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18)	3,661

		Mexico — 1.4%
MXN	40,000	Depfa Bank plc, Zero Coupon, 06/15/15	1,974
	$1,065	Pemex Project Funding Master Trust, Regulation S, 5.75%, 12/15/15	1,072

			3,046

		Peru — 1.7%
	3,070	IIRSA Norte Finance Ltd. (Peru), Regulation S, 8.75%, 05/30/24	3,623

		Russia — 9.0%
		Gaz Capital for Gazprom (Luxembourg),
	1,590	6.21%, 11/22/16 (e)	1,590
	885	6.51%, 03/07/22 (e)	900
	1,620	8.63%, 04/28/34 (e)	2,082
	2,494	Gazprom International S.A. (Luxembourg), Regulation S, 7.20%, 02/01/20	2,611
		Gazstream S.A. for OAO Gazprom (Luxembourg),
	3,721	5.63%, 07/22/13 (e)	3,694
	2,868	Regulation S, 5.63%, 07/22/13	2,846
	720	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	761
	2,980	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 03/05/14 (e)	2,894
		VTB Capital S.A. for Vneshtorgbank,
	260	FRN, 8.26%, 07/30/07 (m)	261
	1,600	Regulation S, 6.25%, 06/30/35	1,634

			19,273

		Trinidad & Tobago — 1.7%
	3,760	National Gas Co. of Trinidad & Tobago Ltd., Regulation S, 6.05%, 01/15/36	3,633

		Turkey — 2.6%
TRY	7,635	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11)	5,612

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

	Principal Amount ($)	Security Description	Value ($)

		Uganda — 0.5%
	$1,030	Citigroup Funding, Inc., VAR, 0.00%, 03/17/08 (linked to Uganda Treasury Bill, 0.00%, 03/13/08) (i)	1,059

		Ukraine — 2.1%
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
	320	6.80%, 10/04/12	318
	2,345	7.65%, 09/07/11	2,417
	1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	1,740

			4,475

		Venezuela — 1.3%
	3,900	Petroleos de Venezuela S.A., 5.38%, 04/12/27	2,804

		Total Corporate Bonds (Cost $64,480)	68,055

		Foreign Government Securities — 56.3%
		Argentina — 10.9%
ARS	25,275	Central Bank of Argentina, VAR, 0.00%, 02/04/18 (m)	12,607
	$750	Province of Buenos Aires, 9.38%, 09/14/18	747
		Republic of Argentina,
	1,400	7.00%, 10/03/15 (m)	1,306
ARS	11,773	11.31%, 01/20/10 (m)	3,944
	4,698	VAR, 0.00%, 12/31/33 (m)	2,306
	$7,000	Zero Coupon, 01/06/10 (m)	2,356

			23,266

		Barbados — 0.2%
	390	Government of Barbados, 6.63%, 12/05/35 (e) (m)	397

		Brazil — 9.5%
	300	Banco Nacional de Desenvolvimento Economico e Social, Regulation S, VAR, 5.17%, 06/16/08	296
		Federal Republic of Brazil,
	5,400	7.13%, 01/20/37 (m)	6,088
	1,600	8.75%, 02/04/25 (m)	2,066
	800	8.88%, 10/14/19 (m)	998
	6,195	12.25%, 03/06/30 (m)	10,891

			20,339

		Chile — 1.8%
	3,650	Government of Chile, 7.13%, 01/11/12	3,893

		Colombia — 4.3%
		Republic of Colombia,
	1,075	7.38%, 01/27/17	1,182
	960	7.38%, 09/18/37	1,073
	1,500	10.75%, 01/15/13	1,859
COP	8,065,000	12.00%, 10/22/15	5,004

			9,118

		Costa Rica — 1.9%
	$3,038	Republic of Costa Rica, Regulation S, 10.00%, 08/01/20	4,041

		Dominican Republic — 0.4%
		Government of Dominican Republic,
	580	9.04%, 01/23/18 (e)	678
	54	Regulation S, 9.04%, 01/23/18	64
	45	Regulation S, 9.50%, 09/27/11	48

			790

		El Salvador — 2.4%
		Republic of El Salvador,
	675	7.63%, 09/21/34 (e)	787
	480	7.65%, 06/15/35 (e)	559
	1,478	7.75%, 01/24/23	1,718
	1,735	8.25%, 04/10/32 (e) (m)	2,147

			5,211

		Guatemala — 2.3%
		Republic of Guatemala, Regulation S,
	3,165	8.13%, 10/06/34	3,751
	1,000	10.25%, 11/08/11	1,165

			4,916

		Iraq — 0.4%
	1,250	Republic of Iraq, 5.80%, 01/15/28 (e)	792

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

	Principal Amount ($)	Security Description	Value ($)

		Mexico — 4.2%
		United Mexican States,
	1,250	8.00%, 09/24/22 (m)	1,539
MXN	12,496	8.00%, 12/24/08	1,172
	$1,250	8.30%, 08/15/31	1,631
	875	8.30%, 08/15/31	1,142
MXN	30,000	10.00%, 12/05/24 (m)	3,457

			8,941

		Peru — 1.3%
		Republic of Peru,
	$2,008	6.55%, 03/14/37	2,091
	570	7.35%, 07/21/25	657

			2,748

		Russia — 5.8%
		Russian Federation, Regulation S,
	2,667	8.25%, 03/31/10	2,777
	1,750	11.00%, 07/24/18	2,485
	3,880	12.75%, 06/24/28	7,033

			12,295

		Turkey — 2.0%
		Republic of Turkey,
	1,295	7.38%, 02/05/25	1,342
	620	8.00%, 02/14/34	684
	2,000	12.38%, 06/15/09	2,269

			4,295

		Ukraine — 2.2%
		Government of Ukraine,
	2,390	6.58%, 11/21/16 (e)	2,423
	2,065	Regulation S, 7.65%, 06/11/13	2,235

			4,658

		Uruguay — 1.5%
		Republic of Uruguay,
UYU	50,960	5.00%, 09/14/18 (m)	2,520
	$465	7.50%, 03/15/15	509
	240	9.25%, 05/17/17	296

			3,325

		Venezuela — 5.2%
		Republic of Venezuela,
	2,558	Regulation S, 7.00%, 12/01/18	2,469
	2,395	9.38%, 01/13/34	2,784
	3,706	10.75%, 09/19/13	4,314
	1,020	13.63%, 08/15/18	1,474

			11,041

		Total Foreign Government Securities (Cost $114,446)	120,066

		U.S. Treasury Obligations — 5.1%
		United States — 5.1%
		U.S. Treasury Notes,
	11,000	4.50%, 05/15/17 (m)	10,663
	205	4.88%, 04/30/08 (k) (m)	205

		Total U.S. Treasury Obligations (Cost $10,881)	10,868

	Shares

		Warrants — 1.5%
		Republic of Argentina,
ARS	43,114	Expires 12/15/35 (linked to GDP) (a) (m)	1,866
EUR	6,430	Expires 12/15/35 (linked to GDP) (a)	1,293
	1	Republic of Venezuela Oil Price Index, expires 04/15/20 (a)	46

		Total Warrants (Cost $1,974)	3,205

		Total Long-Term Investments (Cost $191,781)	202,194

		Short-Term Investment — 3.1%
		Investment Company — 3.1%
	6,719	JPMorgan Prime Money Market Fund (b) (m) (Cost $6,719)	6,719

		Total Investments — 97.8% (Cost $198,500)	208,913
		Other Assets in Excess of Liabilities — 2.2%	4,776

		NET ASSETS — 100.0%	$213,689

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
26	2 Year U.S. Treasury Notes	September, 2007	$5,299	$(5)
254	5 Year U.S. Treasury Notes	September, 2007	26,527	(69)
207	10 Year U.S. Treasury Notes	September, 2007	22,020	(52)
	Short Futures Outstanding
(150)	U.S. Treasury Bonds	September, 2007	16,369	12

				$(114)

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)

800,000	EUR	06/29/07	$1,073	$1,077	$(4)

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Credit Default Swaps

REFERENCED OBLIGATIONS	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Gazprom International S.A., 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	$2,340	$4
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	112 BPS semi-annually	04/20/11	5,180	170
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	160	10
Government of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	1,990	12
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	550	(13)
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	295 BPS semi-annually	03/20/11	840	45
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	750	48
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	350	24
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	400	30
Government of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	300	(7)
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	1,990	(21)
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	790	(21)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	350	(30)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	750	(60)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	142 BPS semi-annually	03/20/11	840	(30)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	270	8
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	280	8
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	680	(19)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	400	(36)
Government of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	600	(14)
Government of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	635	(15)
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	300	12
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	730	30
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	365	20
Government of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	400	7
Government of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	300	(14)
Government of Philippines, 10.63%, 03/106/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	730	(34)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	365	(20)
Government of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	400	(8)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	530	7
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.8 BPS semi-annually	06/20/12	2,860	3
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	3,030	88
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	1,670	59
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	350	5
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	500	17
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	750	20
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	400	12
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	660	24
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	740	17
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	300	10
JSC Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS quarterly	05/20/12	790	4
Kazkommertzbank, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS quarterly	03/20/12	350	3
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	640	2
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	2,240	16
Kazkommertzbank, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	750	5
PDVSA, 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	3,100	24
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	1,000	(32)
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.4 BPS semi-annually	04/20/12	410	(3)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	210	(2)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	(17)
Republic of Columbia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	(17)
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	750	(9)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	63 BPS semi-annually	05/20/11	1,600	23
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	870	10
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12	1,510	14
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	8
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	5,340	4
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	5,340	(8)
Republic of Peru, 8.75%, 11/21/03	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	2,155	11
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	1,520	(6)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.4 BPS semi-annually	04/20/12	870	(9)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	410	(4)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	210	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(15)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(15)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	750	(5)
Russian AG Bank, 7.18%, 05/106/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	120	1
Russian AG Bank, 7.18%, 05/106/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	1,190	8
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	530	(2)
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	600	3
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	120	-(h )
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	77 BPS semi-annually	08/20/10	70	1
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,580	13
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5BP semi-annually	12/20/11	1,360	12
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	350	(2)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	101 BPS semi-annually	07/20/10	2,000	45
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	500	(10)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	750	(11)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	400	(5)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11	660	(5)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	740	(6)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	1,190	(2)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	300	(6)
Russian Federation, 7.50%, 03/30/31	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	1,270	7
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	1,200	7
Russian Standard Bank, 7.80%, 09/28/2007	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	06/15/07	3,200	36
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	1,000	28
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	08/20/10	70	(1)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	96 BPS semi-annually	07/20/10	2,000	(46)
VTB Capital Vneshtorgbank, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	109 BPS semi-annually	04/20/11	5,180	(145)
VTB Capital Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,360	2

						$250

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Credit Default Swaps

Total Return Swaps
SWAP COUNTERPARTY	REFERENCED OBLIGATIONS	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Citibank, N.A.	National Bank of Republic of Kazakhstan, 06/04/07	Total Return on National Bank of Republic of Kazakhstan, 06/04/07	3 Month Libor	06/04/07	$393	$9
Morgan Stanley Capital Services	OGK/Rushydro’s, 12/13/13	Total Return on OGK/Rushydro’s, 12/13/13	3 Month Libor + 20 BPS	12/25/10	2,400	78
Morgan Stanley Capital Services	TCB, 7.30%, 02/26/09	3 Month Libor + 20 BPS	Total Return on TCB, 7.30%, 02/26/09	02/26/09	1,200	11

						$98

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Credit Default Swaps

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
MXN	Mexican Peso
TRY	New Turkish Lira
UYU	Uruguayan Peso
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,373
Aggregate gross unrealized depreciation	(960)

Net unrealized appreciation/depreciation	$10,413

Federal income tax cost of investments	$198,500

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.1%
	Asset Backed Securities — 26.4%
676	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	677
	Ameriquest Mortgage Securities, Inc.,
550	Series 2004-R11, Class M1, FRN, 5.98%, 11/25/34 (m)	552
500	Series 2005-R2, Class M2, FRN, 5.80%, 04/25/35 (m)	501
1,400	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 3A, FRN, 5.41%, 08/17/11 (e) (m)	1,400
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 5.76%, 12/25/34 (m)	400
350	Bear Stearns Asset Backed Securities, Inc., Series 2005-HE3, Class M1, FRN, 5.75%, 03/25/35 (m)	350
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, FRN, 5.32%, 04/15/12 (m)	750
750	Series 2007-B, Class A4, FRN, 5.35%, 04/15/14 (m)	750
1,650	Capital One Multi-Asset Execution Trust, Series 2003-A, FRN, 6.57%, 12/15/10 (i)	1,663
400	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, FRN, 5.50%, 02/25/36 (m)	400
36	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	36
	Citigroup Mortgage Loan Trust, Inc.,
825	Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33 (m)	827
1,050	Series 2005-OPT4, Class M2, FRN, 5.75%, 07/25/35 (m)	1,054
1,200	Series 2006-WFH2, Class A2A, FRN, 5.47%, 08/25/36 (m)	1,199
	Series 2006-WMC1, Class A2C, FRN, 5.52%, 12/25/35 (m)	901
	Countrywide Asset-Backed Certificates,
141	Series 2004-6, Class 2A4, FRN, 5.77%, 11/25/34 (m)	141
817	Series 2004-BC1, Class M1, FRN, 5.82%, 02/25/34 (m)	817
200	Series 2005-BC1, Class M1, FRN, 5.73%, 03/25/35 (m)	200
200	Series 2005-BC1, Class M2, FRN, 5.76%, 05/25/35 (m)	200
842	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, FRN, 5.59%, 05/15/29 (m)	843
725	Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.57%, 09/20/23	725
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, FRN, 5.48%, 10/25/36 (m)	2,497
646	Fleet Home Equity Trust, Series 2003-1, Class A, FRN, 5.57%, 01/20/33	647
400	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.47%, 08/25/36	400
950	GMAC Mortgage Corp. Loan Trust, Series 2004-HE4, Class A2, FRN, 5.51%, 03/25/35	951
12	Hasco NIM Trust (Cayman Islands), Series 2006-OP2A, Class A, 5.86%, 01/25/36 (e)	12
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class A3, FRN, 6.02%, 10/20/14 (e)	500
2,300	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.42%, 07/15/21 (e)	2,299
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, FRN, 5.50%, 02/25/36	799
	Long Beach Mortgage Loan Trust,
2,050	Series 2003-4, Class M1, FRN, 6.00%, 08/25/33	2,056
3,700	Series 2006-7, Class 2A3, FRN, 5.48%, 08/25/36	3,682
2,300	Series 2006-10, Class 2A3, FRN, 5.48%, 11/25/36	2,288
2	MASTR Asset Backed Securities Trust (Cayman Islands), Series 2006-CI14, Class N1, 6.00%, 07/26/35 (e)	2
	Morgan Stanley ABS Capital I,
150	Series 2005-HE2, Class M3, FRN, 5.80%, 01/25/35	150
100	Series 2005-HE2, Class M4, FRN, 5.95%, 01/25/35	100
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 5.94%, 11/25/34	416
561	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, FRN, 5.42%, 06/25/36	561
	Option One Mortgage Loan Trust,
94	Series 2002-1, Class A3, FRN, 5.90%, 02/25/32	94
300	Series 2005-2, Class M1, FRN, 5.76%, 05/25/35	300

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 5.95%, 02/25/35	554
2,400	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, FRN, 5.74%, 01/25/36	2,401
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, FRN, 5.74%, 12/25/35	351
214	Residential Funding Mortgage Securities II, Inc., Series 2003-HS4, Class AIB, FRN, 5.58%, 01/25/29	215
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, FRN, 5.77%, 01/25/35	502
1,700	Series 2006-OP1, Class A2B, FRN, 5.52%, 10/25/35	1,701
2,000	Series 2006-WM3, Class A2, FRN, 5.48%, 10/25/36	1,997
	Soundview Home Equity Loan Trust,
625	Series 2007-NS1, Class M3, FRN, 5.92%, 01/25/37	630
650	Series 2007-NS1, Class M4, FRN, 6.22%, 01/25/37	656
713	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 5.54%, 06/25/34	714
1,800	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, FRN, 5.47%, 01/25/37	1,797
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 5.63%, 01/23/11 (e)	1,000

	Total Asset-Backed Securities (Cost $44,693)	44,658

	Collateralized Mortgage Obligations — 21.0%
	Agency CMO — 3.2%
	Federal Home Loan Mortgage Corp. REMICS,
2,307	Series 2638, Class KI, IO, 5.00%, 11/15/27	194
2,634	Series 2645, Class SB, IF, IO, 1.78%, 07/15/27	133
1,006	Series 2686, Class FL, FRN, 5.72%, 03/15/28	1,009
1,012	Series 2827, Class AS, IF, IO, 1.78%, 06/15/22	45
1,658	Series 2928, Class IN, IO, 5.00%, 10/15/24	113
1,419	Series 2975, Class IO, IO, 5.50%, 06/15/26	123
	Federal National Mortgage Association REMICS,
257	Series 2002-36, Class FS, FRN, 5.82%, 06/25/32	260
383	Series 2002-36, Class FT, FRN, 5.82%, 06/25/32	387
5,000	Series 2002-81, Class SJ, IF, IO, 2.18%, 04/25/32	395
780	Series 2002-121, Class FC, FRN, 5.72%, 02/25/28	783
2,088	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	151
1,443	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	94
1,727	Series 2066-115, Class BF, FRN, 5.56%, 12/25/36	1,731

		5,418

	Non-Agency CMO — 17.8%
	Adjustable Rate Mortgage Trust,
342	Series 2004-5, Class 7A2, FRN, 5.70%, 04/25/35 (m)	343
554	Series 2005-1, Class 5A2, FRN, 5.65%, 05/25/35 (m)	555
374	Series 2005-8, Class 7A2, FRN, 5.60%, 11/25/35 (m)	376
647	Series 2006-3, Class 4A11, FRN, 5.50%, 08/25/36 (m)	647
722	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.51%, 09/25/46 (m)	724
1,320	Banc of America Funding Corp., Series 2007-A, Class 2A1, FRN, 5.48%, 02/20/47 (m)	1,320
	Countrywide Alternative Loan Trust,
1,099	Series 2006-OA19, Class A1, FRN, 5.50%, 02/20/47 (m)	1,097
941	Series 2006-OA21, Class A1, FRN, 5.51%, 03/20/47 (m)	941
31	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-31, Class A3, 5.75%, 01/25/33 (m)	31
742	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, FRN, 5.65%, 08/19/45 (m)	746
	Harborview Mortgage Loan Trust,
436	Series 2005-3, Class 2A1A, FRN, 5.56%, 06/19/35	437
1,062	Series 2005-8, Class 1A2A, FRN, 5.65%, 09/19/35	1,066
309	Series 2005-10, Class 2A1A, FRN, 5.63%, 11/19/35	310
876	Series 2005-15, Class 2A11, FRN, 5.59%, 10/20/45	879
1,212	Series 2006-14, Class 2A1A, FRN, 5.47%, 03/19/38	1,212
795	Series 2007-1, Class 2A1A, FRN, 5.45%, 04/19/38	795
	Indymac Index Mortgage Loan Trust,
811	Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34	815
253	Series 2004-AR8, Class 2A1, FRN, 5.73%, 11/25/34	254
1,823	Series 2006-AR35, Class 2A1A, FRN, 5.49%, 01/25/37	1,825
500	K2 (USA) LLC, FRN, 5.37%, 02/15/10 (i)	500
1,419	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	1,411
	Lehman XS Trust,
690	Series 2005-2, Class 1A1, FRN, 5.60%, 08/25/35	692

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

939	Series 2005-7N, Class 1A1A, FRN, 5.59%, 11/25/35	943
1,549	Series 2006-2N, Class 1A1, FRN, 5.58%, 02/25/46	1,553
826	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, FRN, 5.50%, 11/25/36	824
1,063	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, FRN, 5.64%, 10/25/35	1,067
	Thornburg Mortgage Securities Trust,
581	Series 2003-2, Class A1, FRN, 5.66%, 04/25/43	581
1,318	Series 2004-3, Class A, FRN, 5.69%, 09/25/34	1,320
3,272	Series 2006-6, Class A1, FRN, 5.43%, 12/25/36	3,270
1,695	WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A, FRN, 5.57%, 02/25/36	1,701
	WaMu Mortgage Pass Through Certificates,
865	Series 2005-AR9, Class A1A, FRN, 5.64%, 07/25/45	868
1,033	Series 2005-AR13, Class A1A1, FRN, 5.61%, 10/25/45	1,035

		30,138

	Total Collateralized Mortgage Obligations (Cost $35,510)	35,556

	Commercial Mortgage-Backed Securities — 2.7%
364	CalSTRS Trust, Series 2002-C6, Class A1, FRN, 5.62%, 11/20/12 (e) (m)	365
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A, 5.24%, 12/11/49 (m)	247
500	CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	515
500	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	496
	LB-UBS Commercial Mortgage Trust,
1,450	Series 2003-C5, Class A2, 3.48%, 07/15/27	1,419
750	Series 2007-C1, Class A2, 5.32%, 02/15/40	743
428	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.44%, 09/15/21 (e)	428
300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	296

	Total Commercial Mortgage-Backed Securities (Cost $4,555)	4,509

	Corporate Bonds — 41.7%
	Automobiles — 1.0%
	DaimlerChrysler N.A. Holding Corp.,
825	FRN, 5.77%, 03/13/09 (m)	828
900	FRN, 5.82%, 09/10/07 (m)	901

		1,729

	Beverages — 0.8%
1,300	Diageo Finance BV (Netherlands), FRN, 5.47%, 03/30/09 (m)	1,301

	Building Products — 0.3%
500	Masco Corp., FRN, 5.66%, 03/12/10	501

	Capital Markets — 6.2%
2,650	Bear Stearns Cos., Inc., (The), FRN, 5.48%, 05/18/10 (m)	2,649
2,000	Credit Suisse USA, Inc., FRN, 5.60%, 01/15/10 (m)	2,011
800	Goldman Sachs Group, Inc., (The), FRN, 5.44%, 11/16/09	801
1,400	Lehman Brothers Holdings, Inc., FRN, 5.46%, 11/16/09	1,400
300	Lehman Brothers Holdings Capital Trust V, VAR, 6.19%, 12/31/49	300
2,100	Links Finance LLC, FRN, 5.60%, 09/15/08 (e) (i)	2,102
	Morgan Stanley,
250	FRN, 5.46%, 05/07/10	250
1,000	FRN, 5.64%, 01/15/10	1,005

		10,518

	Commercial Banks — 9.3%
3,050	BAC Capital Trust XIII, 5.76% to 03/15/12; thereafter FRN, 12/31/49 (m)	3,016
1,200	Banco Sabadell S.A. (Spain), FRN, 5.46%, 04/23/10 (e) (m)	1,200
1,200	Banco Santander Chile S.A. (Chile), FRN, 5.69%, 12/09/09 (e) (m)	1,203
1,450	DnB NORBank ASA (Norway), FRN, 5.43%, 10/13/09 (e) (m)	1,450
1,600	Glitnir Banki HF (Iceland), FRN, 5.52%, 10/15/08 (e)	1,598

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

400	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e)	400
1,300	ING Bank NV (Netherlands), FRN, 5.61%, 10/14/14	1,304
600	Landsbanki Islands HF (Iceland), FRN, 6.06%, 08/25/09 (e)	606
	National Australia Bank Ltd. (Australia),
700	FRN, 5.71%, 08/29/13	701
1,600	FRN, 5.84%, 03/12/13	1,604
1,000	VAR, 5.65%, 06/23/14	1,003
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
1,000	FRN, 5.96%, 08/01/08 (e)	1,001
650	FRN, 6.10%, 09/21/07 (e) (m)	651

		15,737

	Consumer Finance — 4.8%
1,400	Aiful Corp. (Japan), 6.00%, 12/12/11 (e) (m)	1,402
2,000	American Express Co., FRN, 5.46%, 06/15/08 (m)	2,003
1,000	Capital One Financial Corp., FRN, 5.62%, 09/10/09 (m)	1,003
1,900	HSBC Finance Corp., FRN, 5.64%, 11/16/09	1,910
	International Lease Finance Corp.,
800	FRN, 5.58%, 05/24/10	803
1,000	FRN, 5.76%, 01/15/10	1,008

		8,129

	Diversified Financial Services — 7.1%
	Counts Trust,
1,400	Series 2002-10, FRN, 6.14%, 08/15/07 (e) (i)	1,403
1,400	Series 2002-11, FRN, 6.19%, 08/15/07 (e) (i)	1,403
700	Goldman Sachs Capital III, FRN, 6.13%, 09/29/49	700
1,500	K2 (USA) LLC, FRN, 5.37%, 02/15/09 (i)	1,500
500	Meridian Funding Co. LLC, FRN, 5.59%, 07/21/11 (e)	501
900	Preferred Term Securities XXII Ltd. (Cayman Islands), FRN, 5.75%, 09/22/36 (e)	898
1,700	RACERS, Series 2005-16, Class C, FRN, 5.35%, 09/20/07 (e) (i)	1,700
1,700	Sigma Finance Corp. (Cayman Islands), FRN, 5.33%, 09/15/08 (e) (i)	1,700
1,000	Sigma Finance, Inc., VAR, 5.43%, 02/19/10 (e)	1,000
550	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.71%, 11/13/09 (e)	551
600	ZFS Finance USA Trust III, FRN, 6.50%, 12/15/65 (e)	610

		11,966

	Diversified Telecommunication Services — 0.4%
600	Telefonica Emisiones SAU (Spain), FRN, 5.65%, 06/19/09	602

	Electric Utilities — 1.5%
900	Appalachian Power Co., FRN, 5.68%, 06/29/07 (m)	900
500	Pepco Holdings, Inc., FRN, 5.99%, 06/01/10	500
850	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	849
250	TXU Electric Delivery Co., FRN, 5.73%, 09/16/08 (e)	250

		2,499

	Food & Staples Retailing — 0.4%
600	CVS/Caremark Corp., FRN, 5.66%, 06/01/10 (m)	600

	Food Products — 0.6%
1,000	Tate & Lyle International Finance plc (United Kingdom), 5.00%, 11/15/14 (e)	927

	Insurance — 0.2%
400	Aleutian Investments LLC, FRN, 5.53%, 05/20/14 (e) (m)	400

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Media — 1.5%
500	Comcast Corp., FRN, 5.66%, 07/14/09 (m)	500
500	COX Communications, Inc., FRN, 5.91%, 12/14/07 (m)	501
1,400	Time Warner, Inc., FRN, 5.59%, 11/13/09	1,403
200	Viacom, Inc., FRN, 5.70%, 06/16/09	201

		2,605

	Multi-Utilities — 0.9%
	Dominion Resources, Inc.,
700	FRN, 5.54%, 11/14/08 (m)	701
750	FRN, 5.65%, 09/28/07 (m)	750

		1,451

	Oil, Gas & Consumable Fuels — 0.5%
350	Anadarko Petroleum Corp., FRN, 5.75%, 09/15/09 (m)	351
	Pemex Project Funding Master Trust,
400	FRN, 6.65%, 06/15/10 (e)	412
150	FRN, 7.16%, 10/15/09 (e)	155

		918

	Real Estate Investment Trusts (REITs) — 0.7%
	iStar Financial, Inc.,
650	FRN, 5.69%, 09/15/09	651
425	FRN, 5.90%, 03/16/09	427

		1,078

	Specialty Retail — 0.2%
350	Home Depot, Inc., FRN, 5.48%, 12/16/09	350

	Thrifts & Mortgage Finance — 5.1%
2,900	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	2,900
	Countrywide Financial Corp.,
1,210	FRN, 5.57%, 03/24/09 (m)	1,208
950	FRN, 5.62%, 12/19/08 (m)	951
	Residential Capital LLC,
1,000	FRN, 6.46%, 04/17/09	1,001
200	FRN, 6.73%, 06/29/07 (m)	200
300	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09	301
950	Washington Mutual Bank, FRN, 5.45%, 11/06/09	951
1,150	Washington Mutual, Inc., FRN, 5.50%, 08/24/09	1,150

		8,662

	Wireless Telecommunication Services — 0.2%
400	America Movil S.A. de C.V. (Mexico), FRN, 5.45%, 06/27/08 (e) (m)	400

	Total Corporate Bonds (Cost $70,400)	70,373

	Foreign Government Securities — 0.3%
500	United Mexican States (Mexico), FRN, 6.06%, 01/13/09 (Cost $503)	505

	Mortgage Pass-Through Securities — 6.9%
11,239	Federal National Mortgage Association Pool, 7.00%, 04/01/37 - 06/25/37 (m) (Cost $11,593)	11,579

	Municipal Bond — 0.1%
	North Carolina — 0.1%
200	Wake Forest University, VAR, Series 1997, 5.32%, 07/01/17 (Cost $200)	200

	Total Long-Term Investments (Cost $167,454)	167,380

Shares

	Short-Term Investments — 2.7%
	Investment Company — 2.6%
4,511	JPMorgan Prime Money Market Fund (b) (m) (Cost $4,511)	4,511

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Securities — 0.1%
124	U.S. Treasury Bill, 4.75%, 08/09/07 (k) (m) (n) (Cost $124)	124

	Total Short-Term Investments (Cost $4,635)	4,635

	Total Investments — 101.8% (Cost $172,089)	172,015
	Liabilities in Excess of Other Assets — (1.8)%	(3,080)

	NET ASSETS — 100.0%	$168,935

Percentages indicated are based on net assets.

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
49	Eurodollar	June, 2007	$11,593	$(10)
24	30 Day Federal Funds	August, 2007	9,476	(3)
70	Eurodollar	September, 2007	16,566	—(h )
15	5 Year U.S. Treasury Notes	September, 2007	1,567	(4)
55	10 Year U.S. Treasury Notes	September, 2007	5,851	(15)

	Short Futures Outstanding
(61)	Eurodollar	June, 2007	(14,433)	14
(2)	Eurodollar	September, 2007	(473)	1
(29)	2 Year U.S. Treasury Notes	September, 2007	(5,910)	2
(12)	Eurodollar	December, 2007	(2,841)	9
(12)	Eurodollar	March, 2008	(2,844)	7

				$1

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Deutsche Bank AG, New York	5.30% semi-annually	3 month LIBOR quarterly	01/26/17	$800	$(1)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.30% semi-annually	01/31/09	26,000	309
Merrill Lynch Capital Services	5.12% semi-annually	3 month LIBOR quarterly	02/23/12	1,330	(4)

					$(1)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Aiful Corp., 4.45%, 02/16/10	Merrill Lynch Capital Services	Buy	52.5 BPS quarterly	12/20/11	$1,400	$	-(h	)
Bear Stearns & Co., 7.63%, 12/07/09	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	1,000		-(h	)
CDX.NA.LG.HVOL., 8.00%, 06/20/12 (1)	Merrill Lynch Capital Services	Buy	75 BPS quarterly	06/20/12	5,000		24
FHLMC, 5.88%, 03/21/11	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	4,800		-(h	)
Goldman Sachs Group, Inc., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	1,000		-(h	)
Goldman Sachs Group, Inc., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	3,350		-(h	)
Hess Corp., 6.65%, 08/15/11	Merrill Lynch Capital Services	Sell	20 BPS quarterly	06/20/08	1,300		2
ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	700		-(h	)
ITRAXX Series 7 Hivol (2)	Deutsche Bank AG, New York	Buy	55 BPS quarterly	06/20/12	EUR 6200		(59)
ITRAXX Series 7 Main (3)	Deutsche Bank AG, New York	Sell	30 BPS quarterly	06/20/12	14,260		84
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	Bear Stearns	Sell	8 BPS quarterly	06/20/07	$1,000		-(h	)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	1,000		-(h	)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	1,000		1
Merrill Lynch & Co., 6.00%, 02/17/09	Bear Stearns	Sell	10 BPS quarterly	03/20/08	3,900		2
Montpelier Re Holdings, Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	1,800		1
Morgan Stanley, 6.60%, 04/01/12	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	1,000		-(h	)
Mors Mittal Steel Co. NV, 9.75%, 04/01/14	Merrill Lynch Capital Services	Sell	17 BPS quarterly	06/20/08	1,000		1
Proctor & Gamble, 4.95%, 08/15/04	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	3,600		1
Rosnru	BNP Paribas	Sell	50 BPS quarterly	08/25/07	1,700		2
Tate & Lyle Global, 6.50%, 06/28/12	Lehman Brothers Special Financing	Buy	42 BPS quarterly	12/20/14	1,000		11
Wells Fargo & Co., 0.2%, 10/28/15	Royal Bank of Scotland	Sell	2.5 BPS quarterly	12/20/07	6,000		1

							$71

(1)	Premium paid of $32.
(2)	Premium received of $64.
(3)	Premium paid of $92.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Citibank, N.A. (a)	FNMA, 30 Year, 5.50%, TBA	$98.84	06/05/07	$4,100	$50
Citibank, N.A. (a)	FNMA, 30 Year, 5.50%, TBA	98.84	06/05/07	6,200	75
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.63	06/05/07	6,200	47
Lehman Brothers Special Financing (a)	U.S. 5 Year Treasury Note, 4.88%	100.27	06/14/07	27,900	121

					$121

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Morgan Stanley Capital Services	Lehman AAA 8.5+ CMBS Index	Spread Lock with Carry Amount + 30BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	1,600	1
Deutsche Bank AG, New York	Lehman AAA 8.5+ CMBS Index	Spread Lock with Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	$2,000	$2

						$3

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

BPS	Basis Points
CMO	Collateralized Mortgage Obligation
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

RACERS	Restructured Asset Certificates with Enhanced Returns
REMICS	Real Estate Mortgage Investment Conduits
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239
Aggregate gross unrealized depreciation	(313)

Net unrealized appreciation/depreciation	$(74)

Federal income tax cost of investments	$172,089

JPMorgan Federal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 100.0%
	Federal Farm Credit Bank — 26.0%
39,467	5.30%, 08/16/07	39,468
18,561	DN, 5.12%, 06/11/07 (m) (n)	18,535
100,000	DN, 5.19%, 01/25/08 (n)	96,688
26,783	DN, 5.20%, 07/16/07 (n)	26,613
44,000	DN, 5.20%, 07/23/07 (n)	43,677
50,000	DN, 5.20%, 08/08/07 (n)	49,521
100,000	DN, 5.21%, 02/25/08 (n)	96,256
49,449	DN, 5.22%, 07/13/07 (n)	49,155
60,000	FRN, 5.18%, 10/01/08	59,984
75,000	FRN, 5.18%, 01/23/09	74,973
85,000	FRN, 5.19%, 06/02/08	84,984
100,000	FRN, 5.21%, 09/19/08	99,987
75,000	FRN, 5.21%, 10/03/08	74,990
62,500	FRN, 5.21%, 10/20/08	62,488
100,000	FRN, 5.21%, 04/13/09	99,973
100,000	FRN, 5.21%, 04/20/09	99,982
250,000	FRN, 5.22%, 02/11/08	249,949
100,000	FRN, 5.23%, 03/18/08	99,986
90,000	FRN, 5.23%, 03/26/08	89,988
50,000	FRN, 5.23%, 06/16/08	49,990
99,650	FRN, 5.24%, 06/01/07	99,650
12,000	FRN, 5.24%, 09/24/07	12,002
100,000	FRN, 5.24%, 08/18/08	99,975
30,000	FRN, 5.25%, 09/27/07	30,003
100,000	FRN, 5.25%, 10/05/07	99,997
11,000	FRN, 5.25%, 02/12/09	11,009

		1,919,823

	Federal Home Loan Bank — 74.0%
23,500	2.75%, 07/27/07	23,410
21,430	3.63%, 06/20/07	21,411
20,150	3.88%, 06/08/07	20,144
349,660	4.63%, 07/18/07	349,339
89,425	5.13%, 05/21/08	89,324
22,470	5.25%, 06/08/07	22,469
70,000	5.29%, 06/25/07	70,000
140,450	DN, 5.12%, 06/05/07 (n)	140,370
300,000	DN, 5.14%, 06/06/07 (n)	299,787
250,000	DN, 5.14%, 06/08/07 (n)	249,751
300,000	DN, 5.15%, 06/15/07 (n)	299,402
301,105	DN, 5.16%, 06/13/07 (n)	300,590
300,000	DN, 5.18%, 07/20/07 (n)	297,903
150,000	DN, 5.18%, 08/15/07 (n)	148,402
301,420	DN, 5.19%, 06/22/07 (n)	300,517
190,664	DN, 5.19%, 07/06/07 (n)	189,713
171,000	DN, 5.20%, 06/20/07 (n)	170,536
250,000	DN, 5.20%, 06/27/07 (n)	249,065
300,705	DN, 5.20%, 07/11/07 (n)	298,997
250,000	DN, 5.20%, 07/25/07 (n)	248,067
134,447	DN, 5.20%, 08/22/07 (n)	132,876
252,845	DN, 5.21%, 07/13/07 (n)	251,339
91,500	FRN, 5.19%, 01/10/08	91,476
540,000	FRN, 5.19%, 03/20/08	539,840
25,000	FRN, 5.20%, 06/08/07	25,000
362,050	FRN, 5.20%, 11/14/08	361,895
265,000	FRN, 5.21%, 10/16/08	264,894
20,000	FRN, 5.22%, 08/10/07	19,998

		5,476,515

	Total Investments — 100.0% (Cost $7,396,338)*	7,396,338
	Liabilities in Excess of Other Assets — (0.0)% (g)	(2,651)

	NET ASSETS — 100.0%	$7,393,687

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

DN	Discount Notes
FRN	Floating Rate Notes. The rate shown is the rate in effect as of May 31, 2007.

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 99.2%
	Municipal Bonds—99.2%
	Alabama — 0.7%
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,013
1,000	Jefferson County, Water & Sewer System, Rev., FSA, 5.20%, 02/15/10	1,034
6,960	Jefferson County, Water & Sewer System, Refunded Balance, Rev., FGIC, 5.13%, 08/01/12 (p)	7,358
1,350	Jefferson County, Water & Sewer System, Unrefunded Balance, Series A, Warrant, FGIC, 5.38%, 07/06/07	1,352
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,464

		19,221

	Alaska — 0.4%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09 (m)	1,513
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09 (m)	1,591
	City of North Slope Boro, Capital Appreciation,
7,000	Series B, GO, MBIA, Zero Coupon, 06/30/07	6,979
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	922
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,271

		12,276

	Arizona — 1.6%
415	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/09 (p)	416
915	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	945
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital Series A, Rev., VAR, 4.76%, 02/01/13	5,060
	Arizona School Facilities Board, State School Trust,
10,000	Series A, Rev., AMBAC, 5.75%, 07/01/14	11,112
4,360	Series A, Rev., AMBAC, 5.75%, 07/01/14	4,836
2,375	Series A, Rev., AMBAC, 5.75%, 07/01/14	2,628
	Arizona State Transportation Board Highway,
5,000	Rev., 5.00%, 07/01/16	5,366
4,675	Series B, Rev., 5.00%, 07/01/16	5,026
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,419
500	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	556
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,080
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,947
4,455	Tempe Union High School District No. 213, GO, FSA, 5.00%, 07/01/03	4,723

		47,114

	California — 16.6%
1,040	Anaheim City School District, GO, FGIC, 5.25%, 08/01/13 (p)	1,129
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., FGIC, 5.00%, 08/01/12	5,241
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,141
2,725	Burbank California Public Financing Authority, Tax Allocation, Series A, FGIC, 5.00%, 12/01/17	2,935
10,000	California State Department of Water Resources, Series A, Rev., AMBAC, 5.50%, 05/01/12	10,823
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12	2,123
500	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12 (p)	579
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,630
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.00%, 04/01/16	2,164
2,245	Series B, Rev., FSA, 5.00%, 04/01/16	2,376
	California State Public Works Board, Department of Corrections,
3,720	Series C, Rev., 5.50%, 12/01/13	4,032
4,500	Series E, Rev., XLCA, 5.00%, 06/01/14	4,754
	California State Public Works Board, Department of Forestry & Fire Protection,
2,310	Series C, Rev., FSA, 5.00%, 04/01/16	2,436
2,105	Series C, Rev., FSA, 5.00%, 04/01/16	2,225
2,785	Series C, Rev., FSA, 5.00%, 04/01/16	2,950
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,532
2,530	Series A, Rev., 5.00%, 06/01/14	2,682
3,500	Series A, Rev., 5.00%, 06/01/15	3,675
5,160	Series A, Rev., 5.00%, 06/01/15	5,374
5,000	Series A, Rev., 5.00%, 06/01/15	5,231
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., FSA, 5.00%, 04/01/16	1,648
1,285	Series D, Rev., FSA, 5.00%, 04/01/16	1,363
1,415	Series D, Rev., FSA, 5.00%, 04/01/16	1,498
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
6,000	Series A, Rev., 5.50%, 06/01/14	6,537
2,500	Series A, Rev., 5.50%, 06/01/14	2,728
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.25%, 10/01/16	3,646
	California State University,
1,000	Series C, Rev., FSA, 5.00%, 11/01/13 (w)	1,061
1,000	Series C, Rev., FSA, 5.00%, 11/01/14 (w)	1,068
1,500	Series C, Rev., FSA, 5.00%, 11/01/17 (w)	1,617
2,440	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	2,490
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	2,777

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/01/13	3,102
1,000	Rev., 5.25%, 11/01/13	1,045
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax, AMBAC, 5.00%, 09/01/12	1,056
2,070	Center Unified School District, Series D, GO, MBIA, Zero Coupon, 08/01/17	906
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	868
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,457
	City of Vallejo,
3,010	Rev., MBIA, 5.00%, 05/01/16	3,181
3,160	Rev., MBIA, 5.00%, 05/01/16	3,337
3,320	Rev., MBIA, 5.00%, 05/01/16	3,501
3,490	Rev., MBIA, 5.00%, 05/01/16	3,677
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,133
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,462
10,000	Golden State Tobacco Securitization Corp., Asset Backed, Series A, Rev., AMBAC, 5.00%, 06/01/11	10,359
32,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series A-1, Rev., 4.50%, 06/01/17	31,746
4,750	Los Altos School District, GO, AMBAC, 5.00%, 08/01/16	5,047
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	4,899
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., MBIA, 4.75%, 05/15/13	3,347
3,410	Series A, Rev., MBIA, 4.75%, 05/15/14	3,546
3,575	Series A, Rev., MBIA, 5.00%, 05/15/15	3,780
	Los Angeles Unified School District,
14,750	Series B, GO, FSA, 4.75%, 07/01/16	15,374
1,250	Series B, GO, FGIC, 4.75%, 07/01/16	1,297
	Los Angeles Unified School District, Election of 1997,
6,925	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	7,349
11,755	Series F, GO, FGIC, 5.00%, 07/01/13 (p)	12,501
14,135	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 5.00%, 07/01/16	14,981
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,638
2,925	Los Rios Community College District, Election of 2002, Series B, GO, MBIA, 5.00%, 08/01/12	3,100
2,085	Napa Valley Unified School District, Election of 2002, GO, FGIC, 5.00%, 08/01/16	2,206
4,535	Natomas Unified School District, Election of 2006, GO, FGIC, 5.00%, 08/01/14	4,758
1,745	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,546
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.00%, 04/01/16	1,451
1,745	Series A, MBIA, 5.00%, 04/01/16	1,848
2,145	Series A, MBIA, 5.00%, 04/01/16	2,266
2,250	Series A, MBIA, 5.00%, 04/01/16	2,371
2,365	Series A, MBIA, 5.00%, 04/01/16	2,491
2,480	Series A, MBIA, 5.00%, 04/01/16	2,608
2,020	Rio Hondo Community College District, Series A, GO, MBIA, 5.25%, 08/01/14 (p)	2,193
3,165	Sacramento Municipal Utility District, Series O, Rev., MBIA, 5.25%, 08/15/10	3,311
5,150	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.25%, 07/01/27	5,818
7,915	San Francisco City & County Public Utilities Commission, Series A, Rev., FSA, 5.00%, 05/01/16	8,370
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.00%, 06/15/12	9,420
	Santa Monica Community College District, Election of 2007,
3,380	Series B, GO, FGIC, Zero Coupon, 08/01/11	2,878
1,000	Series B, GO, FGIC, Zero Coupon, 08/01/12	819
1,655	Series B, GO, FGIC, Zero Coupon, 08/01/13	1,297
545	Series B, GO, FGIC, Zero Coupon, 08/01/14	408
500	Series C, GO, FGIC, Zero Coupon, 08/01/13	392
2,000	Series C, GO, FGIC, Zero Coupon, 08/01/14	1,498
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12 (p)	2,138
5,500	Southern California Public Power Authority, San Juan Power, Power Project, Series B, Rev., VAR, FSA, 5.25%, 01/01/12 (p)	5,835
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,426
	State of California,
10,000	GO, 4.50%, 02/01/17	9,705
3,000	GO, 5.00%, 02/01/09	3,060
2,500	GO, 5.00%, 02/01/10	2,575
8,545	GO, 5.00%, 08/01/13	8,927
2,065	GO, 5.00%, 02/01/14 (p)	2,201
20,000	GO, 5.00%, 03/01/14	21,184
5,000	GO, 5.00%, 08/01/15	5,225
5,000	GO, 5.13%, 04/01/14	5,275
3,000	GO, 5.25%, 02/01/13	3,185
4,225	GO, 5.50%, 04/01/14 (p)	4,635
2,885	GO, 5.75%, 05/01/10 (p)	3,070
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,369
	State of California, Economic Recovery,
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,357
6,000	Series A, GO, FGIC, 5.25%, 07/01/14	6,512
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,343
6,580	Temple City Unified School District, GO, FGIC, 5.25%, 08/01/22	7,302
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,090
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,834
8,310	West Valley-Mission Community College District, Election 2004, Series A, GO, FSA, 5.00%, 08/01/16	8,798

		485,149

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Colorado — 2.0%
1,000	Arapahoe County School District No. 5, Cherry Creek, GO, 6.00%, 12/15/09 (p)	1,053
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,095
710	Series C, Rev., MBIA, 6.00%, 10/01/11	768
615	Series C, Rev., MBIA, 6.00%, 10/01/12	673
825	Series C, Rev., MBIA, 6.00%, 10/01/13	914
585	Series C, Rev., MBIA, 6.00%, 10/01/14	655
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,383
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08	2,407
70	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	71
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,636
5,250	Denver City & County, Series A, Rev., FSA, 5.38%, 09/01/09	5,424
	Denver City & County, Airport,
4,030	Series B, Rev., FGIC, AMT, 5.00%, 11/15/13	4,231
5,000	Series B, Rev., FGIC, AMT, 5.00%, 11/15/14	5,271
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,166
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	1,795
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,846
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	3,657
2,000	El Paso County School District No. 49 Falcon, Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,173
	El Paso County, School District No. 11, Colorado Springs,
1,000	GO, 7.10%, 12/01/07	1,235
5,000	GO, 7.13%, 12/01/07 (p)	6,310
4,800	Jefferson County School District R-001, GO, MBIA, 6.50%, 12/15/10	5,219
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,168
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	867
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.25%, 06/01/13 (p)	1,072

		57,089

	Connecticut — 1.4%
	City of New Haven,
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,616
3,425	City of Ridgefield, Series A, GO, 5.00%, 09/15/10 (p)	3,583
1,155	City of Stamford, GO, 5.00%, 07/15/08	1,172
	City of Waterbury,
1,420	Series A, GO, FSA, 5.25%, 04/01/11	1,491
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,183
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.38%, 07/01/10	1,125
65	Series A, Rev., RADIAN, 6.38%, 07/01/10	70
895	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health, Unrefunded Balance, Series A, Rev., RADIAN, 6.38%, 07/01/10	962
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,261
2,500	Series A, Rev., FGIC, 5.50%, 10/01/12	2,699
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,669
1,400	Series B, Rev., MBIA-IBC, 5.13%, 09/01/12	1,509
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,465
4,000	University of Connecticut, Series A, GO, FGIC, 5.40%, 03/01/10 (p)	4,239

		40,049

	District of Columbia — 1.0%
	District of Columbia,
2,000	COP, FGIC, 5.00%, 01/01/13	2,098
2,000	COP, FGIC, 5.25%, 01/01/15	2,151
2,500	COP, FGIC, 5.25%, 01/01/16	2,706
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,038
75	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	75
3,605	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	3,862
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,785
410	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	410
1,500	George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	1,585

		30,710

	Florida — 2.9%
5,000	Brevard County School Board, COP, AMBAC, 5.00%, 07/01/12 (p)	5,244
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/15	1,486
1,500	Series E, Rev., VAR, FGIC, 5.12%, 12/01/20	1,591
	Clay County Housing Finance Authority, Single Family Mortgage,
85	Rev., GNMA COLL, FHA, VA MTGS, 6.20%, 07/06/07	85
70	Rev., GNMA COLL, FHA, VA MTGS, 6.25%, 07/06/07	70
105	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Rev., GNMA/FNMA, 5.25%, 07/06/07	105
1,495	Florida State Board of Education, Capital Outlay, Series B, GO, 5.25%, 06/01/12	1,585
8,000	Highlands County Health Facilities Authority, Adventist Health, Rev., VAR, 3.95%, 11/15/32	7,865
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 07/06/07	1,211
1,285	Rev., FSA, 6.00%, 07/06/07	1,313

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

4,885	JEA Water & Sewer, Series A, Rev., FGIC, 5.00%, 10/01/13	5,161
5,000	Lee County School Board, Series A, COP, FSA, 5.00%, 02/01/14	5,271
	Miami Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,647
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,753
3,000	Miami-Dade County School Board, Series B, COP, VAR, MBIA, 5.00%, 05/01/31	3,108
30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal, Series A, Rev., VAR, 4.10%, 10/01/23	30,111
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, 4.75%, 06/01/09	4,086
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.00%, 10/01/15	6,130
995	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,081
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/14	3,257

		84,160

	Georgia — 2.8%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,471
8,660	Series B, Rev., 5.25%, 10/01/23	9,694
1,720	Forsyth County School District, GO, 5.00%, 07/01/11	1,811
	Fulton County School District,
3,280	GO, 6.38%, 05/01/13	3,709
2,630	GO, 6.38%, 05/01/14	3,021
	Georgia Municipal Electric Authority,
6,250	Series A, Rev., 6.50%, 01/01/12	6,666
190	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	194
4,810	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08	4,898
2,875	Series Y, Rev., 6.40%, 01/01/09	2,986
125	Series Y, Rev., 6.40%, 01/01/09 (p)	130
	Georgia Municipal Electric Authority, Unrefunded Balance,
945	Series Y, Rev., 10.00%, 01/01/10	1,084
55	Series Y, Rev., 10.00%, 01/01/10 (p)	63
	Gwinnett County School District,
7,500	GO, 5.00%, 02/01/13	7,935
5,000	Series B, GO, 6.40%, 02/01/08	5,087
	Henry County & Henry County Water & Sewerage Authority,
1,500	Rev., FGIC, 5.63%, 02/01/10 (p)	1,581
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, Bank of New York, 6.25%, 07/01/18	2,836
3,000	Series P, Rev., AMBAC, 6.20%, 07/01/07	3,006
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,361
	State of Georgia,
10,700	Series B, GO, 6.30%, 03/01/10	11,397
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,327

		82,257

	Hawaii — 0.1%
3,335	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	3,571

	Illinois — 6.1%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.25%, 06/01/13	7,384
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14 (p)	2,378
6,055	Chicago Housing Authority, Rev., 5.38%, 07/01/12 (p)	6,466
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.50%, 12/01/09	14,596
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	10,664
1,500	GO, 7.00%, 01/01/08 (p)	1,528
1,000	GO, 7.25%, 12/01/12 (p)	1,164
11,955	Chicago O’Hare International Airport, Series A, Rev., FGIC, 5.25%, 01/01/16	12,789
3,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 07/06/07	3,030
	Chicago Park District,
1,090	Series B, GO, FGIC, 5.50%, 01/01/11	1,141
5,990	Series B, GO, FGIC, 5.50%, 01/01/11 (p)	6,314
5,300	Chicago Public Building Commission Building, Series A, Rev., MBIA, 5.25%, 12/01/11	5,599
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	7,901
13,620	Series J, GO, AMBAC, 5.00%, 12/01/16	14,434
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.25%, 01/01/13	1,246
1,000	GO, FGIC, 5.25%, 01/01/15	1,081
8,000	Cook County, Series B, GO, MBIA, 5.00%, 11/15/17 (w)	8,630
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,211
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,762
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,797
2,675	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	2,796
2,985	McHenry County Community Unit School District No. 20, Woodstock, School Building, Series A, GO, FGIC, 8.00%, 01/15/15	3,762
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,198
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,091
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,100	Rev., MBIA, 5.25%, 10/01/16	1,194
1,500	Rev., MBIA, 5.25%, 10/01/16	1,625
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,666
4,330	GO, 5.00%, 01/01/21	4,672

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

3,125	Rev., 5.00%, 06/15/13	3,302
8,885	Series A, GO, 5.00%, 03/01/14	9,313
2,400	Series P, Rev., 6.50%, 06/15/13	2,588
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.25%, 01/01/15	5,926
6,140	Series A, GO, XLCA, 5.25%, 01/01/15	6,563
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11	1,087
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, MBIA, 5.00%, 12/30/15	4,554
	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation,
1,350	GO, FGIC, 6.35%, 06/01/07	1,350
4,420	GO, FSA, Zero Coupon, 01/01/13	3,520

		179,322

	Indiana — 1.0%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., FSA, 5.00%, 07/15/15	3,157
1,175	Central High School Building Corp., First Mortgage, Rev., AMBAC, 5.50%, 08/01/07	1,178
3,615	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., VAR, FNMA COLL, 3.45%, 12/01/24	3,520
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,763
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,114
1,800	Indiana Municipal Power Agency, Series B, Rev., MBIA, 5.88%, 01/01/10	1,889
5,555	Indiana State Office Building Commission, Miami Correctional-Phase Series 1-A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,797
1,500	Indiana Transportation Finance Authority, Airport Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,629
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,471
3,000	Indianapolis Airport Authority, Special Facilities, Fed Ex Corp. Project, Rev., 5.10%, 01/15/17	3,131
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.00%, 01/10/20	1,832
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	521

		29,002

	Iowa — 0.6%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.50%, 01/01/10	3,124
	Iowa Finance Authority, Hospital Facility,
6,920	Rev., 6.75%, 02/15/10 (p)	7,485
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.75%, 10/01/12 (p)	1,084
5,000	Tobacco Settlement Authority of Iowa, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,288

		16,981

	Kansas — 1.0%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,428
1,600	Rev., MBIA, 5.35%, 10/01/10	1,667
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,216
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,945
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,726
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,381
	Junction City KS, Public Improvements,
1,710	GO, AMBAC, 5.00%, 09/01/17	1,821
1,795	GO, AMBAC, 5.00%, 09/01/17	1,910
1,625	GO, AMBAC, 5.00%, 09/01/17	1,735
1,140	Kansas Development Finance Authority, Comprehensive Rehab Project, Series F, Rev., AMBAC, 5.25%, 10/01/10	1,191
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	6,847

		29,867

	Kentucky — 0.7%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 07/06/07	326
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,078
745	Series C, Rev., 5.85%, 06/01/10 (p)	792
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,161
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	6,935
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,064
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,161

		21,517

	Louisiana — 0.7%
2,835	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,027
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	4,109
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,695	Rev., AMBAC, 5.00%, 03/01/16	3,920
3,915	Rev., AMBAC, 5.00%, 03/01/16	4,144
1,000	Port New Orleans Board of Commissioners, Sport Facilities, Rev., AMBAC, 5.50%, 04/01/08 (p)	1,011
	Saint Tammany Parish Sales Tax District No. 3 Sales & Use Tax Revenue,
2,680	Rev., CIFG, 5.00%, 06/01/16	2,827
1,145	Rev., CIFG, 5.00%, 06/01/16	1,209

		20,247

	Maine — 0.1%
2,765	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11 (p)	2,905

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Maryland — 1.8%
10,000	Maryland State Transportation Authority, Rev., 5.00%, 03/01/17	10,723
7,750	State of Maryland, State & Local Facilities 1st Loan, Series B, GO, 5.25%, 02/15/11	8,146
13,045	State of Maryland, State & Local Facilities 2nd Loan, GO, 5.00%, 08/01/15	14,057
7,185	State of Maryland, Rev., 5.19%, 07/01/16 (i)	7,477
4,000	University System of Maryland, Series A, Rev., 5.00%, 10/01/16	4,270
7,355	Washington Suburban Sanitation District, General Construction, Series C, GO, 5.00%, 06/01/12	7,760

		52,433

	Massachusetts — 3.6%
	Commonwealth of Massachusetts,
3,500	Series A, Rev., GAN, 5.50%, 12/15/09	3,642
3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,404
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,424
5,000	Series C, GO, 5.25%, 09/01/15 (p)	5,460
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,699
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,102
18,545	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, FSA, 5.75%, 12/15/10	19,637
2,895	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,518
	Massachusetts Bay Transportation Authority, General Transportation Systems,
5,650	Series A, Rev., 7.00%, 03/01/08	5,782
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,234
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,603
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	11,897
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,348
7,275	Massachusetts State Water Pollution Abatement, Unrefunded Balance, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09	7,667
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13 (p)	2,174
3,000	Series C, Rev., FGIC-TCRS, 5.25%, 12/01/15	3,215
	University of Massachusetts Building Authority Project,
11,395	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	12,461
11,645	Series 4-A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,548

		104,815

	Michigan — 4.1%
	City of Detroit, Michigan Sewer Systems,
5,000	Series B, Rev., VAR, MBIA, 5.00%, 07/01/16	5,301
4,150	Series C, Rev., FGIC, 5.00%, 07/01/16	4,410
2,000	Series C, Rev., FGIC, 5.25%, 07/01/16	2,176
7,745	City of Detroit, Sewer Disposal, Series A, Rev., VAR, MBIA, 5.25%, 07/01/17	8,421
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	4,150
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,195
10,400	Rev., 5.50%, 10/01/14	11,441
	Michigan State Building Authority, Facilities Program,
2,500	Series I, Rev., 5.50%, 10/15/11	2,654
1,000	Series II, Rev., 5.38%, 10/15/07 (p)	1,016
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	13,904
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.00%, 09/01/11 (p)	1,820
8,565	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.00%, 12/01/10	4,466
4,405	Series A, Rev., 6.00%, 12/01/10	4,720
799	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	818
10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,562
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.65%, 10/01/24	16,354
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,095
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,106
5,445	Rev., 6.25%, 01/01/11	5,846
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,047
1,500	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,552
9,455	Wyoming Public Schools, GO, FSA, Q-SBLF, 5.00%, 05/01/15	10,022

		121,076

	Minnesota — 1.2%
335	Minnesota Housing Finance Agency, Single Family Mortgage, Series G, Rev., AMT, GO, 6.25%, 07/06/07	336
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,057
8,730	State of Minnesota, GO, 5.50%, 06/01/09	9,023
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., MBIA, 5.00%, 06/01/15	3,659
	University of Minnesota,
5,000	Series A, Rev., GO, 5.75%, 07/01/10 (p)	5,275
6,000	Series A, Rev., GO, 5.75%, 07/01/11 (p)	6,424
8,000	Series A, Rev., GO, 5.75%, 07/01/15 (p)	8,982

		34,756

	Mississippi — 1.0%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD STD LNS, 5.30%, 09/01/07	1,205
	State of Mississippi,
2,000	GO, 5.75%, 12/01/12	2,179
10,390	GO, 6.20%, 02/01/08 (p)	10,523

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

9,600	Series B, GO, 5.90%, 11/15/08	9,889
5,000	Series D, GO, MBIA-IBC, 5.00%, 11/01/19	5,429

		29,225

	Missouri — 1.3%
	Clay County Public School District No. 53 Liberty,
4,785	GO, FSA, 5.25%, 03/01/14	5,154
515	GO, FSA, 5.25%, 03/01/14	550
400	GO, FSA, 5.25%, 03/01/14	428
5,640	Missouri Housing Development Commission, Homeowner Loan Program, Series B-1, Rev., VAR, AMT, GNMA/FNMA COLL, 5.38%, 03/01/13	5,760
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.70%, 12/01/11	107
115	Series III, Rev., FHA, 4.80%, 12/01/11	118
8,795	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series C-1, Rev., VAR, AMT, GNMA/FNMA, 4.80%, 03/01/12	8,879
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,189
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.75%, 05/15/12 (p)	4,503
2,920	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,061
7,000	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.00%, 05/01/16	7,381

		37,130

	Montana — 0.0% (g)
130	Montana State Housing Board, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 06/01/09	130

	Nebraska — 0.4%
3,410	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD STD LNS, 6.20%, 06/01/13	3,520
6,665	Nebraska Public Power District, Series B, Rev., MBIA, 5.25%, 01/01/08	6,787

		10,307

	Nevada — 0.5%
	Clark County School District,
1,500	Series A, GO, MBIA, 7.00%, 06/01/10	1,631
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,120
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,910

		13,661

	New Hampshire — 0.1%
	New Hampshire Health & Education Facilities Authority, University System
1,375	Rev., AMBAC, 5.50%, 07/01/11 (p)	1,471
705	Rev., AMBAC, 5.50%, 07/01/11	753

		2,224

	New Jersey — 6.1%
	City of Harrison,
2,870	Series A, GO, FSA, Zero Coupon, 06/01/15	2,065
2,820	Series A, GO, FSA, Zero Coupon, 06/01/16	1,937
	City of Jersey City, Public Improvement
2,530	Series A, GO, MBIA, 5.25%, 09/01/14	2,729
3,090	Series A, GO, MBIA, 5.25%, 09/01/14	3,331
890	Freehold Regional High School District, GO, FGIC, 5.00%, 03/01/19	973
	Garden State Preservation Trust,
6,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	6,771
10,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	11,275
16,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	18,028
	Hudson County Improvement Authority, Capital Appreciation,
2,305	Series A-1, Rev., MBIA, Zero Coupon, 12/15/21	1,216
2,285	Series A-1, Rev., MBIA, Zero Coupon, 12/15/22	1,146
145	Lindenwold Boro School District, GO, MBIA, 5.00%, 06/01/14	155
	New Jersey EDA, Cigarette Tax,
7,500	Rev., 5.63%, 07/06/07	7,509
4,500	Rev., FGIC, 5.00%, 06/15/09	4,606
1,850	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.38%, 05/15/14 (p)	2,112
15,395	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	16,586
	New Jersey EDA, School Facilities Constructions,
4,000	Series O, Rev., 5.00%, 03/01/15	4,220
10,000	Series O, Rev., 5.25%, 03/01/15	10,708
5,000	Series O, Rev., 5.25%, 03/01/15	5,358
7,750	Series P, Rev., 5.25%, 09/01/15	8,306
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.25%, 07/01/17	5,525
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/11	8,318
	New Jersey State Turnpike Authority,
2,335	Rev., 5.70%, 05/01/13 (p)	2,460
1,835	Series G, Rev., 5.75%, 01/01/09 (p)	1,872
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,132
1,780	Series A, Rev., 5.75%, 06/15/16	1,998
5,020	Series C, Rev., 5.00%, 06/15/10 (p)	5,188
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,043
5,330	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	5,712
2,395	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance, Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,608
6,670	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Series D, Rev., FSA, 5.00%, 06/15/15	7,056
4,520	State of New Jersey, Series E, GO, 6.00%, 07/15/09	4,723
7,500	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.50%, 06/01/17	7,333

		178,999

	New Mexico — 1.4%
4,155	Albuquerque Municipal School District No 12, Series C, GO, 5.00%, 08/01/14 (m) (w)	4,432
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/14	6,437
1,575	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series D, Rev., VAR, AMT, GNMA/FNMA/FHLMC COLL, 6.13%, 09/01/12	1,655

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.00%, 07/01/12	14,332
11,925	Series A, Rev., 4.00%, 07/01/12 (w)	11,860
	University of New Mexico, Capital Appreciation, Sub Lien,
1,030	Series B, Rev., MBIA, Zero Coupon, 06/01/07	1,030
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	962
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,032

		41,740

	New York — 11.2%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,355
3,885	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	4,111
	Erie County TOB Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,211
2,530	Class A, Rev., 5.50%, 07/15/10 (p)	2,671
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,570
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,638
22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17	25,096
	New York City,
6,055	Series B, GO, 5.50%, 12/01/11 (p)	6,477
650	Series D, GO, 5.25%, 08/01/08	661
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,243
1,500	Series E, GO, 5.75%, 08/01/12	1,621
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,172
5,000	Series G, GO, 5.00%, 08/01/14	5,289
5,000	Series G, GO, 5.25%, 08/01/08	5,085
11,500	Series G, GO, 5.50%, 08/01/09	11,899
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,517
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/12	2,617
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,586
7,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	7,517
10,000	Series S-1, Rev., FGIC, 5.00%, 11/15/17	10,771
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,228
24,000	Series A, Rev., VAR, 5.50%, 11/01/11	25,565
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,866
1,235	New York City, Unrefunded Balance, Series M, GO, AMBAC, 5.30%, 07/06/07	1,249
6,300	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	6,363
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,403
10,000	New York State Dormitory Authority, Education, Series D, Rev., 5.00%, 09/15/16	10,751
4,270	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., 5.00%, 08/15/15	4,565
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,646
	New York State Dormitory Authority, Siena College,
1,825	Rev., MBIA, 5.00%, 07/01/16	1,934
1,000	Rev., MBIA, 5.00%, 07/01/16	1,058
2,370	New York State Dormitory Authority, St. Johns University, Series C, Rev., MBIA, 5.25%, 07/01/20	2,626
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,842
4,025	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,315
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,608
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,318
7,265	New York State Environmental Facilities Corp., Environments, Series A, Rev., 5.25%, 12/15/19	8,100
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.00%, 06/15/14	2,187
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.38%, 06/15/12	5,371
7,745	Series D, Rev., 5.38%, 06/15/12	8,272
8,325	Series D, Rev., 5.38%, 06/15/12	8,878
3,345	Sub Series E, Rev., 5.38%, 06/15/12	3,573
6,600	Sub Series E, Rev., 5.38%, 06/15/12	7,068
8,055	Sub Series E, Rev., 5.38%, 06/15/12	8,590
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	3,999
	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
5,000	Rev., 5.10%, 07/06/07	5,055
10,000	Rev., 5.20%, 07/06/07	10,211
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,430
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,084
	Sales Tax Asset Receivables Corp.,
6,000	Series A, Rev., MBIA, 5.00%, 10/15/14	6,309
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	3,151
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,189
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.70%, 07/06/07	4,859
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,271
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,315
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., GO, 5.25%, 11/15/12	10,638

		327,994

	North Carolina — 1.4%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.75%, 04/01/11	1,066
2,000	COP, 5.75%, 04/01/11	2,160
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,143

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Gaston County,
1,750	GO, FSA, 4.00%, 04/01/16	1,753
3,750	GO, FSA, 4.38%, 04/01/16	3,751
1,750	GO, FSA, 5.00%, 04/01/15	1,881
	Johnston County,
1,500	GO, MBIA, 5.00%, 02/01/16	1,605
1,400	GO, MBIA, 5.00%, 02/01/16	1,493
525	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/01/08	530
9,155	North Carolina Municipal Power Agency No. 1, Catawba Electricity, Rev., AMBAC, 6.00%, 01/01/08	9,274
13,280	State of North Carolina, Public Improvement, GO, 5.00%, 03/01/11	13,850

		40,506

	North Dakota — 0.1%
2,790	North Dakota State Housing Finance Agency, Housing Finance Program, Series RR-II-R-140, Rev., 5.55%, 07/01/10	2,805

	Ohio — 3.1%
1,250	City of Cincinnati, GO, 5.38%, 12/01/10	1,308
3,000	City of Cleveland, Rev., FSA, 5.25%, 09/15/21	3,339
	City of Columbus,
1,800	Series 1, GO, 5.50%, 11/15/10 (p)	1,913
7,235	Series A, GO, 5.00%, 12/15/16	7,768
755	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	796
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,614
3,480	Dublin City School District, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/15	2,444
	Franklin County, Economic Development, Capitol South Community Urban,
1,395	Rev., 5.00%, 06/01/07	1,395
1,465	Rev., 5.25%, 06/01/08	1,470
1,115	Rev., 5.50%, 06/01/09	1,126
1,565	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/08	1,580
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11 (p)	5,857
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 07/06/07	4,028
355	Ohio Capital Corp. Housing Mortgage, Section 8 Housing Assisted, Series M, Rev., FHA, 5.90%, 07/06/07	355
8,165	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 03/01/14	8,265
	Ohio State Building Authority, Adult Correctional Facilities,
4,000	Series A, Rev., 5.75%, 04/01/10 (p)	4,242
5,000	Series A, Rev., FSA, 5.50%, 10/01/11	5,318
880	Ohio State Water Development Authority, Rev., 9.38%, 12/01/07 (p)	948
	RiverSouth Authority, RiverFront Area Redevelopment,
1,365	Series A, Rev., 5.25%, 06/01/14	1,459
2,490	Series A, Rev., 5.25%, 06/01/14	2,658
2,245	Series A, Rev., 5.25%, 06/01/14	2,407
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	3,528
9,000	State of Ohio, Highway Capital Improvement, Series H, GO, 5.00%, 05/01/12	9,533
	State of Ohio, Infrastructure Improvements,
3,200	Series D, GO, 5.00%, 03/01/14	3,389
3,360	Series D, GO, 5.00%, 03/01/14	3,545
2,530	Series D, GO, 5.00%, 03/01/14	2,661
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,243
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,126
1,000	GO, FGIC, 7.00%, 12/01/12	1,150
1,075	GO, FGIC, 7.00%, 12/01/13	1,262
1,150	GO, FGIC, 7.00%, 12/01/14	1,374

		90,101

	Oklahoma — 0.1%
2,500	Oklahoma Industries Authority, Health System, Baptist Center, Series C, Rev., AMBAC, 6.25%, 08/15/12 (p)	2,533

	Oregon — 0.7%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,110
5,405	Lane County School District No. 40, Creswell, GO, SCH BD GTY, 6.00%, 06/15/10 (p)	5,742
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,359
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,235
2,405	Polk Marion & Benton School District No. 13J, GO, FSA, 5.75%, 06/15/10 (p)	2,537
1,845	Washington County, GO, 5.50%, 06/01/11 (p)	1,957
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,130

		19,070

	Pennsylvania — 1.4%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13 (m)	8,684
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,344
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.00%, 07/01/13	3,926
4,800	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.50%, 08/01/28	5,500
210	Parkland School District, GO, FGIC, 5.38%, 09/01/15	231
6,967	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	7,001
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,578

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

175	Peters Township School District Washington County, Series B, GO, FSA, 5.00%, 12/01/13	186
3,500	Philadelphia Authority for Industrial Development, Academy National Sciences, Rev., 4.90%, 01/01/18 (i)	3,500
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., 4.37%, 12/01/17	4,997

		40,947

	Puerto Rico — 0.9%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,703
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,238
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,692
1,000	Puerto Rico Electric Power Authority, Series LL, Rev., MBIA, 5.50%, 07/01/17	1,121
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,379
3,000	Series AA, Rev., VAR, FSA, 5.00%, 07/01/10	3,102
1,935	Series G, Rev., 5.00%, 07/01/13 (p)	2,055
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.25%, 08/01/20	3,329

		27,619

	South Carolina — 2.1%
2,810	Charleston County, Public Improvement, GO, 6.13%, 09/01/09	2,973
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,544
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,331
5,500	Rev., 5.00%, 12/01/14	5,781
4,500	Rev., 5.00%, 12/01/14	4,712
2,500	Rev., 5.00%, 12/01/14	2,613
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,863
1,000	Piedmont Municipal Power Agency, Electric, Rev., MBIA, 6.20%, 01/01/08 (p)	1,014
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	10,035
	South Carolina Jobs & EDA, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,861
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,364
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,267
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,092
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,440

		60,890

	South Dakota — 0.0% (g)
1,288	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,418

	Tennessee — 1.4%
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,319
	City of Memphis, General Improvement,
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,409
4,825	GO, MBIA-IBC, 5.25%, 11/01/13	5,195
6,820	Knox County, Public Improvement, GO, 6.00%, 05/01/08 (p)	7,026
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,203
7,285	Tennergy Corp., Gas, Rev., MBIA, 5.00%, 06/01/09 (p)	7,452
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	12,581

		40,185

	Texas — 7.1%
2,300	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,411
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,157
3,375	Rev., 3.60%, 02/15/23 (i)	3,324
2,945	Arlington Independent School District, GO, PSF-GTD, 4.75%, 02/15/08	2,955
1,800	Austin Independent School District, Public Property Finance Contractual Obligation, GO, MBIA, 5.25%, 02/01/08 (p)	1,818
1,435	Carroll Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/08	1,021
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	338
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	309
100	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA, 8.20%, 04/01/22	103
1,285	City of Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	839
5,000	City of Austin, Electric Utilities, Rev., MBIA, 5.25%, 05/15/13	5,306
3,595	City of Dallas, Waterworks & Sewer System Rev., FSA, 5.38%, 04/01/13 (p)	3,863
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.38%, 04/01/13	1,505
6,140	City of Houston, First Lien, Series A, Rev., MBIA, 5.25%, 05/15/14	6,560
	City of Southlake,
2,050	GO, AMBAC, 5.00%, 02/15/13	2,143
2,695	GO, AMBAC, 5.00%, 02/15/13	2,812
2,740	GO, AMBAC, 5.00%, 02/15/13	2,851
2,340	GO, AMBAC, 5.00%, 02/15/13	2,432
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	583
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	732
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.93%, 11/15/13 (p)	5,538

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

5,205	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09	3,183
1,305	Dallas County Flood Control District, GO, 9.25%, 04/01/10 (p)	1,361
	El Paso County Community College District,
4,265	Rev., MBIA, 5.00%, 04/01/17	4,547
3,380	Rev., MBIA, 5.00%, 04/01/17	3,590
2,000	Granbury Independent School District, GO, PSF-GTD, 5.00%, 08/01/15	2,101
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,208
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,132
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,148
7,545	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14	8,130
5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10	5,284
1,250	Harris County Toll Road, Sub Lien, Sub Series A, GO, MBIA, 6.50%, 08/15/13	1,422
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	884
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	7,659
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,136
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,133
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,149
1,520	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,578
2,000	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	2,124
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	4,859
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/16	4,718
4,000	Lubbock Health Facilities Development Corp., Methodist Church, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,370
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Rev., 5.25%, 07/01/08	6,011
1,105	Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/17	1,184
	Pearland Independent School District,
7,500	Series 2001 B, Rev., 4.26%, 02/15/25 (i)	7,355
7,500	Series 2001 B, Rev., 4.27%, 02/15/24 (i)	7,355
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/14	2,611
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	7,865
	State of Texas, Public Finance Authority,
3,900	GO, 5.00%, 10/01/12	4,076
3,000	GO, 5.50%, 10/01/08	3,068
1,000	Series A, GO, 5.50%, 10/01/11	1,064
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,355
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,461
4,900	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 01/01/08	5,044
840	Texas Tech University Revenues, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09	860
1,700	Texas Tech University Revenues, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.25%, 02/15/09	1,740
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 07/15/08	3,049
1,000	Series A, Rev., 5.63%, 07/15/09	1,035
3,750	Series A, Rev., 5.63%, 07/15/10	3,933
3,175	Series B, Rev., 5.25%, 07/15/07 (p)	3,212
7,385	Tommball Independent School District, Series B, GO, VAR, 3.45%, 02/15/26 (i)	7,342
3,390	University of North Texas, Series A, Rev., FGIC, 5.00%, 04/15/12	3,514
5,000	University of Texas, Series B, Rev., 5.00%, 07/01/14 (p)	5,325

		207,775

	Utah — 0.4%
10	Intermountain Power Agency, Unrefunded Balance, Series A, Rev., MBIA-IBC, 6.15%, 07/02/07	10
	Intermountain Power Agency, Utah Power Supply,
3,185	Series A, Rev., MBIA-IBC, 6.15%, 07/01/14 (p)	3,265
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,089
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	2,976
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,782
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	10

		12,132

	Vermont — 0.1%
4,100	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,311

	Virgin Islands — 0.2%
1,755	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	1,789
3,070	Virgin Islands Water & Power Authority, Electric Systems, Rev., 5.25%, 07/01/07	3,072

		4,861

	Virginia — 1.3%
44,000	Tobacco Settlement Financing Corp., Series C, Rev., Callable on 6/4/17 at 18.687, Zero Coupon, 06/01/17	4,793
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.50%, 10/01/09	6,232

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,665	Series A, Rev., 5.00%, 05/15/16	1,787
1,495	Series A, Rev., 5.00%, 05/15/16	1,600
1,835	Series A, Rev., 5.00%, 05/15/16	1,959
1,520	Series A, Rev., 5.00%, 05/15/16	1,618
2,015	Series A, Rev., 5.00%, 05/15/16	2,140
1,580	Series A, Rev., 5.00%, 05/15/16	1,675
	Virginia Commonwealth Transportation Board, Transition District Program,
1,305	Series B, Rev., 5.00%, 05/15/16	1,397
2,160	Series B, Rev., 5.00%, 05/15/16	2,306
2,170	Series B, Rev., 5.00%, 05/15/16	2,298
	Virginia Public School Authority,
5,210	Series A, Rev., 5.50%, 08/01/10 (p)	5,513
5,265	Series B, Rev., 5.00%, 08/01/13	5,585

		38,903

	Washington — 4.4%
10,000	City of Seattle, Improvements, Rev., FSA, 5.50%, 03/01/11	10,552
4,590	City of Seattle, Power, Rev., 5.63%, 12/01/10	4,839
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,144
1,240	Rev., AMBAC, 5.00%, 09/01/10	1,284
490	Rev., AMBAC, 5.00%, 09/01/11 (p)	512
765	Rev., AMBAC, 5.00%, 09/01/11	799
41,000	Energy Northwest Electric, Washington Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	42,241
	Grant County Public Utility District No. 2,
1,230	Series G, Rev., MBIA, 5.25%, 01/01/11 (p)	1,287
13,995	Series H, Rev., FSA, 5.38%, 01/01/12	14,841
3,000	Kitsap County School District No. 400, North Kitsap, GO, 5.00%, 06/01/11 (p)	3,126
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,347
5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,590
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, School Board GTY, 5.60%, 12/01/10	3,721
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,225
4,000	Series C, GO, 5.50%, 07/01/09	4,136
	Washington Public Power Supply System, Nuclear Project No. 1,
11,845	Series A, Rev., AMBAC, 6.00%, 07/01/08	12,122
1,300	Series B, Rev., 5.60%, 07/01/07 (p)	1,302
3,650	Series B, Rev., MBIA, 5.13%, 07/01/07 (p)	3,726
3,800	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 5.75%, 07/01/09	3,948
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,609
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,059

		129,410

	West Virginia — 0.2%
1,905	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	2,010
90	Monongalia County, Single Family, Rev., 7.20%, 03/01/11 (p)	96
3,225	West Virginia State Higher Education Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/11	3,412

		5,518

	Wisconsin — 1.9%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,152
	Milwaukee County, Corporate Purpose,
3,000	Series A, GO, 5.63%, 09/01/09 (p)	3,119
2,350	Series A, GO, 5.63%, 09/01/09	2,443
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,085
1,000	GO, 6.25%, 05/01/12	1,103
6,275	Series 1, GO, 5.50%, 11/01/11	6,689
8,155	Series 1, GO, MBIA, 5.25%, 05/01/14	8,798
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,428
3,000	Series 1, Rev., 6.88%, 06/01/11	3,248
4,450	Series 3, GO, 5.20%, 11/01/09	4,595
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.10%, 06/01/12	3,341
	Wisconsin Health & Educational Facilities Authority,
6,250	Rev., 5.70%, 05/01/14 (i)	6,755
6,250	Rev., 5.95%, 05/01/19 (i)	6,490

		56,246

	Total Long-Term Investments (Cost $2,850,303)	2,901,157

Shares

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
33,287	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $33,287)	33,287

	Total Investments — 100.3% (Cost $2,883,591)	2,934,444
	Liabilities in Excess of Other Assets — (0.3)%	(10,188)

	NET ASSETS — 100.0%	$2,924,256

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,418
Aggregate gross unrealized depreciation	(8,565)

Net unrealized appreciation/depreciation	$50,853

Federal income tax cost of investments	$2,883,591

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.
(w)	When-Issued Security.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
COLL	Collateral
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
GTY	Guarantee
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SCH BD GTY	School Board Guarantee
SO	Special Obligation
STD LNS	Student Loans
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 3.3% (n)
	New York — 3.3%
45,000	New York City Metropolitan Transportation Authority, 3.65%, 06/08/07	45,000
	New York City Municipal Water Finance Authority,
15,700	3.68%, 06/11/07	15,700
10,000	3.75%, 08/23/07	10,000

	(Cost $70,700)	70,700

	Daily Demand Notes — 8.1%
	New York — 8.1%
70	Jay Street Development Corp., Series A-4, Rev., VAR, LOC: Depfa Bank plc, 3.86%, 06/01/07	70
	Lehman Municipal Trust Receipts,
20,820	Series 07-P7, Rev., VAR, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 3.92%, 06/01/07	20,820
15,000	Series 07-P8, Rev., VAR, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 3.80%, 06/01/07	15,000
10,660	Series 07-P9, Rev., VAR, AMBAC, LIQ: Lehman Liquidity Co., 3.92%, 06/01/07	10,660
250	Metropolitan Transportation Authority, Sub Series G-2, Rev., VAR, LOC: BNP Paribas, 3.91%, 06/01/07	250
1,030	Municipal Securities Trust Certificates, Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.88%, 06/01/07 (e) New York City,	1,030
100	Sub Series A-4, GO, VAR, LOC: Bayerische Landesbank AG, 3.84%, 06/01/07	100
1,300	Sub Series B-5, GO, VAR, MBIA, 3.89%, 06/01/07	1,300
1,200	Sub Series B-5, GO, VAR, MBIA, 3.89%, 06/01/07	1,200
9,130	Sub Series E-2, GO, VAR, LOC: Bank of America N.A., 3.88%, 06/01/07	9,130
1,800	Sub Series E-4, GO, VAR, LOC: State Street Bank & Trust Co., 3.86%, 06/01/07	1,800
65	Sub Series H-1, GO, VAR, LOC: Bank of New York, 3.84%, 06/01/07	65
100	Sub Series H-1, GO, VAR, LOC: Dexia Credit, 3.88%, 06/01/07	100
1,800	Sub Series H-2, GO, VAR, LOC: Dexia Credit, 3.88% 06/01/07	1,800
3,750	Sub Series H-2, GO, VAR, MBIA, 3.89%, 06/01/07	3,750
2,990	Sub Series H-7, GO, VAR, LOC: KBC Bank N.V., 3.86%, 06/01/07	2,990
17,530	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VAR, LOC: Bank of America N.A., 3.91%, 06/01/07	17,530
	New York City Municipal Water Finance Authority,
6,400	Series A, Rev., VAR, FGIC, 3.84%, 06/01/07	6,400
9,100	Series AA-2, Rev., VAR, 3.88%, 06/01/07	9,100
1,300	Series C, Rev., VAR, 3.78%, 06/01/07	1,300
2,200	Series C, Rev., VAR, FGIC, 3.88%, 06/01/07	2,200
11,700	Series CC-1, Rev., VAR, 3.88%, 06/01/07	11,700
1,100	Series G, Rev., VAR, FGIC, 3.86%, 06/01/07	1,100
7,825	Sub Series C-1, Rev., VAR, 3.87%, 06/01/07	7,825
160	Sub Series F-2, Rev., VAR, 3.78%, 06/01/07	160
13,980	New York City Transitional Finance Authority, Sub Series 3-B, Rev., VAR, 3.92%, 06/01/07	13,980
	New York City Transitional Finance Authority, Future Tax Secured,
1,000	Series B, Rev., VAR, 3.84%, 06/01/07	1,000
100	Series C, Rev., VAR, 3.89%, 06/01/07	100
1,450	Series C-5, Rev., VAR, 3.89%, 06/01/07	1,450
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.88%, 06/01/07	1,055
9,400	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VAR, 3.88%, 06/01/07	9,400
13,800	New York Mortgage Agency, Series 135, Rev., VAR, 3.86%, 06/01/07	13,800
5,300	New York Mortgage Agency, Homeowner Mortgage, Series 139, Rev., VAR, 3.95%, 06/01/07	5,300
900	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.90%, 06/01/07	900

	Total Daily Demand Notes (Cost $174,365)	174,365

	Municipal Notes & Bonds — 14.4%
	New York — 14.4%
25,000	Albany City School District, BAN, GO, 4.50%, 06/29/07	25,009
9,317	Amsterdam Enlarged City School District, BAN, GO, 3.75%, 07/20/07	9,319
31,995	Bank of New York Municipal Certificates Trust, Rev., VAR, 3.70%, 06/29/07	31,995
6,000	Board of Cooperative Educational Services First Supervisory District Suffolk County, RAN, Rev., 4.65%, 06/28/07	6,003
13,000	Board of Cooperative Educational Services for the Sole Supervisory District, RAN, Rev., 4.00%, 12/28/07	13,026
7,000	Board of Cooperative Educational Services of Second Supervisory District Westchester, RAN, Rev., 3.88%, 06/29/07	7,002
3,250	Campbell-Savona Central School District, BAN, GO, 4.00%, 06/28/07	3,251
5,000	Carmel Central School District, TAN, GO, 4.50%, 06/29/07	5,003
8,000	Catskill Central School District, BAN, GO, 3.75%, 07/13/07	8,002
7,000	City of Haverstraw BAN, GO, 4.00%, 03/14/08	7,019
10,000	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0159, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.58%, 06/07/07	10,000
5,000	Elmira City School District, BAN, GO, 4.00%, 03/20/08	5,013
10,000	Greater Southern Tier Board of Cooperative Educational Services District, RAN, Rev., 4.00% 06/29/07	10,002
12,145	Lackawanna City School District, BAN, GO, 4.38%, 06/15/07	12,148
2,695	Long Island Power Authority Electric Systems, Series PT-386, Rev., 3.80%, 06/01/07	2,695
	New York City Housing Development Corp.,
10,000	Series J-1, Rev., VAR, AMT, 3.60%, 11/01/07	10,000
3,300	Series J-2, Rev., VAR, AMT, 3.60%, 11/01/07	3,300
26,600	New York City Transitional Finance Authority, BAN, Rev., 4.25%, 06/29/07	26,612
2,670	New York State Dormitory Authority, Series PA-419, Rev., VAR, 3.80%, 06/04/07	2,670
5,400	Pearl River Union Free School District, BAN, GO, 4.25%, 09/19/07	5,410
6,500	Plainview Old Bethpage Central School District, TAN, GO, 4.50%, 06/29/07	6,503
13,090	Port Authority of New York & New Jersey, Rev., VAR, 3.99%, 06/07/07 (i)	13,090
7,000	Putnam County, TAN, GO, 4.00%, 11/15/07	7,014
	Roosevelt Union Free School District,
5,000	RAN, GO, 4.50%, 06/29/07	5,002
15,000	Series B, BAN, GO, 4.25%, 08/02/07	15,009
12,000	Salamanca City School District, BAN, GO, 4.38%, 06/15/07	12,003
6,225	Sullivan County, BAN, GO, 4.50%, 07/19/07	6,230
11,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, RAN, Rev., 4.50%, 06/29/07	11,005

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,995	Triborough Bridge & Tunnel Authority, Series PA-665, Rev., 3.81%, 06/02/07	4,995
5,460	Town of Webster, BAN, GO, 4.25%, 09/20/07	5,465
20,915	Westchester County, BAN, Rev., 3.74%, 12/20/07	20,919

	Total Municipal Notes & Bonds (Cost $310,714)	310,714

	Quarterly Demand Note — 0.6%
	Puerto Rico — 0.6%
14,000	Puerto Rico Electric Power Authority, Series SGB-69, Rev., VAR, FSA, LIQ: Societe Generale, 3.80%, 07/02/07	14,000

	Weekly Demand Notes — 73.0%
	Indiana - 0.1%
1,295	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.83%, 06/03/07	1,295

	New York — 72.4%
	ABN AMRO Munitops Certificate Trust,
8,985	Series 2004-33, Rev., VAR, AMBAC, 3.81%, 06/02/07	8,985
10,000	Series 2005-60, Rev., VAR, FSA, 3.81%, 06/02/07	10,000
6,165	Series 2006-32, GO, VAR, MBIA-IBC, 3.81%, 06/03/07	6,165
370	Albany Industrial Development Agency, Newkirk Productions, Inc., Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.79%, 06/03/07	370
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
8,985	Series A, Rev., VAR, LOC: Bank of New York, 3.78%, 06/04/07	8,985
1,500	Series A, Rev., VAR, LOC: Bank of New York, 3.78%, 06/05/07	1,500
14,525	Series A, Rev., VAR, LOC: Keybank N.A., 3.78%, 06/01/07	14,525
	Eagle Tax-Exempt Trust, Weekly Options Mode,
12,085	Series 94-3203, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.82%, 06/01/07	12,085
8,805	Series 94-3205, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.82%, 06/01/07	8,805
	Eagle Tax-Exempt Trust, Weekly Partner Certificate,
5,990	Series 2000-3206, Class A, Rev., VAR, 3.82%, 06/01/07	5,990
3,300	Series 2001-3202, Class A, Rev., VAR, LIQ: Citibank N.A., 3.82%, 06/06/07	3,300
4,000	Series 2002-6003, Class A, Rev., VAR, FSA, 3.82%, 06/01/07	4,000
8,135	Series A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.82%, 06/06/07 (e)	8,135
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,490	Series 2006-0028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/04/07	2,490
9,785	Series 2006-0117, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.76%, 06/01/07	9,785
8,200	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/05/07	8,200
	Erie County Water Authority,
7,700	Series A, Rev., VAR, AMBAC, 3.69%, 06/05/07	7,700
1,400	Series B, Rev., VAR, AMBAC, 3.69%, 06/05/07	1,400
2,200	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project, Rev., VAR, LOC: Fleet National Bank, 3.72%, 06/05/07	2,200
3,040	Great Neck North Water Authority, Water System, Series A, Rev., VAR, FGIC, 3.80%, 06/04/07	3,040
700	Guilderland Industrial Development Agency, North Eastern Industrial Park, Series A, Rev., VAR, LOC: Fleet Bank of New York, 3.72%, 06/04/07	700
12,425	Hempstead Town Industrial Development Agency, Series A, Rev., VAR, CTFS, 3.81%, 06/07/07	12,425
3,485	Liberty Development Corp.,
	Series 1416, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/03/07	3,485
	Long Island Power Authority, Electric Systems,
9,230	Series 822D, Rev., VAR, CIFG, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/04/07	9,230
300	Series D, Rev., VAR, FSA, 3.80%, 06/04/07	300
3,500	Series G, Rev., VAR, FSA, 3.68%, 06/04/07	3,500
300	Series H, Rev., VAR, FSA, 3.70%, 06/04/07	300
4,360	Series PA-841, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.79%, 06/04/07	4,360
8,780	Series SG-125, Rev., VAR, MBIA-IBC, LIQ: Societe Generale, 3.78%, 06/06/07	8,780
	Metropolitan Transportation Authority,
14,968	Series 823D, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/02/07	14,968
6,970	Series A-1, Rev., VAR, XLCA, 3.76%, 06/01/07	6,970
1,790	Series B, Rev., VAR, FSA, 3.73%, 06/05/07	1,790
6,090	Series D-2, Rev., VAR, FSA, 3.73%, 06/04/07	6,090
4,600	Series E-1, Rev., VAR, LOC: Fortis Bank S.A./N.V., 3.75%, 06/07/07	4,600
6,300	Series G-1, Rev., VAR, AMBAC, 3.76%, 06/04/07	6,300
1,700	Series G2, Rev., VAR, AMBAC, 3.76%, 06/04/07	1,700
5,405	Series PA-1105, Rev., VAR, 3.80%, 06/06/07	5,405
5,935	Series PT-1547, Rev., VAR, FGIC, 3.80%, 06/01/07	5,935
7,565	Series PT-2290, Rev., VAR, FSA, 3.80%, 06/04/07	7,565
10,445	Sub Series A-1, GO, VAR, CIFG, 3.73%, 06/04/07	10,445
12,310	Sub Series A-2, GO, VAR, CIFG, 3.73%, 06/04/07	12,310
	Metropolitan Transportation Authority, EAGLE,
3,300	Series 2002-6021, Class A, Rev., VAR, MBIA, 3.82%, 06/07/07	3,300
5,000	Series 2002-6028, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.82%, 06/07/07	5,000
14,870	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.83%, 06/04/07	14,870
11,600	Monroe County Industrial Development Agency, Rochester Institute Project, Series A, Rev., VAR, LOC: First Union National Bank, 3.70%, 06/05/07	11,600
	Municipal Securities Trust Certificates,
500	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07 (e)	500
8,845	Series 2001-120, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/05/07 (e)	8,845
6,320	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/06/07 (e)	6,320
9,995	Series 2001-176, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07	9,995
11,810	Series 2002-203, Class A, Rev., VAR, FSA, CR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/06/07	11,810
12,495	Series 7001, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.76%, 06/04/07	12,495
	Municipal Security Trust,
12,810	Series 2007-307, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.78% 08/16/07	12,810
10,420	Series 2007-310, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.78% 09/15/07	10,420
12,570	Series 2007-326, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.81% 10/15/07	12,570
10,000	Series 2007-334, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.81% 07/01/07	10,000
9,700	Series 7032, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.76% 06/01/07	9,700
7,500	Series 7033, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.76% 06/07/07	7,500
13,125	Series 7035, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.76% 08/15/07	13,125
9,835	Series 7041, Class A, Rev., VAR, FHA, LIQ: Bear Stearns Capital Markets, 3.76% 08/15/07	9,835
	Municipal Water Finance Authority,
10,910	ROCS-RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.97%, 06/07/07	10,910
8,410	Series PA-447, Rev., VAR, FGIC-TCRS, 3.80%, 06/05/07	8,410
6,495	Series PA-900, Rev., VAR, 3.81%, 06/02/07	6,495
2,900	Series PA-1076, Rev., VAR, 3.81%, 06/03/07	2,900
5,900	Sub Series C-2, Rev., VAR, 3.70%, 06/04/07	5,900
6,700	Sub Series F-1, Rev., VAR, 3.75%, 06/07/07	6,700
5,595	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VAR., FSA, 3.80%, 06/07/07	5,595
	Nassau Health Care Corp.,
13,400	Sub Series 2004-C1, Rev., VAR, FSA, CNTY GTD, 3.73%, 06/04/07	13,400
2,200	Sub Series 2004-C3, Rev., VAR, FSA, CNTY GTD, 3.67%, 06/04/07	2,200
	New York City,
1,850	GO, VAR, FSA, LIQ: Landesbank Hessen-Thueringen, 3.79%, 06/07/07	1,850
1,585	Series A-8, GO, VAR, AMBAC, 3.68%, 06/04/07	1,585
3,000	Series F-2, GO, VAR, LOC: Depfa Bank plc, 3.80%, 06/02/07	3,000
11,500	Series F-4, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.78%, 06/02/07	11,500
3,800	Series F-5, GO, VAR, LOC: Bayerische Landesbank, 3.78%, 06/02/07	3,800
13,500	Sub Series A-2, GO, VAR, LOC: Bank of America, N.A., 3.68%, 06/01/07	13,500
15,400	Sub Series A-4, GO, VAR, LOC: Bank of Nova Scotia, 3.68%, 06/01/07	15,400
2,700	Sub Series A-6, GO, VAR, LOC: Helaba, 3.70%, 06/06/07	2,700
12,050	Sub Series A-6, GO, VAR, LOC: Landesbank Baden Wurrtm, 3.68%, 06/01/07	12,050
3,550	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.78%, 06/04/07	3,550
16,000	Sub Series C-3, GO, VAR, LOC: BNP Paribas, 3.70%, 06/04/07	16,000
13,650	Sub Series C-4, GO, VAR, LOC: BNP Paribas, 3.68%, 06/04/07	13,650
5,995	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.69, 06/04/07	5,995

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Sub Series F-3, GO, VAR, LOC: Royal Bank of Scotland, 3.73%, 06/04/07	2,000
17,900	Sub Series G-2, GO, VAR, LOC: Bank of Nova Scotia, 3.68%, 06/04/07	17,900
13,285	Sub Series H-2, GO, VAR, LOC: Bank of New York, 3.69%, 06/07/07	13,285
6,495	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.68%, 06/04/07	6,495
37,920	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.70%, 06/07/07	37,920
3,400	Sub Series H-6, GO, VAR, MBIA, 3.68%, 06/03/07	3,400
2,800	Sub Series H-6, GO, VAR, MBIA, 3.68%, 06/04/07	2,800
6,900	New York City Housing Development Corp., Series A, Rev., VAR, LIQ: FNMA, 3.83%, 06/03/07	6,900
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VAR, LIQ: FNMA, 3.78%, 06/06/07	10,300
3,400	New York City Housing Development Corp., 100 Jane Street Development Series A, AMT, Rev., VAR, LIQ: FNMA, 3.83%, 06/07/07	3,400
5,000	New York City Housing Development Corp., 201 Pearl Street Development, Series A, Rev., VAR, LIQ: FNMA, 3.78%, 06/01/07	5,000
200	New York City Housing Development Corp., Brittany Development Series A, Rev., VAR, LIQ: FNMA, 3.83%, 06/07/07	200
3,700	New York City Housing Development Corp., Brookhaven Apartments Series A, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/05/07	3,700
5,700	New York City Housing Development Corp., Carnegie Park Series A, Rev., VAR, LIQ: FNMA, 3.70%, 06/04/07	5,700
2,750	New York City Housing Development Corp., Chelsea Arms Series A, Rev, VAR, LIQ: FNMA, 3.83%, 06/02/07	2,750
200	New York City Housing Development Corp., Lyric Development Series A, Rev., VAR, LIQ: FNMA, 3.85%, 06/07/07	200
1,900	New York City Housing Development Corp., Mortgage-55 Pierrepont Development Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.82%, 06/05/07	1,900
2,000	New York City Housing Development Corp., Mortgage-155 West 21st Street, Series A, Rev., AMT, VAR, LOC: Bank of New York, 3.85%, 06/06/07	2,000
5,300	New York City Housing Development Corp., Mortgage-Ogden Ave. Apartments II, Series A, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/07/07	5,300
4,655	New York City Housing Development Corp., Mortgage-Parkview Apartments Series A, Rev., VAR, LOC: Citibank N.A., 3.85%, 06/04/07	4,655
8,800	New York City Housing Development Corp., Mortgage-Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/05/07	8,800
10,000	New York City Housing Development Corp., Mortgage-West 61st Street Apartments, Series A, Rev., VAR, LOC: HSBC Bank USA N.A., 3.85%, 06/02/07	10,000
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments Series A, Rev., VAR, LIQ: FNMA, 3.70%, 06/04/07	3,200
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower Series A, Rev., VAR, LIQ: FNMA, 3.75%, 06/02/07	300
15,400	New York City Housing Development Corp., Progress of Peoples Development, Series A, Rev., VAR, LIQ: FNMA, 3.85%, 06/04/07	15,400
5,000	New York City Housing Development Corp., Susan’s Court, Series A, Rev., VAR, FNMA, LOC: Citibank N.A., 3.85%, 06/01/07	5,000
3,300	New York City Housing Development Corp., West 43rd Street Development, Series A, AMT, Rev., VAR, LIQ: FNMA, 3.83%, 06/02/07	3,300
2,400	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VAR, LOC: 3.75%, 06/06/07	2,400
9,900	New York City Housing Development Corp., White Plains Apartments, Series A, Rev. VAR, LOC: Bank of America N.A., 3.83%, 06/07/07	9,900
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.78%, 06/07/07	2,000
3,115	New York City Industrial Development Agency, Allen Steveson School, Rev., VAR, LOC: Allied Irish Bank plc, 3.79%, 06/07/07	3,115
870	New York City Industrial Development Agency, American Society Technion Project, Rev., VAR, LOC: Allies Irish Bank PLC, 3.69%,06/06/07	870
2,465	New York City Industrial Development Agency, Brooklyn United Methodist Project, Rev., VAR, LOC: Bank of New York, 3.78%, 06/07/07	2,465
13,000	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School Rev., VAR, LOC: Allied Irish Bank plc, 3.79%, 06/07/07	13,000
5,000	New York City Industrial Development Agency, Congregational Nursing, Series A, Rev., VAR, LOC: HSBC Bank USA, 3.73%, 06/07/07	5,000
5,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.73%, 06/05/07	5,000
3,010	New York City Industrial Development Agency, Hewitt School Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.79%, 06/07/07	3,010
9,400	New York City Industrial Development Agency, Korean Air Lines Co., Series A, Rev., VAR, LOC: HSBC Bank USA N.A., 3.77%, 06/02/07	9,400
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.78%, 06/04/07	25,800
6,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series A, Rev., VAR, LOC: Bank of America, N.A., 3.80%, 06/05/07	6,000
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.83%, 06/01/07	580
2,390	New York City Municipal Water Finance Authority, American Securities Trust Receipts, Series SGB-25, Rev., VAR, MBIA, LIQ: Societe Generale, 3.79%, 06/04/07 (p)	2,390
4,900	New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, Floating Rate Trust Receipts, Series PMD-10, COP, VAR, AMBAC, 3.79%, 06/04/07	4,900
	New York City Transitional Finance Authority,
4,900	ROCS-RR-II-R-4052, Rev., VAR, LIQ: Citigroup Financial Products, 3.81%, 06/03/07	4,900
9,570	Sub Series 2-B, Rev., VAR, LIQ: Dexia Credit Local, 3.80% 06/01/07	9,570
10,030	Sub Series 2-D, Rev., VAR, LIQ: Lloyds TSB Bank plc, 3.72%, 06/01/07	10,030
2,715	Sub Series 2-E, Rev., VAR, 3.75%, 06/01/07	2,715
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VAR, 3.78%, 06/02/07	600
	New York City Transitional Finance Authority, New York City Recovery,
2,900	Sub Series 3-C, Rev., VAR, 3.75%, 06/07/07	2,900
5,000	Sub Series 3-D, Rev., VAR, 3.75%, 06/07/07	5,000
2,300
	New York City Trust for Cultural Resources, Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/02/07	2,300
1,900	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VAR, LOC: Citibank N.A., 3.69%, 06/06/07	1,900
18,255	New York City Trust for Cultural Resources, Manhattan School of Music, Rev., VAR, RADIAN, 3.72%, 06/05/07	18,255
	New York City, Municipal Securities Trust Receipts,
1,300	Series SG-109, GO, VAR, AMBAC, LIQ: Societe Generale, 3.78%, 06/04/07	1,300
1,000	Series SGA-51, GO, VAR, AMBAC, 3.83%, 06/057/07	1,000
765	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.76%, 06/05/07	765
10,000	New York Convention Center Operating Corp., Series 1007, Rev., VAR, AMBAC, 3.78%, 06/06/07	10,000
	New York Local Government Assistance Corp.,
23,700	Series A-5V, Rev., VAR, FSA, 3.70%, 06/05/07	23,700
11,679	Series C, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.70%, 06/05/07	11,679
4,200	Series D, Rev., VAR, LOC: Societe Generale, 3.77%, 06/05/07	4,200
8,150	Series F, Rev., VAR, LOC: Societe Generale, 3.67%, 06/05/07	8,150
8,700	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 3.68%, 06/05/07	8,700
	New York Local Government Assistance Corp., Floating Rate Receipts,
1,195	Series SG-99, Rev., VAR, AMBAC, 3.78%, 06/06/07	1,195
120	Series SG-100, Rev., VAR, MBIA-IBC, 3.78%, 06/06/07	120
13,150	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VAR, FSA, 3.70%, 06/04/07	13,150
11,400	New York Mortgage Agency, Homeowner Mortgage, Series 122, Rev., VAR, 3.75%, 06/01/07	11,400
	New York State Dormitory Authority,
3,810	Series 1143, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/01/07	3,810
7,300	Series 1158, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/03/07	7,300
4,415	Series PA-409, Rev., VAR, AMBAC, FHA, 3.80%, 06/04/07	4,415
3,545	Series PA-449, Rev., VAR, FSA, 3.80%, 06/01/07	3,545
670	Series PA-541, Rev., VAR, AMBAC, FHA, 3.80%, 06/03/07	670
5,655	Series PT-1447, Rev., VAR, MBIA, 3.80%, 06/05/07	5,655
4,080	Series PT-1621, Rev., VAR, MBIA, 3.80%, 06/05/07	4,080

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,905	Series PT-2240, Rev., VAR, FSA, 3.80%, 06/04/07	7,905
	New York State Dormitory Authority, Mental Health Services,
12,400	Sub Series D-2B, Rev., VAR, FSA, 3.72%, 06/01/07	12,400
1,600	Sub Series D-2C, Rev., VAR, MBIA, 3.73%, 06/01/07	1,600
3,855	Sub Series D-2D, Rev., VAR, AMBAC, 3.71%, 06/01/07	3,855
3,400	Sub Series D-2E, Rev., VAR, 3.73%, 06/01/07	3,400
4,000	Sub Series D-2G, Rev, VAR, 3.73%, 06/01/07	4,000
1,600	Sub Series D-2H, Rev., VAR, 3.73%, 06/01/07	1,600
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VAR, LIQ: Societe Generale, 3.83%, 06/04/07	5,805
405	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.70%, 06/05/07	405
	New York State Dormitory Authority, Rochester University,
4,800	Series A-1, Rev., VAR, MBIA, 3.69%, 06/06/07	4,800
5,300	Series B-1, Rev., VAR, MBIA, 3.80%, 06/06/07	5,300
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/06/07	5,100
575	Series C-2, Rev., VAR, LOC: Citibank N.A., 3.75%, 06/06/07	575
600	New York State Energy Research & Development Authority, Orange & Rockland Utility, Series A, Rev., VAR, AMBAC, 3.68%, 06/03/07	600
4,300	New York State Energy Resources & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.68%, 06/02/07	4,300
10,450	New York State Energy Research & Development Authority, PCR, Series PA-450, Rev., VAR, AMBAC, 3.80%, 06/02/07	10,450
13,323	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/03/07	13,323
	New York State Housing Finance Agency,
1,100	Series A, Rev., VAR, LIQ: FNMA, 3.83%, 06/06/07	1,100
1,400	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.78%, 06/02/07	1,400
850	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.78%, 06/02/07	850
13,100	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VAR, LIQ: FHLMC, 3.70%, 06/01/07	13,100
9,750	New York State Housing Finance Agency, 101 West End, Rev., VAR, LIQ: FNMA, 3.77%, 06/01/07	9,750
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, LIQ: FNMA, 3.77%, 06/04/07	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, 3.84%, 06/01/07	2,000
4,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VAR, LOC: Fleet National Bank, 3.77%, 06/06/07	4,000
10,400	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, LIQ: FHLMC, 3.76%, 06/03/07	10,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.88%, 06/07/07	6,800
	New York State Housing Finance Agency, 360 West 43rd Street,
7,800	Series A, Rev.. VAR, LIQ: FNMA, 3.83%, 06/07/07	7,800
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, LIQ: FNMA, 3.83%, 06/06/07	4,400
8,700	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VAR, LOC: Bank of New York, 3.70%, 06/05/07	8,700
8,100	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VAR, LIQ: FNMA, 3.75%, 06/04/07	8,100
7,200	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VAR, LIQ: FNMA, 3.75%, 06/06/07	7,200
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VAR, LIQ: FHLMC, 3.83%, 06/05/07	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.82%, 06/01/07	3,300
5,105	New York State Housing Finance Agency, Parkledge Apartments,
	Series A, Rev., VAR, LIQ: FHLMC, 3.75%, 06/05/07	5,105
6,300	New York State Housing Finance Agency, Service Contract, Series E, Rev., VAR, LOC: BNP Paribas, 3.78%, 06/07/07	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VAR, LOC: FNMA, 3.76%, 06/07/07	10,500
	New York State Housing Finance Agency, Theater Row,
10,000	Series A, Rev., VAR, LIQ: FHLMC, 3.83%, 06/04/07	10,000
3,500	Series A, Rev., VAR, LIQ: FHLMC, 3.83%, 06/06/07	3,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VAR, LIQ: FNMA, 3.75%, 06/05/07	3,400
20,600	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, LIQ: FNMA, 3.75%, 06/06/07	20,600
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VAR, LIQ: FHLMC, 3.83%, 06/05/07	15,005
5,000	Series 2001-A, Rev., VAR, LIQ: FHLMC, 3.83%, 06/04/07	5,000
	New York State Housing Finance Agency, West 23rd Street,
3,000	Series A, Rev., VAR, LIQ: FNMA, 3.77%, 06/02/07	3,000
900	Series A, Rev., VAR, LIQ: FNMA, 3.77%, 06/06/07	900
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VAR, LIQ: FNMA, 3.83%, 06/05/07	7,700
4,500	New York State Housing Finance Agency, West 38th Street Housing, Series A, Rev., VAR, LIQ: FNMA, 3.77%, 06/07/07	4,500
	New York State Housing Finance Agency, Worth Street,
11,600	Series A, Rev., VAR, LIQ: FNMA, 3.75%, 06/03/07	11,600
5,700	Series A, Rev., VAR, LIQ: FNMA, 3.83%, 06/07/07	5,700
4,185	New York State Thruway Authority, Series 1194, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/06/07	4,185
	New York State Thruway Authority, EAGLE,
2,000	Series 720050010, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.82%, 06/01/07	2,000
24,000	Series 720053022, Class A, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.81%, 06/03/07	24,000
13,100	New York State Thruway Authority, Floating Rate Receipts, Series SG-121, Rev., VAR, LIQ: Societe Generale, 3.78%, 06/07/07	13,100
4,020	New York State Urban Development Corp., Series PT-1669, Rev., VAR, FGIC, 3.80%, 06/02/07	4,020
	New York State Urban Development Corp., State Facilities & Equipment,
12,200	Sub Series A-3-B, Rev., VAR, CIFG, 3.68%, 06/02/07	12,200
100	Sub Series A-3-C, Rev., VAR, CIFG, 3.80%, 06/02/07	100
4,995	Niagara Falls Bridge Commission, Series PA-530, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.80%, 06/01/07	4,995
2,850	Oneida Country Industrial Development Agency, Rev., VAR, LOC: NBT Bank N.A., 3.93%, 06/04/07	2,850
6,820	Oneida County Industrial Development Agency, Industrial Development Champion Home, Rev., VAR, LOC: Credit Suisse First Boston, 3.77%, 06/07/07	6,820
4,335	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VAR, LOC: Fleet National Bank, 3.77%, 06/05/07	4,335
1,725	Onondaga County Industrial Development Agency, Refunding Solvay Paperboard Project, Rev., VAR, LOC: Citibank N.A., 3.88%, 06/06/07	1,725
5,050	Onondaga County Industrial Development Agency, Solvay Paperboard Project, Series A, Rev., VAR, LOC: Citibank N.A., 3.88%, 06/06/07	5,050
3,400	Ontario County Industrial Development Agency, Friends Finger Lakes, Series A, Rev., VAR, LOC: Citizens Bank N.A., 3.79%, 06/02/07	3,400
855	Port Jervis Industrial Development Agency, The Future Home Technical, Inc., Rev., VAR, LOC: Bank of New York, 3.93%, 06/05/07	855
6,305	Poughkeepsie Industrial Development Agency, Manor at Woodside Project, Rev., VAR, LOC: Bank of New York, 3.83%, 06/05/07	6,305
4,270	Rockland County Industrial Development Agency, Rev., VAR, LOC: Bank of New York, 3.78%, 06/05/07	4,270
1,010	Rockland County Industrial Development Agency, Shock Tech, Inc., Project, Rev., VAR, LOC: Bank of New York, 3.93%, 06/01/07	1,010
1,100	Rockland County Industrial Development Agency, X Products Corp. Jawonio, Inc. Project, Rev., VAR, LOC: Bank of New York, 3.83%, 06/02/07	1,100
19,600	State of New York, Series B, GO, VAR, LOC: Dexia Credit Local, 3.58%, 07/12/07	19,600

JPMorgan New York Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,335	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc., Rev., VAR, LOC: Bank of New York, 3.78%, 06/07/07	6,335
3,000	Suffolk County Water Authority, BAN, Rev., VAR, 3.80%, 06/02/07	3,000
	Tobacco Settlement Financing Authority,
10,315	ROCS- RR-II-R-1066, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.82%, 06/05/07	10,315
7,495	Series 2003, Rev., TOCS, VAR, 3.84%, 06/05/07	7,495
10,000	Series D, Rev., TOCS, VAR, LIQ: Goldman Sachs Special Situation, 3.84%, 06/06/07	10,000
	Triborough Bridge & Tunnel Authority,
4,150	Series B, Rev., VAR, 3.73%, 06/07/07	4,150
1,450	Series B, Rev., VAR, FSA, 3.78%, 06/04/07	1,450
2,440	Series D, Rev., VAR, FSA, 3.70, 06/06/07	2,440
7,675	Series PA-1080, Rev., VAR, 3.81%, 06/07/07	7,675
360	Series PA-1090, Rev., VAR, MBIA-IBC, 3.80%, 06/06/07	360
700	Sub Series 4, Rev., VAR, 3.70%, 06/04/07	700
14,930	Sub Series B-3, Rev., VAR, 3.75%, 06/04/07	14,930
2,500	Triborough Bridge & Tunnel Authority, EAGLE, Series 2003-0004, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.82%, 06/02/07	2,500
4,200	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., VAR, AMBAC, 3.70%, 06/05/07	4,200
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project, Series A, Rev., VAR, LOC: Credit Lyonnaise, 3.77%, 06/04/07	4,235
4,385	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VAR, LOC: Bank of New York, 3.78%, 06/02/07	4,385
2,525	Westchester County Industrial Development Agency, The Masters School, Rev., VAR, LOC: Allied Irish Bank plc, 3.79%, 06/07/07	2,525
4,195	Westchester County Industrial Development Agency, Young Women’s Christian Association, Rev., VAR, LOC: Bank of New York, 3.78%, 06/05/07	4,195

		1,565,280

	Puerto Rico — 0.5%
11,000	Puerto Rico Aqueduct & Sewer Authority, Series RR-II-R, Rev., VAR, LIQ: Citigroup Financial Products, 3.82%, 07/05/07	11,000

	Total Weekly Demand Notes (Cost $1,577,575)	1,577,575

	Total Investments — 99.4%
	(Cost $2,147,354)*	2,147,354
	Other Assets in Excess of Liabilities — 0.6%	14,021

	NET ASSETS — 100.0%	$2,161,375

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	CDC IXIS Financial Guarantee
CNTY	County
COP	Certificates of Participation
CR	Custodial Receipts
CTFS	Certificates
EAGLE	Earnings of accrual generated on local tax-exempt securities.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 99.1%
	Municipal Bonds — 99.1%
	Arizona — 0.4%
715	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.13%, 07/01/07 (p)	716
1,620	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	1,673

		2,389

	California — 0.6%
2,000	Pasadena Area Community College District, Election 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,703
2,500	Santa Monica Community College District, Election 2007, Series C, GO, FGIC, Zero Coupon, 08/01/13	1,959

		3,662

	Colorado — 0.5%
3,000	Denver City & County Apartments, Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,119

	District of Columbia — 0.3%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,587

	Florida — 0.2%
990	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,076

	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	856

	Illinois — 0.4%
149	Illinois Development Finance Authority, 5.20%, 08/01/28 (i)	150
2,535	Illinois Development Finance Authority, Riverside Health & Fitness Center Project, Series 1998-C, Rev., 5.20%, 08/01/28	2,564

		2,714

	Louisiana — 0.3%
1,500	City of Shreveport, Series B, GO., MBIA, 5.25%, 03/01/17	1,627

	Massachusetts — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,049

	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.25%, 12/01/11	2,125

	New Jersey — 0.9%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	710
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	877
3,500	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	3,772

		5,359

	New York — 89.8%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 08/01/08	1,057
	Amherst Industrial Development Agency, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,269
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,080
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,386
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	155
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	517
6,695	Babylon Industrial Development Agency, Civic Facilities, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,140
1,040	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	1,087
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	680
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,813
1,100	GO, FGIC, 5.50%, 06/15/14	1,214
1,660	GO, FGIC, 5.50%, 06/15/15	1,849
685	GO, FGIC, 5.75%, 06/15/17	786
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	471
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	615
305	GO, FGIC, 5.50%, 07/15/09	319
375	GO, FGIC, 5.50%, 07/15/09	392
1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,519
1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,075
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	262
850	GO, FGIC, 5.70%, 06/15/09	891
405	City of Kings Point, GO, 5.00%, 06/15/15	433
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	644
630	GO, FSA, 5.00%, 04/15/14	675
255	GO, FSA, 5.25%, 04/15/14	277
3,155	Cleveland Hill Union Free School District, Cheektowaga, GO, FGIC, 5.50%, 10/15/09	3,308
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	2,635
1,650	Erie County, Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12	1,728

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

510	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	519
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	300
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,139
1,050	GO, FGIC, 5.00%, 06/15/17	1,140
1,000	GO, FGIC, 5.00%, 06/15/19	1,094
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.00%, 06/15/18	1,342
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,060
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	73
2,790	Lindenhurst Union Free School District, GO, FGIC, 5.25%, 07/15/09	2,902
745	Lindenhurst Union Free School District, Unrefunded Balance, GO, FGIC, 5.25%, 07/15/09	775
	Long Island Power Authority, Electric Systems,
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	2,872
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,660
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,678
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,048
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,072
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,070
1,500	Series E, Rev., MBIA, 5.00%, 12/01/16	1,605
3,000	Series F, Rev., MBIA, 5.00%, 11/01/16	3,211
110	Longwood Central School District at Middle Island, GO, FSA, 4.80%, 06/15/08	113
805	Mahopac Central School District, Series B, GO, MBIA, 5.60%, 06/15/10	854
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,125
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,298
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,621
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,333
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,475
800	Series A, Rev., FGIC, 5.25%, 11/15/18	885
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,865
	Metropolitan Transportation Authority, Service Contract,
1,620	Series A, Rev., 5.00%, 01/01/12	1,693
16,920	Series A, Rev., 5.75%, 07/01/16	19,108
2,330	Series A, Rev., 5.75%, 07/01/18	2,652
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,426
	Metropolitan Transportation Authority, Transportation Facilities,
100	Series A, Rev., 6.13%, 07/01/09 (p)	105
510	Series C, Rev., FSA, 5.25%, 01/01/09 (p)	526
2,500	Series F, Rev., 5.00%, 11/15/11	2,610
1,000	Series F, Rev., 5.00%, 11/15/15	1,066
3,775	Series K, Rev., MBIA, 6.30%, 07/01/07 (p)	3,783
	Monroe County, Public Improvement,
1,050	GO, 6.00%, 03/01/13	1,152
65	GO, AMBAC, 5.88%, 06/01/08	66
1,130	GO, FGIC, 5.00%, 03/01/12	1,186
335	GO, MBIA-IBC, 6.00%, 03/01/15	381
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,166
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,177
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,088
	Monroe Woodbury Central School District,
280	GO, FSA, 5.00%, 04/15/14	298
1,005	Series A, GO, FGIC, 5.00%, 05/15/14	1,074
2,500	Nassau County, Series A, GO, FGIC, 6.00%, 07/01/08	2,560
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.00%, 10/01/14	916
700	Series B, Rev., MBIA, 5.00%, 10/01/14	735
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	468
	New York City,
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,342
3,000	Series C, GO, 5.00%, 01/01/17	3,166
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,319
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,867
2,500	Series G, GO, 5.00%, 12/01/14	2,626
3,000	Series G, GO, 5.00%, 02/01/16	3,153
3,000	Series H, GO, 5.00%, 08/01/14	3,161
1,000	Series J, GO, FSA, 5.00%, 06/01/16	1,061
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,357
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,670
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., FGIC, 5.00%, 07/01/15	2,115
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center,
1,640	Series A, Rev., FSA, 5.00%, 05/15/13	1,729
750	Series A, Rev., FSA, 5.00%, 05/15/13	786
	New York City Municipal Water Finance Authority,
1,500	Series B, Rev., 5.00%, 06/15/14	1,586
7,355	Series B, Rev., 5.00%, 06/15/14	7,751
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,146
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, COP, Series A, AMBAC, 5.63%, 01/01/10	1,054
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	5,006
1,000	Series B, Rev., 5.00%, 05/01/17	1,074
1,000	Series B, Rev., 5.00%, 05/01/17	1,070
3,000	Series B, Rev., 5.00%, 05/01/17	3,200
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,603
4,000	Series B, Rev., 6.13%, 05/15/10 (p)	4,295
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,550

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,594
1,215	Series C, Rev., TRAN, 5.50%, 02/01/11	1,284
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	505
695	Series B, Rev., 6.13%, 05/15/10 (p)	747
2,000	New York City Trust For Cultural Resources, Educational Broadcasting Corp., Series 1999, Rev., 2.68%, 01/01/08 (i)	1,982
3,000	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	3,030
2,000	New York Local Government Assistance Corp., Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,204
1,000	New York Mortgage Agency, Series 143, Rev, AMT, 4.75%, 4/01/17 (w)	999
265	New York Mortgage Agency, Homeowner Mortgage, Series 94, Rev., 5.35%, 04/01/10	267
2,400	New York Power Authority, General Purpose, Series A, Rev., FGIC, 5.00%, 11/15/15	2,544
225	New York State Dormitory Authority, Series C, Rev., 7.38%, 05/15/09 (p)	240
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.95%, 07/01/11	120
	New York State Dormitory Authority, City University System,
13,000	CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	13,934
3,565	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,834
2,160	CONS, Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,546
3,415	CONS, Series B, Rev., 6.00%, 07/01/14	3,693
2,500	Rev., MBIA-IBC, 5.00%, 07/01/16	2,659
6,770	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.25%, 07/01/11 (p)	7,199
440	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	462
1,000	New York State Dormitory Authority, Fordham University, Rev., 5.00%, AMBAC, 07/01/14	1,064
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,416
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.00%, 09/01/09	99
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,955
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,850
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,352
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,033
1,000	Rev., MBIA, 5.50%, 07/01/23	1,140
370	Rev., MBIA, 5.75%, 07/01/19	425
2,340	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16 (p)	2,606
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	548
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,638
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,969
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,143
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,326
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,809
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,637
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,204
2,315	Series A, Rev., MBIA, 5.75%, 07/01/08	2,364
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,819
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,286
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,123
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	3,975
5,530	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/10	5,812
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,661
1,090	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., MBIA, 6.50%, 10/01/20	1,245
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.38%, 04/01/12	1,605
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,289
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	629
340	New York State Dormitory Authority, State Service Contract, Albany County, Rev., 5.50%, 04/01/08	345
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,076
	New York State Dormitory Authority, State University Dormitory Facilities,
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,300
2,730	Series B, Rev., MBIA, 5.00%, 07/01/15	2,921
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,404
6,725	Series A, Rev., FGIC-TCRS, 5.50%,05/15/13	7,209
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,386
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,021
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,156
	New York State Dormitory Authority, Unrefunded Balance,
2,490	Series B, Rev., 6.00%, 07/06/07	2,501
840	Series C, Rev., 7.38%, 05/15/10	895
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.00%, 12/15/16	1,861
1,000	Series A, Rev., 5.25%, 12/15/17	1,108
2,000	Series A, Rev., 5.25%, 12/15/18	2,223
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,706
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,088
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,831
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,165
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,460

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	449
460	Series NYC-02, Rev., 5.75%, 06/15/11	493
700	Series NYC-02, Rev., 5.75%, 06/15/12	761
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.38%, 06/15/12	2,136
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	440
450	Series B, Rev., 5.70%, 07/15/09 (p)	472
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,338
3,125	Series I, Rev., 5.00%, 06/15/13	3,309
460	New York State Environmental Facilities Corp., State Water Revolving Fund, Series B, Rev., 5.70%, 07/15/09 (p)	483
4,650	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance, Series B, Rev., 5.70%, 07/15/09	4,874
	New York State Environmental Facilities Corp., Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,632
4,490	Series B, Rev., 5.70%, 07/15/09	4,706
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.00%, 04/01/17	2,662
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,650
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,056
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,082
5,000	Series B, Rev., FGIC, 5.00%, 10/01/15	5,356
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., MBIA, 5.50%, 04/01/10	612
2,550	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Unrefunded Balance, Rev., 6.00%, 07/16/07	2,605
1,345	New York State Urban Development Corp., Correctional & Youth Facilities Services, Series A, Rev., 5.50%, 01/01/17	1,414
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.25%, 01/01/14	3,232
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,134
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
1,500	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,690
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,084
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,819
5,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities, Series A, Rev., 5.38%, 03/15/12 (p)	5,866
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.88%, 04/01/10 (p)	48
440	Niagara County, Public Improvement, GO, MBIA, 5.75%, 07/15/14	493
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,054
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.50%, 06/15/11	559
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,070
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,052
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,908
1,175	Series A, GO, 5.00%, 05/01/11	1,229
700	Series A, GO, 5.00%, 05/01/12	738
2,350	Series A, GO, 5.00%, 05/01/12	2,474
	Onondaga County, Unrefunded Balance,
890	Series A, GO, 5.25%, 05/15/11	944
515	Series A, GO, 5.25%, 05/15/11	545
160	Series A, GO, 5.25%, 05/15/11	169
	Port Authority of New York & New Jersey,
4,395	120th Series, Rev., MBIA, 5.75%, 10/15/07	4,426
3,000	CONS, 147th Series, Rev., FGIC, 5.00%, 04/15/17	3,155
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	840
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	203
1,795	GO, FSA, 5.25%, 03/01/10	1,878
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,094
2,075	GO, FGIC, 5.50%, 06/15/09	2,166
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	293
	State of New York,
7,400	Series A, GO, 6.00%, 07/15/08	7,583

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

3,000	Series C, GO, 5.00%, 04/15/15	3,204
500	Stillwater Central School District, GO, MBIA, 5.20%, 06/15/09	515
2,350	Suffolk County Industrial Development Agency, Rev., FGIC, 6.00%, 02/01/08	2,385
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, Rev., AMBAC, 5.50%, 04/15/09	1,288
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	1,958
2,765	Series C, GO, MBIA, 5.25%, 07/15/12	2,943
3,225	Suffolk County, Southwest Sewer District, GO, MBIA, 6.00%, 02/01/08	3,274
5,000	Tobacco Settlement Financing Authority, Series B-1C, Rev., 5.50%, 06/01/13	5,394
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10 (p)	1,057
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	105
3,955	Series Q, Rev., 6.75%, 01/01/09 (p)	4,078
7,350	Series SR, Rev., 5.50%, 01/01/12 (p)	7,632
3,595	Series X, Rev., GO of Authority, 6.63%, 01/01/12 (p)	3,966
7,125	Series Y, Rev., 6.00%, 01/01/12 (p)	7,571
1,835	TSASC, Inc., Series 1, Rev., 4.75%, 06/01/16	1,846
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	594
3,210	Watertown City School District, GO, FSA, 5.63%, 06/15/09	3,359
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	2,983
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,449
1,700	Westchester County Industrial Development Agency, Civic Facilities, Children’s Village Project, Series A, Rev., 5.30%, 03/15/09	1,753
3,410	William Floyd Union Free School District of the Mastics-Moriches-Shirley, GO, FGIC, 5.00%, 06/15/20	3,718
2,820	Windsor Central School District, GO, FGIC, 5.50%, 06/15/09	2,944

		562,147

	Ohio — 0.2%
1,500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,489

	Puerto Rico — 3.1%
	Commonwealth of Puerto Rico,
4,000	GO, MBIA, 5.75%, 07/01/11	4,291
210	Series A, GO, 5.50%, 07/01/18	231
1,120	Commonwealth of Puerto Rico, Public Improvement, GO, FSA-CR, 5.50%, 07/01/12	1,205
	Puerto Rico Electric Power Authority,
535	Rev., MBIA, 5.00%, 07/01/20	580
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,174
475	Series KK, Rev., FSA, 5.25%, 07/01/13	510
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,379
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,294
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,480
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Series C, Rev., 5.50%, 07/01/12	1,563

		19,707

	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,156
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,127

		3,283

	Virgin Islands — 0.7%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,314

	Wisconsin — 0.6%
	State of Wisconsin,
1,250	Rev., 4.78%, 05/01/29 (i)	1,258
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,665

		3,923

	Total Investments — 99.1% (Cost $605,256)	620,426
	Other Assets in Excess of Liabilities — 0.9%	5,589

	Net Assets — 100.0%	$626,015

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.
(w)	When-Issued Security.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BNY	Bank of New York
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed

IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,308
Aggregate gross unrealized depreciation	(1,138)

Net unrealized appreciation/depreciation	$15,170

Federal income tax cost of investments	$605,256

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset-Backed Securities — 3.1%
60,000	Aire Valley Mortgages plc (United Kingdom), Series 2007-1A, Class 1A1, FRN, 5.31%, 06/20/07 (e) (i)	60,000
	Arkle Master Issuer plc (United Kingdom),
105,000	Series 2006-1A, Class 1A, FRN, 5.30%, 06/17/07 (e)	105,000
175,000	Series 2007-1A, Class 1A, FRN, 5.30%, 06/17/07 (e)	175,000
160,000	Brunel Residential Mortgage Securitization plc (United Kingdom), Series 2007-1A, Class A3, FRN, 5.31%, 06/13/07 (e)	160,000
130,000	Cheyne High Grade ABS CDO Ltd. (Cayman Islands), Series 2004-1A, Class AM2, FRN, 5.37%, 08/10/07 (e) (i)	130,000
235,000	Counts Trust, Series 2007-1, FRN, 5.38%, 08/06/08 (e) (i)	235,000
57,500	Granite Master Issuer plc (United Kingdom), Series 2007-2, Class 4A1, FRN, 5.30%, 06/17/07	57,500
75,000	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.30%, 06/15/07 (e)	75,000
	Newcastle CDO Ltd. (Cayman Islands),
140,000	Series 3A, Class 1MM, FRN, 5.35%, 06/24/07 (e) (i)	140,000
10,000	Series 3A, Class 1MMH, FRN, 5.35%, 06/24/07 (e) (i)	10,000
29,000	Series 3A, Class 1MMJ, FRN, 5.35%, 06/24/07 (e) (i)	29,000
90,000	Paragon Mortgages plc (United Kingdom), Series 14A, Class A1, FRN, 5.32%, 06/15/07 (e)	90,000
50,000	Parcs Master Trust, Series 2007-1, FRN, 5.35%, 06/20/07 (e) (i)	49,998
200,000	Pyxis Master Trust, Series 2006-4, FRN, 5.33%, 06/20/07 (e) (i)	200,000
	Restructured Asset Securities with Enhanced Returns (RACERS),
200,000	Series 01-8-MM, FRN, 5.52%, 07/03/07 (e) (i)	200,000
70,000	Series 01-08-ZCM, FRN, 5.52%, 06/18/07 (e) (i)	70,000
	Steers Delaware Business Trust,
330,000	Series 2006-1, FRN, 5.32%, 07/05/07 (e) (i)	330,000
329,476	Series 2006-1, FRN, 5.33%, 06/27/07 (e) (i)	329,476
42,996	TIAA Retail Commercial Trust (Cayman Islands), Series 2003-1A, Class A1MM, FRN, 5.35%, 06/28/07, (e) (i)	42,996
155,000	Union Hamilton Special Funding LLC, FRN, 5.35%, 06/28/07 (e) (i)	155,000
76,573	Wachovia Asset Securitization, Inc., Series 2005-HM1A, Class AMM, FRN, 5.31%, 06/25/07, (e) (i)	76,573
120,000	Whitehawk CDO Funding Ltd. (Cayman Islands), Series 2004-1A, Class AMMF, FRN, 5.34%, 06/15/07 (e) (i)	120,000

	Total Asset-Backed Securities (Cost $2,840,543)	2,840,543

	Certificates of Deposit — 29.5%
50,000	Abbey National plc, 5.35%, 08/31/07 (m)	50,010
	Alliance & Leicester plc,
100,000	5.32%, 07/20/07	100,001
150,000	5.33%, 06/07/07	150,000
200,000	5.34%, 06/08/07	200,000
200,000	Banco Bilbao Vizcaya, 5.34%, 07/16/07	200,001
615,000	Bank of America, N.A., 5.32%, 06/11/07	615,000
382,750	Bank of Ireland, 5.35%, 08/15/07	382,750
170,000	Bank of the West, 5.24%, 03/03/08	170,000
191,000	Bank of Toyko Mitsubishi, 5.31%, 06/01/07	191,000
	Barclays Bank plc (United Kingdom),
80,000	5.25%, 09/10/07	80,000
175,000	5.29%, 06/11/07	175,000
249,000	5.31%, 08/01/07	249,000
260,150	5.31%, 01/16/08	260,150
164,000	5.31%, 01/16/08	164,000
154,600	5.32%, 06/13/07	154,600
234,000	5.40%, 09/20/07	234,000
435,500	5.53%, 06/18/07	435,500
	Barclays Capital, Inc.,
252,000	5.24%, 05/06/08	252,000
260,500	5.29%, 02/11/08	260,500
500,000	5.30%, 07/30/07	500,000
194,000	5.31%, 11/01/07	194,000
	BNP Paribas (France),
80,000	FRN, 5.29%, 06/05/07	79,991
475,000	FRN, 5.31%, 10/11/07	475,000
895,000	FRN, 5.40%, 06/26/07	894,930
150,000	Calyon N.A. Co., 5.31%, 11/13/07	149,993
525,000	Canadian Imperial Bank of Commerce, FRN, 5.41%, 06/15/07	525,000
	Credit Agricole S.A.,
380,000	5.30%, 10/29/07	380,000
430,000	5.31%, 10/12/07	430,000
101,000	5.31%, 11/07/07	100,996

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

350,000	5.31%, 11/13/07	350,000
156,000	5.33%, 08/22/07	156,000
550,000	5.33%, 08/27/07	550,000
150,000	5.34%, 08/20/07	150,024
240,000	5.35%, 08/06/07	240,000
	Credit Industriel et Commercial,
236,000	5.25%, 09/13/07	235,998
88,000	5.26%, 09/05/07	88,000
235,000	5.30%, 09/14/07	235,000
500,000	5.31%, 07/25/07	500,000
250,000	5.31%, 11/05/07	249,995
330,000	5.32%, 07/23/07	330,002
200,000	5.32%, 10/31/07	200,000
300,000	5.32%, 11/02/07	300,007
300,000	5.33%, 08/03/07	300,004
449,000	5.33%, 08/08/07	449,000
365,000	5.36%, 07/26/07	365,000
	Credit Suisse First Boston LLC,
250,000	5.28%, 07/16/07	250,000
250,000	5.29%, 06/08/07	250,000
500,000	5.30%, 07/09/07	500,000
249,000	5.32%, 10/16/07	249,000
265,500	Credit Suisse New York, FRN, 5.30%, 07/02/07	265,505
	Deutsche Bank AG,
125,000	5.30%, 07/16/07	125,003
295,000	5.31%, 07/09/07	295,000
119,000	5.32%, 09/04/07	119,000
408,000	5.32%, 02/25/08	408,000
453,080	5.34%, 02/26/08	453,080
285,500	5.42%, 08/31/07	285,500
250,000	Erste Bank der Oesterreichischen Sparkassen AG, 5.29%, 06/08/07	250,000
185,590	ForeningsSparbanken AB, 5.42%, 08/31/07	185,590
	Fortis Bank N.V.,
350,000	5.29%, 08/02/07	350,000
200,000	5.33%, 08/21/07	200,000
100,000	5.33%, 08/22/07	100,000
	HBOS Treasury Services plc (United Kingdom),
50,000	5.24%, 12/18/07	50,000
100,000	5.32%, 06/07/07	100,000
475,000	5.41%, 09/20/07	475,000
48,000	Intesa Bank of Ireland, 5.35%, 07/26/07	48,000
	Landesbank Baden-Wuerttemberg (Germany),
400,000	5.35%, 08/06/07	400,000
145,000	5.36%, 08/06/07	145,001
	Landesbank Hessen (Germany),
45,000	5.29%, 06/08/07	45,000
300,000	5.31%, 06/15/07	300,000
768,000	5.31%, 06/15/07	768,000
100,000	5.31%, 06/15/07	99,999
294,000	5.32%, 06/12/07	294,000
250,000	5.35%, 08/16/07	250,014
	Mitsubishi UFJ Trust & Banking Corp.,
50,000	5.32%, 06/25/07	50,000
50,000	5.32%, 08/01/07	50,000
	Mizuho Corporate Bank,
260,000	5.30%, 06/08/07	260,000
300,000	5.30%, 07/11/07	300,000
312,000	5.31%, 07/03/07	312,000
	Natexis Banques Populaires U.S. Finance Co.,
440,000	FRN, 5.29%, 06/29/07	439,876
459,000	FRN, 5.30%, 07/24/07	459,000
350,000	FRN, 5.34%, 06/04/07	349,988
	Nordea Bank Finland plc (Finland),
28,800	5.40%, 09/20/07	28,800
25,000	5.59%, 06/20/07	25,000
	Norinchukin Bank Ltd.,
100,000	5.31%, 07/10/07	100,000
195,000	5.32%, 06/01/07	195,000
160,000	5.32%, 06/04/07	160,000
169,000	5.32%, 08/21/07	169,000
175,000	5.32%, 08/27/07	174,998
267,500	5.32%, 08/29/07	267,497
375,000	PNC Bank N.A., 5.27%, 09/28/07	375,000
140,000	Royal Bank of Canada (Canada), FRN, 5.30%, 07/02/07	139,990
154,000	Skandinaviska Enskilda Banken AB, 5.30%, 02/08/08	154,005
	Societe Generale,
780,000	5.30%, 08/03/07	780,000
104,000	FRN, 5.26%, 06/20/07	103,998
	Sumitomo Trust & Banking Co., Ltd., (The),
174,000	5.32%, 08/03/07	174,000
100,000	5.32%, 08/07/07	100,000
61,000	Svenska Handelsbanken AB,
	5.08%, 12/05/07	60,947
	UBS AG,
200,000	5.28%, 07/02/07	200,000
670,000	5.31%, 07/11/07	670,000
	UniCredito Italiano S.p.A.,
150,000	5.26%, 07/06/07	150,000

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

300,000	5.31%, 07/09/07	300,000
200,000	5.35%, 08/27/07	200,041

	Total Certificates of Deposit (Cost $26,762,284)	26,762,284

	Commercial Paper — 23.2% (n)
60,000	Aegis Finance, 5.29%, 06/07/07 (m)	59,947
26,000	Alliance & Leicester plc, 5.29%, 06/07/07 (m)	25,977
101,374	Amstel Funding Corp., 5.31%, 07/20/07	100,651
67,000	Amsterdam Funding Corp., 5.29%, 06/19/07	66,823
	ANZ National International Ltd.,
87,000	5.33%, 07/23/07 (m)	86,345
141,000	5.33%, 07/26/07 (m)	139,863
	Aquinas Funding LLC,
51,123	5.29%, 09/24/07	50,282
25,677	5.30%, 07/09/07	25,537
44,590	ASB Bank Ltd., 5.31%, 01/10/08 (m)	43,196
	ASB Finance Ltd.,
41,500	5.29%, 06/07/07 (m)	41,464
70,000	5.31%, 07/06/07 (m)	69,648
60,257	Atlantic Asset Corp., 5.29%, 06/08/07	60,195
	Atlantis One Funding Corp.,
185,000	5.27%, 09/04/07	182,495
60,000	5.27%, 09/28/07	58,982
240,000	5.30%, 06/08/07	239,757
101,353	5.30%, 06/26/07	100,985
38,868	5.30%, 08/02/07	38,518
425,000	5.33%, 07/20/07	421,986
	Bank of America Corp.,
25,000	5.29%, 10/26/07	24,474
506,000	5.30%, 10/30/07	495,044
121,680	Bank of Ireland (Ireland), 5.32%, 11/08/07 (e)	118,879
100,000	Barclays U.S. Funding Corp., 5.31%, 08/07/07	99,025
	Barton Capital Corp.,
41,940	5.28%, 06/08/07	41,897
50,869	5.29%, 06/14/07	50,772
100,000	Bear Stearns Cos., Inc. (The), 5.46%, 06/20/07	100,000
	Caisse Nationale des Caisses d’Epargne et de Prevoyance (France),
200,000	5.25%, 12/11/07 (e)	194,653
200,000	5.25%, 12/14/07 (e)	194,572
35,000	CC USA, Inc., 5.29%, 06/11/07	34,949
250,000	Charta Corp., 5.33%, 06/01/07	250,000
	Concord Minutemen Capital Co. LLC,
90,652	5.28%, 06/06/07	90,586
82,908	5.29%, 06/08/07	82,823
	Crown Point Capital Co. LLC,
94,909	5.29%, 06/05/07 (e)	94,853
172,279	5.31%, 07/16/07 (e)	171,151
120,055	5.32%, 09/14/07	118,232
	Curzon Funding Ltd.,
104,000	5.30%, 06/25/07	103,637
96,000	5.31%, 07/19/07	95,329
	Dakota Notes (Citibank Credit Card Issuance Trust),
230,000	5.30%, 06/07/07	229,800
84,000	5.30%, 07/03/07	83,609
99,750	5.31%, 06/19/07	99,489
137,000	5.31%, 06/21/07	136,601
119,000	5.31%, 07/11/07	118,307
	DnB NOR Bank ASA (Norway),
133,350	5.29%, 06/13/07	133,118
37,000	5.34%, 08/27/07	36,535
	Dorada Finance, Inc.,
20,000	5.29%, 06/11/07	19,971
40,000	5.32%, 08/17/07	39,556
	Ebbets Funding LLC,
127,000	5.29%, 06/04/07 (e)	126,945
101,396	5.31%, 07/16/07 (e)	100,732
	Edison Asset Securitization LLC,
125,000	5.30%, 07/10/07	124,292
211,294	5.31%, 06/01/07 (e)	211,294
	Emerald Notes Program,
100,000	5.30%, 06/07/07	99,913
121,270	5.32%, 08/14/07 (e)	119,963
	Erste Finance LLC,
213,000	5.29%, 06/07/07	212,815
100,000	5.31%, 07/05/07	99,501
200,000	5.31%, 07/09/07	198,894
	Five Finance Corp.,
46,500	5.33%, 08/29/07	45,895
	Galleon Capital LLC,
46,000	5.29%, 06/06/07	45,966
133,500	5.31%, 06/01/07	133,500
	Gemini Securitization Corp.,
166,482	5.29%, 06/14/07	166,166

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

247,261	5.31%, 06/01/07	247,261
	General Electric Capital Corp.,
750,000	5.32%, 09/28/07	737,232
200,000	5.34%, 08/13/07	197,891
150,000	5.34%, 08/13/07	148,418
52,345	George Street Finance LLC, 5.30%, 06/22/07 (e)	52,184
50,000	Govco, Inc., 5.29%, 06/07/07 (e)	49,957
	Grampian Funding LLC,
171,000	5.30%, 06/25/07 (e)	170,404
51,500	5.30%, 07/23/07 (e)	51,113
208,000	5.30%, 07/30/07	206,227
279,080	5.31%, 06/11/07 (e)	278,679
85,000	5.31%, 10/30/07	83,157
587,460	5.31%, 11/13/07 (e)	573,540
164,000	5.33%, 08/17/07 (e)	162,178
	HBOS Treasury Services plc (Australia),
81,355	5.27%, 08/01/07	80,645
100,000	5.30%, 08/03/07	99,085
	Irish Life & Permanent plc (Ireland),
63,000	5.28%, 09/26/07	61,948
100,000	5.29%, 06/07/07 (e)	99,913
66,000	5.29%, 06/11/07 (e)	65,904
	Lake Constance Funding LLC,
156,000	5.29%, 06/12/07	155,749
33,000	5.29%, 06/13/07	32,942
50,000	5.30%, 06/15/07	49,898
41,500	5.31%, 07/11/07	41,258
20,250	5.31%, 07/24/07	20,094
143,059	Landale Funding LLC, 5.31%, 08/15/07 (e)	141,497
	Leafs LLC,
99,661	5.39%, 06/20/07	99,661
48,944	5.39%, 06/20/07 (i)	48,944
	Lexington Parker Capital Corp.,
200,000	5.29%, 09/04/07 (e)	197,282
50,000	5.36%, 06/05/07	49,999
48,500	Liberty Street Funding Co., 5.30%, 07/16/07	48,182
	Macquarie Bank Ltd. (Australia),
330,639	5.31%, 06/15/07 (e)	329,964
130,000	5.31%, 07/09/07	129,278
150,000	5.31%, 07/10/07 (e)	149,145
100,000	5.32%, 07/30/07	99,140
164,000	5.32%, 08/02/07 (e)	162,519
	Mane Funding Corp.,
49,449	5.29%, 06/08/07	49,399
165,978	5.30%, 07/27/07	164,627
79,050	5.30%, 08/01/07	78,349
273,213	Newport Funding Corp., 5.31%, 06/01/07	273,213
	Park Granada LLC,
115,000	5.30%, 06/07/07	114,899
120,000	5.30%, 07/27/07	119,027
74,246	5.31%, 06/28/07	73,953
100,000	5.32%, 06/25/07	99,649
	Picaros Funding LLC,
155,000	5.29%, 06/07/07	154,865
87,000	5.32%, 08/24/07	85,935
125,000	Raiffeisen Zentralbank Oesterreich AG, 5.30%, 06/22/07	124,619
45,274	Rhein-Main Securities Ltd., 5.31%, 07/05/07	45,048
	Saint Germain Holding,
55,000	5.29%, 06/04/07	54,976
25,000	5.29%, 06/13/07	24,956
97,300	San Paolo IMI U.S. Financial Co., 5.29%, 06/29/07	96,910
150,000	Santander Central Hispano Finance Delaware, Inc., 5.32%, 06/12/07	149,762
	Scaldis Capital LLC,
97,439	5.29%, 06/07/07 (e)	97,353
39,070	5.29%, 06/11/07 (e)	39,013
76,439	5.29%, 06/12/07 (e)	76,317
170,000	5.29%, 06/20/07 (e)	169,527
49,750	5.31%, 06/21/07 (e)	49,605
195,500	Scotia Banc, Inc., 5.31%, 06/29/07	194,703
125,000	Sedna Finance, Inc., 5.30%, 07/09/07	124,319
	Sheffield Receivables Co.,
193,835	5.28%, 06/07/07	193,665
50,506	5.29%, 06/18/07	50,381
124,337	5.29%, 06/20/07	123,992
102,161	5.30%, 06/19/07	101,892
	Sigma Finance, Inc.,
45,000	5.27%, 08/29/07	44,429
100,000	5.32%, 06/05/07 (e)	99,942
72,000	Silver Tower U.S. Funding LLC, 5.32%, 07/12/07	71,570
	Simba Funding,
295,361	5.31%, 06/20/07	294,544
100,000	5.31%, 06/22/07	99,695
100,000	5.31%, 06/26/07	99,636

JPMorgan Prime Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

52,250	5.32%, 07/17/07	51,899
	Skandinaviska Enskilda Banken AB,
134,625	5.31%, 07/16/07	133,744
149,500	5.33%, 07/09/07	148,677
300,000	5.35%, 08/02/07	297,308
	Solitaire Funding LLC,
321,000	5.29%, 06/22/07	320,013
300,000	5.30%, 06/21/07	299,121
17,000	5.30%, 07/12/07 (e)	16,899
200,706	5.31%, 07/18/07 (e)	199,333
95,000	5.31%, 07/23/07 (e)	94,281
149,454	St. George Bank Ltd. (Australia), 5.30%, 08/01/07 (e)	148,130
	Swedbank AB,
65,000	5.30%, 09/24/07	63,929
272,000	5.31%, 08/10/07	269,239
100,000	Swiss RE Financial Products, 5.31%, 06/07/07 (e)	99,913
52,750	Tempo Finance Corp. 5.31%, 07/23/07	52,351
80,132	Thames Asset Global Securitization, Inc., 5.31%, 08/07/07 (e)	79,351
	Three Pillars Funding,
133,872	5.28%, 06/07/07	133,755
31,746	5.29%, 06/15/07	31,681
24,520	5.29%, 06/18/07	24,459
	Ticonderoga Funding LLC,
114,635	5.30%, 06/21/07	114,299
65,000	5.30%, 06/25/07	64,772
	Tulip Funding Corp.,
222,000	5.32%, 06/06/07	221,837
74,500	5.34%, 06/28/07	74,208
	UBS Finance Delaware LLC,
327,000	5.29%, 06/11/07	326,526
339,650	5.30%, 07/05/07	337,995
797,090	5.32%, 06/08/07	796,280
330,000	UniCredito Italiano S.p.A., 5.29%, 08/29/07	325,778
113,000	Variable Funding Capital, 5.30%, 06/01/07	113,000
	Westpac Banking Corp. (Australia),
230,315	5.30%, 08/02/07	228,241
239,500	5.32%, 06/11/07 (e)	239,154
178,400	5.32%, 06/14/07	178,063
16,800	Working Capital Management, 5.30%, 06/25/07	16,741

	Total Commercial Paper (Cost $21,019,424)	21,019,424

	Corporate Notes — 21.9%
	Capital Markets — 2.2%
250,000	Lehman Brothers Holdings, Inc., FRN, 5.38%, 06/22/07	250,000
	Links Finance LLC,
300,000	FRN, 5.31%, 06/20/07 (e)	299,976
116,000	FRN, 5.31%, 06/25/07 (e)	115,991
131,000	FRN, 5.31%, 07/02/07 (e)	130,989
50,000	FRN, 5.32%, 07/25/07 (e)	49,999
100,000	FRN, 5.32%, 08/01/07 (e)	99,991
150,000	FRN, 5.32%, 08/15/07 (e)	149,986
100,000	FRN, 5.32%, 08/16/07 (e)	99,990
150,000	FRN, 5.32%, 08/27/07 (e)	149,989
345,000	Merrill Lynch & Co., Inc., FRN, 5.40%, 07/05/07	345,000
275,000	UBS AG, FRN, 5.29%, 06/16/07	275,000

		1,966,911

	Commercial Banks — 11.4%
130,000	ANZ National International Ltd. (United Kingdom), FRN, 5.32%, 06/07/07 (e) (m)	130,000
100,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.32%, 06/25/07 (e)	100,000
	Bank of America, N.A.,
283,250	FRN, 5.25%, 05/05/08	283,250
400,000	FRN, 5.29%, 06/11/07	400,000
476,250	FRN, 5.31%, 08/16/07	476,250
553,000	FRN, 5.32%, 06/04/07	553,000
260,000	FRN, 5.33%, 07/11/07	260,000
150,000	FRN, 5.36%, 06/04/07	150,000
600,000	Bayerische Landesbank Hessen (Germany), FRN, 5.37%, 06/25/07	600,000
	BNP Paribas (France),
225,000	FRN, 5.31%, 06/26/10 (e)	225,000
215,000	FRN, 5.35%, 08/20/07 (e)	215,000
125,000	FRN, 5.39%, 07/03/07	124,991
100,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance (France), FRN, 5.33%, 08/10/07 (e)	100,000
255,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.36%, 07/19/07	255,000
139,000	Calyon New York, FRN, 5.33%, 08/10/07	138,998
	Credit Agricole S.A. (France),
292,000	FRN, 5.32%, 06/22/07 (e)	292,000
315,000	FRN, 5.33%, 07/23/07 (e)	315,000

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

450,000	Dexia Credit Local, FRN, 5.30%, 06/28/07	449,971
200,000	Fifth Third Bancorp., FRN, 5.32%, 06/25/07 (e)	200,000
	HBOS Treasury Services plc (United Kingdom),
150,000	FRN, 5.29%, 06/07/07 (e)	150,000
570,000	FRN, 5.39%, 07/02/07 (e)	570,000
300,000	FRN, 5.42%, 06/25/07 (e)	300,000
805,000	FRN, 5.43%, 08/20/07 (e)	805,000
	Natexis Banques Populaires,
590,000	FRN, 5.31%, 06/05/07	589,941
500,000	FRN, 5.34%, 06/04/07	499,954
133,000	Royal Bank of Canada (Canada), FRN, 5.29%, 07/06/07 (e)	133,000
250,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.33%, 06/21/07 (e)	250,000
284,740	Santander US Debt S.A. Unipersonal (Spain), FRN, 5.36%, 06/21/07 (e)	284,771
	Societe Generale (France),
85,000	FRN, 5.27%, 06/21/07	84,993
85,000	FRN, 5.31%, 07/02/07 (e)	85,000
150,000	Svenska Handelsbanken (Sweden), FRN, 5.29%, 06/13/07 (e)	150,000
	Wells Fargo & Co.,
360,000	FRN, 5.28%, 06/18/07	360,000
271,000	FRN, 5.31%, 07/05/07	271,000
175,000	FRN, 5.38%, 07/02/07	175,000
	Westpac Banking Corp.,
196,000	FRN, 5.30%, 07/06/07 (e)	196,000
160,000	FRN, 5.40%, 06/11/07	160,000

		10,333,119

	Diversified Financial Services — 8.3%
50,000	Allstate Life Global Funding Trusts, FRN, 5.32%, 07/05/07 (m)	50,000
	Beta Finance, Inc.,
335,000	FRN, 5.32%, 07/20/07 (e)	334,996
75,000	FRN, 5.33%, 06/08/07	75,000
50,000	FRN, 5.33%, 06/11/07 (e)	50,005
92,900	FRN, 5.37%, 06/08/07	92,900
	CC USA, Inc.,
200,000	FRN, 5.30%, 07/16/07 (e)	199,987
125,000	FRN, 5.31%, 07/11/07 (e)	124,995
200,000	FRN, 5.33%, 07/27/07 (e)	199,998
200,000	FRN, 5.34%, 06/25/07 (e)	200,039
40,535	FRN, 5.37%, 06/09/07 (e)	40,535
91,500	FRN, 5.41%, 09/04/07 (e)	91,498
	Dorada Finance, Inc.,
136,000	FRN, 5.30%, 07/16/07 (e)	135,991
250,000	FRN, 5.32%, 07/23/07 (e)	249,996
240,000	FRN, 5.32%, 07/25/07 (e)	239,996
85,000	FRN, 5.34%, 06/25/07 (e)	85,017
140,000	Five Finance, Inc., FRN, 5.30%, 07/11/07 (e)	139,991
	General Electric Capital Corp.,
220,000	FRN, 5.28%, 06/25/07	220,000
350,000	FRN, 5.36%, 06/07/07	350,000
468,000	FRN, 5.45%, 06/11/07	468,000
400,000	FRN, 5.45%, 06/18/07	400,000
	K2 (USA) LLC,
36,300	FRN, 5.28%, 06/15/07 (e)	36,300
100,000	FRN, 5.29%, 08/16/07 (e)	99,984
70,000	FRN, 5.30%, 07/11/07 (e)	69,988
82,500	FRN, 5.31%, 06/15/07 (e)	82,487
100,000	FRN, 5.31%, 07/06/07 (e)	99,999
125,000	FRN, 5.31%, 07/09/07 (e)	124,998
200,000	FRN, 5.32%, 07/20/07 (e)	199,997
40,000	FRN, 5.32%, 09/01/07 (e)	39,998
106,000	FRN, 5.33%, 06/11/07 (e)	105,999
300,000	FRN, 5.33%, 06/22/07 (e)	299,995
90,000	FRN, 5.33%, 08/06/07 (e)	89,998
150,000	FRN, 5.33%, 08/15/07 (e)	149,997
120,000	Premium Asset Trust, Series 03-05, FRN, 5.47%, 07/02/07 (e) (i)	120,000
	Sigma Finance, Inc.,
200,000	FRN, 5.31%, 06/11/07 (e)	200,000
150,000	FRN, 5.32%, 06/08/07 (e)	150,000
150,000	FRN, 5.32%, 07/06/07 (e)	150,003
300,000	FRN, 5.32%, 07/11/07 (e)	299,997
90,000	FRN, 5.32%, 08/01/07 (e)	89,997
200,000	FRN, 5.32%, 08/15/07 (e)	199,986
200,000	FRN, 5.32%, 08/15/07 (e)	199,986
197,000	FRN, 5.32%, 08/29/07 (e)	196,980
300,000	FRN, 5.40%, 06/04/07 (e)	299,970
50,000	Structured Asset Repackaged Trust, FRN, 5.40%, 10/15/07 (e) (i)	50,000
	Tango Finance Corp.,
139,000	FRN, 5.28%, 06/15/07 (e)	138,998
99,000	FRN, 5.28%, 06/25/07 (e)	98,993
100,000	FRN, 5.32%, 07/24/07 (e)	99,994
33,000	FRN, 5.32%, 08/15/07 (e)	32,998
60,000	FRN, 5.33%, 08/15/07 (e)	60,000

		7,536,586

	Total Corporate Notes (Cost $19,836,616)	19,836,616

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Funding Agreements — 0.8%
	Insurance — 0.8%
200,000	Metropolitan Life Insurance Co., FRN, 5.40%, 06/15/07 (i)	200,000
	New York Life Insurance Co.,
200,000	FRN, 5.39%, 07/25/07 (i)	200,000
300,000	FRN, 5.42%, 08/22/07 (i)	300,000

	Total Funding Agreements (Cost $700,000)	700,000

	Master Notes — 2.4%
	Citigroup Global Markets Holdings, Inc.,
250,000	FRN, 5.32%, 08/27/07	250,000
50,000	FRN, 5.38%, 08/27/07	50,000
500,000	FRN, 5.46%, 08/27/07	500,000
	Morgan Stanley
1,395,000	5.45%, 07/11/07 (i)	1,395,000

	Total Master Notes (Cost $2,195,000)	2,195,000

	Municipal Bonds — 0.1%
60,000	New York City, Taxable, Sub Series A-10, GO, VAR, FSA, Series A10, GO, VAR, FSA, 5.32%, 06/04/07	60,000

	Total Municipal Bonds (Cost $60,000)
	Repurchase Agreements — 11.9%
556,000	Banc of America Securities LLC, 5.31%, dated 05/31/07, due 06/01/07, repurchase price $556,082, collateralized by U.S. Government Agency Securities with a value of $567,120	556,000
700,000	Bank of America Corp., 5.35%, dated 05/31/07, due 06/01/07, repurchase price $700,104, collateralized by Corporate Bonds and Notes with a value of $721,000	700,000
200,000	Bank of America Corp., 5.35%, dated 05/31/07, due 06/01/07, repurchase price $200,030, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
600,000	Barclays Capital, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $600,089, collateralized by U.S. Government Agency Securities with a value of $618,000	600,000
200,000	Bear Stearns & Cos., Inc., 5.37%, dated 05/31/07, due 06/01/07, repurchase price $200,030, collateralized by U.S. Government Agency Securities with a value of $206,000	200,000
2,950,000	Citigroup, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $2,950,439, collateralized by Collateralized Mortgage Obligations with a value of $3,038,500	2,950,000
1,100,000	Deutsche Bank Securities, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $1,100,164, collateralized by U.S. Government Agency Securities with a value of $1,133,000	1,100,000
350,000	Goldman Sachs & Co., 5.35%, dated 05/31/07, due 06/01/07, repurchase price $350,052, collateralized by U.S. Government Agency Securities with a value of $359,296	350,000
600,000	Goldman Sachs & Co., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $600,089, collateralized by U.S. Government Agency Securities with a value of $613,576	600,000
1,000,000	Goldman Sachs & Co., 5.38%, dated 05/31/07, due 06/01/07, repurchase price 1,000,149, collateralized by U.S. Government Agency Securities with a value of $1,019,482	1,000,000
170,000	Greenwich Capital Markets, Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $170,025, collateralized by U.S. Government Agency Securities with a value of $175,103	170,000
1,360,000	Merrill Lynch & Co., Inc., 5.35%, dated 05/31/07, due 06/01/07, repurchase price $1,360,202, collateralized by U.S. Government Agency Securities with a value of $1,400,807	1,360,000
1,000,000	Merrill Lynch & Co., Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $1,000,149, collateralized by U.S. Government Agency Securities with a value of $1,030,000	1,000,000

	Total Repurchase Agreements (Cost $10,786,000)	10,786,000

	Time Deposits — 8.3%
1,000,000	ABN Amro Bank N.V., 5.26%, 06/01/07	1,000,000
330,000	Barclays Capital, Inc., 5.32%, 10/19/07	330,003
1,000,000	Deutsche Bank AG, 5.29%, 06/01/07	1,000,000
700,000	Dexia Bank, 5.32%, 06/01/07	700,000
200,000	Fortis Bank N.V., 5.33%, 06/01/07	200,000
	KEY Bank N.A.,
750,000	5.22%, 06/01/07	750,000
41,000	5.27%, 06/01/07	41,000
	Lehman Brothers Bankhaus AG,
399,500	5.34%, 09/04/07 (i)	399,500
150,000	5.37%, 08/22/07 (i)	150,000
	Lehman Brothers, Inc.,
175,000	5.28%, 06/06/07	175,000
224,000	5.36%, 12/03/07 (i)	224,000
100,000	5.38%, 08/02/07 (i)	100,000
	Societe Generale,
427,534	5.31%, 06/01/07	427,534
673,305	5.32%, 06/01/07	673,305
1,364,025	Wachovia Bank, N.A., 5.20%, 06/01/07	1,364,025

	Total Time Deposits (Cost $7,534,367)	7,534,367

	Total Investments — 101.2% (Cost $91,734,234)*	91,734,234
	Liabilities in Excess of Other Assets — (1.2)%	(1,060,542)

	NET ASSETS — 100.0%	$ 90,673,692

Percentages indicated are based on net assets.

ABBREVIATIONS:

*
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
FSA	Financial Security Assurance
GO	General Obligation
Rev.	Revenue Bond
VAR	Variable rate note. The interest rate shown is the rate in effect as of May 31, 2007.

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 92.5%
		Asset-Backed Securities — 3.2%
	1,000	GSAMP Trust, Series 2005-WMC2, Class A2B, FRN, 5.58%, 11/25/35 (m)	1,001
	1,000	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, FRN, 5.76%, 11/25/35 (m)	1,001
	250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, FRN, 5.87%, 12/25/35 (m)	252

		Total Asset-Backed Securities (Cost $2,250)	2,254

		Collateralized Mortgage Obligations — 5.0%
		Non-Agency CMO — 5.0%
		Adjustable Rate Mortgage Trust,
	294	Series 2005-12, Class 5A1, FRN, 5.57%, 03/25/36 (m)	295
	647	Series 2006-3, Class 4A11, FRN, 5.50%, 08/25/36 (m)	648
	487	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 5.61%, 10/19/45 (m)	489
		Harborview Mortgage Loan Trust,
	431	Series 2005-8, Class 1A2A, FRN, 5.65%, 09/19/35 (m)	432
	506	Series 2005-11, Class 2A1A, FRN, 5.63%, 08/19/45 (m)	508
	203	Series 2006-8, Class 2A1A, FRN, 5.51%, 08/21/36 (m)	203
	478	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, FRN, 5.63%, 10/25/36 (m)	478
	445	Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1, FRN, 5.51%, 04/25/46 (m)	446

		Total Collateralized Mortgage Obligations (Cost $3,491)	3,499

		Corporate Bonds — 1.9%
		Capital Markets — 1.1%
BRL	500	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (m)	268
	$500	Merrill Lynch & Co., Inc., FRN, 5.45%, 10/27/08 (m)	501

			769

		Commercial Banks — 0.3%
	200	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 6.10%, 09/21/07 (m)	200

		Diversified Financial Services — 0.1%
	105	Citigroup Funding, Inc., Zero Coupon, 05/12/08 (e)	105

		Diversified Telecommunication Services — 0.4%
	250	AT&T, Inc., FRN, 5.57%, 11/14/08 (m)	251

		Total Corporate Bonds (Cost $1,306)	1,325

		Foreign Government Securities — 0.6%
EGP	1,075	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egyptian Treasury Bill, Zero Coupon, 05/06/08)	176
ARS	800	Republic of Argentina (Argentina), Zero Coupon, 03/25/10	271

		Total Foreign Government Securities (Cost $460)	447

		Mortgage Pass-Through Security — 2.7%
	$1,850	Federal National Mortgage Association, Various Pools, TBA, 6.00%, 07/25/37	1,847

		(Cost $1,855)
		U.S. Treasury Obligations — 79.1%
		U.S. Treasury Inflation Indexed Bonds,
	2,184	2.38%, 01/15/25 (m)	2,135
	2,047	2.38%, 01/15/27 (m)	1,999
	581	3.88%, 04/15/29 (m)	713
		U.S. Treasury Inflation Indexed Notes,
	4,650	0.88%, 04/15/10 (m)	4,432
	4,044	1.63%, 01/15/15 (m)	3,795
	8,425	1.88%, 07/15/13 (m)	8,135
	5,849	1.88%, 07/15/15 (m)	5,582
	2,934	2.00%, 01/15/14 (m)	2,843
	2,602	2.00%, 01/15/16 (m)	2,498
	4,987	2.00%, 07/15/14 (m)	4,828
	4,655	2.38%, 04/15/11 (m)	4,629
	473	2.50%, 07/15/16	473
	4,597	3.00%, 07/15/12 (k) (m)	4,713
	2,348	3.50%, 01/15/11 (m)	2,431
	3,844	3.88%, 01/15/09 (m)	3,920
	1,813	4.25%, 01/15/10 (m)	1,892

		Total U.S. Treasury Obligations (Cost $56,016)	55,018

		Total Long-Term Investments (Cost $65,378)	64,390

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Number of Contracts		Security Description	Value ($)

		Options Purchased — 1.6%
		Call Options Purchased — 0.2%
	5	30 Day Federal Funds Futures, Expiring 07/31/07 @ $94.81, American Style	-(h)
	29	90 Day Eurodollar Futures, Expiring 06/18/07 @ $94.75, American Style	-(h)
	24	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.00, American Style	1
	27	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.75, American Style	-(h)
	8	90 Day Sterling Futures, Expiring 06/20/07 @ $94.75, American Style	-
	6	90 Day Sterling Futures, Expiring 06/20/07 @ $94.88, American Style	-
	60	90 Day Sterling Futures, Expiring 09/19/07 @ $94.38, American Style	-(h)
	8	90 Day Sterling Futures, Expiring 09/19/07 @ $94.50, American Style	-
	18	90 Day Sterling Futures, Expiring 12/19/07 @ $94.38, American Style	-(h)
	43,925	AUD Call/JPY Put Futures, Expiring 07/06/07 @ 1 AUD to 6.50 JPY, One Touch, European Style	-
	16,387	EUR Call/JPY Put Futures, Expiring 06/01/07 @ 1 EUR to 8.95 JPY, One Touch, European Style	-(h)
	10,000	EUR Call/PLN Put Futures, Expiring 09/07/07 @ 1 EUR to 4.25 PLN, Vanilla, European Style	-(h)
	89,974	EUR Call/USD Put Futures, Expiring 06/15/07 @ 1 EUR to 1.34 USD, Vanilla, European Style	-(h)
	19,152	EUR Call/ZAR Put Futures, Expiring 06/19/07 @ 1 EUR to 9.90 ZAR, KnockOut 8.70 ZAR, European Style	1
	9,852	Goldman Sachs International Call Futures, Expiring 08/01/07 @ $19.62, European Style	-(h)
	6,574	NZD Call/MXN Put Futures, Expiring 12/28/07 @ 1 NZD to 6 MXN, One Touch, European Style	-(h)
	39,119	USD Call/JPY Put Futures, Expiring 10/04/07 @ 1 USD to 117 JPY, Vanilla, European Style	1

			3

Notional Amount ($)

		Call Options Purchased on Interest Rate Swaps:
EUR	600	Expiring 02/27/09. If exercised the Fund receives 4.33% and pays floating 6 month EURIBOR expiring 03/03/39, European Style	63
	$12,685	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	99

			162

		Total Call Options Purchased	165

		Receiver/Payer Straddles on Interest Rate Swaps — 1.0%
	2,193	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	116
	13,425	Expiring 06/01/07. If exercised the Fund pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	89
	1,585	Expiring 06/04/07. If exercised the Fund pays/receives 5.07% and receives/pays floating 3 month LIBOR expiring 06/06/12, European Style	20
	922	Expiring 06/11/07. If exercised the Fund pays/receives 5.21% and receives/pays floating 3 month LIBOR expiring 06/13/17, European Style	18
	3,274	Expiring 06/13/07. If exercised the Fund pays/receives 4.99% and receives/pays floating 3 month LIBOR expiring 06/15/08, European Style	14
	4,093	Expiring 06/15/07. If exercised the Fund pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	15
	1,575	Expiring 06/25/07. If exercised the Fund pays/receives 5.30% and receives/pays floating 3 month LIBOR expiring 06/27/12, European Style	10
	7,816	Expiring 01/03/08. If exercised the Fund pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	38
	7,816	Expiring 01/03/08. If exercised the Fund pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	36
	11,536	Expiring 01/04/08. If exercised the Fund pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	61
	7,440	Expiring 01/07/08. If exercised the Fund pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	35
	13,495	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	40
	1,657	Expiring 03/05/10. If exercised the Fund pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	66
	1,155	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	62
	925	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	50

		Total Receiver/Payer Straddles on Interest Rate Swaps	670

Number of Contracts

		Put Options Purchased — 0.4%
	14	5 Year U.S. Treasury Note Futures, Expiring 06/22/07 @ $104.5, American Style	5
	5	5 Year U.S. Treasury Note Futures, Expiring 07/27/07 @ $104.5, American Style	2
	25	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.75, American Style	9
	18	90 Day Sterling Futures, Expiring 06/20/07 @ $94.00, American Style	-
	124,880	AUD Put/USD Call, Expiring 06/07/07 @ 1 AUD to 0.78 USD, Vanilla, European Style	-
	149,957	EUR Put/USD Call, Expiring 06/15/07 @ 1 EUR to 1.3 USD, Vanilla, European Style	-(h)
	12,674	EUR Put/USD Call, Expiring 06/25/07 @ 1 EUR to 1 USD, One Touch, European Style	-
	15,860	EUR Put/ZAR Call, Expiring 06/20/07 @ 1 EUR to 9.90 ZAR, Vanilla, European Style	2
	95,904	NZD Put/JPY Call, Expiring 01/23/08 @ 1 NZD to 75 JPY, Vanilla, European Style	-(h)
	36,671	NZD Put/MXN Call, Expiring 01/03/08 @ 1 NZD to 6.9 MXN, Vanilla, European Style	-
	39,119	USD Put/JPY Call, Expiring 10/04/07 @ 1 USD to 108 JPY, Vanilla, European Style	-(h)
	130,657	USD Put/JPY Call, Expiring 12/28/07 @ 1 USD to 110 JPY, KnockIn 122 JPY, European Style	-(h)

			18

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Notional Amount ($)		Security Description	Value ($)

		Put Options Purchased on Interest Rate Swaps:
	4,695	Expiring 06/15/07. If exercised the Fund pays 4.91% and receives floating 3 month LIBOR expiring 06/19/08, European Style	23
	323	Expiring 06/25/07. If exercised the Fund pays 5.43% and receives floating 3 month LIBOR expiring 06/27/17, European Style	2
	1,875	Expiring 06/29/07. If exercised the Fund pays 5.36% and receives floating 3 month LIBOR expiring 07/03/12, European Style	-
	3,935	Expiring 07/24/07. If exercised the Fund pays 5.51% and receives floating 3 month LIBOR expiring 07/26/12, European Style	7
	5,658	Expiring 08/20/07. If exercised the Fund pays 5.58% and receives floating 3 month LIBOR expiring 08/20/07, European Style	28
JPY	183,000	Expiring 08/31/07. If exercised the Fund pays 1.40% and receives floating 6 month JPY LIBOR expiring 09/04/09, European Style	-(h)
	7,185	Expiring 09/14/07. If exercised the Fund pays 4.84% and receives floating 3 month LIBOR expiring 09/18/08, European Style	37
	2,155	Expiring 11/19/07. If exercised the Fund pays 5.08% and receives floating 3 month LIBOR expiring 11/21/09, European Style	12
EUR	600	Expiring 02/27/09. If exercised the Fund pays 4.33% and receives floating 6 month EURIBOR expiring 03/03/39, European Style	12
	2,969	Expiring 02/16/10. If exercised the Fund pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	68
EUR	876	Expiring 07/11/16. If exercised the Fund pays 4.85% and receives floating 6 month EURIBOR expiring 07/13/36, European Style	56

			245

		Total Put Options Purchased	263

		Total Options Purchased (Cost $1,398)	1,098

Shares

		Short-Term Investments — 8.4%
		Investment Company — 8.2%
	5,680	JPMorgan Prime Money Market Fund (b) (m) (Cost $5,680)	5,680

Principal Amount ($)

		U.S. Treasury Security — 0.2%
	140	U.S. Treasury Bill, 5.08%, 08/09/07 (k) (m) (n) (Cost $139)	139

		Total Short-Term Investments (Cost $5,819)	5,819

		Total Investments — 102.5% (Cost $72,595)	71,307
		Other Liabilities in Excess of Assets — (2.5)%	(1,764)

		NET ASSETS — 100.0%	$69,543

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	10 Year Japan Bonds	June, 2007	$1,094	$(9)
3	10 Year Swap Future	June, 2007	312	(5)
11	Canada Bankers Acceptance	June, 2007	2,456	(3)
6	30 Day Federal Funds Future	August, 2007	2,369	(1)
4	2 Year U.S. Treasury Notes	September, 2007	815	(1)
67	5 Year U.S. Treasury Notes	September, 2007	6,997	(15)
49	10 Year U.S. Treasury Notes	September, 2007	5,212	(9)
5	Eurodollar	September, 2007	1,183	-(h )
6	U.K. Treasury Gilt	September, 2007	1,254	(2)
4	U.S. Treasury Bonds	September, 2007	437	(1)
1	Eurodollar	December, 2009	237	(1)
	Short Futures Outstanding
(11)	Euro-Bobl	June, 2007	(1,577)	22
(21)	Euro-Bund	June, 2007	(3,166)	15
(10)	Eurodollar	June, 2007	(2,366)	-(h )
(4)	2 Year U.S. Treasury Notes	September, 2007	(815)	1
(1)	10 Year U.S. Treasury Notes	September, 2007	(106)	-(h )
(26)	Euro Yen 3 Month TFX	December, 2007	(5,289)	4
(3)	Eurodollar	December, 2008	(712)	1

				$(4)

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/07			NET UNREALIZED APPRECIATION (DEPRECIATION)

147,356	AUD for
90,353	EUR	08/16/07	$122	$122	#	$	-(h )

142,963	AUD for
718,698	NOK	08/16/07	119	118	#		(1)

3,629	AUD	06/21/07	3	3			-(h )

540,227	AUD	08/16/07	447	446			(1)

131,013	CAD for
142,931	CHF	08/16/07	117	123	#		6

9,719	CAD for
62,746	SEK	06/21/07	9	9	#		-(h )

19,446	CAD	06/21/07	17	18			1

30,117	CAD	08/16/07	27	28			1

139,631	CHF for
128,072	CAD	08/16/07	120	115	#		(5)

716,441	CHF for
436,548	EUR	08/16/07	589	588	#		(1)

2,023,705	CHF	08/16/07	1,674	1,662			(12)

113,116	EUR for
185,930	CHF	08/16/07	153	153	#		-(h )

84,903	EUR for
58,015	GBP	08/16/07	115	115	#		-(h )

180,000	EUR	06/21/07	242	242			-(h )

1,332,484	EUR	08/16/07	1,809	1,798			(11)

49,535	GBP for
119,609	AUD	08/16/07	99	98	#		(1)

20,242	GBP for
29,677	EUR	06/21/07	40	40	#		-(h )

17,138	GBP for
4,042,531	JPY	08/16/07	34	34	#		-(h )

717,555	GBP	08/16/07	1,425	1,420			(5)

638,342	JPY for
6,432	AUD	06/21/07	5	5	#		-(h )

1,251,159	JPY for
12,296	CAD	06/21/07	12	10	#		(2)

39,601,241	JPY for
244,122	EUR	08/16/07	329	329	#		-(h )

9,684,541	JPY for
112,859	NZD	08/16/07	83	80	#		(3)

35,792,427	JPY	08/16/07	302	297			(5)

250,756	MXN	06/21/07	22	23			1

6,606,188	MXN	08/16/07	609	612			3

1,114,969	NOK for
137,403	EUR	08/16/07	185	185	#		-(h )

1,214,108	NOK for
2,244,765	MXN	08/16/07	208	202	#		(6)

1,966,787	NOK	08/16/07	328	327			(1)

11,527	NZD for
9,243	CAD	06/21/07	9	8	#		(1)

347,182	NZD	08/16/07	253	255			2

556,888	PLN	06/21/07	190	197			7

1,084,531	SEK for
118,964	EUR	08/16/07	160	157	#		(3)

48,867	SEK	06/21/07	7	7			-(h )

1,915,581	SEK	08/16/07	283	278			(5)

40,973	ZAR for
4,240	EUR	06/21/07	6	6	#		-(h )

41,411	ZAR	06/21/07	6	6			-(h )

			$10,158	$10,116			$(42)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/07			NET UNREALIZED APPRECIATION (DEPRECIATION)

33,110	AUD	06/21/07	$26	$27			$(1)

564,416	AUD	08/16/07	465	466			(1)

24,833	CAD	06/21/07	21	23			(2)

848,601	CAD	08/16/07	768	795			(27)

40,000	CHF	06/21/07	33	33			-(h )

2,497,434	CHF	08/16/07	2,066	2,051			15

136,318	EUR	06/21/07	181	184			(3)

1,726,840	EUR	08/16/07	2,345	2,330			15

33,387	GBP	06/21/07	65	66			(1)

174,186	GBP	08/16/07	345	344			1

3,669,563	JPY	06/21/07	32	30			2

187,383,770	JPY	08/16/07	1,576	1,555			21

250,751	MXN	06/21/07	23	23			-(h )

4,361,423	MXN	08/16/07	397	404			(7)

324,008	NOK	08/16/07	54	54			-(h )

15,000	NZD	06/21/07	11	11			-(h )

253,582	NZD	08/16/07	184	186			(2)

556,888	PLN	06/21/07	201	197			4

916,702	SEK	08/16/07	136	133			3

			$8,929	$8,912			$17

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 05/31/07 of the currency being sold and the value at 05/31/07 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

$(3,500)	FNMA, TBA, 5.00%, 07/25/36	$(3,330)
(2,250)	FNMA, TBA, 5.50%, 07/15/36	(2,196)
(1,950)	FNMA, TBA, 5.50%, 06/25/37	(1,904)
(5,450)	FNMA, TBA, 6.00%, 06/25/37	(5,443)

	(Proceeds received $12,910)	$(12,873)

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

90 Day Eurodollar Future, American Style	$95.00	06/18/07	13	$	-(h	)
90 Day Eurodollar Future, American Style	95.13	06/18/07	16		-(h	)
90 Day Eurodollar Future, American Style	95.50	09/17/07	24		-(h	)
90 Day Eurodollar Future, American Style	96.00	09/17/07	54		(1)
90 Day Sterling Future, American Style	95.13	06/20/07	14		-
90 Day Sterling Future, American Style	94.63	09/19/07	16		-
EUR Call/PLN Put, Vanilla, European Style	4.60	09/07/07	10,000		-(h	)
Federal Funds Future, American Style	95.00	07/31/07	5		-(h	)

(Premiums received of $13)					$(1)

Call Options Written on Interest Rate Swaps *

COUNTERPARTY	EXERCISE RATE	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Goldman Sachs Capital Management	4.74% semi-annually (1)	06/01/07	06/05/08	$13,425	$-
Merrill Lynch Capital Services	4.46% semi-annually (1)	03/15/10	03/17/12	8,185	(27)
Union Bank of Switzerland AG	6.63% quarterly (2)	12/20/07	12/22/08	AUD 8,500	(9)

(Premiums received of $69)					$(36)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

5 Year U.S. Treasury Note Futures	$103.50	06/22/07	28	$(2)
5 Year U.S. Treasury Note Futures	103.50	07/27/07	10	(1)
90 Day Sterling Future, American Style	94.00	12/19/07	18	(9)
NZD Put/JPY Call, Vanilla, European Style	70.00	01/23/08	95,904	-(h )

(Premiums received of $7)				$(12)

Put Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America	5.99% semi-annually (3)	11/02/09	11/04/19	$12,685	$(219)
Barclays Bank plc	2.22% semi-annually (4)	08/31/07	09/04/17	JPY 39,000	-(h )
Citbank, N.A.	5.66% semi-annually (3)	07/24/07	07/26/12	$7,870	(5)
Goldman Sachs Capital Management	5.33% semi-annually (3)	06/18/07	06/20/17	2,131	(23)
Merrill Lynch Capital Services	5.46% semi-annually (3)	03/15/10	03/17/12	8,185	(64)
Union Bank of Switzerland AG	5.34% semi-annually (3)	06/29/07	07/03/09	4,354	-

(Premiums received of $307)					$(311)

Receiver/Payer Straddle on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE **	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	$3,720	$(172)
Barclays Bank plc	5.30% semi-annually	03/22/12	03/26/17	3,290	(152)
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	11,571	(106)
Bear Stearns	5.24% semi-annually	01/04/10	01/06/20	1,176	(76)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	1,937	(101)
Goldman Sachs Capital Management	5.51% semi-annually	05/09/12	05/11/22	1,830	(139)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	8,185	(148)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	947	(126)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	975	(65)

(Premiums received of $1,204)					$(1,085)

(1)	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.
(2)	The Fund would receive a floating rate based on 3-month AUD-BBR, if exercised.
(3)	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
(4)	The Fund would pay a floating rate based on 6-month JPY LIBOR, if exercised.
*	European Style
**	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount		Value

Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19		$6,362	$141
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	04/30/08		12,695	21
Barclays Bank plc	6 month GBP LIBOR semi-annually	6.06% semi-annually	05/30/09	GBP	1,100	(1)
Barclays Bank plc	5.62% semi-annually	6 month GBP LIBOR semi-annually	05/30/17	GBP	270	1
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18		$5,177	107
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20		974	(15)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32		167	7
BNP Paribas	3 month JIBAR quarterly	8.24% quarterly	02/21/12	ZAR	1,750	(7)
BNP Paribas	4.18% annually	6 month EURIBOR semi-annually	02/23/12	EUR	170	4
BNP Paribas	3 month JIBAR quarterly	8.40% quarterly	02/28/12	ZAR	2,070	(6)
BNP Paribas	4.10% annually	6 month EURIBOR semi-annually	03/02/12	EUR	200	6
BNP Paribas	3 month JIBAR quarterly	8.49% quarterly	05/11/12	ZAR	2,320	(5)
BNP Paribas	4.37% annually	6 month EURIBOR semi-annually	05/15/12	EUR	230	4
Citbank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	05/21/12		$795	(7)
Citbank, N.A.	3 month LIBOR quarterly	5.22% semi-annually	05/22/12		400	(2)
Citbank, N.A.	3 month LIBOR quarterly	5.29% semi-annually	05/25/12		390	(1)
Citibank, N.A.	0.92% semi-annually	6 month JPY LIBOR semi-annually	12/07/08	JPY	299,000	-(h )
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.05% semi-annually	03/10/09	JPY	243,000	(3)
Citibank, N.A.	0.90% semi-annually	6 month JPY LIBOR semi-annually	03/16/09	JPY	77,000	2
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.30% semi-annually	03/20/12	JPY	100,000	(7)
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.77% semi-annually	12/07/16	JPY	64,000	(2)
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.71% semi-annually	03/16/17	JPY	17,000	(2)
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.86% semi-annually	05/29/17	JPY	88,840	(3)
Credit Suisse International	6 month EURIBOR semi-annually	4.31% annually	03/13/37	EUR	20	13
Credit Suisse International	3 month LIBOR quarterly	5.14% semi-annually	06/15/08		$1,166	(3)
Credit Suisse International	3 month LIBOR quarterly	5.30% semi-annually	06/15/08		2,546	(3)
Credit Suisse International	3 month LIBOR quarterly	5.19% semi-annually	01/07/09		4,176	(5)
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	01/08/09		2,213	(7)
Credit Suisse International	3 month LIBOR quarterly	5.06% semi-annually	01/08/09		1,963	(5)
Credit Suisse International	3 month LIBOR quarterly	5.32% semi-annually	01/08/09		4,340	-
Credit Suisse International	3 month LIBOR quarterly	4.98% semi-annually	01/09/09		3,146	(10)
Credit Suisse International	6 month GBP LIBOR semi-annually	5.66% semi-annually	02/21/09	GBP	1,430	(19)
Credit Suisse International	5.31% semi-annually	3 month LIBOR quarterly	03/17/12		$2,586	3
Credit Suisse International	4.34% annually	6 month EURIBOR semi-annually	04/26/12	EUR	220	4
Credit Suisse International	5.60% semi-annually	3 month LIBOR quarterly	01/06/17		$620	-
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32		85	1
Credit Suisse International	6 month EURIBOR semi-annually	4.65% annually	05/16/39	EUR	200	(5)
Deutsche Bank AG, New York	JPY-TONA-OIS-COMPOUND quarterly	0.63% quarterly	09/19/07	JPY	420,000	-(h )
Deutsche Bank AG, New York	0.92% quarterly	JPY-TONA-OIS-COMPOUND quarterly	06/18/08	JPY	420,000	1
Deutsche Bank AG, New York	0.96% semi-annually	6 month JPY LIBOR semi-annually	12/08/08	JPY	303,000	(1)
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	1.15% semi-annually	04/21/09	JPY	163,000	(2)
Deutsche Bank AG, New York	3 month JIBAR quarterly	8.51% quarterly	04/24/12	ZAR	2,380	(5)
Deutsche Bank AG, New York	1.84% semi-annually	6 month JPY LIBOR semi-annually	09/05/16	JPY	76,000	-(h )
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	1.79% semi-annually	12/08/16	JPY	65,000	(2)
Deutsche Bank AG, New York	1.80% semi-annually	6 month JPY LIBOR semi-annually	12/12/16	JPY	81,000	2
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.14% semi-annually	02/13/17		$1,100	(19)
Deutsche Bank AG, New York	1.84% semi-annually	6 month JPY LIBOR semi-annually	04/11/17	JPY	26,000	1
Deutsche Bank AG, New York	Australian Consumer Price Index annually	3.14% annually	08/11/21	AUD	450	(7)
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	2.36% semi-annually	09/05/26	JPY	43,000	3
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	2.25% semi-annually	12/12/26	JPY	46,000	(3)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32		$108	1
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08		6,510	(8)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.34% semi-annually	06/05/08		6,915	(6)
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.93% semi-annually	01/07/09		3,638	(13)
Goldman Sachs Capital Management	4.17% annually	6 month EURIBOR semi-annually	02/08/12	EUR	460	11
Goldman Sachs Capital Management	6 month WIBOR semi-annually	4.94% annually	02/08/12	PLN	1,810	(7)
Goldman Sachs Capital Management	6 month JPY LIBOR semi-annually	1.81% semi-annually	04/27/17	JPY	34,000	(2)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.18% semi-annually	05/11/17		$503	(11)
HSBC Bank plc	6 month GBP LIBOR semi-annually	5.61% semi-annually	03/02/09	GBP	1,450	(22)
HSBC Bank plc	3 month JIBAR quarterly	8.99% quarterly	05/04/09	ZAR	10,340	(7)
HSBC Bank plc	5.17% semi-annually	6 month GBP LIBOR semi-annually	03/02/17	GBP	100	(1)
HSBC Bank plc	8.12% quarterly	3 month JIBAR quarterly	05/04/17	ZAR	2,790	8
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08		$3,510	(3)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.20% semi-annually	06/15/08		3,655	(8)
Merrill Lynch Capital Services	5.15% semi-annually	3 month LIBOR quarterly	03/17/12		1,426	6
Morgan Stanley Capital Services	6 month GBP LIBOR semi-annually	5.21% semi-annually	10/06/08	GBP	910	(21)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.62% annually	01/29/09	PLN	5,090	(9)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.88% annually	04/06/09	PLN	18,595	(17)
Morgan Stanley Capital Services	7.26% annually	6 month BUBOR semi-annually	04/19/09	HUF	242,200	-(h )
Morgan Stanley Capital Services	7.25% annually	6 month BUBOR semi-annually	04/23/09	HUF	166,600	-(h )
Morgan Stanley Capital Services	3 month AUD-BBR quarterly	6.67% quarterly	05/30/09	AUD	4,850	-(h )
Morgan Stanley Capital Services	3 month GBP LIBOR quarterly	5.93% annually	06/17/09	GBP	1,500	(8)
Morgan Stanley Capital Services	3 month AUD BBR quarterly	6.63% quarterly	05/31/10	AUD	1,640	-(h )
Morgan Stanley Capital Services	99.00% quarterly	3 month AUD BBR quarterly	01/25/11	AUD	6,760	1
Morgan Stanley Capital Services	2.66% semi-annually	USCPI semi-annually	04/23/14		$870	5
Morgan Stanley Capital Services	2.68% annually	USCPI annually	05/17/14		120	-(h )
Morgan Stanley Capital Services	UKRPI annually	2.99% annually	05/25/16	GBP	400	(14)
Morgan Stanley Capital Services	UKRPI annually	3.11% annually	08/15/16	GBP	100	7
Morgan Stanley Capital Services	4.92% semi-annually	6 month GBP LIBOR semi-annually	10/06/16	GBP	440	48
Morgan Stanley Capital Services	5.03% annually	6 month WIBOR semi-annually	01/29/17	PLN	1,230	9
Morgan Stanley Capital Services	5.15% annually	6 month WIBOR semi-annually	04/06/17	PLN	4,511	22
Morgan Stanley Capital Services	6 month BUBOR semi-annually	6.60% annually	04/19/17	HUF	60,500	1
Morgan Stanley Capital Services	6 month BUBOR semi-annually	6.59% annually	04/23/17	HUF	43,230	-(h )
Morgan Stanley Capital Services	6 month EURIBOR semi-annually	4.30% annually	10/04/36	EUR	200	8
Morgan Stanley Capital Services	3 month LIBOR quarterly	5.09% semi-annually	12/05/36		$450	(13)
Morgan Stanley Capital Services	4.05% annually	6 month EURIBOR semi-annually	12/05/36	EUR	280	21
Morgan Stanley Capital Services	3.03% annually	UKRPI annually	05/25/46	GBP	130	11
Morgan Stanley Capital Services	3.13% annually	UKRPI annually	08/15/46	GBP	40	1
Union Bank of Switzerland AG	JPY-TONA-OIS-COMPOUND quarterly	0.67% quarterly	09/20/07	JPY	1,196,000	(1)
Union Bank of Switzerland AG	JPY-TONA-OIS-COMPOUND quarterly	0.65% quarterly	09/20/07	JPY	988,000	3
Union Bank of Switzerland AG	0.95% quarterly	JPY-TONA-OIS-COMPOUND quarterly	06/19/08	JPY	988,000	(2)
Union Bank of Switzerland AG	0.98% quarterly	JPY-TONA-OIS-COMPOUND quarterly	06/19/08	JPY	1,196,000	3
Union Bank of Switzerland AG	0.89% semi-annually	6 month JPY LIBOR semi-annually	11/10/08	JPY	296,608	4
Union Bank of Switzerland AG	0.92% semi-annually	6 month JPY LIBOR semi-annually	02/19/09	JPY	219,000	3
Union Bank of Switzerland AG	5.24% semi-annually	3 month LIBOR quarterly	05/23/09		$890	1
Union Bank of Switzerland AG	1.42% semi-annually	6 month JPY LIBOR semi-annually	05/17/12	JPY	34,000	1
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	1.89% semi-annually	11/10/16	JPY	64,000	1
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	1.88% semi-annually	02/19/17	JPY	47,000	1
Union Bank of Switzerland AG	1.72% semi-annually	6 month JPY LIBOR semi-annually	03/26/17	JPY	25,000	3
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	1.81% semi-annually	05/23/17	JPY	21,500	(2)

						$169

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value

Dow Jones CDX.NA.IG.8, 06/20/12 (1)	Lehman Brothers Special Financing	Buy	35 BPS quarterly	06/20/12	$2,500	$(2)
Dow Jones CDX.NA.IG.HVOL.8, 06/20/12 (2)	Lehman Brothers Special Financing	Sell	75 BPS quarterly	06/20/12	600	(3)
Dow Jones CDX.NA.IG.HVOL.8, 06/20/12 (3)	Lehman Brothers Special Financing	Buy	75 BPS quarterly	06/20/12	4,000	20
Gazprom, 8.63%, 04/28/34	Barclays Bank plc	Sell	156 BPS semi-annually	10/20/10	1,000	42
Federal Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	140	(3)
Federal Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	400	(11)
Federal Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	800	(64)
Federal Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	140	4
Federal Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	140	4
Federal Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	350	(10)
Federal Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	300	(27)
Federal Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	100	(11)
Federal Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	280	(7)
Federal Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	295	(7)
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	430	18
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	400	15
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	430	(20)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	400	(17)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	70	1
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	176 BPS semi-annually	02/20/11	300	8
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	50	1
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11	1,150	50
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	160	4
KazkommertsBank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS quarterly	03/20/12	70	1
KazkommertsBank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	140	-(h )
KazkommertsBank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	480	3
KazkommertsBank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	160	1
Petroleos De Venezuela PDVSA, 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	220	2
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	800	51
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	280	(7)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	300	23
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	100	10
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	300	(3)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	310	(4)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	40	-(h )
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	150	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Citbank, N.A.	Sell	60 BPS semi-annually	03/20/12	170	2
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	320	3
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	310	3
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	130	2
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	790	1
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	790	(1)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	310	(1)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	170	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	300	(3)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	310	(3)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	40	-(h )
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	150	(1)
Russian Agricultural Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	60	1
Russian Agricultural Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	610	4
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	77 BPS semi-annually	10/20/10	1,000	(18)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	70	-(h )
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	280	2
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	60	-(h )
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	53 BPS semi-annually	02/20/11	300	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	700	6
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	800	6
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	50	-(h )
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	1,250	11
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11	1,150	(18)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	160	(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	610	(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	560	3
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	590	3
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	3,430	(9)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	1,540	27
United Mexican States, 7.50%, 04/08/33	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	1,250	(13)
VTB Capital Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	320	1
VTB Capital Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS quarterly	05/20/12	140	1

						$62

(1)	Premium received of $1
(2)	Premium received of $3
(3)	Premium paid of $24

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Value

Bank of America (2)	FHLMC, 5.00%, 02/16/17	$100.24	06/14/07	$825	$(18)
Credit Suisse International (2)	U.S. Treasury TIPS, 2.00%, 01/15/26	91.59	06/26/07	6,900	(146)
Credit Suisse International (2)	U.S. Treasury TIPS, 3.88%, 04/15/29	121.93	06/26/07	5,405	(191)
Deutsche Bank AG, New York (1)	FHLMC, 5.00%, 02/16/17	98.55	06/14/07	825	4
Deutsche Bank AG, New York (1)	FNMA, 5.00%, 02/13/17	100.28	06/28/07	1,100	25

					$(326)

(1)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(2)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount	Value

Citbank, N.A.	National Bank of Republic of Kazakhstan 06/04/07	National Bank of Republic of Kazakhstan 06/04/07	3 Month LIBOR	06/04/07	$202	$5
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 12.5 BPS	Lehman AAA 8.5 Year + CMBS Index	06/01/07	1,100	1
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 25 BPS	Lehman AAA 8.5 Year + CMBS Index	07/01/07	1,200	1
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 40 BPS	Lehman AAA 8.5 Year + CMBS Index	08/01/07	1,200	1
Morgan Stanley Capital Services	TCB, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS	TCB, 7.30%, 02/26/09	02/26/09	100	1
Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	OGK/Rushydro’s 12/13/13	3 Month LIBOR + 20 BPS	12/25/10	500	16

						$25

Forward Rate Agreements

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount		Value

BNP Paribas	3 month STIBOR quarterly	3.65% quarterly	09/19/07	SEK	46,000	$	-(h	)
BNP Paribas	4.08% quarterly	3 month EURIBOR quarterly	09/19/07	EUR	5,000		1
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.26% quarterly	09/17/07		$27,350		(5)
Merrill Lynch Capital Services	4.67% quarterly	3 month LIBOR quarterly	06/16/08		19,340		23

							$19

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

ARS	Argentine Peso
AUD	Australian Dollar
AUD-BBR	Australia Bank Bill Rate
BPS	Basis Points
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CMBS	Commercial Mortgage Backed Security
CMO	Collateralized Mortgage Obligation
EGP	Egyptian Pound
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
GBP	British Pound
HUF	Hungarian Forint
JIBAR	Johannesburg Interbank Offered Rate
JPY	Japanese Yen
JPY-TONA-OIS-COMPOUND	Tokyo Overnight Index Rate
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UKRPI	United Kingdom Retail Price Index
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$236
Aggregate gross unrealized depreciation	(1,524)

Net unrealized appreciation/depreciation	$(1,288)

Federal income tax cost of investments	$72,595

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 96.9%
	Asset-Backed Securities — 18.2%
1,689	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	1,693
	AmeriCredit Automobile Receivables Trust,
2,935	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,894
4,615	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	4,600
260	Asset Backed Funding Corp. NIM Trust (Cayman Islands), Series 2005-WMC1, Class N1, 5.90%, 07/26/35 (e) (m)	259
4,158	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.62%, 07/25/36 (m)	4,161
3,500	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.55%, 11/15/11 (m)	3,501
	Capital One Auto Finance Trust,
683	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	679
5,500	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	5,499
12,000	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	11,950
13,750	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	13,668
4,650	Capital One Multi-Asset Execution Trust, Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	4,638
6,600	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 07/15/12 (m)	6,542
	CARSS Finance LP (Cayman Islands),
69	Series 2004-A, Class B1, 5.60%, 01/15/11 (e) (m)	69
77	Series 2004-A, Class B2, 6.27%, 01/15/11 (e) (m)	77
5,600	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.54%, 01/09/12 (m)	5,597
	Citigroup Mortgage Loan Trust, Inc.,
5,650	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,566
10,250	Series 2006-WFH2, Class A2A, FRN, 5.47%, 08/25/36 (m)	10,241
945	Series 2007-WFH2, Class M7, FRN, 7.27%, 03/25/37 (m)	945
3,693	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	3,664
	Countrywide Asset-Backed Certificates,
4,707	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	4,650
3,750	Series 2006-3, Class 2A2, FRN, 5.50%, 06/25/36 (m)	3,752
9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	9,004
	First Franklin Mortgage Loan Asset Backed Certificates,
5,450	Series 2006-FF4, Class A2, FRN, 5.51%, 03/25/36 (m)	5,445
6,000	Series 2006-FF11, Class 2A3, FRN, 5.47%, 08/25/36 (m)	5,994
12,000	Ford Credit Auto Owner Trust, Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	11,959
12,000	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.47%, 08/25/36 (m)	11,987
9,885	GS Auto Loan Trust, Series 2006-1, Class A3, 5.37%, 12/15/10 (m)	9,879
9,000	GSAA Trust, Series 2006-11, Class 2A2, FRN, 5.48%, 07/25/36 (m)	9,014
7,000	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.68%, 02/25/36 (m)	6,995
2,100	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.02%, 10/20/14 (e) (m)	2,100
9,500	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.42%, 07/15/21 (e) (m)	9,494
6,550	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.50%, 07/25/36 (m)	6,548
	Household Automotive Trust,
962	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	952
9,000	Series 2006-2, Class A3, 5.61%, 08/17/11 (m)	9,025
7,000	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	7,025
	HSI Asset Securitization Corp. Trust,
8,300	Series 2006-OPT1, Class 2A3, FRN, 3.69%, 12/25/35 (m)	8,302
8,650	Series 2006-OPT2, Class 2A3, FRN, 5.51%, 01/25/36 (m)	8,618
7,100	Hyundai Auto Receivables Trust, Series 2006-B, Class A3, 5.11%, 04/15/11 (m)	7,078
	Long Beach Mortgage Loan Trust,
4,000	Series 2004-3, Class M1, FRN, 5.89%, 07/25/34 (m)	4,025
8,850	Series 2006-2, Class 2A3, FRN, 5.51%, 03/25/36 (m)	8,854

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

2,400	Series 2006-5, Class M1, FRN, 5.60%, 06/25/36 (m)	2,397
2,000	Series 2006-5, Class M2, FRN, 5.62%, 06/25/36 (m)	1,999
4,500	Series 2006-8, Class 2A3, FRN, 5.48%, 09/25/36 (m)	4,486
2,551	Series 2006-8, Class M2, FRN, 5.63%, 09/25/36 (m)	2,549
1,500	Series 2006-9, Class M2, FRN, 5.63%, 10/25/36 (m)	1,499
7,250	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.51%, 01/25/36 (m)	7,236
4,300	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.52%, 01/25/37 (m)	4,298
1,750	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.62%, 09/25/36 (m)	1,750
2,937	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	2,912
1,169	Onyx Acceptance Grantor Trust, Series 2003-D, Class A4, 3.20%, 03/15/10 (m)	1,156
6,200	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.52%, 02/25/36 (m)	6,201
8,000	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.51%, 03/25/36 (m)	7,995
6,150	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.50%, 12/25/35 (m)	6,150
6,000	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.61%, 07/25/36 (m)	6,004
	Triad Auto Receivables Owner Trust,
1,699	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	1,673
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	7,985
10,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.01%, 06/15/11 (m)	9,952
6,500	Volkswagen Auto Lease Trust, Series 2006-4, Class A3, 5.50%, 09/20/09 (m)	6,506
806	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	797
11,500	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A4, 5.08%, 04/20/12 (e) (m)	11,429
5,000	Wells Fargo Home Equity Trust, Series 2006-2, Class M1, FRN, 5.59%, 07/25/36 (m)	4,996
1,625	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10 (m)	1,612

	Total Asset-Backed Securities (Cost $339,055)	338,525

	Collateralized Mortgage Obligations — 9.3%
	Agency CMO — 4.0%
	Federal Home Loan Mortgage Corp. REMICS,
45,938	Series 239, Class S30, IF, IO, 2.38%, 08/01/36 (m)	3,766
42,310	Series 240, Class S22, IF, IO, 1.83%, 07/01/36 (m)	3,362
8,554	Series 2564, Class LS, IF, IO, 2.33%, 01/15/17 (m)	404
7,567	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	153
4,548	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	460
4,537	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	150
1,236	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	56
21,780	Series 2791, Class SI, IF, IO, 1.83%, 12/15/31 (m)	1,280
8,890	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	543
10,494	Series 2814, Class S, IF, IO, 1.78%, 10/15/30 (m)	396
12,467	Series 2850, Class SM, IF, IO, 1.83%, 12/15/30 (m)	518
8,419	Series 2852, Class IO, IO, 5.00%, 11/15/25 (m)	698
7,835	Series 2894, Class S, IF, IO, 1.88%, 03/15/31 (m)	421
9,710	Series 2980, Class LI, IO, 5.50%, 04/15/25 (m)	744
12,286	Series 3019, Class FN, FRN, 5.62%, 08/15/35 (m)	12,305
17,159	Series 3126, Class BS, IF, IO, 1.88%, 02/15/36 (m)	1,421
	Federal National Mortgage Association REMICS,
36,925	Series 367, Class 2, IO, 5.50%, 01/01/36 (m)	9,629
2,314	Series 2003-3, Class HS, IF, IO, 2.33%, 09/25/16 (m)	101
11,597	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	531
4,176	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	302
10,447	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	10,541
3,876	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	3,912
9,243	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	9,328
10,725	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	10,824
40,000	Series 2007-55, Class S, IF, IO, 1.44%, 06/25/37 (m)	1,813
	Government National Mortgage Association,
21,028	Series 2003-85, Class CS, IF, IO, 1.88%, 02/20/24 (m)	578
495	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	12
8,688	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	414
185	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	2

		74,664

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Non-Agency CMO — 5.3%
125	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	124
3,194	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	3,168
4,605	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,564
1,816	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,803
14,338	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	14,193
7,959	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,790
4,315	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,274
4,166	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	4,141
	Residential Accredit Loans, Inc.,
4,154	Series 2005-QS17, Class A10, 6.00%, 12/25/35 (m)	4,147
8,409	Series 2006-QS10, Class 1A1, 6.00%, 08/25/36 (m)	8,402
12,878	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	12,810
3,432	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36 (m)	3,423
5,927	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	5,873
4,882	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.98%, 06/25/34 (m)	4,856
7,804	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	7,756
	Wells Fargo Mortgage Backed Securities Trust,
3,127	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33 (m)	3,091
1,653	Series 2004-F, Class A8, FRN, 4.73%, 06/25/34 (m)	1,629
6,033	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34 (m)	6,026

		98,070

	Total Collateralized Mortgage Obligations (Cost $172,807)	172,734

	Commercial Mortgage-Backed Securities — 11.0%
2,050	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,999
3,950	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2, 5.21%, 02/11/44 (m)	3,891
16,832	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	16,709
2,250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A, 5.24%, 12/11/49 (m)	2,224
9,650	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A2, VAR, 5.51%, 02/15/39 (m)	9,658
	CS First Boston Mortgage Securities Corp.,
7,650	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	7,876
11,500	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	11,751
4,800	Series 2002-CKN2, Class A3, 6.13%, 04/15/37 (m)	4,912
6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,058
	Greenwich Capital Commercial Funding Corp.,
4,500	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	4,328
4,100	Series 2005-GG3, Class A2, 4.31%, 08/10/42 (m)	3,994
8,100	Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	8,044
11,850	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	11,656
	LB-UBS Commercial Mortgage Trust,
5,000	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,919
11,000	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	10,762
2,300	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	2,220
11,800	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	11,431
1,800	Series 2006-C1, Class A2, 5.08%, 02/15/31 (m)	1,780
10,600	Series 2006-C6, Class A2, 5.26%, 09/15/39 (m)	10,505
13,000	Series 2007-C1, Class A2, 5.32%, 02/15/40 (m)	12,889
	Merrill Lynch Mortgage Trust,
2,550	Series 2005-CKI1, Class A2, VAR, 5.22%, 11/12/37 (m)	2,537
10,000	Series 2006-C1, Class A2, VAR, 5.61%, 05/12/39 (m)	10,059
	Morgan Stanley Capital I,
8,852	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	8,903
6,400	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	6,326
5,000	Series 2006-T23, Class A2, VAR, 5.74%, 08/12/41 (m)	5,056
11,150	Series 2007-IQ14, Class A2, 5.61%, 04/15/49 (m)	11,146
	Wachovia Bank Commercial Mortgage Trust,

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

9,200	Series 2005-C17, Class A2, 4.78%, 03/15/42 (m)	9,043
2,800	Series 2007-C30, Class A3, 5.25%, 12/15/43 (m)	2,759

	Total Commercial Mortgage-Backed Securities (Cost $205,873)	203,435

	Corporate Bonds — 32.8%
	Air Freight & Logistics — 0.2%
3,950	FedEx Corp., FRN, 5.44%, 08/08/07 (m)	3,951

	Automobiles — 0.2%
3,000	DaimlerChrysler NA Holding Corp., 5.75%, 05/18/09 (m)	3,019

	Beverages — 0.3%
5,400	Miller Brewing Co., 4.25%, 08/15/08 (e) (m)	5,318

	Capital Markets — 4.2%
5,700	Bear Stearns Cos., Inc. (The), Series B, 4.55%, 06/23/10 (m)	5,564
	Goldman Sachs Group, Inc. (The),
3,050	5.30%, 02/14/12 (m)	3,020
3,000	FRN, 5.43%, 12/23/09 (m)	3,002
3,300	FRN, 5.44%, 06/23/09 (m)	3,303
8,900	Series B, FRN, 5.44%, 12/22/08 (m)	8,911
2,500	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter VAR, 11/29/49 (m)	2,473
	Lehman Brothers Holdings, Inc.,
4,000	7.88%, 08/15/10 (m)	4,280
18,000	FRN, 5.46%, 11/16/09 (m)	18,005
16,200	Links Finance LLC, FRN, 5.60%, 09/15/08 (e) (i)	16,213
10,000	Merrill Lynch & Co., Inc., FRN, 5.45%, 08/14/09 (m)	10,005
2,270	Morgan Stanley, Series G, FRN, 5.47%, 02/09/09 (m)	2,273

		77,049

	Chemicals — 0.5%
4,000	Huntsman LLC, 11.50%, 07/15/12 (m)	4,440
3,860	Nalco Co., 7.75%, 11/15/11 (m)	3,995

		8,435

	Commercial Banks — 6.0%
4,300	Artesia Bank S.C. (Belgium), 7.25% to 09/17/07; thereafter VAR, 09/29/49 (e) (m)	4,318
6,900	BAC Capital Trust XIV, 5.63% to 03/15/12; thereafter VAR, 12/31/49 (m)	6,803
3,350	Citibank Korea, Inc. (South Korea), Series E, VAR, 4.68%, 06/18/13 (m)	3,323
8,100	DBS Bank Ltd. (Singapore), VAR, 5.12%, 05/16/17 (e) (m)	7,922
5,100	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter VAR, 03/31/49 (e) (m)	5,455
2,050	Deutsche Bank Capital Funding Trust I, 7.87% to 06/30/09; thereafter VAR, 12/29/49 (e) (m)	2,142
2,800	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e) (m)	2,913
1,700	Hana Bank (South Korea), Series E, 4.13%, 03/11/09 (m)	1,661
11,800	HSBC Capital Funding LP/Jersey Channel Islands, 9.55% to 06/30/10; thereafter VAR, 12/29/49 (e) (m)	13,093
7,000	ICICI Bank Ltd. (Singapore), 5.75%, 11/16/10 (e) (m)	6,994
2,000	KBC Bank Funding Trust III, 9.86% to 11/02/29; thereafter VAR, 11/29/49 (e) (m)	2,188
	Landsbanki Islands HF (Iceland),
2,750	6.10%, 08/25/11 (e) (m)	2,798
2,700	FRN, 6.06%, 08/25/09 (e) (m)	2,729
5,650	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14 (m)	5,642
11,550	Royal Bank of Scotland Group plc ADR (United Kingdom), Series I, 9.12%, 03/31/49 (m)	12,607
3,500	Santander U.S. Debt S.A. Unipersonal (Spain), FRN, 5.41%, 11/20/09 (e) (m)	3,500

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

1,200	Shinhan Bank (South Korea), VAR, 4.62%, 11/03/14 (e) (m)	1,180
1,000	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter VAR, 12/31/49 (m)	1,002
2,000	Unicredito Italiano Capital Trust II, 9.20% to 10/05/10; thereafter VAR, 10/29/49 (e) (m)	2,218
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
750	6.10%, 09/21/07 (m)	751
3,100	FRN, 5.96%, 08/01/08 (e) (m)	3,104
4,450	FRN, 6.10%, 09/21/07 (e) (m)	4,457
9,100	Wachovia Capital Trust III, 5.80% to 03/15/11; thereafter VAR, 03/15/42 (m)	9,112
	Woori Bank (South Korea),
800	Series E, VAR, 4.88%, 07/02/13 (m)	793
1,430	VAR, 5.75%, 03/13/14 (e) (m)	1,433
4,000	VAR, 6.12%, 05/03/16 (e) (m)	4,045

		112,183

	Commercial Services & Supplies — 0.2%
3,980	Corrections Corp. of America, 7.50%, 05/01/11 (m)	4,080

	Consumer Finance — 2.2%
2,700	Capital One Financial Corp., 5.70%, 09/15/11 (m)	2,699
4,000	Ford Motor Credit Co. LLC, 7.38%, 10/28/09 (m)	4,014
3,350	GMAC LLC, 5.85%, 01/14/09 (m)	3,324
7,000	HSBC Finance Corp., FRN, 5.64%, 11/16/09 (m)	7,036
	International Lease Finance Corp.,
16,800	5.30%, 05/01/12 (m)	16,602
7,400	5.35%, 03/01/12 (m)	7,333

		41,008

	Containers & Packaging — 0.2%
	Owens Brockway Glass Container, Inc.,
2,000	7.75%, 05/15/11 (m)	2,070
2,242	8.88%, 02/15/09 (m)	2,292

		4,362

	Diversified Financial Services — 8.3%
5,750	BNP US Funding LLC, 7.74% to 12/05/07; thereafter VAR, 12/31/49 (e) (m)	5,811
	CIT Group, Inc.,
3,300	5.40%, 02/13/12 (m)	3,252
7,300	5.75%, 09/25/07 (m)	7,307
9,250	FRN, 5.48%, 08/17/09 (m)	9,219
11,000	FRN, 5.51%, 01/30/09 (m)	10,979
	Counts Trust,
7,450	Series 2002-10, FRN, 6.14%, 08/15/07 (e) (i)	7,466
7,450	Series 2002-11, FRN, 6.19%, 08/15/07 (e) (i)	7,466
9,350	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter VAR, 12/29/49 (m)	9,221
1,900	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	1,901
	K2 Corp.,
9,500	5.37%, 02/15/09 (i)	9,500
8,500	5.37%, 02/15/10 (i)	8,500
4,400	Kaupthing Bank HF (Iceland), 5.75%, 10/04/11 (e) (m)	4,407
4,396	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter VAR, 12/29/49 (e) (m)	4,582
13,250	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter VAR, 12/29/49 (e) (m)	13,677
10,540	Natexis Ambs Co. LLC, 8.44% to 06/30/08; thereafter VAR, 12/29/49 (e) (m)	10,842
5,100	Premium Asset Trust, 4.13%, 03/12/09 (e) (m)	4,820
12,100	RACERS, FRN, 5.34%, 09/20/07 (e) (i)	12,098
6,600	Sigma Finance Corp. (Cayman Islands), FRN, 5.33%, 09/15/08 (e) (i)	6,600
1,700	Tokai Preferred Capital Co. LLC, 9.98% to 06/30/08; thereafter VAR, 12/29/49 (e) (m)	1,773
1,600	Two-Rock Pass Through Trust (Bermuda), 6.30% to 02/11/10; thereafter FRN, 12/31/49 (e) (m)	1,574

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.71%, 11/13/09 (e) (m)	4,305
7,950	ZFS Finance USA Trust I, VAR, 5.87%, 05/09/62 (e) (m)	7,877

		153,177

	Diversified Telecommunication Services — 0.8%
5,600	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10 (m)	5,993
1,500	Qwest Communications International, Inc., FRN, 8.86%, 02/15/09 (m)	1,519
2,500	Qwest Corp., 7.88%, 09/01/11 (m)	2,644
4,650	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11 (m)	4,710

		14,866

	Electric Utilities — 1.0%
3,000	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	2,990
	Appalachian Power Co.,
1,450	5.55%, 04/01/11 (m)	1,450
2,640	Series G, 3.60%, 05/15/08 (m)	2,591
6,050	FPL Group Capital, Inc., Series B, 5.55%, 02/16/08 (m)	6,044
5,200	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	5,190

		18,265

	Food & Staples Retailing — 0.2%
4,800	CVS/Caremark Corp., 4.00%, 09/15/09 (m)	4,651

	Food Products — 0.5%
2,400	Dean Foods Co., 6.63%, 05/15/09 (m)	2,412
7,650	Tate & Lyle International Finance plc (United Kingdom), 5.00%, 11/15/14 (e) (m)	7,091

		9,503

	Health Care Equipment & Supplies — 0.1%
2,500	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08 (m)	2,541

	Hotels, Restaurants & Leisure — 0.2%
4,015	MGM Mirage, Inc., 6.00%, 10/01/09 (m)	3,995

	Insurance — 1.3%
4,378	Allstate Corp. (The), 7.20%, 12/01/09 (m)	4,562
10,300	Genworth Financial, Inc., 5.23%, 05/16/09 (m)	10,256
8,450	Hartford Financial Services Group, Inc., 5.66%, 11/16/08 (m)	8,454

		23,272

	Media — 2.4%
	Comcast Cable Communications, LLC,
2,600	6.20%, 11/15/08 (m)	2,623
3,200	6.75%, 01/30/11 (m)	3,327
9,800	COX Communications, Inc., 4.63%, 01/15/10 (m)	9,593
	Dex Media East LLC/Dex Media East Finance Co.,
4,000	9.88%, 11/15/09 (m)	4,160
850	12.13%, 11/15/12 (m)	922
2,850	Echostar DBS Corp., 5.75%, 10/01/08 (m)	2,850
3,250	RH Donnelley, Inc., 10.88%, 12/15/12 (m)	3,498
4,100	Time Warner Entertainment Co., LP, 7.25%, 09/01/08 (m)	4,177
9,100	Time Warner, Inc., 5.50%, 11/15/11 (m)	9,051
4,000	Viacom, Inc., 5.75%, 04/30/11 (m)	4,008

		44,209

	Multi-Utilities — 0.6%
	Dominion Resources, Inc.,
2,000	Series 2006-B, VAR, 6.30%, 09/30/66 (m)	2,020

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

4,300	Series A, SUB, 5.69%, 05/15/08 (m)	4,302
5,500	Midamerican Energy Holdings Co., 7.52%, 09/15/08 (m)	5,626

		11,948

	Oil, Gas & Consumable Fuels — 1.5%
3,733	Pemex Finance Ltd. (Cayman Islands), 8.88%, 11/15/10 (m)	3,901
6,200	Pemex Project Funding Master Trust, FRN, 6.65%, 06/15/10 (e) (m)	6,386
14,200	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	14,185
3,600	Valero Energy Corp., 3.50%, 04/01/09 (m)	3,481

		27,953

	Real Estate Investment Trusts (REITs) —0.4%
	iStar Financial, Inc.,
1,450	5.38%, 04/15/10 (m)	1,435
6,138	Series B, 4.88%, 01/15/09 (m)	6,068

		7,503

	Real Estate Management & Development — 0.5%
9,450	Socgen Real Estate Co., LLC, 7.64% to 09/30/07; thereafter VAR, 12/29/49 (e) (m)	9,511

	Thrifts & Mortgage Finance — 0.7%
4,000	Washington Mutual Bank, FRN, 5.45%, 05/01/09 (m)	4,002
9,100	Washington Mutual Preferred Funding Delaware, 6.53% to 03/15/11; thereafter VAR, 03/29/49 (e) (m)	8,895

		12,897

	Wireless Telecommunication Services — 0.3%
4,420	Alamosa Delaware, Inc., 11.00%, 07/31/10 (m)	4,688

	Total Corporate Bonds (Cost $611,980)	608,384

	Foreign Government Securities — 2.1%
3,170	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14 (m)	3,166
11,300	Province of Manitoba (Canada), 4.90%, 12/06/16 (m)	10,956
6,000	Republic of Argentina (Argentina), FRN, 5.48%, 08/03/12 (m)	4,398
7,250	Republic of Chile (Chile), FRN, 5.75%, 01/28/08 (m)	7,257
2,579	Republic of Colombia (Colombia), 9.75%, 04/09/11 (m)	2,794
3,600	Republic of Guatemala (Guatemala), 10.25%, 11/08/11 (e) (m)	4,190
2,215	Russian Federation (Russia), 10.00%, 06/26/07 (e) (m)	2,221
3,400	United Mexican States (Mexico), FRN, 6.05%, 01/13/09 (m)	3,431

	Total Foreign Government Securities (Cost $38,872)	38,413

	Mortgage Pass-Through Securities — 20.9%
	Federal National Mortgage Association, Various Pools,
776	7.00%, 10/01/15-06/01/26 (m)	803
181,547	7.00%, 08/01/31-04/01/37 (m)	187,050
58,700	TBA, 5.00%, 05/25/36-06/25/37	55,856
- (h)	TBA, 5.50%, 07/15/36-06/25/37	- (h)
66,000	TBA, 6.00%, 06/25/22-07/25/22	66,644
- (h)	TBA, 6.00%, 07/25/36-06/25/37	- (h)
37,500	TBA, 6.50%, 07/25/36-06/25/37	38,086
38,200	TBA, 7.00%, 07/25/36-06/25/37	39,342

	Total Mortgage Pass-Through Securities (Cost $388,854)	387,781

	Municipal Bonds — 0.2%
	Florida — 0.2%
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series C, Rev., 5.26%, 04/01/09 (m) (Cost $3,000)	2,991

	U.S. Government Agency Securities — 1.9%
36,000	Federal National Mortgage Association, 4.75%, 03/12/10 (m) (Cost $35,975)	35,623

	U.S. Treasury Obligation — 0.1%
1,700	U.S. Treasury Bond 4.50%, 02/15/36 (m) (Cost $1,680)	1,565

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Preferred Stocks — 0.4%
	Diversified Financial Services — 0.4%
7	Pinto Totta International Finance, VAR, 7.77%, 08/01/07 (e) (m) (Cost $7,577)	6,724

	Total Long-Term Investments (Cost $1,805,673)	1,796,175

Number of Contracts

	Options Purchased — 0.5%
	Call Options Purchased — 0.1%
176	90 Day Eurodollar Future Expiring 09/17/07 @ $95.75, American Style	1
450	U.S. 10 Year U.S. Treasury Note Future Expiring 08/24/07 @ $110.00, American Style	14

Notional Amount ($)

	Call Options Purchased on Interest Rate Swaps:
125,450	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	978

	Total Call Options Purchased	993

	Receiver/Payer Straddles on Interest Rate Swaps — 0.3%
89,415	Expiring 06/01/07. If exercised the Fund pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	593
20,540	Expiring 06/04/07. If exercised the Fund pays/receives 5.07% and receives/pays floating 3 month LIBOR expiring 06/06/12, European Style	254
8,074	Expiring 06/11/07. If exercised the Fund pays/receives 5.21% and receives/pays floating 3 month LIBOR expiring 06/13/17, European Style	155
32,572	Expiring 06/13/07. If exercised the Fund pays/receives 4.99% and receives/pays floating 3 month LIBOR expiring 06/15/08, European Style	138
40,715	Expiring 06/15/07. If exercised the Fund pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	150
21,235	Expiring 06/25/07. If exercised the Fund pays/receives 5.30% and receives/pays floating 3 month LIBOR expiring 06/27/12, European Style	136
60,252	Expiring 01/03/08. If exercised the Fund pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	296
60,252	Expiring 01/03/08. If exercised the Fund pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	276
91,797	Expiring 01/04/08. If exercised the Fund pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	483
63,090	Expiring 01/07/08. If exercised the Fund pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	294
88,300	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	265
14,914	Expiring 03/05/10. If exercised the Fund pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	597
8,545	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	457
10,680	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	572
23,202	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	1,240

	Total Receiver/Payer Straddles on Interest Rate Swaps	5,906

Number of Contracts

	Put Options Purchased — 0.1%
397	30 Day Federal Funds Future Expiring 07/31/07 @ $94.75, American Style	8

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Numbar of Contracts	Security Description	Value ($)

280	30 Day Federal Funds Future Expiring 07/31/07 @ $94.81, American Style	76
196	90 Day Eurodollar Future Expiring 12/17/07 @ $94.75, American Style	70

Notional Amount ($)

30,000	FNMA, 30 Year Fixed, 5.00%, TBA, Expiring 08/07/07 @ $96.23, American Style	369
20,000	FNMA, 30 Year Fixed, 5.50%, TBA, Expiring 08/07/07 @ $98.63, American Style	230
40,000	FNMA, 30 Year Fixed, 5.50%, TBA, Expiring 08/07/07 @ $98.70, American Style	483
	Put Options Purchased on Interest Rate Swaps:
31,855	Expiring 06/15/07. If exercised the Fund pays 4.91% and receives floating 3 month LIBOR expiring 06/19/08, European Style	157
2,387	Expiring 06/25/07. If exercised the Fund pays 5.43% and receives floating 3 month LIBOR expiring 06/27/17, European Style	14
13,500	Expiring 06/25/07. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/27/17, European Style	24
13,500	Expiring 06/29/07. If exercised the Fund pays 5.51% and receives floating 3 month LIBOR expiring 07/03/12, European Style	- (h)
53,090	Expiring 07/24/07. If exercised the Fund pays 5.51% and receives floating 3 month LIBOR expiring 07/26/12, European Style	101
45,301	Expiring 08/20/07. If exercised the Fund pays 5.58% and receives floating 3 month LIBOR expiring 08/20/07, European Style	221
89,365	Expiring 09/14/07. If exercised the Fund pays 4.84% and receives floating 3 month LIBOR expiring 09/18/18, European Style	454
25,376	Expiring 02/16/10. If exercised the Fund pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	582

	Total Put Options Purchased	2,789

	Total Options Purchased (Cost $11,162)	9,688

Principal Amount ($)

	Short-Term Investments — 13.7%
	Commercial Paper — 0.5%
10,000	UBS Finance Delaware LLC, 5.32%, 06/08/07 (m) (n) (Cost $9,990)	9,989

Shares

	Investment Company — 13.0%
241,462	JPMorgan Prime Money Market Fund (b) (m) (Cost $241,462)	241,462

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
2,960	U.S. Treasury Bill, 4.75%, 08/09/07 (k) (m) (n) (Cost $2,933)	2,934

	Total Short-Term Investments (Cost $254,385)	254,385

	Total Investments — 111.1% (Cost $2,071,220)	2,060,248
	Liabilities in Excess of Other Assets — (11.1)%	(205,311)

	NET ASSETS — 100.0%	$ 1,854,937

Percentages indicated are based on net assets.

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
20	10 Year Interest Rate Swap	June, 2007	$2,083	$(32)
8	10 Year Japan Bonds	June, 2007	8,754	(69)
184	Canada Bankers Acceptance	June, 2007	41,076	(60)
140	Tokyo Financial Exchange 3 Months	June, 2007	28,559	39
240	30 Day Federal Funds	August, 2007	94,763	(31)
1,131	2 Year U.S. Treasury Notes	September, 2007	230,494	(90)
137	5 Year U.S. Treasury Notes	September, 2007	14,308	(37)
462	10 Year U.S. Treasury Notes	September, 2007	49,145	(116)
305	Eurodollar	September, 2007	72,182	(14)
249	U.K. Treasury Gilt	September, 2007	52,021	(99)
430	90 Day UK LIFFE	March, 2008	99,885	(332)
231	90 Day UK LIFFE	September, 2008	53,693	(172)

	Short Futures Outstanding
(118)	Euro-Bobl	June, 2007	(16,916)	367
(288)	Euro-Bund	June, 2007	(43,421)	1,333
(12)	Euro-Buxl	June, 2007	(1,475)	51
(244)	Eurodollar	June, 2007	(57,730)	164
(324)	2 Year U.S. Treasury Notes	September, 2007	(66,030)	46
(1,574)	5 Year U.S. Treasury Notes	September, 2007	(164,385)	392
(231)	90 Day Sterling	September, 2007	(53,711)	74
(63)	Eurodollar	September, 2007	(14,910)	53
(135)	Eurodollar	December, 2007	(31,965)	208
(305)	Eurodollar	March, 2008	(72,274)	257
(140)	Tokyo Financial Exchange 3 Months	March, 2008	(28,446)	(17)
(32)	Eurodollar	June, 2008	(7,587)	20

				$1,935

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Short Positions
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE

(16,630)	FNMA, TBA, 5.50%, 07/15/36	$(16,230)
(234,570)	FNMA, TBA, 5.50%, 06/25/37	(228,999)
(13,200)	FNMA, TBA, 6.00%, 07/25/36	(13,179)
(89,900)	FNMA, TBA, 6.00%, 06/25/37	(89,788)
(13,300)	FNMA, TBA, 6.50%, 07/25/36	(13,504)

	(Proceeds received $365,468)	$(361,700)

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Call Options Written

Description	Exercise Price	Expiration Date	Notional Amount	Value

FNMA, 30 Year Fixed, 5.50%, TBA	$99.75	06/05/07	$19,000	$-
FNMA, 30 Year Fixed, 5.50%, TBA	99.75	08/07/07	25,000	(1)
FNMA, 30 Year Fixed, 5.50%, TBA	99.75	08/07/07	21,000	(1)

(Premiums Received $99)				$(2)

Description	Exercise Price	Expiration Date	Number of Contracts	Value

90 Day Eurodollar Futures, American Style	$96.00	09/17/07	352	$(2)
(Premiums Received $61)

Call Options Written on Interest Rate Swaps ****

Counterparty	Exercise Rate *	Option Expiration Date	Swap Expiration Date	Notional Amount	Value

Goldman Sachs Capital Management	4.74% semi-annually	06/01/07	06/05/08	$89,415	$-
Merrill Lynch Capital Services	4.46% semi-annually	03/15/10	03/17/12	81,430	(268)

(Premiums Received $564)					$(268)

Put Options Written

Description	Exercise Price	Expiration Date	Notional Amount	Value

FNMA, 30 Year Fixed, 5.00%, TBA	$95.57	08/07/07	$60,000	$(463)
FNMA, 30 Year Fixed, 5.50%, TBA	98.00	06/05/07	19,000	(71)
FNMA, 30 Year Fixed, 5.50%, TBA	98.00	08/07/07	25,000	(165)
FNMA, 30 Year Fixed, 5.50%, TBA	98.00	08/07/07	40,000	(265)
FNMA, 30 Year Fixed, 5.50%, TBA	98.00	08/07/07	21,000	(139)
FNMA, 30 Year Fixed, 5.50%, TBA	98.05	08/07/07	80,000	(591)

(Premiums Received $574)				$(1,694)

Put Options Written on Interest Rate Swaps****

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Amount	Value

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$125,450	$(2,167)
Citbank, N.A.	5.66% semi-annually	07/24/07	07/26/12	106,180	(71)
Goldman Sachs Capital Management	5.33% semi-annually	06/18/07	06/20/17	17,063	(182)
Merrill Lynch Capital Services	5.46% semi-annually	03/15/10	03/17/12	81,430	(641)

(Premiums Received $2,971)					$(3,061)

Receiver/Payer Straddle on Interest Rate Swaps****

Counterparty	Exercise Rate ***	Option Expiration Date	Swap Expiration Date	Notional Amount	Value

Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$75,712	$(692)
Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	31,545	(1,458)
Barclays Bank plc	5.30% semi-annually	03/22/12	03/26/17	34,803	(1,605)
Bear Stearns Credit Products	5.24% semi-annually	01/04/10	01/06/20	9,607	(622)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	15,802	(824)
Goldman Sachs Capital Management	5.51% semi-annually	05/09/12	05/11/22	19,205	(1,463)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	81,430	(1,467)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	8,192	(1,086)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	8,773	(584)

(Premiums Received $10,746)					$(9,801)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.
**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
****	European Style

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value

Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	$62,938	$1,394
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	04/30/08	165,935	274
Barclays Bank plc	5.07% semi-annually	3 month LIBOR quarterly	11/13/11	3,565	38
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	33,967	703
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20	8,327	(131)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	1,763	79
BNP Paribas	5.03% semi-annually	3 month LIBOR quarterly	04/23/12	16,300	232
Citbank, N.A.	4.85% semi-annually	3 month LIBOR quarterly	03/30/10	13,600	177
Citbank, N.A.	4.94% semi-annually	3 month LIBOR quarterly	04/03/10	27,700	300
Citbank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	05/21/12	10,270	(85)
Citbank, N.A.	3 month LIBOR quarterly	5.22% semi-annually	05/22/12	5,135	(29)
Citbank, N.A.	3 month LIBOR quarterly	5.29% semi-annually	05/25/12	5,135	(15)
Credit Suisse International	3 month LIBOR quarterly	5.14% semi-annually	06/15/08	11,604	(32)
Credit Suisse International	3 month LIBOR quarterly	5.30% semi-annually	06/15/08	25,324	(31)
Credit Suisse International	3 month LIBOR quarterly	5.19% semi-annually	01/07/09	40,104	(44)
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	01/08/09	16,533	(52)
Credit Suisse International	3 month LIBOR quarterly	5.06% semi-annually	01/08/09	15,605	(36)
Credit Suisse International	3 month LIBOR quarterly	5.32% semi-annually	01/08/09	30,460	—
Credit Suisse International	3 month LIBOR quarterly	4.98% semi-annually	01/09/09	26,582	(83)
Credit Suisse International	5.05% semi-annually	3 month LIBOR quarterly	11/02/11	4,360	51
Credit Suisse International	5.31% semi-annually	3 month LIBOR quarterly	03/17/12	24,830	33
Credit Suisse International	5.60% semi-annually	3 month LIBOR quarterly	01/06/17	4,370	—
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	783	10
Deutsche Bank AG, New York	5.21% semi-annually	3 month LIBOR quarterly	02/16/10	11,700	(115)
Deutsche Bank AG, New York	5.30% semi-annually	3 month LIBOR quarterly	01/26/17	5,900	(9)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	997	12
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08	43,365	(50)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.34% semi-annually	06/05/08	46,050	(41)
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.93% semi-annually	01/07/09	28,407	(100)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.18% semi-annually	05/11/17	2,929	(61)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08	23,820	(18)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.10% semi-annually	01/31/09	253,000	(1,135)
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.20% semi-annually	06/15/08	36,359	(80)
Merrill Lynch Capital Services	5.15% semi-annually	3 month LIBOR quarterly	03/17/12	15,115	59

					$1,215

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate	Termination Date	Notional Amount	Value

Alltel, 7.00%, 07/01/12	Morgan Stanley Capital Services	Buy	117 BPS quarterly	03/20/14	$8,150	$436
AT&T, Inc., 5.88%, 08/15/12	Goldman Sachs Capital Management	Buy	41.5 BPS quarterly	06/20/17	5,450	7
Autozone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	4,250	(42)
BASF, 3.50%, 07/08/10	Union Bank of Switzerland AG	Buy	10.5 BPS quarterly	12/20/11	6,700	2
Bear Stearns & Co., Inc., 7.63% 12/07/09	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	4,200	1
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	6,000	27
Coca-Cola, 6.13%, 08/15/11	Goldman Sachs Capital Management	Buy	35 BPS quarterly	06/20/17	2,950	(11)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	2,000	16
Dow Jones CDX.NA.IG.HVOL.8	Morgan Stanley Capital Services (1)	Buy	75 BPS quarterly	06/20/12	52,000	255
FHLMC, 5.88%, 03/21/11	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	51,600	1
Gannett Co., Inc., 6.38%, 04/01/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	4,950	2
Gannett Co., Inc., 6.38%, 04/01/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	3,200	75
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	4,980	9
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	13,000	21
Gazpru, 8.63%, 04/28/34	Citibank, N.A.	Sell	250 BPS semi-annually	04/20/10	10,000	673
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	15,000	13
Goldman Sachs Group, Inc. (The), 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	4,200	1
Goldman Sachs Group, Inc. (The), 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	33,650	3
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	3,000	184
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	1,440	99
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	3,160	202
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11	3,620	141
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	4,130	159
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	4,840	(113)
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	6,200	471
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	1,450	142
Government of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	3,240	20
Government of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	2,885	(69)
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	8,450	(222)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	1,440	(122)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	3,160	(252)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	7,750	(282)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	2,380	67
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	2,460	70
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	7,340	(201)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	6,200	(557)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	1,450	(153)
Government of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	5,770	(137)
Government of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	6,155	(144)
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	3,240	(34)
Government of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	370	(3)
Government of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	1,030	(11)
Government of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	15,160	(171)
Government of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	3,790	(46)
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	1,955	82
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	4,815	201
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	2,420	131
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	4,610	176
Government of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	5,190	88
Government of Kazakhstan, 11.13% 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	4,220	51
Government of Kazakhstan, 11.13% 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	7,810	72
Government of Kazakhstan, 11.13% 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	8,120	79
Government of Kazakhstan, 11.13% 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	3,050	38
Government of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	21,550	15
Government of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	21,550	(34)
Government of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	1,955	(92)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	4,815	(226)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	2,420	(134)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	4,610	(200)
Government of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	5,190	(98)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	5,950	200
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	2,700	78
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11	2,770	121
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	16,640	383
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	6,500	206
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	5,660	73
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	4,650	6
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	3,680	50
Government of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	7,910	(33)
Government of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	4,180	(43)
Government of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	370	(4)
Government of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	15,160	(153)
Government of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	1,030	(11)
Government of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	3,790	(25)
Hanover Finance S.A., 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	13,400	(1)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	12,600	20
ICICI Bank Ltd., 5.75%, 11/16/2010	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	7,600	4
International Lease Finance Corp., 6.38%, 03/15/09	Union Bank of Switzerland AG	Buy	20 BPS quarterly	06/20/12	16,800	(19)
iTraxx Series 7 HiVol	Deutsche Bank AG, New York	Buy	55 BPS quarterly	06/20/12	103,000	(979)
iTraxx Series 7 Main	Deutsche Bank AG, New York (2)	Sell	30 BPS quarterly	06/20/12	237,000	1,389
Kaupthing Bundarabanki HF, 5.51%, 12/01/09	Credit Suisse International	Buy	51.4 BPS quarterly	12/20/11	4,400	(47)
Kaupthing Bundarabanki HF, 5.51%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	11,000	30
Kazkommertzbank, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	1,780	16
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	11,870	82
Kazkommertzbank, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	3,420	9
Kazkommertzbank, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	3,960	27
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	3,450	— (h)
Landesbanki Island, 4.18%, 10/19/10	Morgan Stanley International	Sell	45 BPS quarterly	09/20/07	6,000	17
Lehman Brothers Special Financing, 6.63%, 01/18/12	Bear Stearns Credit Products	Sell	8 BPS quarterly	06/20/07	6,600	1
Marriot International, Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	2,900	(20)
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	3,100	(18)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	4,200	1
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	12,500	6
MGIC, 5.38%, 11/01/15	Deutsche Bank AG, New York	Sell	53 BPS quarterly	06/20/12	4,850	10
Mittal Steel Co. NV, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	9,400	12
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	8,400	6
Morgan Stanley Dean Witter, 6.60%, 04/01/12	Deutsche Bank AG, New York	Sell	8 BPS quarterly	06/20/07	4,200	1
Munich Re Finance BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11	13,400	3
New York Times Co. (The), 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	2,850	33
Nordstrom, 6.95%, 03/14/28	Goldman Sachs Capital Management	Buy	30 BPS quarterly	03/20/14	5,500	(4)
ONEOK, 7.10%, 08/25/07	BNP Paribas	Sell	50 BPS quarterly	08/25/07	18,500	23
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10	7,000	(198)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	5,000	(158)
Petroleos de Venezuela, S.A., 5.38%, 04/12/27	Bear Stearns	Sell	257 BPS semi-annually	05/20/12	2,830	11
Petroleos de Venezuela, S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	6,340	28
Proctor & Gamble, 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	35,800	5
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,465	13
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	14,290	96
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	5,660	(26)
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	5,770	32
Russian Federation, 7.50%, 03/31/30	Citibank, N.A.	Buy	155 BPS semi-annually	04/20/10	10,000	(407)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,465	(2)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	103
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	10,000	226
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	16,900	137
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	14,680	128
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	3,680	(20)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	7,000	252
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	5,950	(114)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	2,700	(31)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11	2,770	(44)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	16,640	(129)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	14,290	(22)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	125 BPS semi-annually	04/20/10	11,100	348
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	6,500	(127)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	11,540	67
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	12,310	69
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	3,750	(31)
Sara Lee, 6.25%, 09/15/11	Bear Stearns	Buy	74 BPS quarterly	03/20/17	4,200	8
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland AG	Buy	16.5 BPS quarterly	12/20/11	6,700	(22)
Southwest Airlines, 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	6,500	(18)
Suntrust Capital III, 2.48%, 03/15/28	Deutsche Bank AG, New York	Sell	48 BPS quarterly	06/30/07	7,600	8
Tate & Lyle, 6.50%, 06/28/12	Lehman Brothers Special Financing	Buy	42 BPS quarterly	12/20/14	7,650	82
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11	6,700	(18)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	38,240	(101)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	(111)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	10,000	(229)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	16,990	299
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	7,000	(203)
United Mexican States, 7.50%, 04/08/33	Union Bank of Switzerland AG	Buy	113 BPS semi-annually	04/20/10	11,100	(325)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	7,000	180
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	5,000	139
Viacom, 5.75%, 04/30/11	Bear Stearns	Buy	46 BPS quarterly	06/20/11	4,000	(33)
Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS quarterly	05/20/12	3,650	20
VTB Capital SA for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	7,670	12

						$2,020

(1)	Premium received of $329.
(2)	Premium received of $1,534.

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Value

Citibank, N.A. (a)	U.S. Treasury Note, 3.38%, 09/15/09	$97.41	06/04/07	$261,700	$(1,662)
Citibank, N.A. (a)	FNMA, 30 Year, 5.00%, TBA	95.71	07/05/07	18,700	(104)
Citibank, N.A. (b)	FNMA, 30 Year, 6.00%, TBA	100.63	06/05/07	49,000	371
Citibank, N.A. (b)	FNMA, 30 Year, 6.00%, TBA	100.66	06/05/07	20,000	158
Citibank, N.A. (b)	FNMA, 30 Year, 6.50%, TBA	101.57	07/05/07	53,000	37
Credit Suisse International (a)	U.S. Treasury Note, 4.75%, 12/31/08	99.82	06/18/07	222,400	(331)
Credit Suisse International (a)	U.S. Treasury Note, 4.75%, 12/31/08	99.99	06/18/07	400,300	(1,266)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 7.00%, TBA	103.13	06/05/07	69,500	(109)
Deutsche Bank AG, New York (a)	FNMA, 15 Year, 6.00%, TBA	101.52	06/11/07	30,000	(154)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%, TBA	95.69	07/05/07	181,300	(1,404)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%, TBA	103.00	07/05/07	10,000	(3)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.50%, TBA	97.89	06/05/07	80,000	206
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.50%, TBA	98.91	06/05/07	208,300	118
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%, TBA	99.94	06/05/07	80,000	56
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%, TBA	100.61	06/05/07	11,600	86
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%, TBA	100.70	06/05/07	34,000	284
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%, TBA	100.73	06/05/07	100,000	217
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.00%, TBA	102.03	06/05/07	73,500	(207)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%, TBA	95.03	07/05/07	80,000	-
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%, TBA	101.88	06/05/07	294,500	(312)
Lehman Brothers Special Financing (a)	FNMA, 15 Year, 6.00%, TBA	101.52	06/11/07	70,000	(360)
Lehman Brothers Special Financing (a)	FNMA, 15 Year, 6.00%, TBA	101.57	06/11/07	32,000	(182)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.00%, TBA	95.69	07/05/07	166,700	(980)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 5.50%, TBA	97.53	07/05/07	258,000	-
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.50%, TBA	101.75	07/05/07	22,000	(56)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%, TBA	100.38	06/05/07	62,000	315
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%, TBA	100.55	06/05/07	52,000	353
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%, TBA	100.63	06/05/07	36,000	273
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%, TBA	100.75	06/05/07	332,000	2,928
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.50%, TBA	101.91	06/05/07	95,000	130
Lehman Brothers Special Financing (b)	U.S. Treasury Note, 4.88%, 01/31/09	100.27	06/14/07	268,800	1,164
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.00%, TBA	95.06	07/05/07	68,000	-
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 6.00%, TBA	100.06	07/05/07	68,000	176
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 6.50%, TBA	102.02	06/05/07	74,500	(343)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, 5.50%, TBA	97.53	07/05/07	82,000	-
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 6.00%, TBA	100.20	06/05/07	102,000	334
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 6.00%, TBA	100.81	06/05/07	62,000	302
Morgan Stanley Capital Services (b)	FNMA, 30 Year, 5.00%, TBA	95.72	07/05/07	102,000	579
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.50%, TBA	102.06	06/05/07	64,000	(325)
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 5.50%, TBA	97.81	07/05/07	105,000	(229)
Union Bank of Switzerland AG (a)	FNMA, 30 Year, 6.50%, TBA	101.97	07/05/07	74,000	(306)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%, TBA	100.69	06/05/07	128,000	1,049
Union Bank of Switzerland AG (b)	FNMA, 30 Year, 6.00%, TBA	100.72	06/05/07	132,200	1,125

					$1,928

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount	Value

Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	$43,400	$33
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	08/01/07	14,200	10

						$43

Forward Rate Agreements

		Rate Type (r)

Swap Counterparty		Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value

Merrill Lynch Capital Services		3 month LIBOR quarterly	5.26% semi-annually	09/17/07	$351,380	$(61)
Merrill Lynch Capital Services		4.67% semi-annually	3 month LIBOR quarterly	06/16/08	497,300	276

						$215

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

ADR	American Depositary Receipt
BPS	Basis Points
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
GNMA	Government National Mortgage Association
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
NIM	Net Interest Margin
RACERS	Restructured Asset Securities with Enhanced Returns
REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007
TBA	To Be Announced
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,851
Aggregate gross unrealized depreciation	(16,823)

Net unrealized appreciation/depreciation	$(10,972)

Federal income tax cost of investments	$2,071,220

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 131.0%
	Asset-Backed Securities — 8.8%
40	BMW Vehicle Owner Trust, Series 2006-A, Class A3, 5.13%, 09/27/10 (m)	40
130	Capital One Auto Finance Trust, Series 2005-C, Class A4A, 4.71%, 06/15/12 (m)	129
65	Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	65
125	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.54%, 01/09/12 (m)	125
	Citigroup Mortgage Loan Trust, Inc.,
250	Series 2006-WFH2, Class A2A, FRN, 5.47%, 08/25/36 (m)	250
250	Series 2007-WFH2, Class H1, FRN, 5.72%, 03/25/37 (m)	252
80	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	79
200	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class M2, FRN, 5.62%, 09/25/36 (m)	200
	Ford Credit Auto Owner Trust,
105	Series 2005-C, Class A4, 4.36%, 06/15/10 (m)	103
250	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.47%, 08/25/36 (m)	250
89	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A2, 5.42%, 02/15/10 (m)	89
155	Lehman XS Trust, Series 2006-12N, Class A1A1, FRN, 5.40%, 08/25/46 (m)	155
5	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	4
225	MASTR Asset Backed Securities Trust, Series 2006-HE, Class A3, FRN, 5.47%, 08/25/36 (m)	223
	Onyx Acceptance Grantor Trust,
4	Series 2003-D, Class A4, 3.20%, 03/15/10 (m)	4
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 5.64%, 07/25/33 (m)	7
2	Series 2003-5, Class A2, FRN, 5.64%, 08/25/33 (m)	2
55	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	58
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 5.82%, 07/25/32 (m)	1
2	Series 2003-KS5, Class AIIB, FRN, 5.90%, 07/25/33 (m)	2
11	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	11
3	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32 (m)	3
55	World Omni Auto Receivables Trust, Series 2006-B, Class A3, 5.15%, 11/15/10 (m)	55

	Total Asset Backed Securities (Cost $2,111)	2,107

	Collateralized Mortgage Obligations — 8.1%
	Agency CMO — 2.1%
64	Federal Home Loan Mortgage Corp., REMICS, Series 2931, Class GA, 5.00%, 11/15/28 (m)	64
	Federal National Mortgage Association, REMICS,
40	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	40
46	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	47
39	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	39
47	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	47
44	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	44
176	Series 2006-115, Class BF, FRN, 5.56%, 12/25/36 (m)	177

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

46	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	45

		503

	Non-Agency CMO — 6.0%
84	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	83
	Countrywide Alternative Loan Trust,
57	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	57
72	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	72
110	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	109
1,334	Credit Suisse First Boston Mortgage Securities Corp. Series 1997-2, Class X, IO, VAR, 0.89%, 06/25/20 (e) (m)	8
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, HB, VAR, 75.89%, 07/28/27 (e) (i)	1
214	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, FRN, 5.53%, 11/19/36 (m)	214
82	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	82
15	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	16
200	Permanent Master Issuer plc (United Kingdom), Series 2006-12A, Class 2A, FRN, 5.40%, 10/15/15 (m)	200
	Residential Accredit Loans, Inc.,
38	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	38
80	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	80
89	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	88
54	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	54
221	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, FRN, 5.43%, 12/25/36 (m)	221
47	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	47
51	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A1, FRN, 5.71%, 03/25/36 (m)	51

		1,421

	Total Collateralized Mortgage Obligations (Cost $2,073)	1,924

	Commercial Mortgage Backed Securities — 4.3%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m)	24
185	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4 5.32%, 12/11/49 (m)	180
150	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	154
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11%, 07/05/35 (m)	42
60	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27 (m)	62
95	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.44%, 09/15/21 (e) (m)	95
110	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.49%, 03/12/51 (m)	108
	Morgan Stanley Capital I,
100	Series 2007-HQ11, Class A4, VAR, 5.45%, 02/20/44 (m)	98
250	Series 2007-IQ13, Class A4 5.36%, 03/15/44 (m)	244
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	20

	Total Commercial Mortgage Backed Securities (Cost $1,042)	1,027

	Corporate Bonds — 41.9%
	Aerospace & Defense — 0.1%
25	L-3 Communications Corp., 5.88%, 01/15/15 (m)	24

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

		Auto Components — 0.1%
	20	Tenneco, Inc., 8.63%, 11/15/14 (m)	21
	15	United Components, Inc., 9.38%, 06/15/13 (m)	16

			37

		Building Products — 0.2%
	40	Owens Corning, Inc., 7.00%, 12/01/36 (e) (m)	40

		Capital Markets — 5.5%
	45	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	45
TRL	350	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey)	257
		Goldman Sachs Group, Inc., (The)
	$20	5.63%, 01/15/17 (m)	19
	90	5.95%, 01/15/27 (m)	87
		Lehman Brothers Holdings, Inc.,
	85	5.50%, 04/04/16 (m)	84
BRL	620	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12)	333
	$125	FRN, 5.61%, 11/10/09 (m)	125
		Merrill Lynch & Co., Inc.,
	100	6.22%, 09/15/26 (m)	100
	100	FRN, 5.56%, 11/01/11 (m)	100
	170	Morgan Stanley, 4.75%, 04/01/14 (m)	160

			1,310

		Chemicals — 0.5%
	15	Huntsman LLC, 11.50%, 07/15/12 (m)	16
	20	Ineos Group Holdings (United Kingdom) plc, 8.50%, 02/15/16 (e) (m)	20
	20	Lyondell Chemical Co., 10.50%, 06/01/13 (m)	22
	25	Nalco Co., 7.75%, 11/15/11 (m)	26
	30	PolyOne Corp., 8.88%, 05/01/12 (m)	31

			115

		Commercial Banks — 6.7%
		Barclays Bank plc (United Kingdom),
	160	5.93% to 12/15/16; thereafter VAR, 12/31/49 (e) (m)	158
	320	Zero Coupon, 04/07/10 (e) (i)	319
	10	Cadets Trust, 4.80%, 07/15/13 (e) (m)	10
	100	Credit Agricole S.A. (France), 6.64% to 05/31/17; thereafter VAR, 05/29/49 (e) (m)	99
	285	Glitnir Banki HF (Iceland), FRN, 5.80%, 01/21/11 (e) (m)	287
	100	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e) (m)	100
	55	Regions Financing Trust II, VAR, 6.63%, 05/15/47 (m)	54
	100	Shinsei Finance II (Cayman Islands), 7.16% to 07/25/16; thereafter VAR, 07/29/49 (e) (m)	100
	50	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter VAR, 12/31/49 (m)	50
		VTB Capital S.A. for Vneshtorgbank (Luxembourg),
	250	FRN, 5.96%, 08/01/08 (e) (m)	250
	10	FRN, 8.26%, 07/30/07	10
	150	Wachovia Corp., 5.63%, 10/15/16 (m)	149

			1,586

		Commercial Services & Supplies — 0.5%
	25	ACCO Brands Corp., 7.63%, 08/15/15 (m)	25

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Allied Waste North America, Inc.,
15	7.25%, 03/15/15 (m)	15
25	Series B, 7.38%, 04/15/14 (m)	26
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
25	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e) (m)	26

		112

	Consumer Finance — 1.0%
65	Ford Motor Credit Co., FRN, 6.93%, 01/15/10 (m)	65
55	GMAC LLC, 6.88%, 08/28/12 (m)	55
125	SLM Corp., FRN, 5.50%, 07/27/09 (m)	123

		243

	Containers & Packaging — 0.2%
25	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15 (m)	16
35	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	37
5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16 (e) (m)	5

		58

	Diversified Consumer Services — 0.1%
15	Service Corp. International, 7.38%, 10/01/14 (m)	16

	Diversified Financial Services — 8.3%
125	Caterpillar Financial Services Corp., FRN, 5.41%, 08/11/09 (m)	125
	CIT Group, Inc.,
300	5.60%, 04/27/11 (m)	299
125	FRN, 5.49%, 08/17/09 (m)	124
	Citigroup, Inc.,
200	5.00%, 09/15/14 (m)	193
245	Zero Coupon, 09/24/07	252
250	Citigroup Funding, Inc., VAR, 1.00%, 03/12/12 (e) (i)	264
55	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter VAR, 12/29/49 (m)	54
	Kaupthing Bank Hf (Iceland),
160	5.75%, 10/04/11 (e) (m)	160
100	FRN, 6.06%, 01/15/10 (e) (m)	101
70	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter VAR, 03/29/49 (e) (m)	71
100	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17, thereafter VAR, 01/29/49 (e) (m)	98
184	TRAINS, Series HY-1-2006, 7.55%, 05/01/16 (e) (m)	187
45	Visant Corp., 7.63%, 10/01/12 (m)	46

		1,974

	Diversified Telecommunication Services — 1.3%
10	Citizens Communications Co., 6.25%, 01/15/13 (m)	10
29	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	31
30	Qwest Communications International, Inc., FRN, 8.86%, 02/15/09 (m)	30
	Qwest Corp.,
5	7.50%, 10/01/14 (m)	5
10	8.88%, 03/15/12 (m)	11
180	Verizon Global Funding Corp., 7.38%, 09/01/12 (m)	195
20	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e) (m)	23

		305

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Electric Utilities — 0.9%
35	ITC Holdings Corp., 6.38%, 09/30/36 (e) (m)	20
125	Ohio Power, Co., FRN, 5.53%, 04/05/10 (m)	125
75	TXU Electric Delivery Co., FRN, 5.73%, 09/16/08 (m)	75

		220

	Energy Equipment & Services — 0.1%
25	Hanover Compressor Co., 9.00%, 06/01/14 (m)	27

	Food & Staples Retailing — 0.8%
100	CVS Caremark Corp., FRN, 5.66%, 06/01/10 (m)	100
45	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	44
55	Wal-Mart Stores, Inc., 5.38%, 04/05/17 (m)	54

		198

	Health Care Equipment & Supplies — 0.2%
35	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	36

	Health Care Providers & Services — 0.6%
	HCA, Inc.,
35	9.25%, 11/15/16 (e) (m)	38
30	9.63%, 11/15/16 (e) (m)	44
15	Select Medical Corp., 7.63%, 02/01/15 (m)	14
30	Tenet Healthcare Corp., 9.25%, 02/01/15 (m)	30
25	Triad Hospitals, Inc., 7.00%, 11/15/13 (m)	26

		152

	Hotels, Restaurants & Leisure — 0.3%
	MGM Mirage,
5	5.88%, 02/27/14 (m)	4
35	6.75%, 04/01/13 (m)	35
15	6.88%, 04/01/16 (m)	14
20	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	20

		73

	Household Durables — 0.5%
25	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13 (m)	25
20	Ames True Temper, FRN, 9.36%, 01/15/12 (m)	20
	Beazer Homes USA, Inc.,
10	6.50%, 11/15/13 (m)	9
10	6.88%, 07/15/15 (m)	9
10	DR Horton, Inc., 5.63%, 09/15/14 (m)	10
25	Jarden Corp., 7.50%, 05/01/17 (m)	26
25	Sealy Mattress Co., 8.25%, 06/15/14 (m)	26

		125

	Household Products — 0.2%
25	Gregg Appliances, Inc., 9.00%, 02/01/13 (m)	27
20	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	17

		44

	Independent Power Producers & Energy Traders — 0.1%
15	AES Corp. (The), 8.88%, 02/15/11 (m)	16

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Insurance — 2.4%
210	ING Capital Funding Trust III, 8.44% to 12/31/10; thereafter VAR, 12/19/49 (m)	229
70	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	73
35	MetLife, Inc., 6.40%, 12/15/36 (m)	33
100	Swiss RE Capital I LP, 6.85% to 05/25/16; thereafter VAR, 05/29/49 (e) (m)	103
50	Travelers Cos., Inc., VAR, 6.25%, 03/15/67 (m)	49
80	XL Capital Ltd. (Cayman Islands), Series E, 6.50% to 04/15/17; thereafter VAR, 12/31/49 (m)	77

		564

	Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc., 12.00%, 10/15/12 (m)	21

	IT Services — 0.2%
35	Iron Mountain, Inc., 7.75%, 01/15/15 (m)	36

	Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	15

	Machinery — 0.2%
50	Terex Corp., 7.38%, 01/15/14 (m)	52

	Media — 1.6%
10	Cablevision Systems Corp., Series B, 8.00%, 04/15/12 (m)	10
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	68
50	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	49
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
40	7.13%, 02/01/16 (m)	41
30	RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e) (m)	32
10	TCI Communications, Inc., 7.88%, 02/15/26 (m)	11
45	Time Warner, Inc., 5.88%, 11/15/16 (m)	45
65	Time Warner Cable, Inc., 6.55%, 05/01/37 (e) (m)	64
30	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	30
25	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	24

		379

	Multi-Utilities — 0.4%
	Dominion Resources, Inc.,
50	6.30%, 03/15/33 (m)	50
15	Series A, 8.13%, 06/15/10 (m)	16
	NRG Energy, Inc.
25	7.38%, 02/01/16 (m)	26
10	7.38%, 01/15/17 (m)	10

		102

	Oil, Gas & Consumable Fuels — 1.8%
25	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	24
40	Chesapeake Energy Corp., 7.00%, 08/15/14 (m)	41
25	Denbury Resources, Inc., 7.50%, 04/01/13 (m)	26
34	Gaz Capital S.A. (Luxembourg), 8.63%, 04/28/34 (m)	44

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

62	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20 (m)	65
25	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	25
120	Morgan Stanley Bank AG for OAO Gazprom (Russia), 9.63%, 03/01/13 (e)	141
15	Newfield Exploration Co., 6.63%, 04/15/16 (m)	15
40	ONEOK Partners LP, 5.90%, 04/01/12 (m)	40

		421

	Paper & Forest Products — 0.3%
75	Georgia-Pacific Corp., 9.50%, 12/01/11 (m)	82

	Personal Products — 0.0% (g)
10	Del Laboratories, Inc., FRN, 10.36%, 11/01/11 (m)	10

	Real Estate Investment Trusts (REITs) — 0.2%
20	Host Marriott LP REIT, Series Q, 6.75%, 06/01/16 (m)	20
30	WEA Finance LLC/WCI Finance LLC (Australia), 5.70%, 10/01/16 (e) (m)	30

		50

	Road & Rail — 0.2%
20	Hertz Corp., 8.88%, 01/01/14 (m)	22
25	United Rentals North America, Inc., 6.50%, 02/15/12 (m)	25

		47

	Software — 0.2%
35	UGS Corp., 10.00%, 06/01/12 (m)	38

	Specialty Retail — 0.2%
40	Home Depot, Inc., 5.88%, 12/16/36 (m)	37

	Thrifts & Mortgage Finance — 4.5%
200	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	200
	Residential Capital LLC,
170	6.38%, 06/30/10 (m)	170
150	FRN, 5.85%, 06/09/08 (m)	149
300	FRN, 6.46%, 05/22/09 (m)	300
50	Washington Mutual, Inc., FRN, 5.50%, 08/24/09 (m)	50
100	Washington Mutual Preferred Funding Delaware, 6.53% to 03/15/11; thereafter VAR, 03/29/49 (e) (m)	98
100	Washington Mutual Preferred Funding II, 6.67% to 12/15/16; thereafter VAR, 12/31/49 (e) (m)	98

		1,065

	Wireless Telecommunication Services — 1.3%
100	America Movil S.A. de C.V. (Mexico), FRN, 5.47%, 06/27/08 (e) (m)	100
15	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (e)	17
	New Cingular Wireless Services, Inc.,
10	7.88%, 03/01/11 (m)	11
75	8.13%, 05/01/12 (m)	83
10	8.75%, 03/01/31 (m)	13
100	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	96

		320

	Total Corporate Bonds (Cost $9,877)	9,950

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

		Foreign Government Securities — 18.1%
		Argentina — 3.3%
		Republic of Argentina,
	340	7.00%, 10/03/15 (m)	317
	210	8.28%, 12/31/33 (m)	154
ARS	700	11.31%, 01/20/10 (m)	234
	200	Zero Coupon, 03/25/10 (m)	68

			773

		Barbados — 0.1%
	$15	Barbados Government International Bond, 7.25%, 12/15/21 (m)	16

		Brazil — 0.8%
	110	Federal Republic of Brazil, 12.25%, 03/06/30 (m)	193

		Canada — 0.3%
	50	Province of Quebec, 7.50%, 09/15/29 (m)	62

		Colombia — 1.8%
		Republic of Colombia,
	65	8.25%, 12/22/14 (m)	74
	20	10.38%, 01/28/33 (m)	30
	40	10.75%, 01/15/13 (m)	50
COP	456	12.00%, 10/22/15	283

			437

		Dominican Republic — 1.2%
		Government of Dominican Republic,
	$210	9.04%, 01/23/18 (e) (m)	246
	43	9.50%, 09/27/11	41

			287

		Egypt — 1.3%
EGP	1,900	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egyptian Treasury Bill, Zero Coupon, 05/06/08)	311

		El Salvador — 0.6%
		El Salvador Government International Bond,
	$35	7.63%, 09/21/34 (e) (m)	41
	80	8.25%, 04/10/32 (e) (m)	99

			140

		Indonesia — 0.5%
	119	Government of Indonesia, 7.25%, 04/20/15 (m)	128

		Malaysia — 0.5%
		Government of Malaysia,
	50	7.50%, 07/15/11(m)	54
	70	8.75%, 06/01/09 (m)	74

			128

		Mexico — 2.4%
		United Mexican States,
	$40	7.50%, 01/14/12 (m)	43
	25	8.00%, 09/24/22 (m)	31
	35	8.30%, 08/15/31 (m)	46
MXN	2,800	10.00%, 12/05/24 (m)	323
	125	FRN, 6.05%, 01/13/09 (m)	126

			569

		Panama — 0.6%
		Government of Panama,
	60	7.13%, 01/29/26 (m)	66
	15	7.25%, 03/15/15 (m)	16
	45	8.88%, 09/30/27 (m)	58
	10	9.38%, 07/23/12 (m)	12

			152

		Peru — 0.5%
	119	Government of Peru, 6.55%, 03/14/37	124

		Philippines — 0.2%
	40	Bangko Sentral Pilipinas, 8.60%, 06/15/27 (m)	49

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Russia — 0.9%
	Russian Federation,
50	11.00%, 07/24/18	71
75	12.75%, 06/24/28 (m)	136

		207

	Trinidad & Tobago — 0.3%
50	Trinidad & Tobago Government International Bond, 9.75%, 07/01/20 (m)	68

	Turkey — 0.2%
	Government of Turkey,
35	7.38%, 02/05/25 (m)	36
16	8.00%, 02/14/34 (m)	18

		54

	Ukraine — 1.1%
250	Government of Ukraine, 6.88%, 03/04/11 (e) (m)	259

	Uruguay — 0.5%
100	Government of Uruguay, 8.00%, 11/18/22 (m)	117

	Venezuela — 1.0%
195	Venezuela Government International Bond 9.38%, 01/13/34	227

	Total Foreign Government Securities (Cost $4,030)	4,301

	Mortgage Pass-Through Securities — 42.0%
	Federal Home Loan Mortgage Corp. Gold Pool,
9	6.00%, 05/01/17 (m)	9
32	6.00%, 01/01/35 (m)	32
2,530	TBA, 5.00%, 07/15/36	2,407
50	TBA, 5.50%, 06/15/37	49
775	TBA, 6.00%, 07/15/36	774
175	TBA, 6.50%, 06/15/34	178
	Federal National Mortgage Association Various Pools,
708	5.50%, 06/01/34 - 12/01/34 (m)	693
341	5.59%, 12/01/36 (m)	340
585	6.00%, 03/01/33 - 01/01/35 (m)	587
273	6.50%, 01/01/35 - 02/01/35 (m)	279
1,101	7.00%, 04/01/37 (m)	1,134
850	TBA, 4.50%, 06/25/22	813
100	TBA, 4.50%, 06/25/37	93
250	TBA, 5.00%, 07/25/36	238
1,250	TBA, 6.00%, 07/25/22	1,262
185	TBA, 6.50%, 07/25/36	188
	Government National Mortgage Association Pool,
280	TBA, 6.00%, 06/15/37	281
600	TBA, 6.50%, 06/15/35	614

	Total Mortgage Pass-Through Securities (Cost $10,074)	9,971

	Private Placements — 5.1%
1,160	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (i) (Cost $1,160)	1,211

	U.S. Treasury Obligations — 2.7%
	U.S. Treasury Bonds,
125	5.50%, 08/15/28 (k) (m)	132
50	6.63%, 02/15/27 (k) (m)	59
	U.S. Treasury Notes,
15	4.13%, 08/15/10 (m)	15
25	4.50%, 11/30/11 (m)	25
90	4.50%, 05/15/17 (m)	87
220	4.63%, 02/15/17 (m)	215
10	5.13%, 06/30/08 (m)	10
100	5.13%, 06/30/11 (k) (m)	101

	Total U.S. Treasury Obligations (Cost $638)	644

Shares

		Warrant — 0.0% (g)
- (h	)	Startec Global Communications Corp., expires 05/15/08 (a) (e) (i) (Cost $ - (h))	- (h	)

		Total Long-Term Investments (Cost $31,005)	31,135

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Number of Contracts	Security Description	Value ($)

Options Purchased — 4.2%
Call Options Purchased — 0.5%
11	30 Day Federal Funds expiring 06/18/07 @ $94.75, American Style	1
4	30 Day Federal Funds expiring 07/31/07 @ $94.81, American Style	- (h	)
29	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	-(h	)

Notional Amount ($)

	Call Options Purchased on Interest Rate Swaps:
13,610	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	106

	Total Call Options Purchased	107

	Receiver/Payer Straddle on Interest Rate Swaps — 2.9%
15,270	Expiring 06/01/07. If exercised the Fund pays/receives 4.74% and receives/pays floating 3 month LIBOR expiring 06/05/08, European Style	101
1,690	Expiring 06/04/07. If exercised the Fund pays/receives 5.07% and pays/receives floating 3 month LIBOR expiring 06/06/12, European Style	21
966	Expiring 06/11/07. If exercised the Fund pays/receives 5.21% and receives/pays floating 3 month LIBOR expiring 06/13/17, European Style	19
3,302	Expiring 06/13/07. If exercised the Fund pays/receives 4.99% and receives/pays floating 3 month LIBOR expiring 06/15/08, European Style	14
4,128	Expiring 06/15/07. If exercised the Fund pays/receives 5.04% and receives/pays floating 3 month LIBOR expiring 06/19/08, European Style	15
1,705	Expiring 06/25/07. If exercised the Fund receives/pays 5.30% and pays/receives floating 3 month LIBOR expiring 06/27/12, European Style	11
4,265	Expiring 07/24/07. If exercised the Fund receives/pays 5.51% and pays/receives floating 3 month LIBOR expiring 07/26/12, European Style	8
7,672	Expiring 01/03/08. If exercised the Fund pays/receives 4.89% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	38
7,672	Expiring 01/03/08. If exercised the Fund pays/receives 4.95% and receives/pays floating 3 month LIBOR expiring 01/07/09, European Style	35
11,472	Expiring 01/04/08. If exercised the Fund pays/receives 4.84% and receives/pays floating 3 month LIBOR expiring 01/08/09, European Style	60
7,600	Expiring 01/07/08. If exercised the Fund pays/receives 4.94% and receives/pays floating 3 month LIBOR expiring 01/09/09, European Style	35
14,140	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	42
1,620	Expiring 03/05/10. If exercised the Fund pays/receives 5.10% and receives/pays floating 3 month LIBOR expiring 03/09/15, European Style	65
1,140	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	61
915	Expiring 01/25/27. If exercised the Fund pays/receives 5.47%, and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	49
2,124	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	113

	Total Receiver/Payer Straddle on Interest Rate Swaps	687

Number of Contracts

	Put Options Purchased — 0.8%
11	30 Day Fed Funds expiring 06/22/07 @ $104.50, American Style	4
4	30 Day Fed Funds expiring 07/27/07 @ $104.50, American Style	2
29	90 Day Eurodollar Futures expiring 12/17/07 @ $94.75, American Style	10

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Notional Amount ($)	Security Description	Value ($)

	Put Options Purchased on Interest Rate Swaps:
5,285	Expiring 6/15/07. If exercised the Fund pays 4.91% and receives floating 3 month LIBOR expiring 6/19/08, European Style	26
325	Expiring 06/25/07. If exercised the Fund pays 5.43% and receives floating 3 month LIBOR expiring 06/27/17, European Style	2
1,415	Expiring 06/29/07. If exercised the Fund pays 5.36% and receives floating 3 month LIBOR expiring 07/13/12, European Style	1
5,940	Expiring 08/20/07. If exercised the Fund pays 5.58% and receives floating 3 month LIBOR expiring 08/20/07, European Style	29
7,985	Expiring 09/14/07. If exercised the Fund pays 4.84% and receives floating 3 month LIBOR expiring 09/18/08, European Style	41
1,660	Expiring 11/19/07. If exercised the Fund pays 5.08% and receives floating 3 month LIBOR expiring 11/21/09, European Style	9
3,155	Expiring 02/16/10. If exercised the Fund pays 5.85% and receives floating 3 month LIBOR expiring 02/18/20, European Style	72

	Total Put Options Purchased	196

	Total Options Purchased (Cost $1,260)	990

	Total Investments — 135.2% (Cost $32,265)	32,125
	Liabilities in Excess of Other Assets — (35.2)%	(8,365)

	NET ASSETS — 100.0%	$23,760

Percentages indicated are based on net assets.

Short Positions

Principal Amount ($)	Security Description	Value

(10)	FNMA, TBA, 6.00%, 07/25/36	$(10)
(1,950)	FNMA, TBA, 5.50%, 06/25/37	(1,903)

	(Proceeds received $1,918)	$(1,913)

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/07	Unrealized Appreciation (Depreciation)

	Long Futures Outstanding
3	10 Year U.S. Swap Future	June, 2007	$312	$(5)
3	Life Long Gilt	September, 2007	627	(1)
10	2 Year U.S. Treasury Notes	September, 2007	2,037	(2)
38	5 Year U.S. Treasury Notes	September, 2007	3,969	(7)
1	10 Year U.S. Treasury Notes	September, 2007	106	-(h )
	Short Futures Outstanding
(1)	Euro-Bobl	July, 2007	(143)	3
(3)	Euro-Bund	July, 2007	(452)	11

				$(1)

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

90 Day Eurodollar Future, American Style		$94.63	03/19/07	13	$ -(h )
90 Day Eurodollar Future, American Style		96.00	09/17/07	58	-(h )

(Premiums received of $11)					$ -(h )

Call Options Written on Interest Rate Swaps ****

COUNTERPARTY	EXERCISE RATE *	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Merrill Lynch Capital Services	4.46% semi-annually	03/15/10	03/17/12	$8,255	$(27)
Goldman Sachs Capital Management	4.74% semi-annually	06/01/07	06/05/08	15,270	-(h )

(Premiums received of $259)					$(27)

Put Options Written
DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE

30 Day Fed Funds Future, American Style		$94.94	04/30/07	8	$(1)
90 Day Eurodollar Future, American Style		94.75	09/17/07	26	(1)

(Premiums received of $1)					$(2)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE **	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$13,610	$(235)
Citibank	5.66% semi-annually	07/24/07	07/26/12	8,530	(6)
Goldman Sachs Capital Management	5.33% semi-annually	06/18/07	06/20/17	2,237	(24)
Merrill Lynch Capital Services	5.45% semi-annually	03/15/10	03/17/12	8,255	(65)
Union Bank of Switzerland	5.34% semi-annually	06/29/07	07/03/09	3,286	-(h )

(Premiums received of $335)					$(330)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE ***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE

Barclays Bank plc	5.3% semi-annually	03/22/12	03/26/17	$3,186	$(147)
Barclays Bank plc	5.19% semi-annually	01/04/12	01/06/17	3,800	(176)
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	12,124	(111)
Bear Stearns	5.24% semi-annually	01/04/10	01/06/20	1,246	(81)
Credit Suisse International	5.20% semi-annually	01/05/09	01/07/19	2,053	(107)
Goldman Sachs Capital Management	5.51% semi-annually	05/09/12	05/11/22	1,760	(134)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	973	(129)
Lehman Brothers Special Financing	4.98% semi-annually	03/15/10	03/17/12	8,255	(149)
Merrill Lynch Capital Services	5.23% semi-annually	03/05/10	03/09/20	953	(63)

(Premiums received of $1,270)					$(1,097)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.
**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.
***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
****	European Style

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value

Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	$6,823	$151
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	161	7
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	04/30/08	13,775	23
Barclays Bank plc	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	5,425	112
Barclays Bank plc	3 month LIBOR quarterly	5.35% semi-annually	02/18/20	1,035	(16)
Citibank, N.A.	3 month LIBOR quarterly	5.16% semi-annually	05/21/12	845	(7)
Citibank, N.A.	3 month LIBOR quarterly	5.22% semi-annually	05/22/12	425	(2)
Citibank, N.A.	3 month LIBOR quarterly	5.29% semi-annually	05/25/12	420	(1)
Credit Suisse International	5.31% semi-annually	3 month LIBOR quarterly	03/17/12	2,698	4
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	84	1
Credit Suisse International	5.60% semi-annually	3 month LIBOR quarterly	01/06/17	590	-
Credit Suisse International	3 month LIBOR quarterly	4.97% semi-annually	01/08/09	2,844	(6)
Credit Suisse International	3 month LIBOR quarterly	4.98% semi-annually	01/09/09	3,352	(10)
Credit Suisse International	3 month LIBOR quarterly	5.06% semi-annually	01/08/09	1,950	(4)
Credit Suisse International	3 month LIBOR quarterly	5.14% semi-annually	06/15/08	1,176	(3)
Credit Suisse International	3 month LIBOR quarterly	5.30% semi-annually	06/15/08	2,368	(3)
Credit Suisse International	3 month LIBOR quarterly	5.19% semi-annually	01/07/09	4,358	(5)
Credit Suisse International	3 month LIBOR quarterly	5.32% semi-annually	01/08/09	4,150	-
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	106	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.14% semi-annually	02/13/17	800	(14)
Goldman Sachs Capital Management	3 month LIBOR quarterly	4.93% semi-annually	01/07/09	3,550	(13)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.18% semi-annually	05/11/17	521	(11)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.31% semi-annually	06/05/08	7,405	(9)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.34% semi-annually	06/05/08	7,865	(7)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.35% semi-annually	06/19/08	3,950	(3)
Merrill Lynch Capital Services	5.15% semi-annually	3 month LIBOR quarterly	03/17/12	1,345	5
Merrill Lynch Capital Services	3 month LIBOR quarterly	5.20% semi-annually	06/15/08	3,686	(8)

					$182

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value

BASF, 3.50%, 07/08/10	Union Bank of Switzerland	Buy	10.5 BPS quarterly	12/20/11	$300	$	-(h )
CDX NA.IG.HVOL.8	Lehman Brothers Special Financing (1)	Buy	75 BPS quarterly	06/20/12	3,000		15
Government of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	220		1
Government of Brazil, 12.25%, 03/06/03	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	220		(2)
Government of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	20		-(h )
Government of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110		(1)
Government of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	50		(1)
Government of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110		(1)
Government of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	1,150		1
Government of Peru, 8.75%, 11/21/31	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	1,150		(2)
Government of Peru, 8.75%, 11/21/31	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	130		1
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.8 BPS semi-annually	06/20/12	1,730		2
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	350		4
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	220		3
Government of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	20		-(h )
Government of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.4 BPS semi-annually	04/20/12	170		(2)
Government of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110		(1)
Government of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	50		-(h )
Government of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110		(1)
Hanrue, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	200		-(h )
Hanrue, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	300		-(h )
JSC Vneshthor Bank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS quarterly	05/20/12	50		-(h )
Munre, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11	300		-(h )
Munre, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	8 BPS quarterly	12/20/11	200		-(h )
PDVSA, 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	75		1
Rosnru	BNP Paribas	Sell	50 BPS quarterly	08/25/07	500		1
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	220		(1)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	350		(2)
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland	Buy	16.5 BPS quarterly	12/20/11	300		(1)
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11	300		(1)

							$13

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount	Value

Deutsche Bank AG, New York (2)	FNMA, 5.00%, 02/13/17	$100.28	06/28/07	$800	$18
Deutsche Bank AG, New York (2)	FNMA 30 Year, 6.00%, TBA	99.78	07/05/07	2,050	-

					$18

Total Return Swaps

Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount	Value

Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 25 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	07/01/07	$900	$1
Morgan Stanley Capital Services	TCB, 7.3%, 02/26/09 quarterly	3 month LIBOR + 20 BPS	Total Return on TCB 7.3%, 02/26/09 quarterly	02/26/09	200	2

						$3

Forward Rate Agreements

		Rate Type (r)

Swap Counterparty		Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value

Merrill Lynch Capital Services		3 month LIBOR quarterly	5.26% semi-annually	09/17/07	$29,660	$(5)
Merrill Lynch Capital Services		4.67% semi-annually	3 month LIBOR quarterly	06/16/08	44,610	25

						$20

(1)	Premium received of $18
(2)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

ABBREVIATIONS:

(a)	Non-income producing security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.

BPS	Basis Points
BRL	Brazilian Real
CMBS	Commercial Mortgage Backed Security
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EGP	Egyptian Pound
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
MXN	Mexican Pesos
REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
TBA	To Be Announced
TRAINS	Targeted Return Index
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$656
Aggregate gross unrealized depreciation	(796)

Net unrealized appreciation/depreciation	(140)

Federal income tax cost of investments	$32,265

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Mortgage-Backed Securities — 0.5%
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates,
32,029	Series M002, Class A, FRN, 3.86%, 01/15/47	32,028
59,372	Series M010, Class A, FRN, 3.83%, 11/15/36	59,372

	Total Commercial Mortgage-Backed Securities (Cost $91,400)	91,400

	Municipal Commercial Paper — 4.0% (n)
	District of Columbia — 0.3%
16,000	District of Columbia 3.65%, 07/10/07	16,000
31,100	Metropolitan Washington Airports Authority, 3.56%, 07/11/07	31,100

		47,100

	Florida — 0.2%
13,690	Miami Dade County, 3.60%, 06/01/07	13,690
18,125	Sunshine State Local Government, 3.62%, 10/01/07	18,125

		31,815

	Georgia — 0.2%
	Metropolitan Atlanta Rapid Transit Authority,
17,500	3.60%, 06/15/07	17,500
17,500	3.62%, 10/01/07	17,500

		35,000

	Illinois — 0.2%
33,000	Metropolitan Government Nashville & Davidson County, 3.74%, 08/17/07 (m)	33,000

	Massachusetts — 0.2%
	Massachusetts State Building Authority,
10,000	3.57%, 06/12/07	10,000
30,000	3.57%, 06/13/07	30,000

		40,000

	Nebraska — 0.1%
10,200	Nebraska Power Authority, 3.90%, 06/08/07	10,200

	New York — 0.4%
30,000	Metropolitan Transportation Authority, 3.65%, 06/14/07	30,000
	New York City Municipal Water Finance Authority,
25,000	3.68%, 06/11/07	25,000
20,000	3.75%, 08/23/07	20,000

		75,000

	North Carolina — 0.5%
	City of Charlotte,
16,236	3.55%, 09/07/07	16,236
6,351	3.60%, 07/13/07	6,351
11,387	3.70%, 01/16/08	11,387
	University of North Carolina,
36,614	3.63%, 07/09/07	36,614
20,000	3.72%, 01/15/08	20,000

		90,588

	Ohio — 0.1%
19,200	Cuyahoga County, 3.70%, 09/06/07	19,200

	Texas — 0.4%
12,650	Brownsville, Utility Systems, 3.90%, 06/20/07	12,650
38,480	Harris County, 3.85%, 06/18/07	38,480
18,300	Texas Public Finance Authority, 3.75%, 08/20/07	18,300

		69,430

	Utah — 0.5%
87,800	Intermountain Power Agency, 3.71%, 08/09/07	87,800

	Vermont — 0.1%
	University of Vermont,
3,240	3.65%, 06/07/07	3,240
2,095	3.67%, 06/11/07	2,095
3,000	3.68%, 08/06/07	3,000
2,000	3.70%, 06/07/07	2,000
350	3.80%, 06/07/07	350

		10,685

	Washington — 0.8%
50,000	King County, 3.74%, 09/18/07	50,000
	Metropolitan Washington Airports Authority,
46,000	3.68%, 08/08/07	46,000
46,000	3.70%, 08/08/07	46,000

		142,000

	Total Municipal Commercial Paper (Cost $691,818)	691,818

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Municipal Bonds — 94.4%
	Alabama — 1.2%
20,900	ABN AMRO Munitops Certificate Trust, Series 2002-21, Rev., VAR, MBIA, 3.83%, 06/07/07	20,900
5,000	Birmingham Airport Authority, Municipal Securities Trust Receipts, Series SGA-47, Rev., VAR, MBIA, 3.86%, 06/06/07 (e)	5,000
2,800	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.77%, 06/07/07	2,800
13,500	Columbia IDB, PCR, Alabama Power Co. Project, Series C, Rev., VAR, 3.91%, 06/01/07	13,500
34,525	Cullman Medical Clinic Board-Medical Park South, Series 121, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.82%, 06/04/07	34,525
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VAR, LOC: Regions Bank, 3.77%, 06/07/07	15,000
	Jefferson County, Sewer,
30,145	Series C-3, Rev., VAR, XLCA, 3.79%, 06/07/07	30,145
7,950	Sub Series B-5, Rev., VAR, XLCA, 3.78%, 06/07/07	7,950
5,735	Jefferson County, Sewer, EAGLE, Series 2002-6016, Class A, Rev., VAR, FGIC, 3.83%, 06/07/07	5,735
3,780	Mobile County IDA, Exxon-Mobil Project, Rev., VAR, 3.91%, 06/01/07	3,780
	Montgomery BMC Special Care Facilities Financing Authority, Hospital, VHA Alabama, Inc.,
5,800	Series C, Rev., VAR, AMBAC, 3.80%, 06/06/07	5,800
5,000	Series D, Rev., VAR, AMBAC, 3.80%, 06/06/07	5,000
4,300	Series E, Rev., VAR, AMBAC, 3.80%, 06/06/07	4,300
9,000	Series F, Rev., VAR, AMBAC, 3.80%, 06/06/07	9,000
26,065	Morgan County-Decatur Health Care Authority, Series PT-947, Rev., VAR, Connie Lee, 3.83%, 06/06/07	26,065
4,000	Selma IDB, Specialty Minerals Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.85%, 06/07/07	4,000
4,940	Tuscaloosa County Board of Education, Special Tax, TAW, VAR, LOC: Regions Bank, 3.78%, 06/07/07	4,940
15,020	University of South Alabama, Series 1583, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	15,020

		213,460

	Alaska — 0.3%
	Alaska Housing Finance Corp., Floating Rate Trust Receipts,
8,625	Series K-14, Regulation D, Rev., VAR, MBIA, LIQ: Lehman Liquidity Co., 3.87%, 06/06/07	8,625
1,600	Series L-25, Regulation D, Rev., VAR, MBIA, 3.87%, 06/06/07	1,600
13,005	Alaska Housing Finance Corp., Merlots, Series D, Rev., VAR, MBIA, LIQ: Wachovia Bank N.A., 3.83%, 06/06/07	13,005
10,000	Alaska Housing Finance Corp., State Capital Project, Series C, Rev., VAR, MBIA, 3.75%, 06/07/07	10,000
14,400	City of North Slope Boro, Series A, GO, VAR, MBIA, 3.78%, 06/07/07	14,400
	City of Valdez, Marine Term Refunding Balance Exxon Pipeline Co. Project,
600	Series A, Rev., VAR, 3.91%, 06/01/07	600
600	Series C, Rev., VAR, 3.91%, 06/01/07	600

		48,830

	Arizona — 1.4%
	Apache County IDA, Tucson Electric Power Co.,
4,200	Series 83-A, Rev., VAR, LOC: ABN AMRO Bank N.V., 3.74%, 06/06/07	4,200
56,800	Series 83-B, Rev., VAR, LOC: Bank of New York, 3.80%, 06/06/07	56,800
7,700	Apache County IDA, IDR, Tucson Electric Power Co., Springerville, Series 1999-6, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.74%, 06/06/07	7,700
25,000	Arizona Health Facilities Authority, Series 1782, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.83%, 06/07/07	25,000
	Arizona State University,
10,000	Series A, Rev., VAR, AMBAC, 3.73%, 06/06/07	10,000
5,000	Series B, Rev., VAR, AMBAC, 3.74%, 06/06/07	5,000
21,430	Downtown Phoenix Hotel Corp., Floating Rate Trust Receipts, Series P3U, Regulation D, Rev., VAR, FGIC, LIQ: Lehman Liquidity Co., 3.84%, 06/06/07	21,430
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/07/07	7,160
3,840	Maricopa County Public Finance Corp., Floating Rate Certificates, Series 511, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	3,840
19,240	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Series A, Rev., VAR, MBIA, 3.80%, 06/06/07	19,240
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VAR, LIQ: FHLMC, 3.75%, 06/06/07	2,000
5,330	Phoenix IDA, Multi-Family Housing, CenterTree Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	5,330
43,200	Pima County IDA, IDB, Tucson Electric Irvington, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.80%, 06/06/07	43,200
6,850	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series 1430, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	6,850
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VAR, FSA, LIQ: Citibank N.A., 3.75%, 06/06/07	10,475
14,525	Series E, Rev., VAR, FSA, LIQ: Citibank N.A., 3.75%, 06/06/07	14,525

		242,750

	Arkansas — 0.1%
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VAR, LOC: Bank of New York, 3.85%, 06/06/07	3,830

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,500	Columbia County, Solid Waste Disposal, Albemarle Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/07/07	5,500

		9,330

	California — 3.7%
2,450	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VAR, LOC: Bank of America N.A., 3.74%, 06/07/07	2,450
2,000	Alvord Unified School District, Food Services Bridge Funding Program, COP, VAR, FSA, 3.63%, 06/07/07	2,000
18,600	Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., VAR, AMBAC, 3.67%, 06/07/07	18,600
2,200	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VAR, LOC: Mellon Bank N.A., 3.76%, 06/06/07	2,200
	California Housing Finance Agency, Home Mortgage,
12,800	Series B, Rev., VAR, FSA, 3.87%, 06/01/07	12,800
89,425	Series C, Rev., VAR, AMT, 3.89%, 06/01/07	89,425
10,900	Series F, Rev., VAR, FSA, 3.77%, 06/06/07	10,900
15,050	Series M, Rev., VAR, AMT, 3.89%, 06/01/07	15,050
19,555	Series M, Rev., VAR, AMT, 3.94%, 06/01/07	19,555
	California Housing Finance Agency, Multi-Family Housing,
22,600	Series III-D, Rev., VAR, AMT, 3.87%, 06/01/07	22,600
1,125	Series III-G, Rev., VAR, 3.83%, 06/06/07	1,125
5,850	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VAR, LOC: Union Bank of California N.A., 3.90%, 06/07/07	5,850
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/06/07	1,610
1,275	California Infrastructure & Economic Development Bank, IDR, Standard Abrasive Manufacturing Project, Series A, Rev., VAR, LOC: Mellon First Business Bank, 3.76%, 06/06/07	1,275
28,905	California Municipal Finance Authority, ExxonMobil Project, Rev., VAR, 3.90%, 06/01/07	28,905
500	California State Department of Water Resources, Power Supply, Series C-13, Rev., VAR, FSA, 3.67%, 06/07/07	500
21,000	California State University, EAGLE, Series 7200-50014, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.80%, 06/07/07	21,000
	California Statewide Communities Development Authority,
14,600	Series ROCS-RR-II-R-774CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.87%, 06/07/07	14,600
17,820	Series ROCS-RR-II-R-10005CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.87%, 06/07/07	17,820
4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments, Series X, Rev., VAR, FNMA, LIQ: FNMA, 3.73%, 06/07/07	4,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/07/07	3,420
40	Chabot-Las Positas Community College District, Series 87-Z, GO, VAR, AMBAC, LIQ: Goldman Sachs Special Situations, 3.81%, 06/07/07	40
1	City of Glendale, Hospital, Series 590, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/03/07	-(h	)
12,600	City of Irvine, Special Assessment, Assement District No. 03-19, Series B, VAR, LOC: Bank of New York, 3.84%, 06/01/07	12,600
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev, VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	8,800
2,200	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VAR, LOC: Coast Federal Bank, 3.70%, 06/05/07	2,200
2,300	East Bay Municipal Utility District, Water System, Sub Series B-2, Rev., VAR, XLCA, 3.66%, 06/06/07	2,300
11,725	Eclipse Funding Trust, Solar Eclipse, Corona, Series 2006-0099, Tax Allocation, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.77%, 06/07/07	11,725
9,125	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/07/07	9,125
40,035	Enhanced Return Puttable Floating Option, Series 1023, Rev., VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.81%, 07/06/07	40,035
3,950	Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.68%, 06/07/07	3,950
4,100	Grant Joint Union High School District, Bridge Funding Program, COP, VAR, FSA, 3.63%, 06/07/07	4,100
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program, COP, VAR, FSA, 3.63%, 06/07/07	6,360
15,945	Lehman Municipal Trust Receipts, Housing Finance Agency, Rev., VAR, LIQ: Lehman Liquidity Co., 3.86%, 06/06/07	15,945
200	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments, Series A, Rev., VAR, LOC: Fleet National Bank, 3.94%, 06/01/07	200
100	Metropolitan Water District of Southern California, Series C-2, Rev., VAR, 3.84%, 06/01/07	100
	Municipal Securities Trust Certificates,
11,285	Series 281, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	11,285
3,050	Series 1999-73, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07 (e)	3,050
12,570	Series 2001-136, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07(e)	12,570
25,000	Series 7045, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	25,000
1,600	Port of Oakland, Trust Receipts, Series 5, Class F, Rev., VAR, FGIC, 3.78%, 06/07/07	1,600
	Puttable Floating Option Tax-Exempt Receipts,
56,000	Series MT-421, Rev., VAR, 3.85%, 06/05/07	56,000
33,040	Series PZP-019, Rev., VAR, 3.83%, 06/07/07	33,040
1,500	Riverside Country Asset Leasing Corp., Southwest Justice Center, Series B, Rev., VAR, MBIA, 3.67%, 06/06/07	1,500
1,200	Riverside Unified School District, School Facility Bridge Program, COP, VAR, FSA, 3.63%, 06/07/07	1,200
1,800	San Jose, Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 06/07/07	1,800

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,560	Southern California Home Financing Authority, Single Family Housing, Series A, Rev., VAR, AMT, 3.79%, 07/06/07	3,560
1,100	Southern California Public Power Authority, Southern Transmission Project, Rev., VAR, AMBAC, LOC: Lloyds TSB Bank plc, 3.67%, 06/06/07	1,100
	State of California,
40,000	Series 07-1, GO, VAR, LIQ: Landesbank Hessen-Thuerigen, 3.82%, 06/07/07	40,000
15,715	Series A, Sub Series A-2, GO, VAR, LOC: Calyon Bank, 3.63%, 06/06/07	15,715
2,225	Series PA-594, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.78%, 06/02/07	2,225
18,545	State of California, Daily Kindergarten University, Series A-3, GO, VAR, LOC: Citibank N.A., 3.85%, 06/01/07	18,545

		641,755

	Colorado — 3.0%
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VAR, LIQ: FHLMC, 3.77%, 06/07/07	11,310
2,470	City of Arvada, Rev., VAR, FSA, 3.95%, 07/01/07	2,470
3,150	City of Colorado Springs, The Colorado College, Rev., VAR, 3.75%, 06/07/07	3,150
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VAR, 3.72%, 06/07/07	1,000
6,910	City of Thornton, Series ROCS-RR-II-R-1052, COP, VAR, AMBAC, LIQ: Citigroup Global Markets, 3.82%, 06/07/07	6,910
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VAR, LOC: U.S. Bank N.A., 3.90%, 06/01/07	19,400
	Colorado Housing & Finance Authority,
40,000	Series A-2, Class I, Rev., VAR, AMT, LIQ: Depfa Bank plc, 3.85%, 06/06/07	40,000
30,000	Series A-3, Class 1, Rev., VAR, AMT, 3.85%, 06/06/07	30,000
4,880	Series AA-3, Class I, Rev., VAR, 3.80%, 06/06/07	4,880
25,000	Series B-5, Class 1, RAN, AMT, 3.85%, 06/01/07	25,000
1,885	Colorado Housing & Finance Authority, Multi-Family Project, Series A-4, Class I, Rev., VAR, 3.80%, 06/06/07	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/06/07	1,600
7,200	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VAR, AMT, 3.85%, 06/06/07	7,200
85,000	Colorado State Education Loan Program, Series B, TAN, 3.75%, 08/03/07	85,015
	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien,
1,000	Series A-2, Rev., VAR, AMBAC, 3.82%, 06/06/07	1,000
2,500	Series A-3, Rev., VAR, AMBAC, 3.82%, 06/06/07	2,500
	Denver City & County, Airport,
26,000	Series A, Rev., VAR, AMT, CIFG, 3.86%, 06/06/07	26,000
5,000	Series N-12, Regulation D, Rev., VAR, FGIC, 3.89%, 06/06/07	5,000
4,985	Series ROC-II-R-98, Rev., VAR, FSA, LIQ: Citibank N.A., 3.85%, 06/07/07	4,985
14,750	Denver City & County, Colorado Convention Center Project, Series B, Rev., VAR, FSA, 3.76%, 06/07/07	14,750
	Denver City & County, Wellington E Webb,
57,845	Series PA-C2, COP, VAR, AMBAC, 3.76%, 06/06/07	57,845
5,000	Series PA-C3, COP, VAR, AMBAC, 3.76%, 06/06/07	5,000
10,000	Douglas County, Multi-Family Housing, Autumn Chase Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.77%, 06/05/07	10,000
6,060	Jefferson County School District R-001, Series ROCS-II-R-6516, GO, VAR, FSA, LIQ: Citibank Financial Products, 3.82%, 06/07/07	6,060
5,485	Park Creek Metropolitan District, TOCS, Series S, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.80%, 06/07/07	5,485
9,000	RBC Municipal Products, Inc. Trust, Series I-6, Rev., VAR, XLCA, LIQ: Royal Bank of Canada, 3.81%, 06/07/07	9,000
50,740	Sheridan Redevelopment Agency, Tax Allocation, Series ROCS-RR-II-R-819CE, VAR, LIQ: Citigroup Financial Products, 3.68%, 10/04/07	50,740
70,600	State of Colorado, RAN, 4.50%, 06/27/07	70,632

		508,817

	Connecticut — 0.4%
29,630	Connecticut State Health & Educational Facilities Authority, Series 891, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.80%, 06/07/07	29,630
1,100	Connecticut State Health & Educational Facilities Authority, Community Renewal Team, Series A, Rev., VAR, LOC: Fleet National Bank, 3.74%, 06/07/07	1,100
24,100	Connecticut State Health & Educational Facilities Authority, Yale University, Series V-2, Rev., VAR, 3.90%, 06/01/07	24,100
	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program,
10,100	Series B-3, Rev., VAR, AMT, AMBAC, 3.75%, 06/07/07	10,100
2,300	Sub Series D-3, Rev., VAR, AMBAC, 3.70%, 06/07/07	2,300
3,700	Sub Series E-4, Rev., VAR, AMT, AMBAC, 3.77%, 06/07/07	3,700

		70,930

	Delaware — 0.8%
7,000	Delaware River & Bay Authority, Series B, Rev., VAR, AMBAC, 3.70%, 06/07/07	7,000
	GS Pool Trust,
58,551	Series 19-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.89%, 06/07/07	58,551
31,750	Series 24-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.86%, 06/07/07	31,750
10,447	Series 35-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.89%, 06/07/07	10,447
4,728	Series 56-TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.86%, 06/07/07	4,728
15,970	Series 77, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.86%, 06/07/07	15,970
200	University of Delaware, Series B, Rev., VAR, 3.92%, 06/01/07	200

		128,646

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	District of Columbia — 2.2%
30,225	Bank of New York Municipal Certificates Trust, Series 5, Rev., VAR, 3.90%, 06/07/07	30,225
	District of Columbia,
600	Series D-1, GO, VAR, FSA, 3.75%, 06/06/07	600
60,000	TRAN, GO, 4.25%, 09/28/07	60,132
2,300	District of Columbia, American Psychology Association, Rev., VAR, LOC: Bank of America N.A., 3.78%, 06/07/07	2,300
	District of Columbia, American University Issue,
29,605	Rev., VAR, AMBAC, 3.77%, 06/06/07	29,605
12,000	Series A, Rev., VAR, AMBAC, 3.77%, 06/06/07	12,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VAR, LOC: Bank of New York, 3.85%, 06/07/07	7,500
23,685	District of Columbia, George Washington University, Series C, Rev., VAR, MBIA, 3.80%, 06/06/07	23,685
50,000	District of Columbia, Housing Finance Agency, Series F, Rev., AMT, 3.60%, 11/01/07	50,000
3,105	District of Columbia, Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VAR, LOC: Bank of America N.A., 3.91%, 06/07/07	3,105
11,000	District of Columbia, Merlots, Series B-33, GO, VAR, AMBAC, 3.83%, 06/06/07	11,000
	District of Columbia, Multimodal,
26,810	Series A, GO, VAR, FSA, 3.80%, 06/06/07	26,810
52,945	Series B, GO, VAR, FSA, 3.80%, 06/06/07	52,945
16,570	Series D, GO, VAR, MBIA, 3.80%, 06/06/07	16,570
13,650	District of Columbia, Multimodal, American University, Rev., VAR, 3.71%, 06/06/07	13,650
1,980	District of Columbia, National Children’s Center, Inc., Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	1,980
2,200	District of Columbia, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	2,200
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, Water & Sewer, Series 98-5202, Rev., VAR, FSA, LIQ: Citibank N.A., 3.83%, 06/07/07	6,155
31,600	Eclipse Funding Trust, Solar Eclipse, Washington, D.C., Series 2007-0021, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	31,600

		382,062

	Florida — 4.2%
9,345	ABN AMRO Munitops Certificate Trust, Series 2003-6, Rev., VAR, MBIA, 3.83%, 06/07/07	9,345
10,315	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.78%, 06/07/07	10,315
28,500	City of Gainesville, Series A, Rev., VAR, 3.80%, 06/06/07	28,500
19,000	City of Gainesville, Utilities System, Series C, Rev., VAR, 3.89%, 06/01/07	19,000
	City of Gulf Breeze, Local Government Loan Program,
4,015	Series B, Rev., VAR, FGIC, 3.78%, 06/07/07	4,015
26,715	Series C, Rev., VAR, FGIC, 3.78%, 06/07/07	26,715
10,000	City of Jacksonville, Capital Project, Series 2002-1, Rev., VAR, FGIC, 3.75%, 06/06/07	10,000
8,915	City of West Palm Beach, Utilities System, Rev., VAR, FGIC, 3.80%, 06/06/07	8,915
6,510	Collier County, Health Facilities Authority, The Moorings, Inc. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.77%, 06/06/07	6,510
6,345	Duval County, School Board Certificates, Series PT-2624, COP, VAR, FGIC, 3.83%, 06/01/07	6,345
	Eclipse Funding Trust, Solar Eclipse,
8,500	Series 2006-0043, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07 (e)	8,500
11,865	Series 2006-0130, Tax Allocation, VAR, XLCA, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	11,865
8,755	Series 2006-0135, GO, VAR, MBIA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	8,755
19,165	Series 2006-0144, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	19,165
10,000	Eclipse Funding Trust, Solar Eclipse, Miami, Series 2007-0045, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.90%, 06/01/07	10,000
35,905	Eclipse Funding Trust, Solar Eclipse, South Series 2007-0035, COP, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	35,905
21,175	Eclipse Funding Trust, Solar Eclipse, Volusi, Series 2007-0036, COP, VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	21,175
33,500	Enhanced Return Puttable Floating Option, Rev., VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.74%, 07/01/07	33,500
114,050	Florida Gas Utility, Gas Supply Project No. 2-A-4, Rev., VAR, 3.76%, 06/07/07	114,050
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	6,350
21,495	Florida Housing Finance Corp., Homeowner Mortgage, Series 53G, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.82%, 06/07/07	21,495
7,000	Florida State Board of Education, Capital Outlay, Series PT-1223, GO, VAR, LIQ: Merrill Lynch Capital Services, 3.83%, 06/07/07	7,000
32,680	Florida State Board of Education, Public Education, Municipal Securities Trust Receipts, Series SGA-102, GO, VAR, LIQ: Societe Generale, 3.90%, 06/01/07	32,680
11,000	Florida State Department of Environmental Protection, Preservation, Series 722, Rev., VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	11,000
3,750	Hillsborough County Aviation Authority, Tampa International Airport, Series D, Rev., VAR, MBIA, 3.75%, 06/06/07	3,750
800	Jacksonville Health Facilities Authority, River Garden Project, Rev., VAR, LOC: First Union National Bank, 3.81%, 06/07/07	800

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,045	Lee County, Airport, Series PT-2269, Rev., VAR, FSA, 3.84%, 06/01/07	1,045
3,070	Lee County, Water & Sewer, Series ROCS-RR-II-R-4021, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	3,070
11,700	Lehman Municipal Trust Receipts, Series P48W, Regulation D, Rev., VAR, LIQ: Lehman Liquidity Co., 3.92%, 06/06/07	11,700
25,000	Liberty County, IDR, Georgia-Pacific Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	25,000
2,175	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VAR, LOC: Nationsbank N.A., 3.77%, 06/06/07	2,175
7,000	Miami-Dade County, Florida Aviation, Series SG-141, Rev., VAR, FGIC, 3.81%, 06/07/07	7,000
10,190	Miami-Dade County Water & Sewer Revenue Systems, Rev., VAR, FGIC, 3.75%, 06/06/07	10,190
2,700	Municipal Securities Trust Certificates, Series 2001-131, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07 (e)	2,700
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.78%, 06/06/07	6,700
16,915	North Broward Hospital District, Series B, Rev., VAR, CIFG, 3.76%, 06/06/07	16,915
7,345	Orange County Housing Finance Authority, Falcon Trace Apartments Project, Series D, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	7,345
9,901	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 3.82%, 06/05/07	9,901
3,920	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/04/07	3,920
	Orlando & Orange County Expressway Authority,
1,800	Series C-2, Rev., VAR, FSA, 3.74%, 06/07/07	1,800
8,425	Series C-4, Rev., VAR, FSA, 3.75%, 06/07/07	8,425
10,000	Series D, Rev., VAR, FSA, 3.73%, 06/07/07	10,000
4,550	Orlando Utilities Commission, Water & Electric, Series ROCS-RR-II-R-1040, Rev., VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	4,550
5,065	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/06/07	5,065
2,500	Pinellas County Health Facility Authority, Healthcase Systems, Baycare, Series B-1, Rev., VAR, FSA, 3.76%, 06/07/07	2,500
4,310	Pinellas County Housing Finance Authority, Single Family Mortgage, Series MT-009, Rev., VAR, 3.85%, 06/06/07	4,310
18,305	St. Johns County, Transportation Improvement, Series ROCS-RR-II-R-9071, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	18,305
5,295	State of Florida, Series PA-511, GO, VAR, 3.83%, 06/07/07	5,295
39,890	State of Florida, Merlots, Series A-22, Rev., VAR, 3.78%, 11/01/07	39,890
14,800	Sunshine State Governmental Financing Commission, Rev., VAR, AMBAC, 3.90%, 06/01/07	14,800
11,900	UBS Municipal Certificates, Various States, Series 07-1014, Rev., VAR, XLCA, 3.84%, 06/07/07	11,900
3,700	University of North Florida Foundation, Inc., Parking System, Rev., VAR, LOC: Wachovia Bank N.A., 3.80%, 06/07/07	3,700
3,600	West Orange Healthcare District, Series B, Rev., VAR, LOC: Suntrust Bank, 3.75%, 06/07/07	3,600

		717,451

	Georgia — 3.6%
16,610	ABN AMRO Munitops Certificate Trust, Series 2000-4, Rev., VAR, FGIC, 3.81%, 06/07/07 (e)	16,610
7,100	Albany-Dougherty County Hospital Authority, Series L3J, Regulation D, Rev., VAR, AMBAC, LIQ: Lehman Liqudity LLC, 3.84%, 06/06/07	7,100
53,000	Albany-Dougherty County Hospital Authority, Phoebe Hospital, Rev., VAR, AMBAC, 3.90%, 06/01/07	53,000
10,755	Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Series B, Rev., VAR, LOC: Bank of America N.A., 3.90%, 06/01/07	10,755
8,835	Atlanta Downtown Development Authority, Underground Atlanta Project, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 3.76%, 06/07/07	8,835
5,435	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VAR, LOC: FHLMC, 3.81%, 06/07/07	5,435
	City of Atlanta, Airport,
23,000	Series B-1, Rev., VAR, MBIA, 3.79%, 06/07/07	23,000
7,500	Series B-3, Rev., VAR, MBIA, 3.76%, 06/07/07	7,500
20,000	Series C-1, Rev., VAR, MBIA, 3.79%, 06/07/07	20,000
4,385	Series PT-737, Rev., VAR, FGIC, 3.84%, 06/05/07	4,385
14,395	Series PT-901, Rev., VAR, FGIC, 3.80%, 06/07/07	14,395
3,545	City of Atlanta, Water & Waste, Series B, Rev., VAR, FSA, 3.75%, 06/07/07	3,545
18,100	City of Atlanta, Westside Project, Series A, Tax Allocation, VAR, LOC: Wachovia Bank N.A., 3.78%, 06/07/07	18,100
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VAR, FSA, 3.83%, 06/06/07	7,160
14,800	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VAR, LOC: RBC Centura Bank, 3.76%, 06/06/07	14,800
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	3,400
12,600	Cobb-Marietta Coliseum & Exhibit Hall Authority, Junior Lien, Series A, Rev., VAR, MBIA, LOC: Suntrust Bank, 3.80%, 06/06/07	12,600
18,600	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/06/07	18,600
9,030	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	9,030
12,145	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	12,145

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,735	De Kalb County Housing Authority, Timber Trace Apartments Project, Rev., VAR, FHLMC, LIQ: FHLMC, 3.76%, 06/07/07	10,735
21,580	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	21,580
10,000	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	10,000
10,540	Forsyth County, School District, Series PT-2750, GO, VAR, MBIA, 3.83%, 06/06/07	10,540
700	Fulton County, Development Authority, Arthritis Foundation, Inc., Project, Rev., VAR, LOC: Suntrust Bank, 3.76%, 06/06/07	700
1,435	Fulton County, Development Authority, Morehouse College Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.83%, 06/06/07	1,435
50,680	Fulton County, Development Authority, Robert W. Woodruff Arts Center, Rev., VAR, LIQ: Bank of America N.A., 3.76%, 06/07/07	50,680
37,500	Gainesville & Hall County Hospital Authority, Northeast Georgia Health Project, Series D, Rev., VAR, MBIA, 3.76%, 06/06/07	37,500
18,297	Georgia Municipal Association, Inc., Pooled Bond, COP, VAR, MBIA, LIQ: Bank of America N.A., 3.77%, 06/07/07	18,297
8,445	Georgia Municipal Electric Authority, Series PA-1187, Rev., VAR, MBIA-IBC-Bank of New York, 3.83%, 06/07/07	8,445
4,960	Georgia State Road & Tollway Authority, Series PT-2019, Rev., VAR, 3.83%, 06/07/07	4,960
5,650	Griffin-Spalding County Development Authority IDA, Norcom, Inc., Project, Rev., VAR, LOC: LaSalle Bank N.A., 3.83%, 06/07/07	5,650
5,900	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VAR, 3.75%, 06/06/07	5,900
10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc., Project, Anticipation Certificates, Rev., VAR, LOC: Suntrust Bank, 3.76%, 06/06/07	10,000
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., VAR, 3.75%, 06/06/07	9,450
800	Marietta Housing Authority, Concepts 21 Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/04/07	800
7,060	Municipal Electric Authority of Georgia, Project One, Sub Series E, Rev., VAR, FSA, 3.70%, 06/06/07	7,060
9,235	Municipal Securities Trust Certificates, Series 5019, Class A, GO, VAR, LIQ: Branch Banking & Trust, 3.81%, 06/07/07	9,235
	Private Colleges & Universities Authority, Emory University,
45,480	Series B, Rev., VAR, 3.70%, 06/06/07	45,480
44,460	Series B-2, Rev., VAR, 3.74%, 06/07/07	44,460
24,290	Private Colleges & Universities Facilities Authority, Emory University, Series B, Rev., VAR, 3.70%, 06/06/07	24,290
5,200	Tift County Hospital Authority, Anticipation Certificates, Series A, Rev., VAR, AMBAC, 3.75%, 06/06/07	5,200

		612,792

	Hawaii — 0.3%
20,825	ABN AMRO Munitops Certificate Trust, Series 2004-1, Rev., VAR, FGIC, 3.65%, 11/08/07	20,825
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
8,990	Series 2006-0096, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	8,990
9,455	Series 2006-0123, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	9,455
13,722	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VAR, LOC: Union Bank of California N.A., 3.95%, 06/05/07	13,722

		52,992

	Idaho — 0.2%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,500	Series C, Class 1, Rev., VAR, 3.85%, 06/06/07	10,500
2,595	Series F-1, Class 1, Rev., VAR, 3.85%, 06/06/07	2,595
27,800	State of Idaho, TAN, GO, 4.50%, 06/29/07	27,810

		40,905

	Illinois — 4.6%
	ABN AMRO Munitops Certificate Trust,
17,150	Series 2005-4, Rev., VAR, FGIC, 3.84%, 06/07/07	17,150
6,195	Series 2005-23, Rev., VAR, FSA, 3.84%, 06/07/07	6,195
7,970	Series 2005-57, Rev., VAR, GNMA COLL, 3.89%, 06/07/07	7,970
6,545	Series 2005-64, Rev., VAR, AMBAC, 3.88%, 06/07/07	6,545
36,005	Series 2006-13, Rev., VAR, GNMA COLL, 3.88%, 06/07/07	36,005
10,000	Series 2006-44, Rev., VAR, FSA, 3.83%, 06/07/07	10,000
12,500	Series 2006-63, GO, VAR, FSA, 3.83%, 06/07/07	12,500
	Chicago Board of Education,
21,960	Series B, GO, VAR, FSA, 3.76%, 06/07/07	21,960
5,470	Series PT-2446, GO, VAR, MBIA, 3.83%, 06/06/07	5,470
5,300	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VAR, LOC: Bayerische Landesbank, 3.83%, 06/05/07	5,300
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Nationale Air France, Rev., VAR, LOC: Societe Generale, 3.83%, 06/06/07	2,500
14,000	City of Chicago, Series B, GO, VAR, FGIC, 3.78%, 06/07/07	14,000
15,500	City of Chicago, EAGLE, Series 2007-0059, Class A, GO, VAR, FGIC, LIQ: Landesbank Hessen-Thuerigen, 3.81%, 06/07/07	15,500
5,875	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 3.85%, 06/07/07	5,875
20,000	City of Chicago, Municipal Securities Trust Receipts, Series SGA-99, GO, VAR, FGIC, LIQ: Societe Generale, 3.86%, 06/06/07	20,000
19,145	City of Chicago, Water, Second Lien, Rev., VAR, MBIA, 3.75%, 06/07/07	19,145

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

315	City of Libertyville, IDR, Libertyville Manor Project, Rev., VAR, LOC: National City Bank, 3.78%, 06/07/07	315
10,900	City of Schaumberg, Multi-Family Housing, Treehouse II Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.73%, 06/06/07	10,900
	Cook County,
4,503	Series 403, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	4,503
7,180	Series PT-1497, GO, VAR, FGIC, 3.83%, 06/01/07	7,180
23,500	Cook County, Capital Improvement, Series E, GO, VAR, 3.80%, 06/07/07	23,500
4,710	Du Page County Community Unit School District No. 200 Wheaton, Series ROCS-RR-II-R-4013, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.73%, 07/12/07	4,710
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,115	Series 2006-0003, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.82%, 06/02/07	3,115
10,955	Series 2006-0075, GO, VAR, XLCA-ICR, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	10,955
10,420	Series 2006-0131, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	10,420
81,690	Eclipse Funding Trust, Solar Eclipse, Illinois, Series 2006-0104, GO, VAR, AMBAC-TCRS-Bank of New York, LIQ: U.S. Bank N.A., 3.90%, 6/01/07 (e)	81,690
15,620	Eclipse Funding Trust, Springfield, Series 2006-0007, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.82%, 06/06/07	15,620
4,300	Galesburg, Knox College Project, Rev., VAR, LOC: LaSalle National Bank, 3.79%, 06/07/07	4,300
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VAR, LOC: Fifth Third Bank, 3.84%, 06/07/07	4,485
1,110	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project, Rev., VAR, LOC: LaSalle National Bank, 3.85%, 06/06/07	1,110
3,286	Illinois Development Finance Authority, Metropolitan Family Services, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	3,286
10,000	Illinois Development Finance Authority, Residential Rental, Rev., VAR, FHLMC, LIQ: FHLMC, 3.80%, 06/07/07	10,000
3,340	Illinois Development Finance Authority, St. Vincent de Paul Project, Series A, Rev., VAR, 3.74%, 06/06/07	3,340
6,895	Illinois Educational Facilities Authority, Series PA-896, Rev., VAR, 3.83%, 06/05/07	6,895
4,300	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 3.81%, 06/07/07	4,300
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VAR, LOC: Sovereign Bank FSB, 3.79%, 06/07/07	11,380
23,225	Illinois Finance Authority, Northwestern University, Sub Series A, Rev., VAR, 3.70%, 06/06/07	23,225
8,700	Illinois Finance Authority, University of Chicago, Series B, Rev., VAR, 3.76%, 06/07/07	8,700
11,400	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VAR, LOC: Harris Trust & Savings Bank, 3.83%, 06/06/07	11,400
1,915	Illinois Health Facilities Authority, Loyola University Health System, Series B, Rev., VAR, MBIA, 3.75%, 06/06/07	1,915
75,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VAR, LOC: Bank of America N.A., 3.89%, 06/01/07	75,000
12,600	Illinois Health Facilities Authority, Swedish Covenant Hospital Project, Rev., VAR, AMBAC, 3.74%, 06/07/07	12,600
985	Illinois Housing Development Authority, Center Apartments, Rev., VAR, LOC: FHLMC, 3.73%, 06/06/07	985
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VAR, 3.83%, 06/06/07	10,175
7,500	Series C-3, Rev., VAR, 3.86%, 06/06/07	7,500
8,375	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VAR, FSA, 3.82%, 06/07/07	8,375
2,370	Lake County, IDR, A.L. Hansen Manufacturing Co. Project, Rev., VAR, LOC: Harris Trust & Savings Bank, 3.85%, 06/07/07	2,370
7,000	Metropolitan Pier & Exposition Authority, EAGLE, Dedicated State Tax, Series 2004-0030, Class A , Rev., VAR, MBIA, 3.83%, 06/07/07	7,000
	Municipal Securities Trust Certificates,
6,245	Series 7006, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.80%, 06/07/07	6,245
10,000	Series 7016, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	10,000
10,000	Series 7017, Class A, GO, VAR, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	10,000
100	Series 2000-93, Class A, Rev., VAR, AMBAC, LOC: Bear Stearns Capital Markets, 3.92%, 06/01/07	100
5,500	Series 2001-9021, Class A, GO, VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	5,500
12,375	Series 2004-218, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	12,375
18,450	Series 2005-223, Class A, GO, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	18,450
13,580	Series 2007-323, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	13,580
	Regional Transportation Authority,
18,785	Series B, Rev., VAR, 3.80%, 06/06/07	18,785
19,800	Series PT-818-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	19,800
6,500	Series PT-1448, Rev., VAR, FGIC, 3.83%, 06/03/07	6,500
	State of Illinois,
44,700	GO, 4.25%, 06/07/07	44,703
13,000	Series 2003-33, GO, VAR, FGIC, LIQ: BNP Paribas, 3.82%, 06/02/07	13,000
10,000	Series B, GO, VAR, 3.80%, 06/06/07	10,000
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VAR, FSA, LIQ: Societe Generale, 3.80%, 06/02/07	3,255
8,300	University of Illinois, Health Services Facilities System, Series B, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.80%, 06/06/07	8,300

		797,957

	Indiana — 1.6%
10,000	ABN AMRO Munitops Certificate Trust, Series 2006-34, Rev., VAR, AMBAC, 3.88%, 06/07/07	10,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,615	Boone County Hospital Association, Series PT-2828, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.83%, 06/03/07	7,615
5,985	Carmel School Building Corp., Series ROCS-RR-II-R-S014, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	5,985
6,790	Center Grove 2000 Building Corp., Series PT-2699, Rev., VAR, FGIC, 3.83%, 06/03/07	6,790
	City of Indianapolis, Local Public Improvement Bond Bank,
8,570	Series PT-1408, Rev., VAR, MBIA, 3.83%, 06/04/07	8,570
170	Series Z-7, Rev., VAR, AMBAC, LIQ: Goldman Sachs Special Situations, 3.82%, 06/07/07	170
	City of Indianapolis, Local Public Improvement Bond Bank, Waterworks Project,
20,830	Series G-1, Rev., VAR, MBIA, 3.76%, 06/07/07	20,830
25,650	Series H, Rev., VAR, MBIA, 3.76%, 06/07/07	25,650
6,345	Danville Multi-School Building Corp., Series PT-1483, Rev., VAR, FSA, 3.83%, 06/06/07	6,345
5,000	DeKalb County, Economic Development, New Process Steel Project, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/07/07	5,000
5,355	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VAR, CIFG, 3.83%, 06/03/07	5,355
26,065	Eclipse Funding Trust, Solar Eclipse, Decatu, Series 2006-0162, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	26,065
15,435	Eclipse Funding Trust, Solar Eclipse, Wayne, Series 2006-0015, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	15,435
7,445	Hammond School Building Corp., Series ROCS-RR-II-R-6516, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	7,445
5,055	Indiana Health Facility Financing Authority, Series PA-1069, VAR, 3.83%, 06/01/07	5,055
39,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 3.82%, 07/03/07	39,000
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	2,485
	Indiana Housing & Community Development Authority,
26,900	Series C-3, Rev., VAR, GNMA/FNMA, 3.80%, 06/07/07	26,900
8,000	Series E-2, RAN, AMT, 3.62%, 12/20/07	8,000
6,900	Indiana State Finance Authority, Ispat Inland Inc., Rev., VAR, LOC: Royal Bank of Scotland, 3.73%, 06/06/07	6,900
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VAR, LIQ: Societe Generale, 3.90%, 06/01/07	2,900
18,600	Series SGA 151, Class A, Rev., VAR, LIQ: Societe Generale, 3.86%, 06/06/07	18,600
6,060	Tell City-Troy Township Elementary School Building Corp., Series PT-2825, Rev., VAR, FSA, 3.83%, 06/01/07	6,060

		267,155

	Iowa — 0.4%
3,290	City of Des Moines, Series PT-2268, GO, VAR, AMBAC, 3.83%, 06/06/07	3,290
4,430	Iowa Finance Authority, Health System, Series B, Rev., VAR, AMBAC, 3.80%, 06/06/07	4,430
	Iowa Finance Authority, Single Family Mortgage,
8,100	Series D, Rev., VAR, AMT, GNMA/FNMA, 3.83%, 06/07/07	8,100
5,900	Series F, Rev., VAR, GNMA/FNMA FHA/VA PRIV MTG, LIQ: Wells Fargo Bank N.A, 3.80%, 06/07/07	5,900
28,000	Iowa State School Cash Anticipation Program, Warrants Certificates, Series A, FSA, 4.50%, 06/28/07	28,011
14,235	Municipal Securities Trust Certificates, Series 7024, Class A, Rev., VAR, CIFG, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	14,235

		63,966

	Kansas — 0.4%
9,780	City of Overland Park, Series SG-155, GO, VAR, 3.82%, 06/07/07	9,780
	Kansas State Department of Transportation, Highway,
50,000	Series C-2, Rev., VAR, LIQ: Pooled Money Investment Board, 3.75%, 06/06/07	50,000
8,950	Series C-4, Rev., VAR, 3.75%, 06/07/07	8,950

		68,730

	Kentucky — 3.0%
13,310	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VAR, LOC: U.S. Bank N.A., 3.87%, 06/06/07	13,310
11,345	Clipper Tax-Exempt Certificate Trust, Series 2005-35, Rev., VAR, 3.85%, 06/07/07	11,345
1,850	Kentucky Development Finance Authority, Pooled Loan Program, Series A, Rev., VAR, FGIC, LOC: Helaba, 3.75%, 06/07/07	1,850
4,000	Kentucky Housing Corp., Series H, Rev., VAR, AMT, 3.82%, 06/03/07	4,000
467,351	Kentucky Public Energy Authority, Series A, Rev., VAR, 3.92%, 06/01/07	467,351
15,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, Rev., VAR, FGIC, 3.80%, 06/04/07 (e)	15,000

		512,856

	Louisiana — 0.2%
12,000	ABN AMRO Munitops Certificate Trust, Series 2002-17, Rev., VAR, AMBAC, 3.83%, 06/07/07	12,000
550	East Baton Rouge Parish, Solid Waste Disposal Authority, Exxon Corp. Project, Rev., VAR, 3.96%, 06/01/07	550
980	Iberia Parish IDB, IDR, Cuming Insulation Corp. Project, Rev., VAR, LOC: Regions Bank, 3.88%, 06/07/07	980
1,475	Louisiana Housing Finance Agency, Series PT-1340, Rev., VAR, 3.84%, 06/02/07	1,475
8,365	Louisiana Local Government, Environmental Facilities & Community Development Authority, Series A, Rev., VAR, LOC: Regions Bank, 3.78%, 06/07/07	8,365

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

300	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project, Rev., VAR, LOC: Regions Bank, 3.78%, 06/07/07	300
8,345	Louisiana State University & Agricultural & Mechanical College, Auxiliary, Series B, Rev., VAR, AMBAC, 3.77%, 06/07/07	8,345
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VAR, LOC: Bayerische Landesbank, 3.80%, 06/06/07	4,950

		36,965

	Maine — 0.5%
9,200	Maine Finance Authority, Jackson Lab Issue, Series 2002, Rev., VAR, LOC: Fleet National Bank, 3.81%, 06/07/07	9,200
6,405	Maine Health & Higher Educational Facilities Authority, Series B, Rev., VAR, AMBAC, 3.76%, 06/06/07	6,405
	Maine State Housing Authority,
8,500	Series B, Rev., VAR, AMT, 3.75%, 11/15/07	8,500
7,500	Series D-3, Rev., VAR, AMT, 3.80%, 06/07/07	7,500
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VAR, AMT, 3.80%, 06/07/07	9,000
10,000	Series C-3, Rev., VAR, AMT, 3.80%, 06/07/07	10,000
6,000	Series D-3, Rev., VAR, AMT, 3.80%, 06/07/07	6,000
2,100	Series E-1, Rev., VAR, AMBAC, 3.76%, 06/07/07	2,100
14,000	Series F, Rev., VAR, AMT, 3.65%, 09/14/07	14,000
17,300	Series G, Rev., VAR, AMT, 3.80%, 06/07/07	17,300

		90,005

	Maryland — 1.2%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition, Rev., VAR, LOC: Bayerische Landesbank, 3.80%, 06/06/07	23,825
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VAR, FNMA, LIQ: FNMA, 3.70%, 06/06/07	3,135
3,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA,, 3.76%, 06/07/07	3,700
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/06/07	6,400
16,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series Q, RAN, 3.59%, 12/14/07	16,000
	Maryland State Community Development Administration, Department of Housing & Community Development, Residential,
16,900	Series C, Rev., VAR, AMT, 3.75%, 06/07/07	16,900
20,000	Series C, Rev., VAR, AMT, 3.76%, 06/07/07	20,000
1,000	Maryland State Community Development Administration, Residential, Series I, Rev., VAR, AMT, 3.76%, 06/07/07	1,000
3,310	Maryland State Economic Development Corp., Series L9-J, Regulation D, Rev., VAR, FSA, 3.89%, 06/06/07	3,310
1,750	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue, Series B, Rev., VAR, MBIA, 3.75%, 06/07/07	1,750
15,625	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VAR, LOC: Bank of America N.A., 3.75%, 06/07/07	15,625
23,605	Maryland State Stadium Authority, Sports Facilities Lease, Rev., VAR, LIQ: Bank of America N.A., 3.86%, 06/06/07	23,605
28,200	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VAR, LOC: State Street Bank & Trust Co., 3.70%, 06/07/07	28,200
15,000	Montgomery County, Public Improvement, Series B, BAN, GO, VAR, 3.89%, 06/01/07	15,000
5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/04/07	5,100
890	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources, Rev., VAR, AMBAC, 3.71%, 06/06/07	890
22,800	Washington Suburban Sanitation District, Series A, BAN, GO, VAR, 3.70%, 06/06/07	22,800
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VAR, 3.70%, 03/07/07	5,100

		212,340

	Massachusetts — 3.0%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.78%, 06/06/07	6,030
6,780	Clipper Tax-Exempt Trust, Series 2001-4, COP, VAR, LIQ: State Street Bank & Trust Co., 3.65%, 09/06/07	6,780
	Commonwealth of Massachusetts,
57,998	Series 716-D, GO, VAR, MBIA-IBC, LIQ: Morgan Stanley Dean Witter, 3.81%, 06/07/07	57,997
11,140	Series A, GO, VAR, 3.76%, 06/06/07	11,140
5,600	Series B, GO, VAR, 3.75%, 06/07/07	5,600
21,300	Series B, GO, VAR, 3.78%, 06/07/07	21,300
23,985	Eclipse Funding Trust, Solar Eclipse, Massachusetts, Series 2007-0032, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.78%, 06/07/07	23,985
5,030	Massachusetts Bay Transportation Authority, EAGLE, Series 2004-0031, Class A, Rev., VAR, LIQ: Citibank N.A., 3.82%, 06/07/07	5,030
6,600	Massachusetts Bay Transportation Authority, Floating Rate Receipts, Series P7U, Regulation D, Rev., VAR, LIQ: Lehman Liquidity Co., 3.82%, 06/06/07	6,600
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment, Series SGA-123, VAR, LIQ: Societe Generale, 3.86%, 06/06/07	5,750
10,000	Massachusetts Development Finance Agency, Brimmer & May School, Rev., VAR, LOC: Sovereign Bank FSB, 3.76%, 06/07/07	10,000
	Massachusetts Development Finance Agency, Clark University,
6,600	Rev., VAR, AMBAC, 3.70%, 06/06/07	6,600
12,765	Series A, Rev., VAR, AMBAC, 3.70%, 06/06/07	12,765
14,065	Series B, Rev., VAR, AMBAC, 3.70%, 06/06/07	14,065

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

30,640	Massachusetts Development Finance Agency, Higher Education, Smith College, Rev., VAR, 3.70%, 06/07/07	30,640
5,900	Massachusetts Development Finance Agency, ISO New England, Inc., Rev., VAR, LOC: Keybank N.A., 3.79%, 06/07/07	5,900
4,220	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VAR, LOC: Fleet National Bank, 3.74%, 06/06/07	4,220
43,980	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VAR, LOC: Fleet National Bank, 3.86%, 06/01/07	43,980
19,275	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VAR, LOC: Fleet National Bank, 3.74%, 06/07/07	19,275
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare Systems,
5,445	Series D-4, Rev., VAR, 3.75%, 06/07/07	5,445
10,160	Series F-3, Rev., VAR, 3.75%, 06/07/07	10,160
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VAR, LOC: Dexia Credit Local, 3.75%, 06/06/07	2,200
	Massachusetts Housing Finance Agency,
41,650	Series F, Rev., VAR, FSA, 3.70%, 06/06/07	41,650
29,150	Series G, Rev., VAR, 3.70%, 06/06/07	29,150
37,165	Series PA-1333, Rev., VAR, FSA, 3.81%, 06/03/07	37,165
5,535	Massachusetts Housing Finance Agency, Single-Family, Rev., VAR, FSA, 3.78%, 06/06/07	5,535
300	Massachusetts Industrial Finance Agency, Milton Academy Issue, Rev., VAR, MBIA, 3.74%, 06/07/07	300
2,506	Massachusetts State Turnpike Authority, Series 334, Rev., VAR, MBIA, LIQ: Morgan Stanley Dean Witter, 3.81%, 06/07/07	2,506
57,270	Massachusetts State Water Resources Authority, Series 742D, Rev., VAR, FSA, LIQ: Morgan Stanley Dean Witter, 3.81%, 06/07/07	57,270
	Massachusetts State Water Resources Authority, Multimodal,
9,770	Sub Series B, Rev., VAR, AMBAC, 3.80%, 06/06/07	9,770
9,550	Sub Series B, Rev., VAR, FGIC, 3.80%, 06/06/07	9,550
9,000	Sub Series B, Rev., VAR, LOC: Helaba, 3.65%, 06/06/07	9,000
6,675	Sub Series C, Rev., VAR, FGIC, 3.80%, 06/06/07	6,675

		524,033

	Michigan — 3.0%
	ABN AMRO Munitops Certificate Trust,
5,000	Series 2002-29, GO, VAR, FGIC, Q-SBLF, 3.81%, 06/07/07	5,000
15,050	Series 2005-12, Rev., VAR, AMT, GNMA COLL, 3.88%, 06/07/07	15,050
	City of Detroit, Sewer Disposal, Senior Lien,
7,300	Series B, Rev., VAR, FSA, 3.90%, 06/01/07	7,300
3,345	Series C-1, Rev., VAR, FSA, 3.73%, 06/07/07	3,345
5,000	Series C-2, Rev., VAR, FGIC, 3.73%, 06/07/07	5,000
27,900	Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	27,900
13,300	City of Detroit, Water Supply System, Second Lien, Series B, Rev., VAR, FSA, 3.80%, 06/07/07	13,300
	City of Detroit School District,
109,200	SAAN, GO, 4.50%, 08/21/07	109,376
3,355	Series 2003-28, GO, VAR, FGIC, Q-SBLF, LIQ: BNP Paribas, 3.81%, 06/02/07	3,355
2,500	City of Grand Rapids, Water Supply, Rev., VAR, FGIC, LIQ: Societe Generale, 3.72%, 06/06/07	2,500
5,255	East Lansing School District, Series ROCS-RR-II-R-2188, GO, VAR, MBIA, Q-SBLF, LIQ: Citigroup Global Markets, 3.82%, 06/07/07	5,255
3,300	East Lansing School District, Municipal Securities Trust Receipts, Series SGA-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.86%, 06/06/07	3,300
20,645	Holt Public Schools, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.75%, 06/07/07	20,645
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VAR, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 3.75%, 06/07/07	12,500
6,865	Michigan State Building Authority, Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	6,865
7,495	Michigan State Hospital Finance Authority, Series PT-668, Rev., VAR, MBIA, 3.82%, 06/01/07	7,495
275	Michigan State Hospital Finance Authority, Trinity Health Credit, Series G, Rev., VAR, CIFG, 3.89%, 06/01/07	275
19,500	Michigan State Housing Development Authority, Series A, Rev., VAR, AMT, FSA, LIQ: Fortis Bank N.V., 3.85%, 010/01/07	19,500
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/01/07	6,350
	Michigan State University,
34,350	Rev., VAR, 3.72%, 06/06/07	34,350
23,330	Series 2000-A, Rev., VAR, 3.77%, 06/06/07	23,330
18,910	Series A, Rev., VAR, 3.72%, 06/06/07	18,910
3,005	Series A, Rev., VAR, 3.77%, 06/06/07	3,005
2,710	Series B, Rev., VAR, 3.72%, 06/06/07	2,710
4,710	Milan Area Schools, GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.75%, 06/07/07	4,710
14,135	Municipal Security Trust, Series 2007-294, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	14,135
4,000	Municipal Securities Trust Certificates, Series 2006-277, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07	4,000
11,800	Oakland University, Rev., VAR, FGIC, 3.80%, 06/06/07	11,800
1,000	Royal Oak Hospital Finance Authority, Wiliam Beaumont Hospital, Rev., VAR, AMBAC, 3.93%, 06/01/07	1,000
37,190	Saline Area Schools, GO, VAR, Q-SBLF, LIQ: Helaba, 3.75%, 06/07/07	37,190

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	State of Michigan,
45,000	Series A, GO, LOC: Depfa Bank plc, 4.25%, 09/28/07	45,101
2,775	Series D, Rev., GAN, VAR, FSA, 3.80%, 06/06/07	2,775
4,340	Series PT-2021, GO, VAR, 3.82%, 06/02/07	4,340
11,480	University of Michigan, Rev., VAR, 3.76%, 06/07/07	11,480
	University of Michigan, Hospital,
11,200	Series A, Rev., VAR, 3.93%, 06/01/07	11,200
2,550	Series A-2, Rev., VAR, 3.93%, 06/01/07	2,550
2,225	Series B, Rev., VAR, 3.76%, 06/07/07	2,225
	University of Michigan, Medical Services Plan,
1,500	Series A, Rev., VAR, 3.73%, 06/06/07	1,500
350	Series A-1, Rev., VAR, 3.93%, 06/01/07	350
11,075	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VAR, LIQ: Societe Generale, 3.81%, 06/05/07	11,075

		522,047

	Minnesota — 0.4%
3,720	City of St. Louis Park, Catholic Finance Corp, St. Benilde, Rev., VAR, LOC: Allied Irish Bank plc, 3.79%, 06/07/07	3,720
	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts,
8,710	Series SG-136, Rev., VAR, FGIC, 3.80%, 06/04/07	8,710
9,000	Series SGA-127, Rev., VAR, FGIC, LIQ: Societe Generale, 3.86%, 06/06/07	9,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VAR, AMT, 3.80%, 06/07/07	5,000
23,000	Series G, Rev., AMT, 3.73%, 05/29/08	23,000
5,435	Series J, Rev., VAR, AMT, 3.80%, 06/07/07	5,435
4,995	Minnesota Public Facilities Authority, PCR, Water, Series ROCS-RR-II-R-31, Rev., VAR, LIQ: Citibank N.A., 3.82%, 06/07/07	4,995

		59,860

	Mississippi — 0.0% (g)
5,220	Clipper Tax-Exempt Certificate Trust, Series 2005-16, Rev., VAR, AMT, LIQ: State Street Bank & Trust Co., 3.85%, 06/07/07	5,220
2,051	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Natural Gas Project, Rev., VAR, 3.75%, 06/07/07	2,051

		7,271

	Missouri — 0.8%
11,045	Bi-State Development Agency, Metropolitan District, Series PT-1593, Rev., VAR, FSA, 3.83%, 06/05/07	11,045
11,125	City of O’Fallon, Series PT-1396, COP, VAR, MBIA, 3.83%, 06/06/07	11,125
2,450	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/07/07	2,450
	Metropolitan St. Louis Sewer District,
17,890	Series ROCS-RR-II-R-9069, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	17,890
17,890	Series ROCS-RR-II-R-9070, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	17,890
	Missouri Higher Education Loan Authority, Student Loan,
3,000	Series B, Rev., VAR, LOC: Bank of America N.A., 3.80%, 06/06/07	3,000
1,600	Series B, Rev., VAR, MBIA, 3.80%, 06/06/07	1,600
1,045	Missouri Housing Development Commission, Series PT-1286, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.84%, 06/02/07	1,045
5,000	Missouri Housing Development Commission, Single Family Mortgage, Series L-5J, Regulation D, Rev., VAR, GNMA/FNMA, LIQ: Lehman Liquidity LLC, 3.89%, 06/06/07	5,000
12,600	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	12,600
2,500	Missouri State Health & Educational Facilities Authority, EAGLE, Series 2002-6026, Class A, Rev., VAR, LIQ: Citibank N.A., 3.83%, 06/07/07	2,500
	Missouri State Health & Educational Facilities Authority, SSM Healthcare Services,
7,125	Series C-2, Rev., VAR, FGIC, 3.76%, 06/06/07	7,125
4,400	Series C-3, Rev., VAR, FGIC, 3.74%, 06/06/07	4,400
20,935	Series C-4, Rev., VAR, FSA, 3.76%, 06/06/07	20,935
2,500	Series C-5, Rev., VAR, FGIC, 3.74%, 06/06/07	2,500
5,700	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A, Rev., VAR, MBIA, 3.92%, 06/01/07	5,700
10,285	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VAR, 3.93%, 06/01/07	10,285
180	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	180

		137,270

	Nebraska — 1.0%
22,627	American Public Energy Agency, Series A, Rev., VAR, 3.75%, 06/07/07	22,627
59,642	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, 3.75%, 06/07/07	59,642
81,590	Central Plains Energy Project, Series ROCS-RR-II-R-848, Rev., VAR, LIQ: Citibank N.A., 3.82%, 06/07/07	81,590
3,285	NEBHELP, Inc., Multimodal, Series A, Rev., VAR, MBIA, 3.83%, 06/06/07	3,285
	Nebraska Investment Finance Authority, Single Family Housing,
4,605	Series E, Rev., VAR, 3.85%, 06/06/07	4,605
3,390	Series N-7, Regulation D, Rev., VAR, 3.89%, 06/06/07	3,390

		175,139

	Nevada — 0.8%
3,750	Clark County, Airport, Sub Lien, Series C, Rev., VAR, FGIC, 3.76%, 06/06/07	3,750
2,000	Clark County, McCarran Airport, Series A-2,Rev., VAR, AMT, MBIA, 3.81%, 06/06/07	2,000
5,890	Clark County School District, Series PT-2406, GO, VAR, MBIA, 3.83%, 06/06/07	5,890

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

16,680	Clipper Tax-Exempt Certificate Trust, Series 2005-37, Rev., VAR, 3.80%, 06/07/07	16,680
12,880	Eclipse Funding Trust, Solar Eclipse, Henderson,
	Series 2006-0094, GO, VAR, MBIA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	12,880
	Nevada Housing Division, Multi-Unit Housing,
6,750	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/07/07	6,750
3,295	Series M, Rev., VAR, LOC: East West Bank, 3.80%, 06/07/07	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.90%, 06/07/07 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VAR, LOC: Heller Financial, Inc., 3.90%, 06/07/07	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/07/07	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VAR, LOC: East West Bank, 3.80%, 06/07/07	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VAR, LOC: East West Bank, 3.80%, 06/07/07	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/07/07	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/07/07	12,710
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VAR, LOC: Citibank N.A., 3.80%, 06/07/07	5,385
	State of Nevada,
4,800	Series PT-403, GO, VAR, 3.83%, 06/06/07	4,800
8,855	Series ROCS-RR-II-R-4054, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	8,855

		131,845

	New Hampshire — 0.3%
	New Hampshire Health & Education Facilities Authority
3,796	Series 772, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	3,796
9,200	Series 866, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	9,200
9,075	New Hampshire Health & Education Facilities Authority, Dartmouth College Issue, Rev., VAR, 3.75%, 06/06/07	9,075
	New Hampshire Health & Education Facilities Authority, VHA New England, Inc.,
6,300	Series C, Rev., VAR, AMBAC, 3.80%, 06/06/07	6,300
7,250	Series D, Rev., VAR, AMBAC, 3.80%, 06/06/07	7,250
7,200	Series F, Rev., VAR, AMBAC, 3.80%, 06/06/07	7,200
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	5,200
1,690	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VAR, LOC: Bank of America N.A., 3.86%, 06/07/07	1,690

		49,711

	New Jersey — 3.1%
5,710	Burlington County Bridge Commissioner, Community Pooled Loan, Series PT-1546, Rev., VAR, 3.80%, 06/05/07	5,710
19,720	Clipper Tax-Exempt Certificate Trust, Series 2007-20, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.81%, 06/07/07	19,720
6,675	Hudson County Improvement Authority, Essential Purpose Pooled Government Loan, Rev., VAR, LOC: Bank of New York, 3.70%, 06/07/07	6,675
7,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson, Rev., VAR, MBIA, 3.82%, 06/07/07	7,900
11,600	Municipal Securities Trust Certificates,
	Series 2001-175, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.78%, 06/07/07	11,600
4,995	New Jersey EDA, Series A, GO, VAR, AMBAC, LIQ: Citibank N.A., 3.80%, 06/07/07	4,995
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VAR, LOC: Bank of New York, 3.85%, 06/02/07	6,000
14,490	New Jersey EDA, Merlots, Series B-14, Rev., VAR, AMBAC, 3.83%, 06/06/07	14,490
9,900	New Jersey EDA, Senior Care, Bayshore Health, Series A, Rev., VAR, LOC: Kredietbank N.V., 3.68%, 06/07/07	9,900
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VAR, LOC: Fleet National Bank, 3.66%, 06/07/07	1,500
3,215	New Jersey Sports & Exposition Authority, State Contract, Series C, Rev., VAR, MBIA, 3.70%, 06/07/07	3,215
	New Jersey State Educational Facilities Authority,
5,425	Series PT-1597, Rev., VAR, AMBAC, 3.80%, 06/02/07	5,425
5,195	Series PT-1599, Rev., VAR, 3.80%, 06/02/07	5,195
10,170	Series SG-148, Rev., VAR, LIQ: Societe Generale, 3.78%, 06/07/07	10,170
16,845	New Jersey State Turnpike Authority, Series ROCS-RR-II-R-7012, Rev., VAR, FSA, LIQ: Citibank N.A., 3.73%, 07/12/07	16,845
8,432	New Jersey Transportation Trust Fund Authority, Series 941-D, Rev., VAR, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 3.80%, 06/07/07	8,432
	New Jersey Transportation Trust Fund Authority, Merlots,
5,685	Series B-04, Rev., VAR, MBIA, 3.83%, 06/06/07	5,685
10,680	Series B-23, Rev., VAR, AMBAC-TCRS-Bank of New York, 3.83%, 06/06/07	10,680
20,000	Puttable Floating Option Tax-Exempt Receipts, Series PA-1465, Rev., VAR, 3.82%, 06/01/07	20,000
362,625	State of New Jersey, TRAN, 4.50%, 06/22/07	362,801

		536,938

	New Mexico — 1.2%
13,141	City of Albuquerque, Airport, Sub Lien, Rev., VAR, AMBAC, 3.75%, 06/06/07	13,141
2,400	City of Farmington, Arizona Public Service Co., Series C, Rev., VAR, LOC: Barclays Bank plc, 3.92%, 06/01/07	2,400

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,395	New Mexico Finance Authority, Series ROCS-RR-II-R-2118, Rev., VAR, AMBAC, LIQ: Citigroup Financial Products, 3.82%, 06/01/07	6,395
	New Mexico Mortgage Finance Authority,
1,995	Series PT-1308, Rev., VAR, GNMA/FNMA/FHLMC, 3.84%, 06/01/07	1,995
2,230	Series PT-1378, Rev., VAR, GNMA/FNMA/FHLMC, 3.84%, 06/03/07	2,230
	State of New Mexico,
108,500	TRAN, 4.25%, 06/29/07	108,551
70,000	TRAN, 4.50%, 06/29/07	70,030

		204,742

	New York — 9.5%
24,795	ABN AMRO Munitops Certificate Trust, Series 2002-19, Rev., VAR, MBIA-IBC, 3.81%, 06/07/07	24,795
	Bank of New York Municipal Certificates Trust,
22,720	Rev., VAR, 3.85%, 06/07/07	22,720
4,800	Rev., VAR, 3.90%, 06/07/07	4,800
23,470	Series 4, Rev., VAR, LIQ: Bank of New York, 3.75%, 07/02/07	23,470
6,446	Series 6, Rev., VAR, 3.90%, 06/07/07	6,446
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/07/07	14,210
10,680	Series 2006-2028, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/07/07	10,680
	Eclipse Funding Trust, Solar Eclipse, New York,
11,500	Series 2006-0029, Rev., VAR, AMBAC, LIQ: U.S. Bank N.A., 3.76%, 06/07/07	11,500
11,505	Series 2006-0112, Rev., VAR, FSA-CR, LIQ: U.S. Bank N.A., 3.76%, 06/07/07	11,505
	Long Island Power Authority, Electric Systems,
900	Series D, Rev., VAR, FSA, 3.80%, 06/06/07	900
9,995	Series PA-513-R, Rev., VAR, FSA, 3.79%, 06/05/07	9,995
4,800	Series PT-386, Rev., VAR, 3.80%, 06/01/07	4,800
	Metropolitan Transportation Authority,
20,687	Series 848-D, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/01/07	20,687
7,400	Series D-2, Rev., VAR, FSA, 3.73%, 06/07/07	7,400
250	Series G, Rev., VAR, LOC: BNP Paribas, 3.80%, 06/01/07	250
500	Series G-2, Rev., VAR, LOC: BNP Paribas, 3.91%, 06/01/07	500
920	Sub Series A-3, GO, VAR, XLCA, 3.73%, 06/07/07	920
15,400	Sub Series E-1, Rev., VAR, LOC: Fortis Bank N.V., 3.75%, 06/07/07	15,400
59,405	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VAR, FSA, 3.73%, 06/07/07	59,405
11,970	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VAR, 3.83%, 06/01/07	11,970
6,420	Monroe County Airport Authority, Series PA-585, Rev., VAR, MBIA, 3.81%, 06/02/07	6,420
	Municipal Securities Trust Certificates,
1,300	Series 2000-109, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.88%, 06/01/07 (e)	1,300
17,055	Series 2001-116, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07 (e)	17,055
8,600	Series 2001-122, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07 (e)	8,600
10,665	Series 2006-262, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	10,665
20,915	Series 2006-267, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	20,915
4,500	Series 5020, Class A, Rev., VAR, LIQ: Branch Banking & Trust, 3.86%, 06/07/07	4,500
23,300	Series 7032, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.76%, 06/07/07	23,300
	Nassau Health Care Corp.,
8,100	Sub Series 2004-C1, Rev., VAR, FSA, 3.73%, 06/07/07	8,100
6,800	Sub Series 2004-C3, Rev., VAR, FSA, 3.67%, 06/07/07	6,800
	New York City,
12,300	Series 2005-22, GO, VAR, FSA, LIQ: Landesbank Hessen-Thuerigen, 3.79%, 06/07/07	12,300
1,900	Series B-2, Sub Series B-5, GO, VAR, MBIA, 3.89%, 06/01/07	1,900
1,200	Series H, Sub Series H-3, GO, VAR, FSA, 3.86%, 06/01/07	1,200
1,700	Series H, Sub Series H-6, GO, VAR, MBIA, 3.68%, 06/06/07	1,700
4,995	Series PA- 878, GO, VAR, MBIA-IBC, 3.79%, 06/06/07	4,995
24,200	Sub Series A-2, GO, VAR, LOC: Bank of America N.A., 3.68%, 06/06/07	24,200
20,550	Sub Series A-3, GO, VAR, LOC: BNP Paribas, 3.78%, 06/06/07	20,550
9,750	Sub Series A-4, GO, VAR, LOC: Bayerische Landesbank, 3.84%, 06/01/07	9,750
6,500	Sub Series A-6, GO, VAR, FSA, 3.84%, 06/01/07	6,500
5,100	Sub Series A-6, GO, VAR, LOC: Helaba, 3.70%, 06/06/07	5,100
140	Sub Series B-5, GO, VAR, MBIA, 3.89%, 06/01/07	140
15,750	Sub Series C-2, GO, VAR, LOC: Bayerische Landesbank, 3.78%, 06/06/07	15,750
2,000	Sub Series C-5, GO, VAR, LOC: Bank of New York, 3.69%, 06/06/07	2,000
100	Sub Series E-2, GO, VAR, LOC: Bank of America N.A., 3.88%, 06/01/07	100
30,000	Sub Series E-4, GO, VAR, LOC: Bank of America N.A., 3.74%, 06/07/07	30,000
7,125	Sub Series H-1, GO, VAR, LOC: Bank of New York, 3.84%, 06/01/07	7,125
7,250	Sub Series H-2, GO, VAR, LOC: Bank of Nova Scotia, 3.68%, 06/06/07	7,250
400	Sub Series H-2, GO, VAR, LOC: Dexia Credit Local, 3.88%, 06/01/07	400
300	Sub Series H-2, GO, VAR, MBIA, 3.87%, 06/01/07	300
400	Sub Series H-2, GO, VAR, MBIA, 3.89%, 06/01/07	400
3,725	Sub Series H-3, GO, VAR, LOC: Bank of New York, 3.70%, 06/06/07	3,725
5,100	Sub Series H-4, GO, VAR, AMBAC, 3.70%, 06/06/07	5,100
4,700	Sub Series H-4, GO, VAR, LOC: Bank of New York, 3.86%, 06/01/07	4,700
9,400	Sub Series H-5, GO, VAR, LOC: Dexia Credit Local, 3.78%, 06/06/07	9,400
35,000	New York City Housing Development Corp., Series J-1, Rev., VAR, AMT, 3.60%, 11/01/07	35,000
2,700	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.82%, 06/06/07	2,700
6,000	New York City Housing Development Corp., 155 West 21st St., Series A , Rev., VAR, AMT, LOC: Bank of New York, 3.85%, 06/06/07	6,000
17,810	New York City Housing Development Corp., 500 East 165th St. Apartments, Series A, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/06/07	17,810
12,800	New York City Housing Development Corp., La Casa De Sol, Series A, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/06/07	12,800

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

25,000	New York City Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VAR, LOC: Citibank N.A., 3.83%, 06/06/07	25,000
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.70%, 06/06/07	4,300
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.70%, 06/06/07	3,070
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.85%, 06/06/07	15,000
6,950	New York City Housing Development Corp., Parkview Apartments, Series A, Rev., VAR, LOC: LIQ: Citibank N.A., 3.85%, 06/06/07	6,950
10,700	New York City Housing Development Corp., Thessalonica Court, Series A, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/06/07	10,700
13,800	New York City Housing Development Corp., Urban Horizons, Series II-A, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/06/07	13,800
20,000	New York City IDA, Liberty Bonds, FC Hanson Office, Rev., VAR, LOC: ING Bank N.V., 3.78%, 06/07/07	20,000
400	New York City IDA, Municipal Securities Trust Receipts, Series SGA-110, Rev., VAR, LIQ: Societe Generale, 3.83%, 06/06/07	400
	New York City, Municipal Securities Trust Receipts,
9,000	Series SGA-51, VAR., AMBAC, 3.83%, 06/06/07	9,000
12,100	Series SGB-36, GO, VAR, AMBAC, LIQ: Societe Generale, 3.76%, 06/07/07	12,100
	New York City Municipal Water Finance Authority,
40,000	Series 1501, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	40,000
34,385	Series 1694, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	34,385
8,200	Series A, Rev., VAR, FGIC, 3.84%, 06/01/07	8,200
5,885	Series PA-1076, Rev., VAR, 3.81%, 06/03/07	5,885
7,160	Series ROCS-RR-II-R-385, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.97%, 06/07/07	7,160
1,500	Sub Series C-3, Rev., VAR, 3.86%, 06/01/07	1,500
1,300	Sub Series F-1, Rev., VAR, 3.75%, 06/07/07	1,300
200	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series AA-3, Rev., VAR, 3.75%, 06/07/07	200
	New York City Transitional Finance Authority,
12,175	BAN, 4.25%, 06/29/07	12,182
40,140	Series 1628, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	40,140
8,995	Series PA-1043-R, Rev., VAR, 3.80%, 06/01/07	8,995
19,600	Sub Series 2-A, Rev., VAR, LIQ: Dexia Credit Local, 3.84%, 06/01/07	19,600
9,485	Sub Series 2-E, Rev., VAR, 3.75%, 06/01/07	9,485
	New York City Transitional Finance Authority, Future Tax Secured,
9,050	Series B, Rev., VAR, 3.84%, 06/01/07	9,050
100	Series C, Rev., VAR, 3.89%, 06/01/07	100
3,950	Sub Series C-5, Rev., VAR, 3.89%, 06/01/07	3,950
	New York City Transitional Finance Authority, New York City Recovery,
4,400	Sub Series 1-A, Rev., VAR, LIQ: Landesbank Hessen-Thuerigen, 3.78%, 06/06/07	4,400
4,200	Sub Series 3-B, Rev., VAR, 3.92%, 06/01/07	4,200
4,775	Sub Series 3-H, Rev., VAR, 3.89%, 06/01/07	4,775
7,910	New York City Trust for Cultural Resources, Series 162, Rev., VAR, AMBAC, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	7,910
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VAR, AMBAC, LIQ: Societe Generale, 3.88%, 06/01/07	1,100
53,060	New York Liberty Development Corp., Series 1416, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	53,060
	New York Local Government Assistance Corp.,
1,600	Series B, Rev., VAR, LOC: Bank of Nova Scotia, 3.70%, 06/06/07	1,600
16,400	Series F, Rev., VAR, LOC: Societe Generale, 3.67%, 06/06/07	16,400
7,600	Series G, Rev., VAR, LOC: Bank of Nova Scotia, 3.68%, 06/06/07	7,600
	New York Local Government Assistance Corp., Floating Rate Receipts,
5,500	Series SG-99, Rev., VAR, AMBAC, 3.78%, 06/06/07	5,500
10,300	Series SG-100, Rev., VAR, MBIA-IBC, 3.78%, 06/06/07	10,300
12,100	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VAR, 3.88%, 06/01/07	12,100
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VAR, FSA, 3.70%, 06/06/07	12,350
32,700	New York Mortgage Agency, Homeowner Mortgage, Series 125, Rev., VAR, AMT, 3.88%, 06/06/07	32,700
	New York State Dormitory Authority,
10,545	Series 1158, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	10,545
34,975	Series 1322, Rev., VAR, FHA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	34,975
5,000	Series PA-409, Rev., VAR, AMBAC, FHA, 3.80%, 06/04/07	5,000
6,445	Series PA-773-R, Rev., VAR, MBIA-IBC, 3.80%, 06/06/07	6,445
7,120	Series PA-1089, Rev., VAR, AMBAC, FHA, 3.80%, 06/02/07	7,120
6,755	Series PT-1621, Rev., VAR, MBIA, 3.80%, 06/05/07	6,755
	New York State Dormitory Authority, Mental Health Services,
25,980	Sub Series D-2B, Rev., VAR, FSA, 3.72%, 06/07/07	25,980
11,900	Sub Series D-2D, Rev., VAR, AMBAC, 3.71%, 06/07/07	11,900
5,000	Sub Series D-2E, Rev., VAR, 3.73%, 06/07/07	5,000
16,500	Sub Series D-2H, Rev., VAR, 3.73%, 06/07/07	16,500
4,570	New York State Dormitory Authority, New York Public Library, Series A, Rev., VAR, MBIA, 3.70%, 06/06/07	4,570
6,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Sub Series C-1, Rev., VAR, LOC: Citibank N.A., 3.76%, 06/06/07	6,000
10,000	New York State Energy Research & Development Authority, Orange & Rockland Project, Series A, Rev., VAR, FGIC, LIQ: National Australia Bank, 3.68%, 06/06/07	10,000
	New York State Environmental Facilities Corp.,
4,995	Series PA-174, Rev., VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.80%, 06/04/07	4,995
15,000	Series PA-1261, Rev., VAR, MBIA, 3.80%, 06/05/07	15,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

31,238	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	31,237
13,800	New York State Housing Finance Agency, Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.78%, 06/06/07	13,800
24,300	New York State Housing Finance Agency, 10 Liberty St., Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.70%, 06/06/07	24,300
8,000	New York State Housing Finance Agency, 101 West End, Series 883, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/06/07	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/06/07	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VAR, 3.84%, 06/06/07	4,200
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.76%, 06/06/07	1,900
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.83%, 06/06/07	3,200
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.83%, 06/06/07	5,900
9,250	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev, VAR, FNMA, LIQ: FNMA, 3.83%, 06/06/07	9,250
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	18,250
33,170	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	33,170
	New York State Housing Finance Agency, Multi-Family Housing,
13,900	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	13,900
1,800	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.83%, 06/06/07	1,800
5,695	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.75%, 06/06/07	5,695
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.83%, 06/06/07	11,300
2,000	New York State Housing Finance Agency, Union Square South Housing, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	2,000
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.83%, 06/06/07	10,000
18,000	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/06/07	18,000
5,500	New York State Housing Finance Agency, Worth Street, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.83%, 06/06/07	5,500
11,980	New York State Thruway Authority, EAGLE, Series 7-2005-3022, Class A, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.81%, 06/07/07	11,980
6,200	New York State Urban Development Corp., Series SG-163, Rev., VAR, FGIC-TCRS, 3.82%, 06/07/07	6,200
12,525	New York State Urban Development Corp., State Facilities & Equipment, Sub Series A-3-A, Rev., VAR, CIFG, 3.75%, 06/07/07	12,525
5,275	Onondaga County IDA, Solvay Paperboard Project, Rev., VAR, LOC: Citibank N.A., 3.88%, 06/07/07	5,275
8,065	Port Authority of New York & New Jersey, Series PT-2263, Rev., VAR, FGIC-TCRS, 3.80%, 06/06/07	8,065
18,145	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.84%, 06/07/07	18,145
	Triborough Bridge & Tunnel Authority,
7,570	Series B, Rev., VAR, FSA, 3.78%, 06/06/07	7,570
5,465	Series D, Rev., VAR, FSA, 3.70%, 06/06/07	5,465
2,050	Series M1J, Regulation D, Rev., VAR, MBIA-IBC, 3.84%, 06/06/07	2,050
12,080	Series PA-1090, Rev., VAR, MBIA-IBC, 3.80%, 06/06/07	12,080
595	Series PT-2017, Rev., VAR, MBIA, 3.80%, 06/02/07	595
38,800	Sub Series B-1, Rev., VAR, 3.73%, 06/07/07	38,800
2,100	Triborough Bridge & Tunnel Authority, General Purpose, Series C, Rev., VAR, AMBAC, 3.70%, 06/06/07	2,100

		1,642,487

	North Carolina — 2.3%
26,500	Buncombe County Metropolitan Sewerage District, Rev., VAR, XLCA, 3.78%, 06/07/07	26,500
8,500	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series C, Rev., VAR, 3.90%, 06/01/07	8,500
9,825	City of Charlotte, Airport, Series D, Rev., VAR, MBIA, 3.75%, 06/01/07	9,825
46,100	City of Charlotte, Transit Projects, Phase II-F, COP, VAR, 3.70%, 06/06/07	46,100
8,405	City of Charlotte, Water & Sewer Systems, Series B, Rev., VAR, 3.77%, 06/07/07	8,405
1,400	City of Durham, Water & Sewer Utility Systems, Rev., VAR, 3.80%, 06/06/07	1,400
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VAR, 3.78%, 06/06/07	22,690
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VAR, 3.77%, 06/06/07	5,000
	Fayetteville Public Works Commission,
8,505	Rev., VAR, FSA, 3.76%, 06/06/07	8,505
4,400	Series A, Rev., VAR, FSA, 3.76%, 06/06/07	4,400
14,315	Guilford County, Series B, GO, VAR, 3.76%, 06/07/07	14,315
300	Guilford County Industrial Facilities & Pollution Control Financing Authority, IDA, Neal Manufacturing, Inc., Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	300
9,040	Henderson County, Series PT-2751, COP, VAR, AMBAC, 3.83%, 06/05/07	9,040

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,800	Iredell County Public Facilities Corp., Iredell County Schools Project, Rev., VAR, AMBAC, 3.76%, 06/07/07	4,800
	Mecklenburg County,
38,650	Series A, COP, VAR, 3.87%, 06/01/07	38,650
5,000	Series C, GO, VAR, LIQ: Bank of America N.A., 3.78%, 06/06/07	5,000
8,205	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	8,205
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	10,255
7,925	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VAR, LOC: Bank of America N.A., 3.78%, 06/06/07	7,925
3,050	North Carolina Housing Finance Agency, Series 2003-L44J, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.92%, 06/06/07	3,050
5,335	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.83%, 06/06/07	5,335
	North Carolina Housing Finance Agency, Home Ownership,
13,090	Series 16-C, Rev., VAR, LIQ: Bank of America N.A., 3.80%, 06/06/07	13,090
1,000	Series 17-C, Rev., VAR, LIQ: Bank of America N.A., 3.80%, 06/06/07	1,000
5,100	North Carolina Medical Care Commission, ACES, Pooled Equipment Financing Project, Rev., VAR, MBIA, 3.78%, 06/05/07	5,100
6,105	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VAR, 3.77%, 06/06/07	6,105
	North Carolina Medical Care Commission, Duke University Health System,
22,250	Series B, Rev., VAR, 3.75%, 06/06/07	22,250
3,780	Series C, Rev., VAR, 3.75%, 06/06/07	3,780
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VAR, 3.76%, 06/06/07	7,100
2,200	North Carolina Medical Care Commission, Lincoln Health Systems Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	2,200
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project, Rev., VAR, 3.75%, 06/07/07	10,200
12,000	North Carolina Medical Care Commission, Northeast Medical Center Project, Series A, Rev., VAR, 3.76%, 06/06/07	12,000
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.76%, 06/07/07	15,000
14,900	North Carolina State University at Raleigh, Series B, Rev., VAR, 3.70%, 06/06/07	14,900
5,560	State of North Carolina, Public Improvement, Series D, GO, VAR, 3.75%, 06/06/07	5,560
13,810	Union County, Series B, GO, VAR, 3.75%, 06/07/07	13,810
20,265	University of North Carolina, Series C, Rev., VAR, 3.67%, 06/06/07	20,265

		400,560

	North Dakota — 0.2%
3,535	North Dakota State Housing Finance Agency, Series ROCS-RR-II-R-140, Rev., VAR, LIQ: Citibank N.A., 3.85%, 06/07/07	3,535
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VAR, 3.82%, 06/06/07	2,000
9,205	Series B, Rev., VAR, 3.82%, 06/06/07	9,205
22,650	Series C, Rev., VAR, 3.82%, 06/06/07	22,650

		37,390

	Ohio — 0.7%
6,285	Cincinnati City School District, Series ROCS-RR-II-R-4049, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	6,285
36,030	City of Cleveland, Series M, Rev., VAR, FSA, 3.75%, 06/07/07	36,030
3,610	Franklin County, Hospital, OhioHealth Corp., Series D, Rev., VAR, LOC: National City Bank, 3.75%, 06/06/07	3,610
7,800	Franklin County, Trinity Health Credit, Series C-1, Rev., VAR, FGIC, 3.80%, 06/06/07	7,800
16,300	Montgomery County, Catholic Health, Series B-2, Rev., VAR, 3.73%, 06/06/07	16,300
9,990	Municipal Securities Trust Certificates, Series 9047, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.80%, 06/07/07	9,990
21,175	Ohio Housing Finance Agency, Single Family Housing, Series ROCS-RR-II-R-812, Rev., VAR, LIQ: Bayerishe Landesbank, 3.85%, 06/07/07	21,175
4,995	Ohio State Turnpike Commission, Series ROCS-RR-II-R-51, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.82%, 06/07/07	4,995
10,200	Ohio State Water Development Authority, Multimodal, Water Development, Timken, Rev., VAR, LOC: Northern Trust Co., 3.76%, 03/07/07	10,200
2,000	Ohio State Water Development Authority, Pollution, First Energy Nuclear, Series C, Rev., VAR, LOC: Wachovia Bank N.A., 3.78%, 06/06/07	2,000
7,755	State of Ohio, Series ROCS-RR-II-R-208, GO, VAR, FSA, LIQ: Citibank N.A., 3.82%, 06/07/07	7,755

		126,140

	Oklahoma — 0.4%
28,500	Oklahoma Turnpike Authority, Second Senior Lien, Series B, Rev., VAR, XLCA, 3.76%, 06/07/07	28,500
9,000	Payne County EDA, OSUF Phase 3 Student Project, Series B, Rev., VAR, AMBAC, 3.78%, 06/07/07	9,000
9,600	Payne County EDA, Student Housing, OSUF Phase III Project, Rev., VAR, AMBAC, 3.79%, 06/07/07	9,600
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/07/07	10,490

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VAR, LOC: Bank of New York, 3.80%, 06/07/07	6,500

		64,090

	Oregon — 0.7%
6,000	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VAR, LOC: Bank of New York, 3.72%, 06/06/07	6,000
9,255	Oregon State Department of Administrative Services, Series 89, COP, VAR, MBIA, LIQ: BNP Paribas, 3.82%, 06/04/07	9,255
5,135	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VAR, FSA, 3.83%, 06/05/07	5,135
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VAR, AMT, 3.80%, 06/07/07	10,000
15,000	Series I, Rev., VAR, AMT, 3.86%, 06/06/07	15,000
7,630	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.83%, 06/07/07	7,630
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series L, Rev., VAR, 3.86%, 06/06/07	5,000
5,200	Port of Portland, Horizon Air Insured, Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.87%, 06/01/07	5,200
12,445	Portland Housing Authority, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VAR, AMT, FHLMC, LOC: Wells Fargo Bank N.A., 3.81%, 06/07/07	12,445
	State of Oregon,
16,200	Series 73-F, GO, VAR, 3.70%, 06/06/07	16,200
9,275	Series MT-229, Rev., VAR, 3.84%, 06/02/07	9,275
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VAR, 3.80%, 06/06/07	21,600

		122,740

	Other — 6.8%
10,000	ABN AMRO Munitops Certificate Trust, Series 1999-9, Rev., VAR, PSF-GTD, 3.81%, 06/07/07 (e)	10,000
	ABN AMRO Munitops Certificate Trust, Multi-State,
13,280	Series 2000-10, VAR, MBIA, 3.81%, 06/07/07 (e)	13,280
16,685	Series 2000-13, Rev., VAR, PSF-GTD, 3.81%, 06/07/07	16,685
9,850	Series 2001-10, GO, VAR, MBIA, 3.82%, 06/07/07	9,850
15,010	Series 2001-21, GO, VAR, MBIA, 3.83%, 06/07/07	15,010
11,000	Series 2001-26, GO, VAR, PSF-GTD, 3.82%, 06/07/07	11,000
18,180	Series 2002-1, Rev., VAR, AMT, 3.91%, 06/07/07	18,180
9,995	Series 2002-3, Rev., VAR, GNMA COLL, 3.84%, 06/07/07	9,995
5,500	Series 2002-16, GO, VAR, PSF-GTD, 3.83%, 06/07/07 (e)	5,500
4,780	Series 2002-37, Rev., VAR, AMT, FHA, GNMA COLL, 3.88%, 06/07/07	4,780
10,750	Series 2004-8, GO, VAR, AMBAC, 3.65%, 11/08/07	10,750
16,280	Series 2004-43, GO, VAR, FGIC, 3.83%, 06/07/07	16,280
11,171	Clipper Tax-Exempt Certificate Trust, Series 2005-15, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.85%, 06/07/07	11,171
	Clipper Tax-Exempt Certificate Trust, Multi-State,
7,441	Series 2005-2, Rev., VAR, 3.88%, 06/07/07	7,441
12,993	Series 2005-30, Rev., VAR, 3.88%, 06/07/07	12,993
1,273	Clipper Tax-Exempt Trust, Series 1999-2, COP, VAR, AMT, 3.88%, 06/07/07	1,273
26,768	Clipper Tax-Exempt Trust, Weekly, Series 2002-9, COP, VAR, LIQ: State Street Bank & Trust Co., 3.89%, 06/07/07	26,768
	Eagle Tax-Exempt Trust,
10,000	Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.83%, 06/07/07	10,000
17,315	Rev., VAR, MBIA, LIQ: Bayerische Landesbank, 3.80%, 06/07/07	17,315
	Eagle Tax-Exempt Trust, Option Mode, Weekly,
1,230	Series 1994-4904, GO, VAR, LIQ: Citibank N.A., 3.86%, 06/07/07	1,230
2,000	Series 2000-1601, Rev., VAR, LIQ: Citibank N.A., 3.83%, 06/07/07	2,000
	Eagle Tax-Exempt Trust, Weekly,
6,000	Series 2000-1003, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.83%, 006/07/07	6,000
14,850	Series 2000-3208, Class A, Rev., VAR, MBIA, LIQ: Citibank N.A., 3.82%, 06/07/07	14,850
5,900	Series 2001-3801, Class A, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.83%, 06/07/07	5,900
2,420	Series 2001-4303, Class A, Rev., VAR, LIQ: Citibank N.A., 3.83%, 06/07/07	2,420
10,475	Series 2001-4304, Class A, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.83%, 06/07/07	10,475
7,000	Series 2002-0301, Class A, Rev., VAR, LIQ: Citibank N.A., 3.83%, 06/07/07	7,000
3,000	Series 2002-4302, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.83%, 06/07/07	3,000
	Lehman Municipal Trust Receipts,
35,700	Series 06-F11, Regulation D, GO, VAR, LIQ: Lehman Liquidity Co., 3.83%, 06/06/07	35,700
12,000	Series 06-F13, Regulation D, GO, VAR, LIQ: Lehman Brothers Special Financing, 3.83%, 06/06/07	12,000
17,800	Series 07-P4, Regulation D, Rev., VAR, AMBAC, XLCA, LIQ: Lehman Liquidity Co., 3.85%, 06/01/07	17,800
64,515	Series 07-P6, Regulation D, Rev., VAR, MBIA, XLCA, FGIC, LIQ: Lehman Liquidity Co., 3.95%, 06/01/07	64,515
15,730	Series 07-P13, Regulation D, Rev., VAR, AMBAC, FGIC, MBIA, XLCA, LIQ: Lehman Liquidity Co., 3.95%, 06/01/07	15,730
17,800	Series 07-P14, Regulation D, Rev., VAR, AMBAC, XLCA, LIQ: Lehman Liquidity Co., 3.85%, 06/01/07	17,800
24,775	Series P29W, Regulation D, GO, VAR, LIQ: Lehman Liquidity Co., 3.87%, 06/06/07	24,775
53,690	Lehman Municipal Trust, State Toll Highway, Rev., VAR, FSA, LIQ: Lehman Liquidity Co., 3.84%, 06/06/07	53,690
21,760	Medium Term Tax-Exempt Multifamily Housing Trust, Series MT-274, Rev., VAR, 3.89%, 06/01/07	21,760
	Municipal Securities Pool Trust, Weekly Floating Rate Receipts,
8,045	Series SG-P-18, Rev., VAR, LIQ: Societe Generale, 3.89%, 06/04/07	8,045
11,120	Series SG-PG-17, Rev., VAR, LIQ: Societe Generale, 3.89%, 06/05/07	11,120
	Puttable Floating Option Tax-Exempt Receipts,
85,390	Series EC-001, Rev., VAR, LIQ: Merrill Lynch Capital Services, 4.14%, 06/04/07	85,390
77,725	Series EC-002, Rev., VAR, 3.96%, 06/05/07	77,725
89,845	Series EC-003, Rev., VAR, 3.96%, 06/03/07	89,845
47,680	Series PPT-12, VAR, LIQ: Merrill Lynch Capital Services, 3.89%, 06/05/07	47,680
8,500	Series PPT-34, 4.25%, 06/06/07	8,500

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

22,995	Series PT-4142, Rev., VAR, 3.84%, 08/15/07	22,995
21,005	Series PZP-016, Rev., VAR, 3.86%, 06/07/07	21,005
28,670	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A , Rev., VAR, LIQ: FHLMC, 3.85%, 06/05/07	28,670
9,215	SunAmerica Trust, Series 2, Class A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.91%, 06/07/07	9,215
60,000	UBS Municipal Certificates, Various States, Series 07-GM01, GO, VAR, LIQ: BNP Paribas, 3.86%, 06/07/07	60,000
151,480	Wachovia Bank Merlots/Bruts Trust, Series ON1, Rev., VAR, 3.96%, 06/07/07	151,480

		1,166,586

	Pennsylvania — 3.1%
9,300	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Series B-1, Rev., VAR, 3.89%, 06/07/07	9,300
4,170	Berks County IDA, Kutztown University Foundation Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.81%, 06/07/07	4,170
12,890	Bucks County IDA, Law School Admission Council, Rev., VAR, LOC: Allied Irish Bank plc, 3.76%, 06/06/07	12,890
4,285	Chester County Health & Educational Facilties Authority, Barclay Friends Project, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.77%, 06/06/07	4,285
15,000	City of Philadelphia, TRAN, GO, 4.50%, 06/29/07	15,008
10,000	City of Philadelphia, EAGLE, Series 7-2005-0050, Class A, Rev., VAR, FSA, LIQ: Citibank N.A., 3.83%, 06/07/07	10,000
340	City of Philadelphia, Gas Works, Series PA-1144, Rev., VAR, FSA, 3.81%, 06/01/07	340
4,900	City of Philadelphia IDA, 30th Street Station Project, Rev., VAR, MBIA, LIQ: Royal Bank of Scotland, 3.90%, 06/04/07	4,900
	City of Philadelphia, Water & Wastewater Systems,
36,775	Rev., VAR, FSA, 3.75%, 06/06/07	36,775
3,700	Series B, Rev., VAR, AMBAC, 3.75%, 06/06/07	3,700
7,850	Cornwall Lebanon School District, Series PT-2765, GO, VAR, FSA, 3.81%, 06/04/07	7,850
11,600	Emmaus General Authority, Loan Program, Series A, Rev., VAR, FSA, 3.78%, 06/07/07	11,600
4,040	Erie County Hospital Authority, Series 820, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	4,040
5,000	Harrisburg Authority, Water, Series A, Rev., VAR, FGIC, 3.81%, 06/07/07	5,000
9,475	Luzerne County IDA, Series ROCS-RR-II-R-93, Rev., VAR, AMBAC, LIQ: Citibank N.A., 3.82%, 06/07/07	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp, Rev., VAR, LOC: Wachovia Bank N.A., 3.78%, 06/06/07	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project,
4,710	Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 06/07/07	4,710
1,900	Series T-2, Rev., VAR, LIQ: FNMA, 3.72%, 06/07/07	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.72%, 06/07/07	10,000
	Municipal Securities Trust Certificates,
9,990	Series 2001-9022, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.80%, 06/07/07	9,990
20,625	Series 7031, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	20,625
10,000	Series 7048, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	10,000
6,700	North Wales Water Authority, Rev., VAR, FSA, 3.75%, 06/07/07	6,700
37,000	Octorara Area School District, GO, VAR, FSA, 3.77%, 06/07/07	37,000
7,600	Pennsylvania Convention Center Authority, Series PT-1224, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.81%, 06/06/07	7,600
3,010	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VAR, LOC: Landesbank Hessen-Thueringen, 3.80%, 06/06/07	3,010
	Pennsylvania Higher Education Assistance Agency,
11,600	Series B, Rev., VAR, AMBAC, 3.75%, 06/06/07	11,600
13,250	Series C, Rev., VAR, AMBAC, 3.75%, 06/06/07	13,250
3,700	Pennsylvania Higher Educational Facilties Authority, Philadelphia University, Series B, Rev., VAR, LOC: Wachovia Bank N.A., 3.72%, 06/07/07	3,700
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
5,235	Series 83-B, Rev., VAR, AMT, 3.75%, 06/06/07	5,235
13,925	Series 85-B, Rev., VAR, 3.75%, 06/06/07	13,925
17,000	Series 85-C, Rev., VAR, 3.75%, 06/06/07	17,000
12,800	Series 86-B, Rev., VAR, 3.85%, 06/06/07	12,800
42,285	Series 87-B, Rev., VAR, AMT, 3.74%, 06/06/07	42,285
43,800	Series 87C, Rev., VAR, AMT, 3.74%, 06/06/07	43,800
1,820	Series 90-C, Rev., VAR, 3.77%, 06/06/07	1,820
26,600	Series 91-B, Rev., VAR, AMT, 3.85%, 06/06/07	26,600
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VAR, 3.81%, 06/06/07	12,300
5,200	Series B, Rev., VAR, 3.76%, 06/07/07	5,200
12,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health, Series C, Rev., VAR, LOC: PNC Bank N.A., 3.75%, 06/07/07	12,000
	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project,
3,900	Series B, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.80%, 06/06/07	3,900
945	Series F, Rev., VAR, AMBAC, 3.76%, 06/06/07	945
11,000	Series M, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.80%, 06/06/07	11,000
10,000	Southcentral General Authority, Rev., VAR, AMBAC, 3.81%, 06/07/07	10,000
3,865	Southcentral General Authority, Wellspan Health Obligation, Series B, Rev., VAR, AMBAC, 3.75%, 06/06/07	3,865

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	University of Pittsburgh, University Capital Project,
15,000	Series B, Rev., VAR, 3.76%, 06/06/07	15,000
6,500	Series C, Rev., VAR, 3.77%, 06/06/07	6,500
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Sub Series 96-C, Rev., VAR, FSA, 3.81%, 06/07/07	3,700

		540,623

	Puerto Rico — 0.1%
25,000	Puerto Rico Aqueduct & Sewer Authority, Series ROCS-RR-II-R-1001CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	25,000

	Rhode Island — 0.7%
9,990	Narragansett Bay Commission, Wastewater System, Series A, Rev., VAR, MBIA, 3.71%, 06/06/07	9,990
4,755	Rhode Island Clean Water Finance Agency, PCR, Series PT-1535, Rev., VAR, 3.83%, 06/05/07	4,755
3,645	Rhode Island Health & Educational Building Corp., Series PT-2253, Rev., 3.83%, 06/03/07	3,645
2,330	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VAR, LOC: Fleet National Bank, 3.76%, 06/06/07	2,330
37,075	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VAR, 3.76%, 06/07/07	37,075
41,205	Rhode Island Health & Educational Building Corp., Hospital Financing Care New England, Class A, Rev., VAR, LOC: Bank of America N.A., 3.90%, 06/01/07	41,205
5,600	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VAR, LOC: Fleet National Bank, 3.76%, 06/06/07	5,600
1,300	Rhode Island Industrial Facilities Corp., Marine Terminal, Exxon-Mobil Project, Rev., VAR, 3.91%, 06/01/07	1,300
9,000	Rhode Island State & Providence Plantations, Series 720, GO, VAR, FGIC, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	9,000
3,830	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VAR, 3.71%, 06/06/07	3,830

		118,730

	South Carolina — 1.3%
16,335	ABN AMRO Munitops Certificate Trust, Series 2004-27, Rev., VAR, FGIC, 3.83%, 06/07/07	16,335
3,000	Cherokee County IDB, Oshkosh Truck Project, Rev., VAR, LOC: Bank of America N.A., 3.85%, 06/06/07	3,000
15,000	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	15,000
	Greenville County School District,
40,000	GO, SCSDE, 4.50%, 06/01/07	40,000
1,350	Series 982, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	1,350
	Greenville Hospital System Board,
3,750	Series A, Rev., VAR, AMBAC, 3.75%, 06/07/07	3,750
12,900	Series B, Rev., VAR, AMBAC, 3.75%, 06/07/07	12,900
10,000	Series C, Rev., VAR, AMBAC, 3.75%, 06/07/07	10,000
	Piedmont Municipal Power Agency, Electric,
28,250	Series B, Rev., VAR, MBIA, 3.80%, 06/06/07	28,250
10,100	Series C, Rev., VAR, MBIA, 3.80%, 06/06/07	10,100
34,975	Sub Series B-5, Rev., VAR, MBIA, 3.80%, 06/06/07	34,975
19,600	Sub Series B-6, Rev., VAR, MBIA, 3.75%, 06/06/07	19,600
1,200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	1,200
900	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VAR, LOC: Bank of America N.A., 3.86%, 06/07/07	900
2,505	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	2,505
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VAR, LOC: Bank of New York, 3.85%, 06/06/07	4,600
5,220	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/06/07	5,220
1,450	South Carolina Jobs & EDA, Valley Proteins, Inc., Project, Rev., VAR, LOC: U.S. Bank N.A., 3.88%, 06/07/07	1,450
2,145	South Carolina State Housing Finance & Development Authority, Reference Rent Housing Greenville, Series A, Rev., VAR, FHLMC, LIQ: FHLMC, 3.77%, 06/07/07	2,145
5,205	South Carolina State Public Service Authority, Series PT-1525, Rev., VAR, FSA, 3.83%, 06/06/07	5,205

		218,485

	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
10,500	Series C-1, Rev., VAR, 3.76%, 06/07/07	10,500
5,000	Series F, Rev., VAR, 3.80%, 06/07/07	5,000
5,000	Series G, Rev., VAR, 3.80%, 06/06/07	5,000

		20,500

	Tennessee — 4.2%
5,000	ABN AMRO Munitops Certificate Trust, Multi-State, Series 2002-25, GO, VAR, MBIA, 3.83%, 06/07/07	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
10,345	Series A-3-A, Rev., VAR, AMBAC, 3.92%, 06/01/07	10,345
38,050	Series A-4-A, Rev., VAR, 3.91%, 06/01/07	38,050
5,400	Series A-8-A, Rev., VAR, AMBAC, 3.79%, 06/07/07	5,400
2,700	Series A-8-B, Rev., VAR, AMBAC, 3.79%, 06/07/07	2,700
75,150	Series D-3-A, Rev., VAR, 3.91%, 06/01/07	75,150
22,200	Series D-6-A, Rev., VAR, XLCA, 3.92%, 06/01/07	22,200
24,300	Series D-8-A, Rev., VAR, XLCA, 3.92%, 06/01/07	24,300
8,000	Series D-8-C, Rev., VAR, XLCA, 3.92%, 06/01/07	8,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,860	City of Memphis, Series ROCS-RR-II-6033, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	8,860
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
7,055	Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	7,055
19,850	Rev., VAR, LOC: Bank of America N.A., 3.90%, 06/01/07	19,850
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	3,000
31,000	Lehman Municipal Trust Receipts, Series F6, Regulation D, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.89%, 06/06/07	31,000
8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.81%, 06/07/07	8,100
18,990	Memphis Center City Revenue Finance Corp., Series PT-1220, Rev., VAR, 3.84%, 06/04/07 (e)	18,990
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project,, Rev., VAR, FHLMC, LIQ: FHLMC, 3.76%, 06/07/07	14,475
2,400	Metropolitan Government Nashville & Davidson County, Series PT-1526, Rev., VAR, AMBAC, 3.83%, 06/05/07	2,400
50,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health Credit, Series B-1, Rev., VAR, 3.72%, 08/03/07	50,000
9,200	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VAR, LOC: Suntrust Bank, 3.75%, 06/06/07	9,200
14,100	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series B, Rev., VAR, 3.75%, 06/07/07	14,100
2,425	Metropolitan Government Nashville & Davidson County IDB, Country Music Hall of Fame, Rev., VAR, LOC: Bank of America N.A., 3.78%, 06/07/07	2,425
2,895	Metropolitan Government Nashville & Davidson County IDB, L&S LLC Project, Rev., VAR, LOC: Bank of New York, 3.85%, 06/07/07	2,895
160,995	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VAR, LOC: Bank of America N.A., 3.90%, 06/01/07	160,995
	Sevier County Public Building Authority, Local Government Public Improvement,
20,660	Series 6-A1, Rev., VAR, 3.91%, 06/01/07	20,660
1,500	Series II-A-1, Rev., VAR, AMBAC, 3.79%, 06/07/07	1,500
2,500	Series II-A-2, Rev., VAR, AMBAC, 3.79%, 06/07/07	2,500
6,000	Series II-C-2, Rev., VAR, AMBAC, 3.79%, 06/07/07	6,000
835	Series II-D-3, Rev., VAR, AMBAC, 3.79%, 06/07/07	835
2,900	Series III-B-3, Rev., VAR, AMBAC, 3.79%, 06/07/07	2,900
8,800	Series III-C-5, Rev., VAR, AMBAC, 3.79%, 06/07/07	8,800
1,600	Series III-D-3, Rev., VAR, AMBAC, 3.79%, 06/07/07	1,600
2,500	Series III-E-3, Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.79%, 06/07/07	2,500
27,065	Series III-F, Rev., VAR, AMBAC, LIQ: Landesbank Hessen Thueringen, 3.79%, 06/07/07	27,065
15,675	Series V1-H-1, Rev., VAR, AMBAC, 3.92%, 06/01/07	15,675
12,600	Series VI-B-1, Rev., VAR, 3.92%, 06/01/07	12,600
4,075	Series VI-C-3, Rev., VAR, AMBAC, 3.92%, 06/01/07	4,075
5,375	Series VI-F-1, Rev., VAR, XLCA, 3.92%, 06/01/07	5,375
9,550	Series VI-G-1, Rev., VAR, XLCA, 3.92%, 06/01/07	9,550
50,000	Sevierville Public Building Authority, Government Public Improvement, Rev., VAR, XLCA, 3.90%, 06/01/07	50,000
4,990	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VAR, LOC: Bank of America N.A., 3.78%, 06/07/07	4,990

		721,115

	Texas — 10.2%
	ABN AMRO Munitops Certificate Trust,
17,990	Series 2005-45, Rev., VAR, 3.65%, 11/08/07	17,990
9,945	Series 2006-54, GO, VAR, PSF-GTD, 3.83%, 06/07/07	9,945
6,040	Series 2006-77, GO, VAR, PSF-GTD, 3.85%, 06/07/07	6,040
19,010	Series 2007-14, GO, VAR, MBIA, 3.83%, 02/01/08	19,010
38,545	Aldine Independent School District, School Buildings, GO, VAR, PSF-GTD, 3.72%, 06/15/07	38,545
7,505	Alief Independent School District, Series PT-2767, GO, VAR, PSF-GTD, 3.83%, 06/04/07	7,505
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VAR, FNMA, LIQ: FNMA, 3.76%, 06/06/07	9,100
6,515	Brazos River Authority, PCR, Series PT-679, Rev., VAR, MBIA, 3.82%, 06/05/07	6,515
12,900	Capital Area Housing Finance Corp., Series ROCS-RR-II-R-773CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.89%, 06/07/07	12,900
7,260	Carroll Independent School District, Series PT-2744, GO, VAR, PSF-GTD, LIQ: Merrill Lynch Capital Services, 3.83%, 06/04/07	7,260
48,890	City of Austin, Hotel Occupancy Tax, Sub Lien, Rev., VAR, CIFG, 3.80%, 06/07/07	48,890
14,550	City of Austin, Water & Wastewater Systems, Merlots, Series LLL, Rev., VAR., MBIA, 3.83%, 06/06/07	14,550
13,125	City of El Paso, Series PT-2676, Rev., VAR, AMBAC, 3.83%, 06/07/07	13,125
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VAR, FSA, LIQ: Societe Generale, 3.81%, 06/07/07	17,500
11,000	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, FSA, 3.81%, 06/06/07	11,000
78,900	City of Katy, Independent School District, CSH Building, Series C, GO, VAR, PSF-GTD, 3.76%, 06/07/07	78,900
12,035	City of Richardson, Refinancing & Improvement, GO, VAR, 3.72%, 06/15/07	12,035
	City of San Antonio, Electric & Gas,
10,460	Series PT-1498, Rev., VAR, 3.84%, 06/02/07	10,460
4,195	Series SG-105, GO, LOC: Societe Generale, 3.80%, 06/03/07	4,195
11,000	City of San Antonio, Electric & Gas, Systems, Junior Lien, Rev., VAR, 3.83%, 06/06/07	11,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	City of San Antonio, Municipal Drainage Utilities, Series 1089, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	3,000
6,435	City of San Antonio, Water, Series SG-159, Rev., VAR, FSA, 3.81%, 06/07/07	6,435
10,000	City of Tyler, Municipal Securities Trust Receipts, Waterworks & Sewer, Series SGA-112, Rev., VAR, FGIC, LIQ: Societe Generale, 3.90%, 06/01/07	10,000
20,000	Clipper Tax-Exempt Certificate Trust, Series 2007-4, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.81%, 06/07/07	20,000
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project, Rev., VAR, FNMA, LIQ: FNMA, 3.75%, 06/06/07	8,719
19,040	Crawford Education Facilities Corp., Higher Education, Southwestern University Project, Series B, Rev., VAR, 3.73%, 06/07/07	19,040
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project, Rev., VAR, 3.83%, 06/07/07	5,000
11,230	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VAR, AMBAC, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	11,230
9,975	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VAR, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	9,975
13,850	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VAR, MBIA-IBC, PSF-GTD, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	13,850
10,500	Eclipse Funding Trust, Solar Eclipse, City of Waco, Series 2007-0040, Rev., VAR, MBIA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	10,500
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VAR, LOC: State Street Bank & Trust Co, 3.83%, 06/07/07	5,000
39,350	Greater Texas Student Loan Corp., Series A, Rev., VAR, LOC: State Street Bank & Trust Co, 3.83%, 06/07/07	39,350
	Gulf Coast Waste Disposal Authority, ExxonMobil Project,
100	Rev., VAR, 3.96%, 06/01/07	100
15,300	Series B, Rev., VAR, 3.96%, 06/01/07	15,300
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.86%, 06/06/07	5,000
2,890	Harris County, Series ROCS-RR-II-R-1029, Rev., VAR, FSA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	2,890
9,605	Harris County Health Facilities Development Corp., Series PT-2350, Rev., VAR, 3.81%, 06/02/07	9,605
17,400	Harris County Industrial Development Corp., Exxon Project, Rev., VAR, 3.92%, 06/01/07	17,400
5,100	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VAR, LOC: Suntrust Bank N.A., 3.76%, 06/07/07	5,100
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VAR, 3.80%, 06/06/07	29,245
28,755	Houston Independent School District, Series ROCS-RR-II-R-408, GO, VAR, PSF-GTD, LIQ: Citibank N.A., 3.82%, 06/07/07	28,755
14,000	Houston Independent School District, School House, GO, VAR, PSF-GTD, 3.63%, 06/15/07	14,000
21,260	Lamar Consolidated Independent School District, School House, GO, VAR, PSF-GTD, 3.62%, 09/07/07	21,260
5,710	Leander Independent School District, Series ROCS-RR-II-R-2143, GO, VAR, PSF-GTD, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	5,710
51,035	Lehman Municipal Trust Receipts, Series K43W, Regulation D, GO, VAR, PSF-GTD, LIQ: Lehman Liquidity Co., 3.84%, 06/06/07	51,035
	Lower Colorado River Authority,
19,425	Series PA-590, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.83%, 06/04/07	19,425
3,605	Series PT-1523, Rev., VAR, MBIA, 3.83%, 06/07/07	3,605
22,380	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Sub Series B-2, Rev., VAR, 3.96%, 06/01/07	22,380
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
3,700	Series A, Rev., VAR, 3.91%, 06/01/07	3,700
600	Series A-2, Rev., VAR, 3.91%, 06/01/07	600
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.86%, 06/06/07 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.86%, 06/06/07	5,290
10,500	Municipal Securities Trust Certificates, Series 2006-260, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	10,500
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.81%, 06/07/07	17,050
7,810	North Central Texas Health Facility Development Corp., Series PT-1411, Rev., VAR, AMBAC, 3.83%, 06/07/07	7,810
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.81%, 06/07/07	20,000
	North Texas Higher Education Authority,
10,100	Series A, Rev., VAR, AMBAC, 3.80%, 06/06/07	10,100
13,000	Series A, Rev., VAR, AMT, AMBAC, 3.80%, 06/06/07	13,000
10,000	Series A, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.80%, 06/06/07	10,000
9,000	Series C, Rev., VAR, AMBAC, 3.80%, 06/06/07	9,000
20,000	North Texas Tollway Authority, Interest Accrual, Series C, Rev., VAR, FGIC, 3.80%, 06/06/07	20,000
	Panhandle-Plains Higher Education Authority, Inc.,
2,100	Series A, Rev., VAR, MBIA, 3.81%, 06/06/07	2,100
3,300	Series B, Rev., VAR, MBIA, 3.81%, 06/06/07	3,300
4,500	Panhandle-Plains Higher Education Authority, Student Loans, Series A, Rev., VAR, MBIA, 3.81%, 06/06/07	4,500
18,000	Pasadena Independent School District, Series A, GO, VAR, PSF-GTD, 3.76%, 06/07/07	18,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VAR, PSF-GTD, LIQ: Societe Generale, 3.86%, 06/06/07	11,735
9,000	Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VAR, 3.90%, 06/01/07	9,000
135	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series 938, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.85%, 06/07/07	135
7,355	Southwest Independent School District, Series DB-142, GO, VAR, PSF-GTD, LIQ: Deutsche Bank AG, 3.82%, 06/04/07	7,355
542,300	State of Texas, TRAN, 4.50%, 08/31/07	543,428
50,000	State of Texas, College Student Loan, GO, VAR, 3.73%, 08/01/07	50,000
50,000	State of Texas, Mobility Fund, Series B, GO, VAR, 3.72%, 06/06/07	50,000
11,000	State of Texas, Mobility Fund, Multimodal, Series B, GO, VAR, 3.52%, 09/05/07	11,000
	State of Texas, Veterans Housing Assistance,
7,700	Series A-1, GO, VAR, LIQ: Texas State Treasurer, 3.83%, 06/06/07	7,700
8,160	Series II-A, GO, VAR, 3.81%, 06/06/07	8,160
14,155	Series II-B, GO, VAR, 3.86%, 06/06/07	14,155
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R-700CE, Rev., VAR, LIQ: Citigroup Financial Products, 3.86%, 06/07/07	14,030
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/06/07	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	5,000
10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Rev., VAR, FHLMC, LIQ: FHLMC, 3.82%, 06/07/07	10,250
1,075	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, FHLMC, LIQ: FHLMC, 3.92%, 06/04/07	1,075
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series B, Rev., VAR, AMT, FSA, 3.80%, 06/06/07	10,100
26,265	Texas Small Business Industrial Development Corp., Public Facilities Capital Access, Rev., VAR, LOC: Bank of America N.A., 3.83%, 06/06/07	26,265
12,445	Texas State Affordable Housing Corp., Series 1315, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.86%, 06/07/07	12,445
8,000	Texas State Department of Housing & Community Affairs, Terraces Cibolo, Rev., VAR, LOC: Citibank N.A., 3.83%, 06/06/07	8,000
5,500	Trinity River Authority, Series ROCS-RR-II-R-2006, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/01/07	5,500
5,235	University of Texas, Series 2003-19, Rev., VAR, LIQ: BNP Paribas, 3.82%, 06/03/07	5,235
7,744	Victoria County, Series 959, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/02/07	7,743

		1,756,790

	Utah — 1.7%
	Central Utah Water Conservancy District,
19,100	Series A, GO, VAR, AMBAC, 3.78%, 06/06/07	19,100
65,400	Series B, GO, VAR, AMBAC, 3.78%, 06/06/07	65,400
13,400	Series B, Rev., VAR, AMBAC, 3.78%, 06/06/07	13,400
	Intermountain Power Agency,
28,950	Series F, Rev., VAR, AMBAC, 3.55%, 12/03/07	28,950
15,845	Sub Series B, Rev., VAR, FGIC, 3.75%, 06/06/07	15,845
20,000	Intermountain Power Agency, Power Supply, Series E, Rev., VAR, AMBAC, 3.54%, 12/03/07	20,000
28,560	University of Utah, Floating Rate Trust Receipts, Series N-15, Regulation D, Rev., VAR, MBIA, 3.84%, 06/06/07	28,560
	Utah Housing Corp.,
12,000	Series B-1, Rev., VAR, LIQ: Depfa Bank plc, 3.85%, 06/06/07	12,000
13,080	Series I, Rev., VAR, LIQ: Bayerische Landesbank, 3.85%, 06/06/07	13,080
	Utah Housing Corp., Single Family Mortgage,
12,500	Series E, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.85%, 06/06/07	12,500
6,870	Series E-1, Class I, Rev., VAR, 3.85%, 06/06/07	6,870
8,140	Series F, Class I, Rev., VAR, LIQ: Bayerische Landesbank, 3.85%, 06/06/07	8,140
	Utah Housing Finance Agency, Single Family Mortgage,
4,600	Series C-1, Class I, Rev., VAR, 3.85%, 06/06/07	4,600
6,510	Series D-1, Rev., VAR, AMT, 3.85%, 06/06/07	6,510
4,105	Series E-1, Rev., VAR, AMT, LIQ: Bayerische Landesbank, 3.85%, 06/06/07	4,105
4,935	Series F-2, Class I, Rev., VAR, 3.85%, 06/06/07	4,935
2,000	Series L, Rev., VAR, AMT, AMBAC, 3.80%, 06/06/07	2,000
20,000	Series W, Rev., VAR, AMT, AMBAC, 3.80%, 06/06/07	20,000

		285,995

	Vermont — 0.4%
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England,
5,900	Series D, Rev., VAR, AMBAC, 3.76%, 06/06/07	5,900
8,300	Series G, Rev., VAR, AMBAC, LIQ: Bank of New York, 3.80%, 06/06/07	8,300
6,805	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Rev., VAR, LOC: Allied Irish Bank plc, 3.80%, 06/07/07	6,805
	Vermont Housing Finance Agency, Single-Family,
10,240	Series 21A, Rev., VAR, AMT, FSA, 3.80%, 06/06/07	10,240
11,200	Series 22, Rev., VAR, AMT, FSA, 3.80%, 06/06/07	11,200
12,945	Series 25A, Rev., VAR, AMT, FSA, 3.80%, 06/06/07	12,945
	Vermont Student Assistance Corp.,
5,000	Rev., VAR, LOC: State Street Bank & Trust Co., 3.91%, 07/01/07	5,000
10,000	Senior Series QQ, Rev., VAR, AMBAC, 3.80%, 06/06/07	10,000

		70,390

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Virginia — 1.7%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VAR, LOC: Suntrust Bank, 3.76%, 06/06/07	8,000
7,950	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VAR, LOC: Bank of America N.A., 3.76%, 06/07/07	7,950
18,570	City of Richmond IDA, Educational Facilities Church Schools, Rev., VAR, LOC: Suntrust Bank, 3.90%, 06/01/07	18,570
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005-38, Rev., VAR, 3.80%, 06/07/07	17,955
9,000	James City County IDA, Multi-Family Housing, Chambrel Project, Rev., VAR, FNMA, LIQ: FNMA, 3.77%, 06/07/07	9,000
10,325	Lehman Municipal Trust Receipts, Series F4, Regulation D, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.89%, 06/06/07	10,325
21,905	Loudoun County IDA, Howard Hughes Medical, Series D, Rev., VAR, 3.80%, 06/06/07	21,905
	Lynchburg IDA, VHA Mid-Atlantic/Capital,
3,600	Series D, Rev., VAR, AMBAC, 3.80%, 06/06/07	3,600
200	Series G, Rev., VAR, AMBAC, 3.76%, 06/06/07	200
46,400	Montgomery County IDA, Virginia Tech Foundation, Rev., VAR, LOC: Bank of America N.A., 3.90%, 06/01/07	46,400
11,060	Municipal Securities Trust Certificates, Series 2001-130, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.92%, 06/01/07 (e)	11,060
18,205	Puttable Floating Option Tax-Exempt Receipts, Series MT-433, Rev., VAR, 3.85%, 10/01/07	18,205
8,770	Richmond Industrial Development Authority, Education Facilities, Church Schools, Rev., VAR, LOC: Suntrust Bank, 3.90%, 06/01/07	8,770
5,000	University of Virginia, EAGLE, Series 2006-0017, Rev., VAR, LIQ: Citibank N.A., 3.83%, 06/07/07	5,000
12,600	Virginia College Building Authority, 21st Century College, Series C, Rev., VAR, 3.87%, 06/01/07	12,600
41,200	Virginia College Building Authority, University Richmond Project, Rev., VAR, 3.90%, 06/01/07	41,200
5,681	Virginia Commonwealth Transportation Board, Series 727, Rev., VAR, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	5,680
23,590	Virginia Commonwealth Transportation Board, Floating Rate Receipts, Series SG-137, Rev., VAR, LIQ: Societe Generale, 3.80%, 06/06/07	23,590
6,500	Virginia Commonwealth University, Series B, Rev., VAR, AMBAC, 3.90%, 06/01/07	6,500
13,300	Virginia Public Building Authority, Series D, Rev., VAR, 3.76%, 06/07/07	13,300
4,895	Virginia Public School Authority, Series ROCS-RR-II-R-4050, Rev., VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	4,895
5,415	Virginia Resources Authority, Infrastructure, Series ROCS-RR-II-R-249, Rev., VAR, LIQ: Citibank N.A., 3.82%, 06/07/07	5,415

		300,120

	Washington — 1.5%
13,040	ABN AMRO Munitops Certificate Trust, Series 2005-51, GO, VAR, FSA, 3.83%, 06/07/07	13,040
7,200	Central Washington University, Series PT-2251, Rev., VAR, FGIC, 3.83%, 06/04/07	7,200
11,750	City of Seattle, Municipal Light & Power, Series PT-1421, Rev., VAR, FSA, 3.83%, 06/03/07	11,750
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust Receipts, Series SGA-96, Rev., VAR, MBIA, LIQ: Societe Generale, 3.90%, 06/01/07	13,200
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VAR, LIQ: Societe Generale, 3.86%, 06/06/07	4,000
	Eclipse Funding Trust, Solar Eclipse,
15,545	Series 2005-0001, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	15,545
11,000	Series 2006-0009, GO, VAR, FSA, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VAR, MBIA, 3.82%, 06/05/07	6,995
20,500	Grant County Public Utility District No. 2, Priest Rapids, Series ROCS-RR-II-R-4088, Rev., VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	20,500
5,260	King County, Series ROCS-RR-II-R-1028, GO, VAR, FSA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	5,260
12,000	King County, Sewer, Series 1200, Rev., VAR, FSA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	12,000
9,795	Municipal Securities Trust Certificates, Series 2000-101, Class A, VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07 (e)	9,795
	Port of Seattle,
4,430	Series PT-728, Rev., VAR, FGIC, 3.84%, 06/05/07	4,430
6,040	Series PT-2171, Rev., VAR, FGIC, 3.84%, 06/01/07	6,040
8,000	Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank N.V., 3.80%, 06/06/07	8,000
945	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VAR, LOC: U.S. Bank N.A., 3.82%, 06/07/07	945
9,840	Skagit County Public Hospital District No. 1, Series ROCS-RR-II-R-2126, GO, VAR, MBIA, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	9,840
6,050	Skagit County Public Hospital District No. 2, Series PT-2410, GO, VAR, MBIA, 3.83%, 06/06/07	6,050
12,100	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VAR, LOC: Bank of America N.A., 3.78%, 06/06/07	12,100
3,900	Snohomish County Public Utility District No 1, Series A-2, Rev., VAR, FSA, 3.75%, 06/06/07	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems, Series A, Rev., VAR, FSA, 3.75%, 06/06/07	16,600
5,000	Washington Economic Development Finance Authority, NoveltyHill Properties LLC, Series C, Rev., VAR, 3.87%, 06/07/07	5,000

JPMorgan Tax Free Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

9,765	Washington Health Care Facilities Authority, Series 1576, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	9,765
4,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VAR, LOC: Citibank N.A., 3.85%, 06/06/07	4,000
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A, 3.91%, 06/07/07	2,545
2,810	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VAR, LOC: Bank of America N.A., 3.84%, 06/08/07	2,810
15,945	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VAR, LOC: Bank of America N.A., 3.90%, 06/01/07	15,945
13,360	Washington State Public Power Supply System, Project No. 3 Electric, Series 3A, Rev., VAR, MBIA, 3.80%, 06/06/07	13,360

		251,615

	West Virginia — 0.4%
19,615	Eclipse Funding Trust, Solar Eclipse, Series 2006-0132, Rev., VAR, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	19,615
3,000	Municipal Securities Trust Certificates, Series 9026, Class A, Rev., VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	3,000
2,815	West Virginia EDA, IDR, Gemark Services, Rev., VAR, LOC: Bank of New York, 3.85%, 06/07/07	2,815
5,765	West Virginia State Building Commission, Series PA-520, 3.84%, 06/07/07	5,765
	West Virginia State Hospital Finance Authority, VHA Mid-Atlantic/Capital,
4,000	Series C, Rev., VAR, AMBAC, 3.76%, 06/06/07	4,000
5,700	Series D, Rev., VAR, AMBAC, 3.76%, 06/06/07	5,700
5,000	Series E, Rev., VAR, AMBAC, 3.76%, 06/06/07	5,000
9,200	Series G, Rev., VAR, AMBAC, 3.80%, 06/06/07	9,200
7,100	Series H, Rev., VAR, AMBAC, 3.80%, 06/06/07	7,100
9,670	West Virginia State Parkways Economic Development & Tourism Authority, Rev., VAR, FGIC, 3.74%, 06/06/07	9,670

		71,865

	Wisconsin — 0.9%
	City of Milwaukee,
46,500	Rev., RAN, 4.50%, 08/30/07	46,603
21,000	Series V8, GO, VAR, 3.78%, 06/06/07	21,000
	Dane County,
6,875	Series ROCS-RR-II-R-2003, GO, VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	6,875
5,740	Series ROCS-RR-II-R-4504, GO, VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	5,740
10,000	Eclipse Funding Trust, Solar Eclipse, Series 2007-0029, Rev., VAR, AMBAC-TCRS-Bank of New York, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	10,000
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VAR, 3.83%, 06/04/07	4,000
3,730	Series D, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.82%, 06/04/07	3,730
6,605	Series E, Rev., VAR, 3.86%, 06/06/07	6,605
3,405	Series E, Rev., VAR, FSA, 3.80%, 06/06/07	3,405
3,325	Series E, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.82%, 06/04/07	3,325
5,130	Series F, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.82%, 06/04/07	5,130
4,065	Series G, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.82%, 06/04/07	4,065
17,095	Series H, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.82%, 06/04/07	17,095
5,040	Series I, Rev., VAR, MBIA, AMT, LIQ: Federal Home Loan Bank, 3.74%, 06/04/07	5,040
9,800	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation, Rev., VAR, LOC: LaSalle Bank N.A., 3.76%, 03/01/07	9,800

		152,413

	Wyoming — 0.6%
95,000	Campbell County IDR, Two Electric Power Generation Station Project, Rev., VAR, 3.80%, 11/30/07	95,000
	Sublette County, Exxon Project,
300	Series A, Rev., VAR, 3.96%, 06/01/07	300
3,300	Series B, Rev., VAR, 3.96%, 06/01/07	3,300

		98,600

	Total Municipal Bonds (Cost $16,261,784)	16,261,784

	Total Investments — 98.9% (Cost $17,045,002)*	17,045,002
	Other Assets in Excess of Liabilities — 1.1%	188,919

	NET ASSETS — 100.0%	$17,233,921

	Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

ACES	Automatically Convertible Securities
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
COP	Certificates of Participation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PCR	Pollution Control Revenue
PRIV MTG	Private Mortgage
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SAAN	Student Aid Anticipatory Notes
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
TAW	Tax Anticipation Warrant
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 30, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

July 30, 2007